                                                              File No. 333-41180
                                                              File No. 811-10011
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
           Pre-Effective  Amendment No.                                    [ ]

                                                 ----------
          Post-Effective Amendment No.               5                     [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
                                  Amendment No.      9                     [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)
              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                   Name of Agent for Service for Process:

                      Amy J. Lee, Associate General Counsel
                     Security Benefit Life Insurance Company
                           One Security Benefit Place
                              Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering:  May 1, 2003

It is proposed that this filing will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[X]    on May 1, 2003, pursuant to paragraph (b) of Rule 485

[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]    on May 1, 2003, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual flexible premium deferred variable annuity contracts.

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                        SECUREDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                   ISSUED BY:                             MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
   1-800-888-2461
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     This Prospectus  describes the SecureDesigns  Variable  Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract")  offered by
Security  Benefit  Life  Insurance  Company  (the  "Company").  The  Contract is
available for individuals as a non-tax  qualified  retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is
designed to give you  flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account XIV -  SecureDesigns  Variable  Annuity,  or to the Fixed Account.  Each
Subaccount invests in a corresponding  mutual fund (the "Underlying  Fund"). The
Subaccounts currently available under the Contract are:

o        Equity
o        Large Cap Value
o        Money Market
o        Global
o        Diversified Income
o        Large Cap Growth
o        Enhanced Index
o        International
o        Mid Cap Growth
o        Managed Asset Allocation
o        Equity Income
o        High Yield
o        Small Cap Value
o        Social Awareness
o        Technology
o        Mid Cap Value
o        Main Street Growth and Income(R)
o        Small Cap Growth
o        Select 25
o        Aim Basic Value
o        Aim Mid Cap Core Equity
o        American Century Ultra
o        American Century Value
o        INVESCO Real Estate Opportunity
o        INVESCO Health Sciences
o        Oppenheimer Main Street Small Cap(R)
o        PIMCO All Asset
o        PIMCO Real Return
o        PIMCO Low Duration
o        Rydex Sector Rotation

     Amounts that you allocate to the  Subaccounts  under the Contract will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     Amounts allocated to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account."  Contract Value in the Fixed
Account is guaranteed by the Company.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at One  Security  Benefit
Place, Topeka,  Kansas 66636 or by calling  1-800-888-2461.  The contents of the
Statement of Additional Information are set forth in this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

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     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS  PROSPECTUS  IS  ACCOMPANIED  BY  THE  CURRENT  PROSPECTUSES  FOR  THE
UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR
FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003

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   The variable annuity covered by this Prospectus is the subject of a pending patent in the United States Patent and Trademark Office.
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INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,

   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit...................   24
   Enhanced Death Benefit..............................   24
   Combined Enhanced and Annual
     Stepped Up Death Benefit..........................   25
   Combined Enhanced and Guaranteed
     Growth Death Benefit..............................   25
   Combined Enhanced, Annual Stepped Up,

   Tax Status of the Company and the Separate Account..   35
   Income Taxation of Annuities in

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

     Various  terms  commonly  used in this  Prospectus  are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE  OFFICE-- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT -- The person that you  designate on whose life annuity  payments may be determined.  If you designate Joint  Annuitants,  "Annuitant"  means both
Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which annuity payments are made.

     ANNUITY  UNIT  -- A unit of  measure  used to  calculate  variable  annuity payments under Options 1 through 4, 7 and 8.

     ANNUITY  START DATE -- The date when annuity  payments  begin as elected by the Owner.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT  DATE -- The date the Contract  begins as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month  period measured from the Contract Date.

     CREDIT  ENHANCEMENT  -- An amount  added to Contract  Value under the Extra
Credit Rider.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

     FIXED ACCOUNT -- An account that is part of the Company's  General  Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

     GENERAL  ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT -- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a  corresponding  Underlying  Fund.

     SUBACCOUNT  -- A division  of the  Separate  Account of the  Company  which invests in a corresponding Underlying Fund.

     UNDERLYING  FUND -- A mutual  fund or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract ("the  Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into accounts,  each referred to as a Subaccount.  See "Separate  Account." Each
Subaccount  invests  exclusively in shares of an Underlying  Fund, each of which has a different  investment  objective or  objectives.  The  Subaccounts  are as follows:

o  Equity               o  Main Street Growth and
o  Large Cap Value         Income(R)
o  Money Market         o  Small Cap Growth
o  Global               o  Select 25
o  Diversified Income   o  Aim Basic Value
o  Large Cap Growth     o  Aim Mid Cap Core Equity
o  Enhanced Index       o  American Century Ultra
o  International        o  American Century Value
o  Mid Cap Growth       o  INVESCO Real Estate
o  Managed Asset           Opportunity
   Allocation           o  INVESCO Health Sciences
o  Equity Income        o  Oppenheimer Main
o  High Yield              Street Small Cap(R)
o  Small Cap Value      o  PIMCO All Asset
o  Social Awareness     o  PIMCO Real Return
o  Technology           o  PIMCO Low Duration
o  Mid Cap Value        o  Rydex Sector Rotation

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least an effective  annual rate of 3%. See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase  payment is $500 ($50 under an  Automatic
Investment Program). See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed Account (not  including any Credit  Enhancements  if an Extra Credit Rider was in effect).  The Company will also refund as of the Valuation  Date on which we receive your Contract any Contract Value allocated to the  Subaccounts,  plus any  charges  deducted  from  such  Contract  Value,  less  the  Contract  Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  the
Company  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

     The Free  Withdrawal  amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the  purchase  payment is received by the Company and  increases in age each year  thereafter.  The  withdrawal  charge is  calculated  according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 7% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY  AND  EXPENSE  RISK  CHARGE.  The  Company  deducts a charge  for mortality  and expense  risks  assumed by the Company  under the  Contract.  The
Company  deducts a daily minimum charge equal to 0.60%,  on an annual basis,  of each Subaccount's  average daily net assets. If you are subject to mortality and expense risk charge above the minimum  charge,  the Company deducts it from your
Contract Value on a monthly basis.  The mortality and expense risk charge amount is determined  each month by reference to the amount of your Contract  Value, as set forth in the table below.

----------------------------------------------------------
                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
CONTRACT VALUE                              CHARGE
----------------------------------------------------------
Less than $25,000                           0.85%
At least $25,000 but less than              0.70%
   $100,000
$100,000 or more                            0.60%
----------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES.  The Company deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider,  available  only at issue,  and you may not  terminate a Rider after issue,  unless  otherwise  stated.  The  amount  of the  charge  is  equal  to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.50%,  because the total cost of such Riders,  1.20%,  would exceed the maximum Rider charge of
1.00%.

     GUARANTEED  MINIMUM INCOME  BENEFIT.  This Rider makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract  Anniversary.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

See "Guaranteed Minimum Income Benefit."

     ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes  available an enhanced death  benefit  upon the  death of the  Owner or any  Joint  Owner  prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company;  or (3) the Stepped Up Death  Benefit.  The
Stepped Up Death Benefit is the largest result for the following  calculation as of the date of receipt of instructions regarding payment of the death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge for this Rider is 0.20%.  See  "Annual
Stepped Up Death Benefit."

     GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes  available an enhanced death  benefit  upon the  death of the  Owner or any  Joint  Owner  prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company; or (3) the Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to purchase payments, net of any premium tax,  less an  adjustment  for any  withdrawals,  increased at an annual effective rate of 3%, 5%, 6% or 7%, as elected in the  application.  This
Rider is  available  only if the age of the  Owner at the time the  Contract  is issued is age 79 or younger. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE

------------------- -----------------
        3%               0.10%
        5%               0.20%
        6%               0.25%
        7%               0.30%
------------------- -----------------

See "Guaranteed Growth Death Benefit."

     COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT.  This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the  greatest  of:  (1)  purchase  payments,  less any  withdrawals  and withdrawal  charges;  (2)  Contract  Value on the date due proof of the  Owner's death and instructions  regarding  payment are received by the Company;  (3) the
Annual  Stepped Up Death Benefit (as  described  above);  or (4) the  Guaranteed
Growth Death Benefit at 5% (as described above). This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.
The  charge  for this  Rider is  0.25%.  See  "Combined  Annual  Stepped  Up and
Guaranteed Growth Death Benefit."

     ENHANCED  DEATH  BENEFIT.  This Rider makes  available  an  enhanced  death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under this Rider will be the greater of: (1) purchase payments, less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

     COMBINED  ENHANCED AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is  0.35%.See  "Combined  Enhanced  and  Annual  Stepped Up Death
Benefit."

     COMBINED  ENHANCED AND GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

     COMBINED ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.40%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

     EXTRA CREDIT. This Rider makes available a Credit Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

     In the event of a full or partial  withdrawal,  The Company will  recapture all or part of any Credit Enhancement that has not yet vested to the extent that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

     The  Company  will deduct the charge for this Rider  during the  seven-year period  beginning  on the  Contract  Date and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

See "Extra Credit."

     WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a waiver of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

     ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or  younger.  The  charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40% if you select the 3-year  schedule.  If you have also purchased an Extra Credit Rider,  you may forfeit all or part of any Credit
Enhancement  in the  event of a full or  partial  withdrawal.  See  "Alternative
Withdrawal Charge."

     ADMINISTRATION  CHARGE. The Company deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

     ACCOUNT  ADMINISTRATION  CHARGE.  The Company  deducts an account charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses.
See the prospectus for each Underlying Fund for more information.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling 1-800-888-2461.

--------------------------------------------------------------------------------

EXPENSE TABLE

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect  state  premium  taxes,  which may be  applicable to your
Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
   attributable to Purchase Payments)                                   7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC  EXPENSES are fees and expenses that you will pay
  periodically during the time that you own the  Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                  $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
    Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           0.85%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.15%
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          1.00%(4)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             2.00%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  An  account  administration  charge  of  $30 is  deducted  at  each  Contract anniversary,  and a pro rata account  administration charge is deducted:  (1)
   upon full  withdrawal of Contract  Value;  (2) upon the Annuity Start Date if one of Annuity  Options 1 through 4, 7 or 8 is elected;  and (3) upon payment of a death benefit. The account  administration charge will be waived if your
   Contract Value is $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows: Less than $25,000 - 0.85%; At least $25,000 but less than $100,000 -
   0.70%; $100,000 or more - 0.60%. The mortality and expense risk charge during the Annuity Period is 1.25% for Annuity Options 1 through 4, 7 and 8.

4  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 1.00% of Contract Value.

-----------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
-----------------------------------------------------------------------------------------
                                                                                ANNUAL
                                                             INTEREST RATE*  RIDER CHARGE
-----------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                            3%           0.15%
                                                                   5%           0.30%
-----------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                              ---          0.20%
-----------------------------------------------------------------------------------------
                                                                   3%           0.10%
Guaranteed Growth Death Benefit Rider                              5%           0.20%
                                                                   6%           0.25%
                                                                   7%           0.30%
-----------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
 and Guaranteed Growth Death Benefit Rider                         5%           0.25%
-----------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                       ---          0.25%
-----------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider        ---          0.35%
-----------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider        5%           0.35%
-----------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and Guaranteed
 Growth Death Benefit Rider                                        5%           0.40%
-----------------------------------------------------------------------------------------
                                                                   3%           0.40%
Extra Credit Rider                                                 4%           0.55%
                                                                   5%           0.70%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                  ---          0.05%
-----------------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                              0-Year         0.50%
                                                                 3-Year         0.40%
-----------------------------------------------------------------------------------------
*Interest rate, or for the Alternative  Withdrawal  Charge
 Rider, the withdrawal charge schedule.

-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                0.58%         2.11%
-------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include management fees, distribution fees, service fees and other expenses.  The maximum  expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent  the total  annual  operating  expenses  of that
   Underlying Fund with the lowest total operating expenses.
-------------------------------------------------------------

EXAMPLES -- This  Example is intended to help you compare the cost of  investing in the Contract with the cost of investing in other variable annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

-------------------------------------------------------------
                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
-------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                     $1,046   $1,802   $2,476  $4,298
-------------------------------------------------------------
If you do not surrender
your Contract                 413    1,250    2,101   4,298
-------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial  information  presents  accumulation unit values for the period January 12, 2001 (date of inception)  through December 31,
2002, as well as ending accumulation units outstanding under each Subaccount.

-------------------------------------------------------------
                                      2002           2001
-------------------------------------------------------------
-------------------------------------------------------------
EQUITY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  7.36         $8.40
   End of period...............      $  5.38         $7.36
Accumulation units outstanding
at the end of period...........      544,857       176,676
-------------------------------------------------------------
-------------------------------------------------------------
LARGE CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.00         $9.77
   End of period...............      $  6.57         $9.00
Accumulation units outstanding
at the end of period...........      610,851       343,404
-------------------------------------------------------------
-------------------------------------------------------------
MONEY MARKET
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $10.13        $10.16
   End of period...............       $ 9.87        $10.13
Accumulation units outstanding
at the end of period...........      982,287       401,703
-------------------------------------------------------------
-------------------------------------------------------------
GLOBAL
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  7.84         $9.09
   End of period...............      $  5.84         $7.84
Accumulation units outstanding
at the end of period...........      900,881       242,048
-------------------------------------------------------------
-------------------------------------------------------------
DIVERSIFIED INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $10.89        $10.64
   End of period...............       $11.46        $10.89
Accumulation units outstanding
at the end of period...........    1,143,363       416,745
-------------------------------------------------------------
-------------------------------------------------------------
LARGE CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  6.33         $7.39
   End of period...............      $  4.44         $6.33
Accumulation units outstanding
at the end of period...........      829,448       180,104
-------------------------------------------------------------
-------------------------------------------------------------
ENHANCED INDEX
-------------------------------------------------------------
Accumulation unit value:
  Beginning of period.........      $  7.31         $8.47
   End of period...............      $  5.42         $7.31
Accumulation units outstanding
at the end of period...........      237,774       192,600
-------------------------------------------------------------
-------------------------------------------------------------
INTERNATIONAL
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  6.09         $8.32
   End of period...............      $  4.65         $6.09
Accumulation units outstanding
at the end of period...........      538,982       102,552
-------------------------------------------------------------
-------------------------------------------------------------
MID CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.34         $9.68
   End of period...............      $  5.67         $8.34
Accumulation units outstanding
at the end of period...........    1,093,762       364,122
-------------------------------------------------------------
-------------------------------------------------------------
MANAGED ASSET ALLOCATION
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.74         $9.47
   End of period...............      $  7.60         $8.74
Accumulation units outstanding
at the end of period...........      252,528       103,760
-------------------------------------------------------------
-------------------------------------------------------------
EQUITY INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $10.87        $11.09
   End of period...............       $ 9.06        $10.87
Accumulation units outstanding
at the end of period...........      803,419       287,273
-------------------------------------------------------------
-------------------------------------------------------------
HIGH YIELD
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $18.41        $18.37
   End of period...............       $17.80        $18.41
Accumulation units outstanding
at the end of period...........      301,751        47,057
-------------------------------------------------------------
-------------------------------------------------------------
SMALL CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $12.30        $10.29
   End of period...............       $11.03        $12.30
Accumulation units outstanding
at the end of period...........      319,542       164,868
-------------------------------------------------------------
-------------------------------------------------------------
SOCIAL AWARENESS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  6.92         $8.02
   End of period...............      $  5.20         $6.92
Accumulation units outstanding
at the end of period...........      209,531        65,355
-------------------------------------------------------------
-------------------------------------------------------------
TECHNOLOGY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  4.37         $5.43
   End of period...............      $  2.62         $4.37
Accumulation units outstanding
at the end of period...........      253,905       103,185
-------------------------------------------------------------
-------------------------------------------------------------
MID CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $12.16        $11.13
   End of period...............       $10.06        $12.16
Accumulation units outstanding
at the end of period...........      798,428       292,715
-------------------------------------------------------------
-------------------------------------------------------------
MAIN STREET GROWTH AND INCOME(R)
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $15.21        $17.05
   End of period...............       $11.82        $15.21
Accumulation units outstanding
at the end of period...........      355,261       142,304
-------------------------------------------------------------
-------------------------------------------------------------
SMALL CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  5.40         $7.14
   End of period...............      $  3.82         $5.40
Accumulation units outstanding
at the end of period...........      652,170       234,506
-------------------------------------------------------------
-------------------------------------------------------------
SELECT 25
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  7.47         $8.30
   End of period...............      $  5.28         $7.47
Accumulation units outstanding
at the end of period...........      185,009       133,791
-------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31,  1998,  the  Company  converted  from a mutual  life  insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002, the Company had total assets of  approximately  $7.8 billion.  Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All obligations  arising under the Contracts are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract  provides  that the income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

     Shares of the  Underlying  Funds  currently are not publicly  traded mutual funds.  They are  available  only as investment  options in variable  annuity or variable life insurance  policies issued by life insurance  companies or in some cases, through participation in certain qualified pension or retirement plans.

     Because the  Underlying  Funds may serve as  investment  vehicles  for both
variable  life  insurance   policies  and  variable  annuity  contracts  ("mixed
funding")  and  shares  of the  Underlying  Funds  also may be sold to  separate accounts of other insurance  companies  ("shared  funding"),  material conflicts could occur. The Company  currently does not foresee any disadvantages to Owners arising from either mixed or shared funding;  however, due to differences in tax treatment or other  considerations,  it is possible that the interests of Owners of various  contracts for which the Underlying  Funds serve as investment  media might at some time be in conflict.  However, the Company, each Underlying Fund's
Board of Directors,  and any other insurance  companies that  participate in the
Underlying  Funds  are  required  to  monitor  events in order to  identify  any material  conflicts  that arise  from mixed  and/or  shared  funding.  If such a conflict were to occur, the Company would take steps necessary to protect Owners
including   withdrawal  of  the  Separate  Account  from  participation  in  the
Underlying  Fund(s)  involved in the conflict.  This might force the  Underlying
Fund to sell securities at disadvantageous prices.

     A summary of the investment  objective of each of the  Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any  Underlying
Fund will achieve its objective.  More detailed  information is contained in the
prospectus  of  each  Underlying  Fund,  including   information  on  the  risks
associated with its investments and investment techniques.

     Prospectuses  for the Underlying  Funds should be read in conjunction  with this Prospectus.

     The  Company has  entered  into  agreements  with the  underwriters  and/or advisers to the Underlying Funds. Under these agreements, the Company has agreed to provide  certain  services and to provide  information  about the  Underlying
Funds to Owners of the Contract  who invest in the funds.  For  providing  these services,  the Company receives compensation from the underwriter or adviser, as applicable (a "Shareholder  Service Fee"). The compensation  varies based on the services being provided,  but generally the  Shareholder  Service Fee is between
0.20% to  0.50% of the  average  net  assets  of the  Contract  invested  in the
Underlying Fund. Some of the Underlying Funds have a Rule 12b-1 Plan under which the  fund  is  permitted  to  make  payments  for  shareholder  services  and/or
distribution   related  activities  provided  by  the  Company  and/or  Security
Distributors, Inc., the underwriter for the Contract. Receipt of 12b-1 fees will generally not exceed 0.25% of the average net assets of the Contract invested in the  Underlying  Fund.  The  Company  does not expect to  receive a  Shareholder
Service Fee and 12b-1 fees with respect to the same Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a flexible  purchase payment  deferred  variable  annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract  provides  several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the  Annuity  Start  Date.  The amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

     The  Contract  is  available  for  purchase by an  individual  as a non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
traditional  and Roth  individual  retirement  accounts or annuities,  including traditional IRA's established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued  pursuant to a  Non-Qualified  Plan. If you are purchasing the
Contract as an investment  vehicle for a Section 403(b),  408, or 408A Qualified
Plan, you should  consider that the contract does not provide any additional tax advantages beyond that already  available  through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $50. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at the  Company's  Administrative  Office.  Changes in the  allocation  of future purchase  payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After the Company has received an Asset  Reallocation/Dollar Cost Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value."

     You may instruct the Company at any time to terminate the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has been  canceled,  a new Asset  Reallocation/  Dollar  Cost
Averaging  form must be completed  and sent to the  Administrative  Office.  The
Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,  modify, or suspend the Dollar Cost  Averaging  Option at any time.  The Company does not  currently charge a fee for this option.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that are allowed as discussed under "Transfers of Contract Value."

     You may  instruct  the  Company  at any time to  terminate  this  option by written  request to the  Company's  Administrative  Office.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office.
You may make  transfers  (other  than  transfers  pursuant  to the  Dollar  Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

     The Company  effects  transfers  between  Subaccounts  at their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

     You may  also  transfer  Contract  Value  to the  Fixed  Account;  however, transfers from the Fixed Account to the  Subaccounts are restricted as described in "The Fixed Account."

     The Company  reserves the right to limit the number of transfers to 14 in a
Contract Year.  The Contract is not designed for  professional  "market  timing"
organizations, or other organizations or individuals engaging in a market timing strategy, or making programmed  transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer  activities  are  disruptive to the Underlying  Funds in which the  Subaccounts  invest.  If the Company  determines  that your  transfer patterns  among the  Subaccounts  are disruptive to the  Underlying  Funds,  the
Company may among other things, restrict the availability of telephone transfers or other electronic  transfers and may require that you submit transfer requests in  writing  via  regular  U.S.  mail.  We may also  refuse  to act on  transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more  owners.  Also,  certain of the  Underlying  Funds have in place limits on the number of  transfers  permitted  in a Contract  Year,  which limits are more  restrictive than 14 per Contract Year. The Company reserves the right to limit the size and frequency of transfers and to discontinue  telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o    Investment  performance  of the  Subaccounts  to which  you have  allocated
     Contract Value,

o    Payment of purchase payments,

o    The amount of any outstanding Contract Debt,

o    Full and partial withdrawals, and

o    Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying  Fund. The investment  performance of the  Subaccounts will  reflect  increases  or  decreases  in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

     In  addition,   other   transactions   including  loans,  full  or  partial
withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by  dividing  the  dollar  amount  of  such  transaction  by  the  price  of the
Accumulation  Unit of the affected  Subaccount next determined  after receipt of the  transaction.  The price of each  Subaccount is determined on each Valuation
Date as of the close of the New York Stock Exchange,  normally 3:00 p.m. Central time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
New York Stock Exchange is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract  of 0.60%,  and (5) the  administration  charge  under the  Contract of
0.15%.

     The  minimum   mortality   and  expense   risk  charge  of  0.60%  and  the
administration  charge of 0.15% are factored into the accumulation unit value or
"price" of each  Subaccount  on each  Valuation  Date.  The Company  deducts any mortality  and expense risk charge  above the minimum  charge and the charge for any optional  Riders (the "Excess  Charge") on a monthly basis.  Each Subaccount declares a monthly  dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage  of  your  Contract  Value  allocated  to  the  Subaccount  as of the reinvestment  date.  The  monthly  dividend  is paid  only  for the  purpose  of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date. See the
Statement of Additional  Information  for a more detailed  discussion of how the
Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by the Company at its  Administrative  Office. A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata account charge and any  uncollected  premium  taxes.  If an Extra  Credit  Rider is in  effect,
Contract Value will also be reduced by any Credit Enhancements that have not yet vested.  See the  discussion  of vesting  of Credit  Enhancements  under  "Extra
Credit."

     The  Company  requires  the  signature  of all  Owners on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to  transfer or exchange  all or part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Owner's  instructions to the Company. If you do not specify the allocation,  the
Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable  withdrawal  charge and premium tax.  Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue,  modify, suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you purchase  payments  allocated to the Fixed Account (not including any Credit
Enhancements  if an Extra  Credit  Rider was in effect).  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.   The sum of all purchase payments (not including any Credit  Enhancements if an Extra  Credit  Rider  was in  effect),  less any  reductions  caused  by previous withdrawals, including withdrawal charges, or

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     If you  purchased  one or more  of the  optional  Riders  that  provide  an enhanced death benefit, your death benefit will be determined in accordance with the terms of the Rider.  See the  discussion of Annual  Stepped Up Death Benefit
Rider,  Guaranteed  Growth Death Benefit Rider,  Combined  Annual Stepped Up and
Guaranteed  Growth Death Benefit Rider,  Enhanced Death Benefit Rider,  Combined
Enhanced  and Annual  Stepped Up Death  Benefit  Rider,  Combined  Enhanced  and
Guaranteed Growth Death Benefit Rider, and Combined Enhanced, Annual Stepped Up,
and Guaranteed Growth Death Benefit Rider. Your death benefit proceeds under the
Rider will be the death benefit  reduced by any  outstanding  Contract Debt, any pro rata account charge and any uncollected premium tax.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with a Qualified Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

     The Company will waive the  withdrawal  charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first day of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal,  consisting of purchase  payments,  that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the  purchase  payment is received by the Company and  increases in age each year  thereafter.  The  withdrawal  charge is  calculated  according to the following schedule:

---------------------------------------------
 PURCHASE PAYMENT AGE (IN      WITHDRAWAL
          YEARS)                 CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  The Company will assess the  withdrawal  charge  against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

     The Company pays sales  commissions  to  broker-dealers  and other expenses associated with the promotion and sales of the Contract.  The withdrawal  charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase  payments.  The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered  representatives  may be  eligible,  under  programs  adopted  by the
Company to receive  non-cash  compensation  such as  expense-paid  due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or  self-regulatory  agency,  such as the
NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

----------------------------------------------------------
                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
CONTRACT VALUE                             CHARGE
----------------------------------------------------------
Less than $25,000                           0.85%
At least $25,000 but less than              0.70%
   $100,000
$100,000 or more                            0.60%
----------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contracts and in operating the Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contracts and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of Security  Benefit and the  Separate  Account"  and
"Charge for Security Benefit Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 0.85%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more  fully  described  in the  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise  stated.  The Company deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The  amount  of the  charge  is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.50%,  because the total cost of such  Riders,  1.20%,  would  exceed the maximum  Rider  charge of
1.00%.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will  credit a maximum  rate of 4% for amounts  allocated  to the Money
Market Subaccount or the Fixed Account.)

     In crediting  interest,  the Company  takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest until the earlier of: (1) the Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit,  less any applicable  Premium tax and pro rata account  administration  charge, to purchase a fixed Annuity within
30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.  In the event of a withdrawal, the Stepped Up Death
     Benefit is reduced as of the date of the  withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal  charges,  by
     Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.20%. See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (The Company will credit a maximum rate of 4%
for amounts  allocated to the Money Market  Subaccount or the Fixed Account.) In
crediting  interest,  the  Company  takes into  account  the timing of when each purchase  payment and  withdrawal  occurred.  The Company  accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract  Anniversary
following  the  oldest  Owner's  80th  birthday;  (3) the date due  proof of the
Owner's  death and  instructions  regarding  payment  are  received;  or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The  amount of the  Guaranteed  Growth  Death  Benefit  shall not exceed an
amount  equal  to  200%  of  purchase   payments   (not   including  any  Credit
Enhancements),  net of premium  tax and any  withdrawals,  including  withdrawal charges.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

-------------------------------------
  INTEREST RATE      RIDER CHARGE
-------------------------------------
        3%              0.10%
        5%              0.20%
        6%              0.25%
        7%              0.30%
-------------------------------------

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o    "Contract  gain"  is equal to  Contract  Value as of the date due  proof of death and  instructions  with regard to payment are received  less adjusted purchase payments.

o    "Adjusted purchase payments" are equal to all purchase payments made to the
     Contract  adjusted for withdrawals  and any applicable  premium tax. In the event of a withdrawal,  purchase payments are reduced as of the date of the withdrawal  by a  percentage  found  by  dividing  the  withdrawal  amount, including any withdrawal  charges,  by Contract Value  immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death benefit  reduced  by  any  outstanding  Contract  Debt,  any  pro  rata  account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above); or

4.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.40%.  See the discussion under "Death Benefit."

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit  Enhancement that has not yet vested.  An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.   The amount of the withdrawal, including any withdrawal charges, by

2.   Contract Value immediately prior to the withdrawal.

     The Company will recapture  Credit  Enhancements on withdrawals only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract  is issued is age 80 or  younger.  The  charge  for this  Rider will be deducted for a period of seven years from the Contract  Date.  The charge varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

     The Company may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

     The  Company  expects  to make a profit  from the charge for this Rider and funds  payment  of the  Credit  Enhancements  through  the Rider  charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect  your  average  annual  return  (net  of  expenses  of the  Contract  and
Underlying  Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase  payments to the Contract after the first
Contract Year.  The returns below  represent the amount that must be earned EACH year during the seven-year  period  beginning on the Contract Date to break even on the Rider.  The rate of return  assumes that all  purchase  payments are made during  the first  Contract  Year when the  Credit  Enhancement  is  applied  to purchase payments.  If purchase payments are made in subsequent  Contract Years, the applicable Rider charge will be higher and no offsetting Credit  Enhancement will be available.  As a result, the rate of return required to break even would be higher.

     If your actual  returns are greater than the amount set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please  note that the  returns  below are net of Contract  and  Underlying  Fund expenses  so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

------------------------------------- --------------------
                                        RATE OF RETURN
      CREDIT ENHANCEMENT RATE          (NET OF EXPENSES)
------------------------------------- --------------------
                 3%                         -5.00%
                 4%                         -1.50%
                 5%                          0.80%
------------------------------------- --------------------

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

     The Rider  defines  confinement  to a  hospital  or  nursing  facility,  as follows:  (1) you have been  confined  to a  "hospital"  or  "qualified  skilled nursing  facility"  for at least 90  consecutive  days  prior to the date of the withdrawal;  and (2) you are so confined  when the Company  receives  the waiver request and became so confined after the Contract Date.

     The Company  defines  terminal  illness as follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

     Prior to making a withdrawal pursuant to this Rider, you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company  reserves the right to have a physician  of its choice  examine the Owner to  determine  if the Owner is  eligible  for a waiver.  This Rider is available only if the age of the Owner at the time the Contract is issued is age
90 or younger. The charge for this Rider is 0.05%.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months preceding the withdrawal.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or  younger.  The  charge for this Rider is 0.50% if you select the 0-year schedule and 0.40% if you select the 3-year schedule. If you purchase this Rider, the withdrawal charge selected under the Rider will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales
Charge." If you have also  purchased an Extra Credit Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial  withdrawal.
See "Extra Credit."

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birthdate of the older  Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date,  the proceeds under the Contract will be applied to provide an Annuity under one of the options  described below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 -- LIFE WITH  INSTALLMENT OR UNIT REFUND OPTION.  Periodic annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR.  Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4,
7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

     The Company  determines  the number of Annuity Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent  variable  annuity  payments are calculated by  multiplying  the number of Annuity  Units  allocated to a Subaccount  by the value of the Annuity
Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment  is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.  For a Non-Qualified  Plan, SBL does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract."

     Amounts  allocated to the Fixed Account become part of the General  Account of the Company,  which  consists of all assets  owned by the Company  other than those in the  Separate  Account  and other  separate  accounts  of the  Company.
Subject to applicable  law, the Company has sole  discretion  over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

     Contract  Value  allocated or transferred to the Fixed Account at one point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DCA  PLUS  ACCOUNT  -- You may  allocate  all or part of your  initial  purchase payment to the DCA Plus Account,  which is part of the Company's  Fixed Account.
The rate of Current  Interest  declared by the Company for the DCA Plus  Account will be fixed  for the  applicable  DCA Plus  Period,  which is a  six-month  or
12-month  period that begins as of the Valuation  Date your purchase  payment is applied to the DCA Plus  Account.  If you would like to  allocate  your  initial purchase  payment to the DCA Plus  Account,  you must  complete a DCA Plus form, which is available  upon request.  Upon the form, you must select the applicable
DCA Plus Period,  the  Subaccounts to which monthly  transfers from the DCA Plus
Account  will  be  made,  and  the  percentage  to be  allocated  to  each  such
Subaccount.

     The Company will  transfer your  Contract  Value  allocated to the DCA Plus
Account to the Subaccounts  that you select on a monthly basis over the DCA Plus
Period. The Company will effect each transfer on the monthly  anniversary of the date that your purchase  payment is allocated to the DCA Plus  Account,  and the first such transfer will be made on the first monthly  anniversary of that date.
The  amount  of each  monthly  transfer  is found  by  dividing  Contract  Value allocated to the DCA Plus  Account by the number of months  remaining in the DCA
Plus Period. The Company may declare a rate of Current Interest for the DCA Plus
Account that differs from the rate declared for the Fixed Account.

     You may  allocate  only  purchase  payments  to the DCA Plus  Account,  and transfers  of  Contract  Value  to this  account  are not  permitted  under  the
Contract.  Any purchase payments  allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the  Subaccounts  over the months  remaining in the DCA Plus Period.  The DCA Plus Account is not available if you have purchased a 0-Year  Alternative  Withdrawal  Charge Rider, or if the
DCA Plus Period has expired.  You may terminate your  allocation to the DCA Plus
Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to the Fixed Account and/or one or more of the Subaccounts.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against  the Fixed  Account,  and any amounts  that the Company  pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract Value is allocated to the Fixed Account,  and you will not  participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the lesser of (i) $500 or (ii) the amount of Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

     If purchase  payments are allocated (except purchase payments made pursuant to an Automatic  Investment Program),  or Contract Value is transferred,  to the
Fixed  Account,  any transfers  from the Fixed  Account in  connection  with the
Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such purchase payment or transfer.  You may reestablish Dollar
Cost  Averaging or Asset  Reallocation  by  submitting a written  request to the
Company.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the  application  or any later  change  shown in the  Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The Owner may change the Primary  Beneficiary  at any time while the Contract is in force by written request on forms provided by the Company and received by the
Company at its  Administrative  Office.  The  change  will not be binding on the
Company  until it is received and  recorded at its  Administrative  Office.  The change  will be  effective  as of the date this form is  signed  subject  to any payments  made or other  actions  taken by the  Company  before  the  change  is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request to the  Company.  A loan must be taken and repaid  prior to the  Annuity
Start Date. The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all  contracts  combined is  generally  equal to the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the  Contract  Values or $10,000,  whichever  is greater (the $10,000 limit is not available  for Contracts  issued under a 403(b) Plan subject to the
Employee  Retirement  Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2)  50% of  your  Contract  Value.  In  any  case,  the  maximum  loan  balance outstanding  at any time may not exceed 80% of Contract  Value,  and the Company reserves the right to limit to one the number of loans  outstanding at any time.
The  Internal  Revenue  Code  requires  aggregation  of  all  loans  made  to an individual employee under a single employer plan. However, since the Company has no information concerning  outstanding loans with other providers,  we will only use information  available under annuity contracts issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

     When an eligible  Owner takes a loan,  Contract Value in an amount equal to the loan amount is  transferred  from the  Subaccounts  and/or the Fixed Account into an account called the "Loan  Account," which is an account within the Fixed
Account.  Amounts  allocated  to the Loan  Account  earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company.  Because the Contract Value  maintained in the
Loan  Account  (which  will  earn 3%) will  always  be  equal in  amount  to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less 3%.

     Loans must be repaid within five years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  You must label each loan payment as such. If not labeled as a loan payment,  amounts  received by the Company will be treated as purchase payments.  Upon receipt of a loan payment,  the Company will  transfer  Contract
Value  from the  Loan  Account  to the  Fixed  Account  and/or  the  Subaccounts
according to your current  instructions  with respect to purchase payments in an amount  equal to the amount by which the payment  reduces the amount of the loan outstanding.

     If you do not make any  required  loan  payment by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by the  Company.  No new  loans  will  be  allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account. If a loan continues to be in default, the total outstanding balance may be deducted from  contract  Value on or after the  Contractowner  attains age 59
1/2. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan,  you should  carefully  consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit  under any such Rider.  Until the loan is repaid,  SBL  reserves the right to restrict any transfer of the Contract which would otherwise  qualify as a transfer permitted in the Internal Revenue Code.

     In the event that you elect to  exchange  your  Contract  for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that  state at that  time,  but there can be no  assurance  that  loans  will be approved.  Prospective Owners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2,  (ii)  have a  severance  from  employment,  (iii)  dies,  (iv)  becomes disabled,  or  (v)  incurs  a  hardship.  Furthermore,  distributions  of  gains attributable  to such  contributions  accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses,  the purchase of a residence,  paying  certain  tuition  expenses,  or paying amounts
needed  to  avoid  eviction  or  foreclosure   that  may  ONLY  be  met  by  the
distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S  TAXES. A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS. Each Underlying Fund will be required to adhere to regulations  adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Fund,  intends to comply with the  diversification  requirements  of
Section 817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition, the Company does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems  appropriate,  to attempt to  prevent an Owner from being  considered  the owner of a pro rata share of the assets of the Separate  Account.  Moreover,  in the event that  regulations  or rulings are  adopted,  there can be no assurance that the Underlying Funds will be able to operate as currently  described in the
Prospectus,  or  that  the  Underlying  Funds  will  not  have to  change  their investment objectives or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

     SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY START DATE. Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE  ANNUITY  START  DATE.  Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity  payments,  the taxable portion of each payment generally is  determined  by  using  a  formula  known  as the  "exclusion  ratio,"  which establishes  the ratio that the  investment  in the Contract  bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then  applied  to each  payment  to  determine  the  non-taxable  portion of the payment.  The  remaining  portion of each  payment is taxed at  ordinary  income rates.  For variable  annuity  payments,  the taxable portion of each payment is
determined  by  using  a  formula  known  as  the  "excludable   amount,"  which
establishes the non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the  Contract  by the  number of  payments  to be made.  The  remainder  of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity payments  to date  equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner,  the  selection  of certain  Annuity  Start  Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer,  assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate  retirement  savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contract comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION  403(b).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must  generally be  distributed  or begin to be  distributed  not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date").
Periodic  distributions  must not extend  beyond the life of the employee or the lives of the employee and a designated  beneficiary (or over a period  extending beyond the life  expectancy of the employee or the joint life  expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2,  (ii) has a severance  from  employment;  (iii) dies;  (iv)
becomes  disabled;  or (v)  incurs a  financial  hardship  (earnings  may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be purchased as an IRA. The IRAs  described in this section are called  "traditional  IRAs" to  distinguish  them from  "Roth  IRAs,"  which are described below.

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000

   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2003-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored  retirement  plan, the amount of IRA may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year  ($60,000  for a married  couple  filing a joint  return and  $40,000 for a single  taxpayer  in  2003).  If  the  individual's  spouse  is  covered  by  an employer-sponsored retirement plan but the individual is not, the individual may be able to  deduct  those  contributions  to a  traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint
return  is  between  $150,000  and  $160,000.   Nondeductible  contributions  to
traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 403(b) of the Code; however, the required beginning date for traditional
IRAs is  generally  the date that the  contract  owner  reaches  age 70 1/2--the contract  owner's  retirement  date, if any, will not affect his or her required beginning  date.  See "Section  403(b)."  Distributions  from IRAs are generally taxed under Code Section 72. Under these rules,  a portion of each  distribution may be  excludable  from income.  The amount  excludable  from the  individual's income  is the  amount of the  distribution  that  bears  the same  ratio as the individual's nondeductible  contributions bears to the expected return under the
IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA.  The  Contract  may be  purchased  as a Roth IRA.  Regular contributions may be made to a Roth IRA up to the same contribution  limits that apply to traditional  IRA  contributions.  The regular  contribution  limits are phased out for  taxpayers  with  $95,000 to $110,000 in  adjusted  gross  income
($150,000  to  $160,000  for married  filing  joint  returns).  Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $1000,000.

     Regular  contributions to a Roth IRA are not deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special requirements imposed by the Internal Revenue
Service. Purchasers of the Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  requirements.  Unlike a  traditional  IRA, Roth IRAs are not subject to minimum  required  distribution  rules  during the  contract  owner's  lifetime.
Generally,  however,  the  amount  remaining  in a Roth IRA after  the  contract owner's death must begin to be distributed by the end of the first calendar year after  death,  and made over a  beneficiary's  life  expectancy.  If there is no beneficiary,  or if the beneficiary elects to delay  distributions , the account must be  distributed  by the end of the fifth full  calendar year after death of the contract owner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any  portion of the  balance to the credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the amount  received  to an  "eligible retirement  plan," then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

     An  "eligible  retirement  plan" will be another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

     A Section  403(b) plan must  generally  provide a participant  receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with
Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective Owner considering  adoption of a Qualified Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND  SHARES -- The  Company  is the legal  owner of the shares of
Underlying  Funds held by the  Subaccounts.  The Company  will  exercise  voting rights  attributable  to  the  shares  of  each  Underlying  Fund  held  in  the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all  Contracts  participating  in that  Subaccount.  The  Company  will also exercise the voting rights from assets in each Subaccount that are not otherwise
attributable  to  Owners,   if  any,  in  the  same  proportion  as  the  voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General  Account.  The Company also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contract,  the  Separate  Account  may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered and to make any change to the provisions of the Contract to comply with, or give  Owners  the  benefit  of,  any  federal  or  state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for each Underlying  Fund, which will include a list of the portfolio securities of each  Underlying  Fund,  as required by the 1940 Act,  and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the  Contract was not  available  for purchase  until  December 4,
2000,  certain of the  Underlying  Funds were in  existence  prior to that date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contract  that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable  Annuity Account XIV - SecureDesigns  Variable
Annuity at December 31, 2002, and for the year ended  December 31,  2002,and for the period from January 12, 2001  (inception  date) to December 31, 2001, or for the  portions of such  periods as disclosed  in the  financial  statements,  are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS
--------------------------------------------------------------------------------

  There is no  guarantee  that any  Underlying  Fund  will  meet its  investment objective.
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS -- The AIM Variable Insurance Funds are an open-end investment  company.  Shares of the Fund's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life insurance products. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston,
Texas 77046-1173,  serves as investment adviser and manager of the portfolios of the Fund.

     AIM V.I.  BASIC  VALUE FUND  (SERIES  II).  AIM V.I.  Basic Value Fund (the
"Fund") is a portfolio of the AIM Variable Insurance Funds.

     INVESTMENT  OBJECTIVE:  To seek long-term growth of capital. The Fund seeks to meet this objective by investing,  normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than  $500  million  and  that  the  Fund's  portfolio  managers  believe  to be undervalued in relation to long-term  earning power or other  factors.  The Fund may also  invest up to 35% of its total  assets  in  equity  securities  of U.S.
issuers  that have  market  capitalizations  of less than  $500  million  and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments,  all of which are issued by U.S. issuers.
The Fund may also invest up to 25% of its total assets in foreign issuers.

     AIM V.I. MID CAP CORE EQUITY FUND (SERIES II). AIM V.I. Mid Cap Core Equity
Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

     INVESTMENT  OBJECTIVE:  To seek long-term growth of capital. The Fund seeks this objective by investing,  normally,  at least 80% of its total assets,  plus the amount of any  borrowings  for investment  purposes,  in equity  securities, including  convertible  securities,  of mid-cap companies.  The Fund considers a company to be a mid-cap company if it has a market capitalization at the time of purchase,  within the range of market  capitalizations  of companies included in the Russell  MidcapTM Index.  In complying with the 80% investment  requirement, the Fund may include  synthetic  instruments,  which are  investments  that have economic  characteristics  similar to the  Fund's  direct  investments,  and may
include  warrants,   futures,   options,   exchange-traded  funds  and  American
Depositary  Receipts.  The Fund may also invest up to 25% of its total assets in foreign securities.

AMERICAN  CENTURY(R)  VP FUND -- The  American  Century  VP Fund is an  open-end investment  company.  Shares of the Fund's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life insurance  products.  American Century  Investment  Management,  Inc., 4500 Main
Street, Kansas City, Missouri 64111, serves as investment adviser and manager of the series of the Fund.

     AMERICAN  CENTURY VP ULTRA(R)  FUND (CLASS II).  American  Century VP Ultra
Fund (the "Fund") is a series of the American Century VP Fund.

     INVESTMENT  OBJECTIVE:  To seek long-term capital growth. The Fund managers look for stocks of large  companies  they  believe  will  increase in value over time, using a growth investment  strategy  developed by American  Century.  This strategy  looks for  companies  with  earnings  and  revenues  that are not only growing,  but growing at a  successively  faster,  or  accelerating  pace.  This strategy  is based on the  premise  that,  over the long  term,  the  stocks  of companies with  accelerating  earnings and revenues have a  greater-than-average chance to increase in value.  The  managers  use a bottom-up  approach to select stocks to buy for the Fund.  This means that the managers make their  investment decisions  based  primarily  on the  business  fundamentals  of  the  individual companies,  rather than on economic  forecasts or the outlook for  industries or sectors.  Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign companies,  which present some unique risks. The fund managers do not attempt to time the market.  Instead,  under normal market conditions,  they intend to keep the Fund  essentially  fully  invested in stocks  regardless  of the movement of stock prices generally.

     AMERICAN  CENTURY VP VALUE FUND (CLASS II).  American Century VP Value Fund
(the "Fund") is a series of the American Century VP Fund.

     INVESTMENT  OBJECTIVE:  To  seek  long-term  capital  growth.  Income  is a secondary  objective.  The Fund managers look for stocks of companies  that they believe  are  undervalued  at the  time of  purchase,  using a value  investment strategy  that  looks for  companies  that are  temporarily  out of favor in the market.  The  managers  attempt  to  purchase  the  stocks of these  undervalued companies  and hold them  until  they have  returned  to favor in the market and their stock  prices have gone up.  Companies  may be  undervalued  due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its  industry,  or because  they have been  overlooked  by the market.
Under normal market conditions, the Fund managers intend to keep at least 80% of the Fund's assets invested in U.S. equity securities.

     INVESCO VARIABLE  INVESTMENT FUNDS,  INC.-- The INVESCO Variable Investment
Funds, Inc. is an open-end investment  company.  Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products.

     INVESCO Funds Group, Inc.  ("INVESCO"),  4350 South Monaco Street,  Denver,
Colorado, serves as investment adviser and manager of the series of the Fund.

     INVESCO VIF HEALTH  SCIENCES FUND.  INVESCO VIF - Health Sciences Fund (the
"Fund") is a series of the INVESCO Variable Investment Funds, Inc.

     INVESTMENT OBJECTIVE:  To seek capital growth. The Fund is actively managed and invests  primarily in equity  securities that INVESCO  believes will rise in price faster than other securities,  as well as in options and other investments whose values are based upon the values of equity  securities.  The Fund normally invests at least 80% of its net assets in equity  securities and  equity-related instruments  of companies  that  develop,  produce,  or  distribute  products or services  related to health care. These companies  include,  but are not limited to, medical equipment or supplies,  pharmaceuticals,  biotechnology,  and health care  providers  and  services  companies.  At any give time,  20% of the Fund's assets is not required to be invested in the sector.

     INVESCO  VIF  REAL  ESTATE   OPPORTUNITY  FUND.  INVESCO  VIF  Real  Estate
Opportunity  Fund (the  "Fund") is a series of the INVESCO  Variable  Investment
Funds, Inc.

     INVESTMENT  OBJECTIVE:  To seek capital growth. The Fund also seeks to earn current income. The Fund is aggressively managed and invests primarily in equity
securities  that  INVESCO   believes  will  rise  in  price  faster  than  other
securities,  as well as in options and other  instruments whose values are based upon the values of equity securities.  The Fund normally invests at least 80% of its net assets in equity securities and equity-related  instruments of companies doing business in the real estate  industry,  including  real estate  investment trusts  ("REITS"),  which invest in real estate or interests in real estate.  No one  property  will  represent  more than 50% of the Fund's  total  assets.  The companies  in which the Fund invests may also  include,  but are not limited to, real estate  brokers,  home builders or real estate  developers,  companies with substantial real estate holdings, and companies with significant  involvement in the real estate industry or other real  estate-related  companies.  At any given time, 20% of the Fund's assets is not required to be invested in the sector.

OPPENHEIMER  VARIABLE ACCOUNT FUNDS -- The Oppenheimer Variable Account Funds is
an open-end investment company. Shares of the Variable Account Funds' portfolios are available exclusively for use as the investment vehicle for variable annuity and  variable  life  insurance  products.  OppenheimerFunds,  Inc.,  498 Seventh
Avenue,  New York, New York, 10018,  serves as investment adviser and manager of the series of the Oppenheimer Variable Account Funds.

     OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA  (SERVICE CLASS).  Oppenheimer
Main Street Small Cap Fund (the "Fund") is a series of the Oppenheimer  Variable
Account Funds.

     INVESTMENT OBJECTIVE: To seek capital appreciation. The Fund invests mainly in common  stocks of  small-capitalization  ("small  cap") U.S.  companies  that
OppenheimerFunds,  Inc.  believes have favorable  business  trends or prospects.
Under  normal  market  conditions,  the Fund will invest at least 80% of its net assets  (including  any  borrowings  for  investment  purposes) in securities of companies  having a small  market  capitalization.  These may  include  "growth"
and/or "value" common stocks and other equity securities.  The Fund incorporates a blended style of investing  combining  both growth and value styles.  The Fund currently  considers  an  issuer  having a market  capitalization  of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security,  and it is not required to sell the security if the issuer's  capitalization  grows above $2.5 billion.  Over time, the Fund may change  the range of assets it uses to define  "small  cap"  issuers,  as market conditions change.

PIMCO  VARIABLE  INSURANCE  TRUST -- The PIMCO  Variable  Insurance  Trust is an
open-end  investment  company.  Shares of the PIMCO Variable  Insurance  Trust's portfolios  are  available  exclusively  for use as the  investment  vehicle for variable  annuity and  variable  life  insurance  products.  Pacific  Investment
Management  Company LLC ("PIMCO"),  840 Newport Center Drive, Suite 300, Newport
Beach,  California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

     PIMCO ALL ASSET PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO All Asset Portfolio
(the "Fund") is a series of the PIMCO Variable Insurance Trust.

     INVESTMENT   OBJECTIVE:   To  seek  maximum  real  return  consistent  with
preservation of real capital and prudent  investment  management.  The Fund is a
"fund of funds," which is a term used to describe mutual funds that pursue their investment  objective by investing in other mutual funds. The Fund may invest in any of the funds of the PIMCO Funds:  Pacific  Investment  Management Series, an
affiliated open-end  investment  company,  except the Strategic Balanced and All
Asset Funds  ("Underlying PIMS Funds").  Research  Affiliates,  the Fund's asset allocation  sub-adviser,  determines how the Fund allocates and  reallocates its assets among the Underlying PIMS Funds. The Fund may invest in any or all of the
Underlying  PIMS Funds,  but will not normally  invest in every  Underlying PIMS
Fund at any particular time. The Fund's assets are not allocated  according to a predetermined blend of shares of the Underlying PIMS Funds. Instead, when making
allocation   decisions  among  the  Underlying  PIMS  Funds,  the  Fund's  asset allocation  sub-adviser  considers  various  quantitative  and qualitative  data relating to the U.S. and foreign  economies and securities  markets.  The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying  PIMS Funds based on its ongoing  analyses of the equity, fixed income and commodity markets.

     PIMCO LOW DURATION  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO Low Duration
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

     INVESTMENT  OBJECTIVE:  To  seek  maximum  total  return,  consistent  with preservation  of capital and prudent  investment  management.  The Fund seeks to achieve its  investment  objective by investing  under normal  circumstances  at least 65% of its assets in a diversified  portfolio of fixed income  instruments of varying  maturities.  The average  portfolio  duration of this Fund  normally varies  within a one- to  three-year  time frame based on PIMCO's  forecast  for interest rates. The Fund invests  primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield  securities  ("junk bonds")
rated B or higher by Moody's or S&P, or, if unrated,  determined  by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated  in foreign  currencies,  and may invest  beyond  this limit in U.S.
dollar-denominated  securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations  in  currency  exchange  rates.  The Fund may invest all of its assets in derivative  instruments,  such as options,  futures  contracts or swap agreements, or in mortgage- or asset-backed securities.

     PIMCO REAL  RETURN  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO Real  Return
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

     INVESTMENT  OBJECTIVE:  To  seek  maximum  real  return,   consistent  with
preservation of real capital and prudent investment  management.  The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in  inflation-indexed  bonds of varying maturities issued by the U.S.
and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.  Inflation-indexed  bonds are  fixed  income  securities  that are structured  to provide  protection  against  inflation.  The value of the bond's principal or the interest  income paid on the bond is adjusted to track  changes in an official  inflation  measure.  The U.S.  Treasury uses the Consumer  Price
Index for Urban  Consumers as the  inflation  measure.  Inflation-indexed  bonds issued by a foreign  government  are generally  adjusted to reflect a comparable inflation  index,  calculated by that  government.  "Real  return"  equals total return less the estimated cost of inflation,  which is typically measured by the change in an official inflation  measure.  The average portfolio duration of the
Fund  normally  varies  within two years (plus or minus) of the  duration of the
Lehman Global Real:  U.S. TIPS Index,  which as of March 1, 2003 was 7.80 years.
The Fund invests primarily in investment grade securities,  but may invest up to
10% of its assets in high yield  securities  ("junk bonds") rated B or higher by
Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
The Fund also may invest up to 20% of its assets in  securities  denominated  in foreign currencies,  and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations in currency  exchange rates. The Fund is  non-diversified,  which means that it may concentrate  its assets in a smaller number of issuers than a diversified  fund.
The Fund  may  invest  all of its  assets  in  derivative  instruments,  such as options,  futures contracts or swap agreements,  or in mortgage- or asset-backed securities.

THE RYDEX VARIABLE  TRUST -- The Rydex Variable Trust is an open-end  investment company.  Shares of the Trust's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life  insurance products,  as well as for certain  pension,  profit sharing and other retirement plans. Rydex Global Advisors, 9601 Blackwell Rd., Suite 500 Rockville, MD 20850,
serves as investment adviser and manager of the portfolios of the Trust.

     RYDEX SECTOR  ROTATION FUND.  Rydex Sector  Rotation Fund (the "Fund") is a
series of the Rydex Variable Trust.

     INVESTMENT OBJECTIVE: The Fund seeks to respond to the dynamically changing economy by moving its investments  among different  sectors or industries.  Each month  the  Advisor,  using  a  quantitative  methodology,  ranks  approximately fifty-nine different industries based on several measures of price momentum. The
Fund then invests in the top ranked industries.  Subject to maintaining adequate liquidity  in the fund,  each  industry  or sector  investment  is  intended  to represent the entire industry or sector.  The fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

SBL FUND -- SBL Fund, an open-end  management  investment  company of the series type, is organized as a Kansas  corporation.  SBL Fund offers its shares only as investment  vehicles for variable  annuity and variable life insurance  products issued by the Company.  Security Management  Company,  LLC, One Security Benefit
Place,  Topeka,  Kansas  66636,  a  wholly-owned  subsidiary of the Company (the
"Investment  Manager"),  serves as the investment  adviser of each Series of SBL
Fund.

     SERIES A (EQUITY). Series A (Equity) (the "Fund") is a series of SBL Fund.

     INVESTMENT  OBJECTIVE:   To  seek  to  seek  long-term  capital  growth  by
investing,  under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified  portfolio of equity
securities,   which  may  include  American  Depositary  Receipts  ("ADRs")  and convertible  securities.  The Fund typically invests in the equity securities of companies  whose  total  market  value is $5  billion  or greater at the time of purchase.

     SERIES B (LARGE CAP VALUE).  Series B (Large Cap Value)  (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement  with The Dreyfus  Corporation,  200 Park Avenue,  New York,  New York
10166, which provides investment advisory services to the Fund.

     INVESTMENT  OBJECTIVE:  To seek  long-term  growth of capital by investing, under  normal  market  conditions,  at  least  80% of  its  total  assets  (plus borrowings  for investment  purposes) in  large-capitalization  value  companies
(those  whose  total  market  value  is $5  billion  or  greater  at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred
stocks   and   convertible   securities   of  both   U.S.   issuers   and   U.S.
dollar-denominated  foreign  issuers.  The Fund may temporarily  invest in cash,
government  bonds  or  money  market   securities.   In  choosing  stocks,   the
Sub-Adviser, The Dreyfus Corporation, invests in value-oriented companies, which are  companies  that are believed to be  undervalued  in terms of price or other financial  measurements  and that are  believed  to have  above  average  growth potential. The Sub-Adviser uses a blend of quantitative analysis and fundamental research to identify  stocks that appear  favorably  priced and that may benefit from the current market and economic environment.

     SERIES C (MONEY  MARKET).  Series C (Money Market) (the "Fund") is a series of SBL Fund.

     INVESTMENT OBJECTIVE:  To seek to provide as high a level of current income as is consistent with preserving capital. The Fund invests in high quality money market instruments with maturities of not longer than thirteen months.

     SERIES D (GLOBAL).  Series D (Global) (the "Fund") is a series of SBL Fund.
The  Investment   Manager  has  entered  into  a  sub-advisory   agreement  with
OppenheimerFunds,  Inc., 498 Seventh Avenue,  New York, New York,  10018,  which provides investment advisory services to the Fund.

     INVESTMENT OBJECTIVE: To seek long-term growth of capital primarily through investment in common stocks and  equivalents  of companies of foreign  countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States.
The Fund primarily  invests in foreign and domestic common stocks or convertible
stocks   of   growth-oriented   companies   considered   to  have   appreciation
possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.  Investments in debt securities may be made in uncertain market conditions.

     SERIES E (DIVERSIFIED  INCOME).  Series E (Diversified Income) (the "Fund")
is a series of SBL Fund.

     INVESTMENT  OBJECTIVE:  To seek to provide  current income with security of principal.  The Fund pursues its  objective by  investing,  under normal  market conditions,  primarily  in a  diversified  portfolio  of  investment  grade debt securities.  The Fund expects to maintain a weighted average duration of 3 to 10 years.  The debt securities in which the Fund invests will primarily be domestic securities,  but may also include  dollar  denominated  foreign  securities.  To manage risk, the Investment Manager  diversifies the Fund's holdings among asset classes and individual  securities.  The asset classes in which the Fund invests may  include  investment  grade  corporate  debt  securities,  high  yield  debt securities  (also  known  as "junk  bonds"),  investment  grade  mortgage-backed securities, investment grade asset-backed securities, U.S. Government securities as well as total return, interest and index swap agreements.

     SERIES G (LARGE CAP GROWTH).  Series G (Large Cap Growth) (the "Fund") is a
series of SBL Fund.

     INVESTMENT  OBJECTIVE:  To seek long-term capital growth. The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its net assets (plus  borrowings  for  investment  purposes) in common stock and other equity securities of large capitalization  companies (defined as companies whose total  market value is at least $5 billion at the time of  purchase).  The
Investment  Manager  seeks to invest in equity  securities  that have  long-term capital growth  potential.  The Fund invests  primarily in a portfolio of common
stocks,   which  may  include  ADRs  and  other  securities  with  common  stock characteristics,  such as securities convertible into common stocks. The Fund is non-diversified  as defined in the Investment  Company Act of 1940,  which means that it may hold a larger  position  in a smaller  number of  securities  than a diversified  fund. The Fund also may concentrate its investments in a particular industry that represents 20% or more of the Fund's  benchmark index, the Russell
1000 Growth Index.  Concentration means investment of more than 25% of the value of the Fund's assets in any one industry.

     SERIES H  (ENHANCED  INDEX).  Series H (Enhanced  Index) (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement with Northern Trust  Investments,  Inc.  ("NTI"),  50 La Salle Street,
Chicago,  Illinois 60675,  which provides  investment  advisory  services to the
Fund.

     INVESTMENT OBJECTIVE: To seek to outperform the S&P 500 Index through stock selection  resulting in different  weightings of common  stocks  relative to the index.  The Fund  pursues  its  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes)  in equity  securities  of  companies in the S&P 500 Index and futures contracts  representative  of the stocks  which  make up the index.  The S&P 500
Index is a well-known  stock market index composed of 500 selected common stocks that  represent  approximately  two-thirds of the total market value of all U.S.
common stocks.

     SERIES I (INTERNATIONAL). Series I (International) (the "Fund") is a series of SBL Fund.  The Investment  Manager has entered into a sub-advisory  agreement with  Templeton  Investment  Counsel,  LLC,  500  East  Broward  Boulevard,  Ft.
Lauderdale,  Florida 33394, which provides  investment  advisory services to the
Fund.

     INVESTMENT  OBJECTIVE:  To seek long-term capital appreciation by investing primarily  in  non-U.S.  equity  securities  and other  securities  with  equity characteristics.  The Fund  pursues its  objective  by  investing,  under normal market  conditions,  at least  65% of its  assets  in at least  three  different countries, other than the United States. The Fund will normally invest primarily in equity securities of companies  located outside the United States,  including emerging market  countries.  The equity  securities in which the Fund may invest include common stock,  preferred stock, trust or limited partnership  interests, rights and warrants and convertible securities (consisting of debt securities or preferred  stock that may be converted into common stock or that carry the right to purchase common stock).

     SERIES J (MID CAP  GROWTH).  Series J (Mid Cap  Growth)  (the  "Fund") is a
series of SBL Fund.

     INVESTMENT  OBJECTIVE:  To seek capital  appreciation  by investing,  under normal market  conditions,  at least 80% of its net assets (plus  borrowings for investment purposes) in a diversified portfolio of equity securities with market capitalizations  that are similar to those of  companies  in the S&P Mid Cap 400
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations  that range from $135 million to $8 billion.  Equity  securities include common stock, rights, options, warrants, convertible debt securities and
ADRs. The Investment  Manager  selects  equity  securities  that it believes are attractively valued with the greatest potential for appreciation.

     SERIES N (MANAGED ASSET  ALLOCATION)  Series N (Managed  Asset  Allocation)
(the "Fund") is a series of SBL Fund. The Investment  Manager has entered into a sub-advisory  agreement  with T. Rowe  Price  Associates,  Inc.,  100 East Pratt
Street,  Baltimore,  Maryland 21202, which provides investment advisory services to the Fund.

     INVESTMENT  OBJECTIVE:  To seek a high level of total  return by  investing primarily in a  diversified  portfolio of debt and equity  securities.  The Fund pursues its objective by normally investing approximately 60% of total assets in common stocks and 40% in fixed-income securities.  The mix may vary over shorter time periods  where the fixed income  portion may range  between  30-50% and the equity  portion  between  50-70%.  The  precise  mix of equity and fixed  income securities will depend on the Sub-Adviser's outlook for the markets.

     SERIES O (EQUITY  INCOME) Series O (Equity Income) (the "Fund") is a series of SBL Fund.  The Investment  Manager has entered into a sub-advisory  agreement with T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore,  Maryland
21202, which provides investment advisory services to the Fund.

     INVESTMENT  OBJECTIVE:  To seek to provide substantial  dividend income and also capital appreciation by investing primarily in common stocks of established companies.  The Fund pursues its  objective by  investing,  under normal  market conditions,  at least 80% of its net  assets in common  stocks,  with 65% in the common stocks of well-established  companies paying above-average dividends. The
Sub-Adviser,  T. Rowe  Price,  typically  employs a  value-oriented  strategy in selecting  investments for the Fund. The Sub-Adviser's  research team identifies companies  that  appear  to be  undervalued  by  various  measures  and  may  be temporarily out of favor,  but have good prospects for capital  appreciation and dividend growth.

     SERIES P (HIGH YIELD) Series P (High Yield) (the "Fund") is a series of SBL
Fund.

     INVESTMENT OBJECTIVE:  To seek high current income. Capital appreciation is a secondary objective. The Fund pursues its objective by investing, under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment  purposes) in a broad range of high-yield,  high risk debt securities rated in medium or lower  rating  categories  or  determined  by the  Investment
Manager to be of comparable quality ("junk bonds"). The Fund will not purchase a debt  security,  if at the time of  purchase,  it is rated in default.  The debt securities in which the Fund invests will primarily be domestic securities,  but may also include dollar denominated foreign securities. The Fund may also invest
in  equity   securities,   including   common  and   preferred   stocks,   ADRs,
exchange-traded real estate investment trusts,  warrants,  rights, and a variety of investment  companies that seek to track and the  composition and performance of a specific  index.  The Fund's  average  weighted  maturity is expected to be between 5 and 15 years.

     SERIES Q (SMALL CAP VALUE)  Series Q (Small  Cap Value)  (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement  with Strong Capital  Management  Corporation,  100 Heritage  Reserve,
Menomonee,  Wisconsin 53051, which provides  investment advisory services to the
Fund.

     INVESTMENT  OBJECTIVE:  To seek capital  growth by investing,  under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment purposes) in stocks of small-capitalization companies that the Fund's
Sub-Adviser,  Strong Capital Management, Inc., believes are undervalued relative to the market based on  earnings,  cash flow,  or asset value.  The Fund defines small-capitalization  companies as those companies with a market  capitalization substantially  similar to that of companies in the Russell 2500(TM) Index at the time of purchase.  The Sub-Adviser  specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate  restructuring,  a new  product  or  service,  or a change in the  political,  economic,  or social environment.

     SERIES S (SOCIAL  AWARENESS) Series S (Social  Awareness) (the "Fund") is a
series of SBL Fund.

     INVESTMENT  OBJECTIVE:  To seek capital  appreciation  by investing,  under normal market conditions,  in a well-diversified  portfolio of equity securities that the Investment Manager believes have  above-average  earnings potential and which meet  certain  established  social  criteria.  The Fund also may invest in companies that are included in the Domini 400 Social  IndexSM,  which  companies will be deemed to comply with the Fund's social criteria.  The Domini 400 Social
IndexSM  (DSI)  is a  market  capitalization-weighted  common  stock  index.  It
monitors  the  performance  of  400  U.S.   corporations   that  pass  multiple,
broad-based social screens.

     SERIES T (TECHNOLOGY) Series T (Technology) (the "Fund") is a series of SBL
Fund.  The  Investment  Manager has entered into a  sub-advisory  agreement with
Wellington  Management  Company,  LLP, 75 State Street,  Boston, MA 02109, which provides investment advisory services to the Fund.

     INVESTMENT OBJECTIVE:  To seek long-term capital appreciation by investing, under normal market conditions,  at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of technology  companies.  The technology  sector  consists of companies  that are engaged in the  development, production,  or distribution of technology-related  products or services.  These include computer  software,  computer  hardware,  semiconductors  and equipment, communication  equipment,  and  internet  and new media  companies.  The Fund is non-diversified  as defined in the Investment Company Act of 1940 and expects to hold approximately 30 to 50 positions. The Fund will concentrate its investments in industries within the technology sector. The Fund may invest up to 40% of its total assets in foreign securities.

     SERIES V (MID CAP VALUE)  Series V (Mid Cap Value) (the "Fund") is a series of SBL Fund.

     INVESTMENT  OBJECTIVE:  The Fund pursues its objective by investing,  under normal market  conditions,  at least 80% of its net assets (plus  borrowings for investment purposes) in a diversified  portfolio of equity securities that when, purchased, have market capitalizations that are similar to those of companies in the S&P Mid Cap 400  Index.  The  index  currently  consists  of  securities  of companies  with  market  capitalizations  that  range  from $135  million  to $8 billion. Equity securities include common stock, rights, options, warrants, ADRs and convertible debt securities. The Investment Manager typically chooses equity
securities  that  appear  undervalued  relative  to  assets,  earnings,   growth
potential or cash flows.  Due to the nature of value  companies,  the securities included in the Fund's  portfolio  typically  consist of small- to  medium-sized companies.  The Fund is subject to the risks  associated with investing in small capitalization companies.

     SERIES W (MAINSTREET  GROWTH AND INCOME(R)) Series W (Mainstreet Growth and
Income(R))  (the  "Fund") is a series of SBL Fund.  The  Investment  Manager has entered into a sub-advisory agreement with  OppenheimerFunds,  Inc., 498 Seventh
Avenue, New York, New York, 10018, which provides  investment  advisory services to the Fund.

     INVESTMENT  OBJECTIVE:  To seek high total return (which includes growth in the  value  of its  shares  as well as  current  income)  from  equity  and debt securities.  The Fund pursues its objective by investing mainly in common stocks of U.S.  companies,  but it can also invest in other equity  securities  such as preferred  stocks and securities  convertible  into common stocks.  Although the
Fund does not have any requirements as to the capitalization of issuers in which it invests, the Fund's Sub-Adviser,  OppenheimerFunds,  currently emphasizes the stocks of  large-capitalization  companies in the portfolio.  At times, the Fund may increase the relative  emphasis of its  investments in small-cap and mid-cap stocks.  While the Fund can buy foreign  securities and debt  securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments.

     SERIES X (SMALL CAP GROWTH)  Series X (Small Cap Growth)  (the "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement with RS Investment Management, L.P., 388 Market Street, San Francisco,
California 94111, which provides investment advisory services to the Fund.

     INVESTMENT  OBJECTIVE:  To seek  long-term  growth of capital by investing, under normal market conditions,  at least 80% of its net assets (plus borrowings
for  investment   purposes)  in  equity  securities  of  companies  with  market capitalizations  of $750 million or less at the time of investment  that, in the opinion of the Sub-Adviser,  RS Investment Management,  L.P., have the potential for long-term  capital growth.  Equity  securities  include common and preferred stocks, and warrants and securities convertible into common or preferred stocks.
The Fund may invest the  remainder of its assets in  securities  of companies of any size.  The Fund may also engage in short sales of  securities  it expects to decline  in price.  The  Series  will  likely  invest a portion of its assets in technology and internet-related companies.

     SERIES Y (SELECT 25) Series Y (Select  25) (the  "Fund") is a series of SBL
Fund.

     INVESTMENT OBJECTIVE:  To seek long-term growth of capital by concentrating its  investments  in a core position of 20-30 common stocks of growth  companies which have exhibited  consistent above average  earnings or revenue growth.  The
Fund is  non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger  position in a smaller number of securities than a  diversified  fund.  The  Investment  Manager  selects  what it believes to be premier  growth  companies as the core position for the Fund using a "bottom-up"
approach in selecting  growth stocks.  Portfolio  holdings will be replaced when one or more of the  company's  fundamentals  have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

--------------------------------------------------------------------------------

                        NEA VALUEBUILDER VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                   ISSUED BY:                             MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
   1-800-888-2461
---------------------------------------------------------------------------------

     This Prospectus  describes a flexible  purchase payment  deferred  variable annuity  contract (the  "Contract")  offered by Security  Benefit Life Insurance
Company (the "Company"). The Contract is available for individuals in connection with a  retirement  plan  qualified  under  Section  403(b),  408 or 408A of the
Internal  Revenue  Code.  The  Contract is designed to give you  flexibility  in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account XIV - Variable Annuity of Security Benefit Life Insurance Company, or to
the Fixed Account.  Each Subaccount invests in a corresponding  mutual fund (the
"Underlying Fund"). The Subaccounts currently available under the Contract are:

o        AIM Basic Value
o        AIM Mid Cap Core Equity
         (formerly AIM Mid Cap Equity)
o        AIM Small Cap Growth
o        AIM Blue Chip
o        American Century Heritage
o        American Century Select
o        American Century Equity Income
o        American Century International Growth
o        Ariel Fund
o        Ariel Premier Bond
o        Calamos Growth*
o        Calamos Growth and Income
o        Dreyfus Appreciation
o        Dreyfus Premier Strategic Value
o        Dreyfus Midcap Value
o        Dreyfus General Money Market
o        Fidelity Advisor Value Strategies
o        Fidelity Advisor Dividend Growth
o        Fidelity Advisor Mid Cap
o        Fidelity Advisor International Capital Appreciation*
o        INVESCO Dynamics
o        INVESCO Technology
o        PIMCO High Yield
o        Security Diversified Income
o        Security Global*
o        Security Equity
o        Security Large Cap Value
o        Security Large Cap Growth*
o        Security Capital Preservation
o        Security Mid Cap Growth
o        Security Mid Cap Value
o        Security Small Cap Growth*
o        Security Social Awareness
o        Strong Growth and Income
o        Strong Growth 20*
o        Strong Advisor Small Cap Value*
o        Strong Opportunity*
o        Van Kampen Equity and Income
o        Van Kampen Comstock
o        Van Kampen Aggressive Growth

*These Subaccounts are not available to members of the Teacher Retirement System of Texas who are  employees  of school  districts or  open-enrollment  charter
  schools  purchasing  a  tax-sheltered   annuity  through  a  salary  reduction
  arrangement.

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

---------------------------------------------------------------------------------
     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  YOU SHOULD  READ THIS
PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003

---------------------------------------------------------------------------------
             The variable annuity covered by this Prospectus is the
                 subject of a pending patent application in the
                   United States Patent and Trademark Office.
---------------------------------------------------------------------------------

     Amounts allocated to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account."  Contract Value in the Fixed
Account is guaranteed by the Company.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a  prospectus  for any of the  Underlying  Funds by writing  the  Company at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-NEA-VALU.  The contents  of the  Statement  of  Additional  Information  is set  forth  in this
Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,

   Teacher Retirement System of Texas -

   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit...................   30
   Enhanced Death Benefit..............................   30
   Combined Enhanced and Annual Stepped Up Death
     Benefit...........................................   31
   Combined Enhanced and Guaranteed Growth Death
     Benefit...........................................   31
   Combined Enhanced, Annual Stepped Up,

   Waiver of Withdrawal Charge--15 Years or Disability.   34
   Waiver of Withdrawal Charge--10 Years or Disability.   34
   Waiver of Withdrawal Charge--Hardship...............   34
   Waiver of Withdrawal Charge--5 Years and Age 59 1/2.   35

   Tax Status of the Company and the Separate Account..   42

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFINITIONS

     Various  terms  commonly  used in this  Prospectus  are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE  OFFICE-- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT -- The person that you  designate on whose life annuity  payments may be determined.  If you designate Joint  Annuitants,  "Annuitant"  means both
Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which annuity payments are made.

     ANNUITY  START DATE -- The date when annuity  payments  begin as elected by the Owner.

     ANNUITY  UNIT  -- A unit of  measure  used to  calculate  variable  annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT  DATE -- The date the Contract  begins as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month  period measured from the Contract Date.

     CREDIT  ENHANCEMENT  -- An amount  added to Contract  Value under the Extra
Credit Rider.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

     FIXED ACCOUNT -- An account that is part of the Company's  General  Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

     GENERAL  ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT -- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT  -- A division  of the  Separate  Account of the  Company  which invests in a corresponding  Underlying Fund.

     UNDERLYING  FUND -- A mutual  fund or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract ("the  Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract, on an individual basis, in connection with a retirement  plan  qualified  under Section  403(b),  408 or 408A of the Internal
Revenue Code of 1986, as amended ("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into 40 accounts, each referred to as a Subaccount. See "Separate Account."

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least an effective  annual rate of 3%. See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment  must be at least  $1,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $25. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed Account (not  including any Credit  Enhancements  if an Extra Credit Rider was in effect).  The Company will also refund as of the Valuation  Date on which we receive your Contract any Contract Value allocated to the  Subaccounts,  plus any  charges  deducted  from  such  Contract  Value,  less  the  Contract  Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  the
Company  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

     The Free  Withdrawal  amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the  purchase  payment is received by the Company and  increases in age each year  thereafter.  The  withdrawal  charge is  calculated  according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 7% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY  AND  EXPENSE  RISK  CHARGE.  The  Company  deducts a charge  for mortality  and expense  risks  assumed by the Company  under the  Contract.  The
Company  deducts a daily minimum charge equal to 0.75%,  on an annual basis,  of each Subaccount's  average daily net assets. If you are subject to mortality and expense risk charge above the minimum  charge,  the Company deducts it from your
Contract Value on a monthly basis.  The mortality and expense risk charge amount is determined  each month by reference to the amount of your Contract  Value, as set forth in the table below.

----------------------------------------------------
                             ANNUAL MORTALITY AND
CONTRACT VALUE               EXPENSE RISK CHARGE
----------------------------------------------------
Less than $25,000                    0.90%
$25,000 or more                      0.75%
----------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES.  The Company deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider  available  only at issue,  and you may not  terminate  a Rider after issue,  unless  otherwise  stated.  The  amount  of the  charge  is  equal  to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.50%,  because the total cost of such Riders,  1.20%,  would exceed the maximum Rider charge of
1.00%.

     TEACHER RETIREMENT SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS. If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  Riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  Riders  are  available  for purchase:

o    Annual Stepped Up Death Benefit

o    Enhanced Death Benefit

o    Guaranteed Growth Death Benefit at 3%

o    Guaranteed Growth Death Benefit at 5%

o    Guaranteed Growth Death Benefit at 6%

o    Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o    Guaranteed Minimum Income Benefit at 3%

o    Waiver of Withdrawal Charge

o    Waiver of Withdrawal Charge - Hardship

o    Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

     GUARANTEED  MINIMUM INCOME  BENEFIT.  This Rider makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract  Anniversary.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

See "Guaranteed Minimum Income Benefit."

     ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments, less any withdrawals and withdrawal charges;  (2) Contract Value on the date due proof of the Owner's death and  instructions  regarding  payment are received by the Company;  or (3) the Stepped Up Death Benefit.  The Stepped Up Death Benefit
is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge for this Rider is 0.20%.  See  "Annual
Stepped Up Death Benefit."

     GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments, less any withdrawals and withdrawal charges;  (2) Contract Value on the date due proof of the Owner's death and  instructions  regarding  payment are received by the Company;  or (3) the Guaranteed Growth Death Benefit.  The Guaranteed Growth
Death Benefit is an amount equal to purchase  payments,  net of any premium tax, less an adjustment for any withdrawals, increased at an annual effective rate of
3%, 5%, 6% or 7%, as elected in the application. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.
The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.10%
        5%               0.20%
        6%               0.25%
        7%               0.30%
------------------- -----------------

See "Guaranteed Growth Death Benefit."

     COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT.  This Rider
makes  available an enhanced  death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase  payments,  less any  withdrawals and withdrawal  charges;  (2)
Contract  Value on the date due  proof of the  Owner's  death  and  instructions regarding  payment are received by the Company;  (3) the Annual Stepped Up Death
Benefit (as described  above);  or (4) the Guaranteed Growth Death Benefit at 5%
(as described  above).  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.25%. See "Combined Annual Stepped Up and Guaranteed Growth Death Benefit."

     ENHANCED  DEATH  BENEFIT.  This Rider makes  available  an  enhanced  death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under this Rider will be the greater of: (1) purchase payments, less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

     COMBINED  ENHANCED AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced  and Annual  Stepped Up Death
Benefit."

     COMBINED  ENHANCED AND GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

     COMBINED ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.40%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

     EXTRA CREDIT. This Rider makes available a Credit Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit Enhancement that has not yet vested to the extent that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

     The  Company  will deduct the charge for this Rider  during the  seven-year period  beginning on the Contract  Date,  and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

See "Extra Credit."

     WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a waiver of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

     ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL    PAYMENT AGE   WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or  younger.  The  charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40% if you select the 3-year  schedule.  If you have also purchased an Extra Credit Rider,  you may forfeit all or part of any Credit
Enhancement  in the  event of a full or  partial  withdrawal.  See  "Alternative
Withdrawal Charge."

     WAIVER OF  WITHDRAWAL  CHARGE--15  YEARS OR  DISABILITY.  This Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 15 or more Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.05%. See "Waiver of Withdrawal Charge Rider--15 Years or Disability."

     WAIVER OF  WITHDRAWAL  CHARGE--10  YEARS OR  DISABILITY.  This Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 10 or more Contract  Years and the Owner has made purchase  payments on a quarterly (or more frequent)  basis for at least five full Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.10%. See "Waiver of Withdrawal Charge Rider--10 Years or Disability."

     WAIVER OF WITHDRAWAL CHARGE--HARDSHIP.  This Rider makes available a waiver of any  withdrawal  charge in the event the Owner  experiences  a  hardship,  as defined for purposes of Section 401(k) of the Internal  Revenue Code of 1986, as
amended.  The Company may  require  the Owner to provide  satisfactory  proof of hardship.  Effective as of the date of the first  withdrawal  under the terms of this Rider,  no additional  purchase  payments may be made to the Contract.  The charge for this Rider is 0.15%. See "Waiver of Withdrawal Charge--Hardship."

     WAIVER OF  WITHDRAWAL  CHARGE--5  YEARS AND AGE 59 1/2.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Owner is age 59 1/2or older; anD

o    The Owner has made  purchase  payments  on a quarterly  (or more  frequent)
     basis for at least 5 full Contract Years.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.20%. See "Waiver of Withdrawal Charge--5 Years and Age 59 1/2."

     ADMINISTRATION  CHARGE. The Company deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

     ACCOUNT  ADMINISTRATION  CHARGE.  The Company  deducts an account charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The
Owner  indirectly  bears a pro rata portion of such fees and  expenses.  See the prospectus for each Underlying Fund for more information.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract,  and any  questions  or  inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-NEA-VALU.

--------------------------------------------------------------------------------

EXPENSE TABLE

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect  state  premium  taxes,  which may be  applicable to your
Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
   attributable to Purchase Payments)                                   7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
   Annual Account Administration Charge                                 $30
--------------------------------------------------------------------------------
PERIODIC  EXPENSES are fees and expenses that you will pay
  periodically during the time that you own the  Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                  $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
    Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           0.90%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.15%(4)
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          2.00%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             3.05%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value;  (2) upon the Annuity Start Date if one of Annuity Options
   1 through 4, 7 or 8 is elected;  and (3) upon payment of a death benefit. The account  administration  charge  will be  waived  if your  Contract  Value is
   $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows:  Less than $25,000 - 0.90%;  $25,000 or more - 0.75%.  The mortality and  expense  risk  charge  during the  Annuity  Period is 1.25% for  Annuity
   Options 1 through 4, 7 and 8.

4  The  administration  charge  differs by  Subaccount  and ranges from 0.25% to
   0.60% on an annual basis. See "Administration Charge" for more information.

5  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 2.00% of Contract Value.

-----------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
-----------------------------------------------------------------------------------------
                                                                                ANNUAL
                                                             INTEREST RATE*  RIDER CHARGE
-----------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                            3%           0.15%
                                                                   5%           0.30%
-----------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                              ---          0.20%
-----------------------------------------------------------------------------------------
                                                                   3%           0.10%
Guaranteed Growth Death Benefit Rider                              5%           0.20%
                                                                   6%           0.25%
                                                                   7%           0.30%
-----------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
 and Guaranteed Growth Death Benefit Rider                         5%           0.25%
-----------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                       ---          0.25%
-----------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Annual
 Stepped Up Death Benefit Rider                                    ---          0.35%
-----------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Guaranteed
 Growth Death Benefit Rider                                        5%           0.35%
-----------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped
 Up Death Benefit Rider, and Guaranteed Growth Death               5%           0.40%
 Benefit Rider
-----------------------------------------------------------------------------------------
                                                                   3%           0.40%
Extra Credit Rider                                                 4%           0.55%
                                                                   5%           0.70%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                  ---          0.05%
-----------------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                              0-Year         0.50%
                                                                 3-Year         0.40%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability           ---         0.05%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability           ---         0.10%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                         ---         0.15%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2           ---         0.20%
-----------------------------------------------------------------------------------------
*Interest rate, or for the Alternative  Withdrawal  Charge
 Rider, the withdrawal charge schedule.
-----------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                0.82%         2.14%
-------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include management fees, distribution fees, service fees and other expenses.  The maximum  expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent  the total  annual  operating  expenses  of that
   Underlying Fund with the lowest total operating expenses.
-------------------------------------------------------------

EXAMPLES -- This  Example is intended to help you compare the cost of  investing in the Contract with the cost of investing in other variable annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

-------------------------------------------------------------
                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
-------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                     $1,054   $1,824   $2,512  $4,365
-------------------------------------------------------------
If you do not surrender
your Contract                 421    1,273    2,138   4,365
-------------------------------------------------------------

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

     The following condensed financial  information  presents  accumulation unit values for the period December 31, 2002 (date of inception) through December 31,
2002, as well as ending  accumulation  units  outstanding under each Subaccount.
Financial  information for Ariel Fund,  Ariel Premier Bond, and PIMCO High Yield
are not included as those Subaccounts were not available until May 1, 2002.
-------------------------------------------------------------
                                      2002           2001
-------------------------------------------------------------
-------------------------------------------------------------
AIM BASIC VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.29        $10.12
   End of period...............      $  6.87         $9.29
Accumulation units outstanding
at the end of period...........      171,063        32,599
-------------------------------------------------------------
-------------------------------------------------------------
AIM MID CAP CORE EQUITY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.44        $10.06
   End of period...............      $  8.07         $9.44
Accumulation units outstanding
at the end of period...........       27,915         5,147
-------------------------------------------------------------
-------------------------------------------------------------
AIM SMALL CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.23         $9.86
   End of period...............      $  6.39         $9.23
Accumulation units outstanding
at the end of period...........       63,534         9,248
-------------------------------------------------------------
-------------------------------------------------------------
AIM BLUE CHIP
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.40         $9.50
   End of period...............      $  5.94         $8.40
Accumulation units outstanding
at the end of period...........       33,460         9,003
-------------------------------------------------------------
-------------------------------------------------------------
AMERICAN CENTURY HERITAGE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.40        $10.09
   End of period...............      $  6.78         $8.40
Accumulation units outstanding
at the end of period...........          946           652
-------------------------------------------------------------
-------------------------------------------------------------
AMERICAN CENTURY SELECT
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.60         $9.59
   End of period...............      $  6.37         $8.60
Accumulation units outstanding
at the end of period...........       36,916         1,562
-------------------------------------------------------------
-------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $10.41        $10.11
   End of period...............      $  9.49        $10.41
Accumulation units outstanding
at the end of period...........       47,779         6,302
-------------------------------------------------------------
-------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL
GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.12         $9.21
   End of period...............      $  6.29         $8.12
Accumulation units outstanding
at the end of period...........       29,825         2,116
-------------------------------------------------------------
-------------------------------------------------------------
ARIEL
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $10.07           ---
   End of period...............        $8.37           ---
Accumulation units outstanding
at the end of period...........       12,721           ---
-------------------------------------------------------------
-------------------------------------------------------------
ARIEL PREMIER BOND
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $10.00           ---
   End of period...............       $10.43           ---
Accumulation units outstanding
at the end of period...........        5,873           ---
-------------------------------------------------------------
-------------------------------------------------------------
CALAMOS GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.13         $9.70
   End of period...............      $  7.39         $9.13
Accumulation units outstanding
at the end of period...........      218,387        35,400
-------------------------------------------------------------
-------------------------------------------------------------
CALAMOS GROWTH AND INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.72         $9.89
   End of period...............      $  8.96         $9.72
Accumulation units outstanding
at the end of period...........      125,714        19,412
-------------------------------------------------------------
-------------------------------------------------------------
DREYFUS APPRECIATION
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.04         $9.64
   End of period...............      $  7.20         $9.04
Accumulation units outstanding
at the end of period...........       79,711        16,424
-------------------------------------------------------------
-------------------------------------------------------------
DREYFUS PREMIER STRATEGIC VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.80         $9.93
   End of period...............      $  6.89         $9.80
Accumulation units outstanding
at the end of period...........       26,572         1,387
-------------------------------------------------------------
-------------------------------------------------------------
DREYFUS MIDCAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.44         $9.60
   End of period...............      $  6.05         $9.44
Accumulation units outstanding
at the end of period...........       88,629        10,151
-------------------------------------------------------------
-------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.93        $10.00
   End of period...............      $  9.66         $9.93
Accumulation units outstanding
at the end of period...........       32,662         7,130
-------------------------------------------------------------
-------------------------------------------------------------
FIDELITY ADVISOR
VALUE STRATEGIES
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.79        $10.73
   End of period...............      $  6.94         $9.79
Accumulation units outstanding
at the end of period...........       58,759        13,282
-------------------------------------------------------------
-------------------------------------------------------------
FIDELITY ADVISOR DIVIDEND GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.40         $9.90
   End of period...............      $  7.16         $9.40
Accumulation units outstanding
at the end of period...........       50,115         4,709
-------------------------------------------------------------
-------------------------------------------------------------
FIDELITY ADVISOR MID CAP
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.14        $10.01
   End of period...............      $  7.14         $9.14
Accumulation units outstanding
at the end of period...........       18,240         7,408
-------------------------------------------------------------
-------------------------------------------------------------
FIDELITY ADVISOR INTERNATIONAL
CAPITAL APPRECIATION
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.12         $9.28
   End of period...............      $  7.66         $9.12
Accumulation units outstanding
at the end of period...........       11,026           637
-------------------------------------------------------------
-------------------------------------------------------------
INVESCO DYNAMICS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  7.84         $9.34
   End of period...............      $  5.04         $7.84
Accumulation units outstanding
at the end of period...........        3,373           166
-------------------------------------------------------------
-------------------------------------------------------------
INVESCO TECHNOLOGY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  7.02         $8.76
   End of period...............      $  3.56         $7.02
Accumulation units outstanding
at the end of period...........       21,478         5,353
-------------------------------------------------------------
-------------------------------------------------------------
PIMCO HIGH YIELD
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $9.97           ---
   End of period...............        $9.53           ---
Accumulation units outstanding
at the end of period...........        4,806           ---
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY DIVERSIFIED INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $10.21        $10.03
   End of period...............       $10.71        $10.21
Accumulation units outstanding
at the end of period...........       90,122        15,149
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY GLOBAL
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.99         $9.72
   End of period...............      $  6.56         $8.99
Accumulation units outstanding
at the end of period...........       99,389        24,741
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY EQUITY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.00         $9.82
   End of period...............      $  6.61         $9.00
Accumulation units outstanding
at the end of period...........       20,193         2,621
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY LARGE CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.35         $9.87
   End of period...............      $  6.82         $9.35
Accumulation units outstanding
at the end of period...........       21,050        10,858
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY LARGE CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.86         $9.69
   End of period...............      $  6.21         $8.86
Accumulation units outstanding
at the end of period...........        7,524         1,644
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........       $10.13        $10.04
   End of period...............       $10.18        $10.13
Accumulation units outstanding
at the end of period...........      354,057        32,546
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY MID CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.99         $9.67
   End of period...............      $  6.26         $8.99
Accumulation units outstanding
at the end of period...........       56,255        13,183
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY MID CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.87        $10.06
   End of period...............      $  8.08         $9.87
Accumulation units outstanding
at the end of period...........      161,101        34,205
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY SMALL CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.66         $9.87
   End of period...............      $  6.06         $8.66
Accumulation units outstanding
at the end of period...........        8,658         1,216
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY SOCIAL AWARENESS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.88         $9.68
   End of period...............      $  6.76         $8.88
Accumulation units outstanding
at the end of period...........       13,702         5,954
-------------------------------------------------------------
-------------------------------------------------------------
STRONG GROWTH AND INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.64         $9.62
   End of period...............      $  6.51         $8.64
Accumulation units outstanding
at the end of period...........        7,817         3,944
-------------------------------------------------------------
-------------------------------------------------------------
STRONG GROWTH 20
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  7.46         $8.91
   End of period...............      $  4.98         $7.46
Accumulation units outstanding
at the end of period...........       27,133        12,355
-------------------------------------------------------------
-------------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.66        $10.10
   End of period...............      $  8.72         $9.66
Accumulation units outstanding
at the end of period...........       82,642        13,385
-------------------------------------------------------------
-------------------------------------------------------------
STRONG OPPORTUNITY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.06         $9.71
   End of period...............      $  6.35         $9.06
Accumulation units outstanding
at the end of period...........       23,034         4,610
-------------------------------------------------------------
-------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  9.63        $10.01
   End of period...............      $  8.49         $9.63
Accumulation units outstanding
at the end of period...........       92,610        19,794
-------------------------------------------------------------
-------------------------------------------------------------
VAN KAMPEN COMSTOCK
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  8.97         $9.86
   End of period...............      $  6.94         $8.97
Accumulation units outstanding
at the end of period...........      197,544        39,034
-------------------------------------------------------------
-------------------------------------------------------------
VAN KAMPEN AGGRESSIVE GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........      $  7.67         $9.15
   End of period...............      $  4.88         $7.67
Accumulation units outstanding
at the end of period...........       16,824         2,834

-------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31, 1998,  Security Benefit  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002, the Company had total assets of  approximately  $7.8 billion.  Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/ health insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All obligations  arising under the Contracts are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Separate Account is currently divided into 40 Subaccounts. The Contract provides  that the  income,  gains and  losses,  whether  or not  realized,  are credited to, or charged against, the assets of each Subaccount without regard to the income,  gains or losses in the other  Subaccounts.  Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future  establish  additional  Subaccounts  of the Separate  Account,  which may invest in other Underlying Funds or in other securities or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies. Shares of each Underlying Fund are available to the general  public.  A summary of the  investment  objective  of each of the
Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will achieve its objective.  More detailed  information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     Prospectuses  for the Underlying  Funds should be read in conjunction  with this Prospectus and can be obtained by calling 1-800-NEA-VALU.

     The Company has entered into  agreements  with the Underlying  Funds and/or certain  service  providers to the Underlying  Funds,  such as an underwriter or
investment   adviser.   Under   these   agreements,   the  Company  or  Security
Distributors, Inc. ("SDI"), the underwriter for the Contract, is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received  by the  Company  or SDI may  come  from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

     The  services  provided  by the  Company  and/or SDI  include,  but are not limited to, the following: (i) Administrative/Sub-Transfer Agency services, such as  maintaining  separate  records of each  Contract  Owner's  investment in the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying  Funds on behalf of Contract Owners and (iii)  Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the  compensation  which the  Company  receives  varies  based on the services being provided,  but is generally between 0.15% to 0.40% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a
flexible   purchase  payment  deferred   variable   annuity.   The  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity Start Date. The amount that will be available for annuity  payments will depend  on the  investment  performance  of the  Subaccounts  to which  you have allocated  purchase  payments  and the amount of  interest  credited on Contract
Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual in connection  with certain tax qualified  retirement  plans that meet the  requirements  of Section
403(b),  408 or 408A of the Internal  Revenue Code ("Qualified  Plan").  Certain
federal tax advantages are currently  available to retirement plans that qualify as annuity  purchase  plans of public  school  systems  and  certain  tax-exempt organizations  under Section  403(b).  If you are  purchasing the contract as an investment  vehicle for a section 403(b), 408 or 408A Qualified Plan, you should consider that the contract does not provide any additional tax advantages beyond that already  available through the Qualified Plan.  However,  the contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 90. If there are Joint  Annuitants,  the maximum issue age will be determined by reference to the older Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $1,000.  Thereafter,  you may choose  the amount and  frequency  of purchase payments,  except that the minimum subsequent  purchase payment is $25.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $25. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include 40 Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at the  Company's  Administrative  Office.  Changes in the  allocation  of future purchase  payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After the Company has received an Asset  Reallocation/Dollar Cost Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value."

     You may instruct the Company at any time to terminate the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has been  canceled,  a new Asset  Reallocation/  Dollar  Cost
Averaging  form must be completed  and sent to the  Administrative  Office.  The
Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,  modify, or suspend the Dollar Cost  Averaging  Option at any time.  The Company does not  currently charge a fee for this option.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that are allowed as discussed under "Transfers of Contract Value."

     You may  instruct  the  Company  at any time to  terminate  this  option by written  request to the  Company's  Administrative  Office.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office, or you may make  transfers  (other  than  transfers  pursuant to the Dollar Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount  remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

     The Company  effects  transfers  between  Subaccounts  at their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

     You may  also  transfer  Contract  Value  to the  Fixed  Account;  however, transfers from the Fixed Account to the  Subaccounts are restricted as described in "The Fixed Account."

     The Company  generally does not limit the frequency of transfers,  although the  Company  reserves  the right to limit the  number of  transfers  to 14 in a
Contract  Year.  Also,  the Contract is not designed  for  professional  "market timing"  organizations,  or other  organizations  or  individuals  engaging in a market timing strategy,  or making programmed  transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If the Company determines that your transfer  patterns among the  Subaccounts  are disruptive to the Underlying
Funds,  the  Company  may among  other  things,  restrict  the  availability  of telephone  transfers  or other  electronic  transfers  and may require  that you submit transfer requests in writing via regular U.S. mail. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.  Also,  certain of the Underlying  Funds have in place  limits on the number of transfers  permitted in a Contract  Year, which  limits  are more  restrictive  than 14 per  Contract  Year.  The  Company reserves  the  right  to  limit  the  size and  frequency  of  transfers  and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o    Investment  performance  of the  Subaccounts  to which  you have  allocated
     Contract Value,

o    Payment of purchase payments,

o    The amount of any outstanding Contract Debt,

o    Full and partial withdrawals, and

o    Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

     In  addition,   other   transactions   including  loans,  full  or  partial
withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by  dividing  the  dollar  amount  of  such  transaction  by  the  price  of the
Accumulation  Unit of the affected  Subaccount next determined  after receipt of the  transaction.  The price of each  Subaccount is determined on each Valuation
Date as of the close of the New York Stock Exchange,  normally 3:00 p.m. Central time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
New York Stock Exchange is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract  of 0.75%,  and (5) the  administration  charge  under the  Contract of
0.15%.

     The  minimum   mortality   and  expense   risk  charge  of  0.75%  and  the
administration  charge of 0.15% are factored into the accumulation unit value or
"price" of each  Subaccount  on each  Valuation  Date.  The Company  deducts any mortality  and expense risk charge  above the minimum  charge and the charge for any optional  Riders (the "Excess  Charge") on a monthly basis.  Each Subaccount declares a monthly  dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage  of  your  Contract  Value  allocated  to  the  Subaccount  as of the reinvestment  date.  The  monthly  dividend  is paid  only  for the  purpose  of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date. See the
Statement of Additional  Information  for a more detailed  discussion of how the
Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by the Company at its  Administrative  Office. A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata account charge and any  uncollected  premium  taxes.  If an Extra  Credit  Rider is in  effect,
Contract Value will also be reduced by any Credit Enhancements that have not yet vested.  See the  discussion  of vesting  of Credit  Enhancements  under  "Extra
Credit."

     The  Company  requires  the  signature  of the  Owner  on any  request  for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities  exchange  or  savings  association.  The  Company  further requires  that any request to transfer or exchange  all or part of the  Contract for  another  investment  be made upon a transfer  form  provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Owner's  instructions to the Company. If you do not specify the allocation,  the
Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable  withdrawal  charge and premium tax.  Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue,  modify, suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you purchase  payments  allocated to the Fixed Account (not including any Credit
Enhancements  if an Extra  Credit  Rider was in effect).  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.   The sum of all purchase payments (not including any Credit  Enhancements if an Extra  Credit  Rider  was in  effect),  less any  reductions  caused  by previous withdrawals, including withdrawal charges, or

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     If you  purchased  one or more  of the  optional  Riders  that  provide  an enhanced death benefit, your death benefit will be determined in accordance with the terms of the  Rider.  See the  discussion  of the  Annual  Stepped  Up Death
Benefit;  Guaranteed  Growth  Death  Benefit;  Combined  Annual  Stepped  Up and
Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death
Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and
Guaranteed  Growth Death Benefit;  and Combined  Enhanced Death Benefit,  Annual
Stepped Up Death  Benefit,  and  Guaranteed  Growth  Death  Benefit.  Your death benefit  proceeds  under the  Rider  will be the death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified
Plan, the terms of the particular  Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on  distributions following the death of the Owner or Annuitant.  Because the rules  applicable to
Qualified  Plans are  extremely  complex,  a  competent  tax  adviser  should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

     The Company will waive the  withdrawal  charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first day of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal,  consisting of purchase  payments,  that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

    The amount of the charge will depend on how long your purchase payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

---------------------------------------------
 PURCHASE PAYMENT AGE (IN      WITHDRAWAL
          YEARS)                 CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  The Company will assess the  withdrawal  charge  against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

     The Company pays sales  commissions  to  broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase  payments.  The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered  representatives  may be  eligible,  under  programs  adopted  by the
Company to receive  non-cash  compensation  such as  expense-paid  due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or  self-regulatory  agency,  such as the
NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

----------------------------------------------------
                             ANNUAL MORTALITY AND
CONTRACT VALUE               EXPENSE RISK CHARGE
----------------------------------------------------
Less than $25,000                    0.90%
$25,000 or more                      0.75%
----------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contracts and in operating the Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 0.90%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise  stated.  The Company deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The  amount  of the  charge  is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.50%,  because the total cost of such Riders,  1.20%,  would exceed the maximum Rider charge of
1.00%.

TEACHER  RETIREMENT  SYSTEM OF TEXAS - LIMITS ON OPTIONAL  RIDERS -- If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  Riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  Riders  are  available  for purchase:

o    Annual Stepped Up Death Benefit

o    Enhanced Death Benefit

o    Guaranteed Growth Death Benefit at 3%

o    Guaranteed Growth Death Benefit at 5%

o    Guaranteed Growth Death Benefit at 6%

o    Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o    Guaranteed Minimum Income Benefit at 3%

o    Waiver of Withdrawal Charge

o    Waiver of Withdrawal Charge - Hardship

o    Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will credit a maximum  rate of 4% for amounts  allocated to the Dreyfus
General Money Market Subaccount or the Fixed Account.)

     In crediting  interest,  the Company  takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest until the earlier of: (1) the Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit,  less any applicable  Premium tax and pro rata account  administration  charge, to purchase a fixed Annuity within
30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.  In the event of a withdrawal, the Stepped Up Death
     Benefit is reduced as of the date of the  withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal  charges,  by
     Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.20%. See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (The Company will credit a maximum rate of 4%
for amounts  allocated to the Dreyfus  General  Money Market  Subaccount  or the
Fixed Account.) In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred.  The Company accrues such interest  until the  earliest of: (1) the Annuity  Start Date;  (2) the Contract
Anniversary  following the oldest Owner's 80th birthday;  (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The  amount of the  Guaranteed  Growth  Death  Benefit  shall not exceed an
amount  equal  to  200%  of  purchase   payments   (not   including  any  Credit
Enhancements),  net of premium  tax and any  withdrawals,  including  withdrawal charges.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

-------------------------------------
  INTEREST RATE      RIDER CHARGE
-------------------------------------
        3%              0.10%
        5%              0.20%
        6%              0.25%
        7%              0.30%
-------------------------------------

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o    "Contract  gain"  is equal to  Contract  Value as of the date due  proof of death and  instructions  with regard to payment are received  less adjusted purchase payments.

o    "Adjusted purchase payments" are equal to all purchase payments made to the
     Contract  adjusted for withdrawals  and any applicable  premium tax. In the event of a withdrawal,  purchase payments are reduced as of the date of the withdrawal  by a  percentage  found  by  dividing  the  withdrawal  amount, including any withdrawal  charges,  by Contract Value  immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death benefit  reduced  by  any  outstanding  Contract  Debt,  any  pro  rata  account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above); or

4.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.40%.  See the discussion under "Death Benefit."

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit  Enhancement that has not yet vested.  An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, by

2. Contract Value immediately prior to the withdrawal.

     The Company will recapture  Credit  Enhancements on withdrawals only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract  is issued is age 80 or  younger.  The  charge  for this  Rider will be deducted for a period of seven years from the Contract  Date.  The charge varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

     The Company may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

     The  Company  expects  to make a profit  from the charge for this Rider and funds  payment  of the  Credit  Enhancements  through  the Rider  charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect your  average  annual  return (net of  expenses of the  Contract  and the
Underlying  Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase  payments to the Contract after the first
Contract Year.  The returns below  represent the amount that must be earned EACH year during the  seven-year  period  beginning on Contract Date to break even on the Rider. The rate of return assumes that all purchase payments are made during the first  Contract  Year when the Credit  Enhancement  is  applied to  purchase payments.  If purchase  payments  are made in  subsequent  Contract  Years,  the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available.  As a result,  the rate of return  required to break even would be higher.

     If your actual  returns are greater than the amount set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please  note that the  returns  below are net of Contract  and  Underlying  Fund expenses  so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

------------------------------------- --------------------
                                         RATE OF RETURN
       CREDIT ENHANCEMENT RATE         (NET OF EXPENSES)
------------------------------------- --------------------
                 3%                         -5.00%
                 4%                         -1.50%
                 5%                          0.80%
------------------------------------- --------------------

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

     The Rider  defines  confinement  to a  hospital  or  nursing  facility,  as follows:  (1) you have been  confined  to a  "hospital"  or  "qualified  skilled nursing  facility"  for at least 90  consecutive  days  prior to the date of the withdrawal;  and (2) you are so confined  when the Company  receives  the waiver request and became so confined after the Contract Date.

     The Company  defines  terminal  illness as follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

     Prior to making a withdrawal pursuant to this Rider, you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company  reserves the right to have a physician  of its choice  examine the Owner to  determine  if the Owner is eligible  for a waiver.  The charge for this Rider is 0.05%.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months  preceding the withdrawal.  This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or younger.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL    PAYMENT AGE   WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or  younger.  The  charge for this Rider is 0.50% if you select the 0-year schedule and 0.40% if you select the 3-year schedule. If you purchase this Rider, the withdrawal charge selected under the Rider will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales
Charge." If you have also  purchased an Extra Credit Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial  withdrawal.
See "Extra Credit."

WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 15 or more Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

     The Company defines "totally and permanently  disabled" as follows: (1) the
Owner is unable,  because  of  physical  or mental  impairment,  to perform  the material and substantial  duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment must have been in existence for more than 180 days; and (3) the impairment  must be expected to result in death or be long-standing and indefinite.

     Prior to  making  a  withdrawal  pursuant  to this  Rider  on the  basis of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.05%.

WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 10 or more Contract  Years and the Owner has made purchase  payments on a quarterly (or more frequent)  basis for at least 5 full Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65. See the  Company's  definition  of  "totally  and permanently disabled" as described above.

     Prior to  making  a  withdrawal  pursuant  to this  Rider  on the  basis of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.10%.

WAIVER OF WITHDRAWAL  CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The  Company  may  require  the Owner to  provide  proof of  hardship,  which is satisfactory to the Company.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.15%.

WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND  AGE 59 1/2 --  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Owner is age 59 1/2 or older; and

o    The Owner has made  purchase  payments  on a quarterly  (or more  frequent)
     basis for at least 5 full Contract Years.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.20%.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date,  the proceeds under the Contract will be applied to provide an Annuity under one of the options  described below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 -- LIFE WITH  INSTALLMENT OR UNIT REFUND OPTION.  Periodic annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR.  Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4,
7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

     The Company  determines  the number of Annuity Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent  variable  annuity  payments are calculated by  multiplying  the number of Annuity  Units  allocated to a Subaccount  by the value of the Annuity
Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment  is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract."

     Amounts  allocated to the Fixed Account become part of the General  Account of the Company,  which  consists of all assets  owned by the Company  other than those in the  Separate  Account  and other  separate  accounts  of the  Company.
Subject to applicable  law, the Company has sole  discretion  over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

     Contract  Value  allocated or transferred to the Fixed Account at one point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against  the Fixed  Account,  and any amounts  that the Company  pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the lesser of (i) $25 or (ii) the amount of  Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

     If purchase  payments are allocated (except purchase payments made pursuant to an Automatic  Investment Program),  or Contract Value is transferred,  to the
Fixed  Account,  any transfers  from the Fixed  Account in  connection  with the
Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such purchase payment or transfer.  You may reestablish Dollar
Cost  Averaging or Asset  Reallocation  by  submitting a written  request to the
Company.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Owner prior to the Annuity Start Date.  The  Designated  Beneficiary  is the
first  person  on the  following  list  who is alive on the date of death of the
Owner:  the Owner;  the Primary  Beneficiary;  the  Secondary  Beneficiary;  the
Annuitant;  or if none of the above are alive,  the Owner's estate.  The Primary
Beneficiary  is the  individual  named as such in the  application  or any later change shown in the Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the  Annuity  Start  Date.  Because the death  benefit of the
Contract  goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the  Contract  is  registered,  as  well  as  the  designation  of  the  Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an Annuitant or age of the
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request to the  Company.  A loan must be taken and repaid  prior to the  Annuity
Start Date. The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all  contracts  combined is  generally  equal to the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the  Contract  Values or $10,000,  whichever  is greater (the $10,000 limit is not available  for Contracts  issued under a 403(b) Plan subject to the
Employee  Retirement  Income  Security Act of 1974. For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract  Value.  Two new loans are  permitted each  Contract  Year  but only one loan  can be  outstanding  at any  time.  The
Internal  Revenue Code requires  aggregation  of all loans made to an individual employee  under a single  employer  plan.  However,  since  the  Company  has no information concerning outstanding loans with other providers,  we will only use information  available  under  annuity  contracts  issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

     When an eligible  Owner takes a loan,  Contract Value in an amount equal to the loan amount is  transferred  from the  Subaccounts  and/or the Fixed Account into an account called the "Loan  Account," which is an account within the Fixed
Account.  Amounts  allocated  to the Loan  Account  earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company.  Because the Contract Value  maintained in the
Loan  Account  (which  will  earn 3%) will  always  be  equal in  amount  to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less 3%.

     Loans must be repaid within five years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time. All loan payments must be repaid  through  automatic bank draft. Upon receipt of a loan payment,  the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the  Subaccounts  according to your current  instructions  with respect to purchase payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any  required  loan  payment by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by the  Company.  No new  loans  will  be  allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account. If a loan continues to be in default, the total outstanding balance may be deducted from  Contract  Value on or after the  Contractowner  attains age 59
1/2. The Contract will terminate  automatically  if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges.  Because of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

     In the event that you elect to  exchange  your  Contract  for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement  plans which are Qualified  Plans under the provisions of the Internal  Revenue Code  ("Code").  The ultimate  effect of federal income taxes on the amounts  held under a  Contract,  on annuity  payments,  and on the economic  benefits to the Owner,  the  Annuitant,  and the  Beneficiary or other payee  will  depend  upon the type of  retirement  plan,  if any,  for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S  TAXES. A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must  generally be  distributed  or begin to be  distributed  not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date").
Periodic  distributions  must not extend  beyond the life of the employee or the lives of the employee and a designated  beneficiary (or over a period  extending beyond the life  expectancy of the employee or the joint life  expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2;  (ii) has a severance  from  employment;  (iii) dies;  (iv)
becomes  disabled;  or (v)  incurs a  financial  hardship  (earnings  may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be purchased as a traditional  IRA. The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish  them from "Roth IRAs,"
which are described below.

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000

   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer -sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the  Contract  for use  with  traditional  IRAs may be  subject  to special requirements imposed by the Internal Revenue Service.  Purchasers of the
Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency, and will have the right to revoke the Contract under certain circumstances.  See the IRA Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 403(b) of the Code; however, the required beginning date for traditional
IRAs is  generally  the date that the  contract  owner  reaches  age 70 1/2--the contract  owner's  retirement  date, if any, will not affect his or her required beginning  date.  See "Section  403(b)."  Distributions  from IRAs are generally taxed under Code Section 72. Under these rules,  a portion of each  distribution may be  excludable  from income.  The amount  excludable  from the  individual's income  is the  amount of the  distribution  that  bears  the same  ratio as the individual's nondeductible  contributions bears to the expected return under the
IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA.  The  Contract  may be  purchased  as a Roth IRA.  Regular contributions may be made to a Roth IRA up to the same contribution  limits that apply to traditional  IRA  contributions.  The regular  contribution  limits are phased out for  taxpayers  with  $95,000 to $110,000 in  adjusted  gross  income
($150,000  to  $160,000  for married  filing  joint  returns).  Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

     Regular  contributions to a Roth IRA are not deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules  during  the  Contractowner's  lifetime.  Generally,  however,  the amount remaining  in a Roth  IRA  after  the  Contractowner's  death  must  begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay  distributions  , the account must be  distributed by the end of the fifth full calendar year after death of the Contractowner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any  portion of the  balance to the credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

     An  "eligible  retirement  plan" will be another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

     A Section  403(b) plan must  generally  provide a participant  receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective Owner considering  adoption of a Qualified Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General  Account.  The Company also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq.,  Associate General Counsel,  the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining  Subaccounts,  and the total return of all  Subaccounts  may appear in advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical  investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the 7-day  yield would be  received  for 52 weeks,  stated in terms of an annual percentage  return on the  investment).  "Effective  yield" for the Money Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although  the  Contract was not  available  for  purchase  until July 2001, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) The  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries  at December 31, 2002 and 2001
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements  of Variable  Annuity  Account  XIV - Variable  Annuity of
Security Benefit Life Insurance  Company at December 31, 2002, and for specified periods ended December 31, 2002, or for portions of such periods as disclosed in
the   financial   statements   are  included  in  the  Statement  of  Additional
Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES AND STRATEGIES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
   There is no guarantee that the investment objectives and strategies of any Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED
BY CALLING 1-800-NEA-VALU.

AIM GROWTH SERIES -- AIM Growth Series is organized as a Delaware business trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end  series  management  investment  company  consisting  of four  separate series.

     AIM BASIC  VALUE FUND  (CLASS A).  AIM Basic  Value Fund (the  "Fund") is a
separate series of the AIM Growth Series.  A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 65% of its  total  assets  in  equity  securities  of U.S.  issuers  that  have  market capitalizations  of greater  than $500 million and that the  portfolio  managers believe to be  undervalued  in  relation  to  long-term  earning  power or other factors.  The Fund may also  invest  up to 35% of its  total  assets  in  equity securities of U.S.  issuers that have market  capitalizations  of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by
U.S. issuers.  The Fund may also invest up to 25% of its total assets in foreign securities.

     AIM MID CAP CORE  EQUITY  FUND  (CLASS  A).  AIM Mid Cap Core  Equity  Fund
(formerly  AIM Mid Cap  Equity  Fund) (the  "Fund") is a separate  series of AIM
Growth Series. A I M Advisors,  Inc.,  located at 11 Greenway Plaza,  Suite 100,
Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in equity securities,  including convertible  securities,  of mid-cap companies. In complying  with the 80%  investment  requirement,  the  Fund's  investments  may include synthetic  instruments.  Synthetic instruments are investments that have economic  characteristics  similar to the  Fund's  direct  investments,  and may include warrants,  futures,  options,  exchange-traded  funds and ADRs. The Fund considers a company to be a mid-cap  company if it has a market  capitalization, at the  time  of  purchase,  within  the  range  of  market  capitalizations  of companies,  included in the Russell  Midcap(TM)  Index. The Russell Midcap Index
measures the  performance of the 800 companies in the Russell 1000(R) Index with the lowest market capitalization.  These companies are considered representative of  medium-sized  companies.  The Fund may invest up to 20% of its net assets in equity  securities  of  companies in other  market  capitalization  ranges or in investment-grade debt securities.

     AIM SMALL CAP GROWTH FUND (CLASS A). AIM Small Cap Growth Fund (the "Fund")
is a separate series of AIM Growth Series. A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in small-cap companies. In complying with the 80% investment requirement,  the Fund will invest primarily in marketable  equity  securities,  including  convertible securities, but its investments may include other securities,  such as synthetic
instruments.   Synthetic   instruments  are   investments   that  have  economic
characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase,  within the range of market capitalizations of companies,  included in the Russell  2000(R)  Index.  The Russell 2000 Index is a widely  recognized, unmanaged  index of common  stocks that  measures the  performance  of the 2,000 smallest  companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S.  companies based on total market  capitalization.  The
Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations,  at the time of purchase, outside of the range of market  capitalizations  of companies included in the Russell 2000 Index, and in investment-grade  non-convertible debt securities, U.S. government securities and high-quality money market instruments.

     In selecting  investments,  the portfolio  managers seek to identify  those companies that have strong earnings  momentum or demonstrate other potential for growth of capital.

AIM EQUITY FUNDS -- AIM Equity Funds is organized as a Delaware  business  trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management  investment  company  consisting of thirteen separate series.

     AIM BLUE CHIP FUND (CLASS A). AIM Blue Chip Fund (the "Fund") is a separate series of AIM Equity Funds. A I M Advisors,  Inc., located at 11 Greenway Plaza,
Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term growth of capital with a  secondary  objective  of  current  income.  The  Fund  seeks to meet its objectives  by  investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in blue chip  companies.  In complying with the 80% investment requirement,  the Fund may invest primarily in
marketable  equity  securities,   including  convertible  securities,   but  its
investments  may  include  other  securities,  such  as  synthetic  instruments.
Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments,  which may include warrants, futures, options, exchange-traded  funds and ADRs.  The Fund  considers a blue chip  company to be large and medium sized companies (i.e.,  companies which fall in the largest 85%
of market  capitalization  of  publicly  traded  companies  listed in the United
States)  with  leading   market   positions  and  which  possess  the  following
characteristics:

o    Market  Characteristics  - Companies that occupy (or in AIM's judgment have the potential to occupy)  leading market  positions that are expected to be maintained or enhanced over time. Strong market positions,  particularly in growing  industries,  can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified  within an industry as those  companies  that have (i)  superior growth prospects  compared with other companies in the same industry;  (ii)
     possession  of  proprietary  technology  with the  potential to bring about major  changes  within an industry;  and/or (iii)  leading  sales within an industry, or the potential to become a market leader.

o    Financial  Characteristics  -  Companies  that  possess at least one of the following  attributes:  (i) faster earnings growth than its competitors and the  market  in  general;  (ii)  higher  profit  margins  relative  to  its competitors;  (iii) strong cash flow  relative to its  competitors;  and/or
     (iv) a balance sheet with  relatively  low debt and a high return on equity relative to its competitors.

The portfolio managers consider whether to sell a particular  security when they believe the issuer of the  security no longer is a market  leader,  and/or it no longer has the  characteristics  described  above.  When the portfolio  managers believe securities other than marketable equity securities offer the opportunity for  long-term  growth of capital  and  current  income,  the Fund may invest in
United States governmental securities and high-quality debt securities. The Fund may also  invest  up to 25% of its  total  assets  in  foreign  securities.  Any percentage  limitations  with  respect to assets of the Fund are  applied at the time of purchase.

AMERICAN  CENTURY(R)INVESTMENTS,  INC.-- American Century  Investments,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

     AMERICAN CENTURY  HERITAGE FUND (ADVISOR CLASS).  American Century Heritage
Fund (the  "Fund") is a separate  Fund of  American  Century  Investments,  Inc.
American  Century  Investment  Management,  Inc.,  located at 4500 Main  Street,
Kansas City, Missouri, 64111, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. The
Fund generally  invests in common stocks of companies that are  medium-sized and smaller at the time of purchase, although it may purchase companies of any size.
The Fund  managers  look for stocks of companies  they believe will  increase in value  over time,  using a growth  investment  strategy  developed  by  American
Century  Investment  Management,  Inc.  This strategy  looks for companies  with earnings and revenues that are growing at a successively  faster or accelerating pace. The Fund will usually  purchase  common stocks,  but it can purchase other types of  securities  as well,  such as domestic and foreign  preferred  stocks, convertible debt securities,  equity-equivalent securities,  non-leveraged stock index futures contracts and options, notes, bonds and other debt securities. The
Fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations,  except for convertible debt  securities,  which may be rated below investment grade.

     Although  most of the Fund's  assets will be  invested  in U.S.  companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign
companies.   Foreign   investing   involves  special  risks  such  as  political
instability and currency fluctuation.

     AMERICAN CENTURY SELECT FUND (ADVISOR CLASS).  American Century Select Fund
(the "Fund") is a separate Fund of American Century  Investments,  Inc. American
Century Investment  Management,  Inc., located at 4500 Main Street, Kansas City,
Missouri, 64111, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. The
Fund  generally  invests in common stocks of larger  companies,  although it may purchase  companies of any size.  The Fund managers look for stocks of companies they  believe  will  increase  in value  over  time,  using a growth  investment strategy developed by American Century Investment Management, Inc. This strategy
looks  for  companies   with  earnings  and  revenues  that  are  growing  at  a
successively  faster or accelerating pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well, such as domestic and foreign  preferred  stocks,  convertible debt securities,  equity-equivalent securities,  non-leveraged  stock index futures  contracts  and options,  notes, bonds and other debt securities.  The Fund generally limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

     Although  most of the Fund's  assets will be  invested  in U.S.  companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign
companies.   Foreign   investing   involves  special  risks  such  as  political
instability and currency fluctuation.

     AMERICAN  CENTURY  EQUITY INCOME FUND  (ADVISOR  CLASS).  American  Century
Equity  Income  Fund  (the  "Fund")  is a  separate  Fund  of  American  Century
Investments,  Inc. American Century Investment Management, Inc., located at 4500
Main Street,  Kansas City, Missouri,  64111, serves as investment adviser of the
Fund.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek to provide  current income.
Capital appreciation is a secondary objective. The Fund managers look for stocks with favorable dividend-paying history that have prospects for dividend payments to continue or increase. The Fund, under normal market circumstances, intends to keep at least 85% of its assets  invested  in  income-paying  securities  and at least 65% of its assets in U.S. equity securities. The Fund may invest a portion of its assets in  convertible  debt  securities,  equity-equivalent  securities,
foreign   securities,   debt  securities  of  companies,   debt  obligations  of
governments and their agencies,  non-leveraged stock index futures contracts and other similar securities.

     AMERICAN  CENTURY  INTERNATIONAL  GROWTH  FUND  (ADVISOR  CLASS).  American
Century  International  Growth Fund (the "Fund") is a separate  Fund of American
Century Investments,  Inc. American Century Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri,  64111, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund managers  use  a  growth  investment  strategy  developed  by  American  Century
Investment  Management,  Inc. to invest in stocks of foreign companies that they believe  will  increase  in value over time.  This  strategy  looks for  foreign companies with earnings and revenue  growth.  The Fund's assets will be invested primarily in equity  securities of companies located in at least three developed countries (excluding the United States). The Fund may also purchase domestic and
foreign  preferred  stocks,   convertible  debt  securities,   equity-equivalent
securities,  forward  currency  exchange  contracts,  non-leveraged  futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign  governments and their agencies.  Foreign investing involves special risks such as political instability and currency fluctuations.

ARIEL MUTUAL FUNDS -- Ariel  Mutual Funds are series of Ariel  Investment  Trust which is registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

     ARIEL  FUND.  Ariel Fund (the  "Fund") is a separate  Fund of Ariel  Mutual
Funds. Ariel Capital Management, Inc., located at 200 East Randolph Drive, Suite
2900, Chicago, Illinois, 60601, serves as investment adviser of the Fund.

     INVESTMENT   OBJECTIVE   AND   STRATEGIES:   To  seek   long-term   capital
appreciation.  To pursue this goal, the Fund invests  primarily in the stocks of small  companies  with a market  capitalization  under $2 billion at the time of investment.  The Fund  seeks  to  invest  in sound  companies  that  many  other institutional  investors have  misunderstood  or ignored.  These companies share three  attributes  that the Fund's  adviser  believes  should  result in capital appreciation  over time:  (1) a product or service whose strong brand  franchise and loyal customer base pose formidable barriers to potential  competition;  (2)
capable,  dedicated  management;  (3) a solid  balance sheet with high levels of cash flow and a low burden of debt. The Fund's adviser holds  investments  for a relatively long period of time--typically three to five years.

     ARIEL  PREMIER BOND FUND  (INVESTOR  CLASS).  Ariel Premier Bond Fund ("the
Fund") is a separate Fund of Ariel Mutual Funds. Ariel Capital Management, Inc.,
located at 200 East Randolph Drive, Suite 2900, Chicago, Illinois, 60601, serves as investment  adviser of the Fund and Lincoln  Capital Fixed Income  Management
Company,  LLC located at 200 South Wacker Drive, Suite 2100, Chicago,  Illinois,
60606 serves as investment sub-adviser of the Fund.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To maximize  total return through a combination of income and capital appreciation.  Under normal market conditions, the Fund  invests  at least  80% of its net  assets  (calculated  at the time of investment)  in high quality  fixed-income  securities  for which a ready market exists. If the securities are private sector issues--corporate bonds, commercial paper or bonds  secured by assets  such as home  mortgages--generally  they must have earned an "A" rating or better  from a  nationally  recognized  statistical rating  organization,  such as Moody's Investors  Service,  Standard & Poor's or
Fitch IBCA Duff & Phelps.  The Fund's adviser also considers all bonds issued by the U.S. government and its agencies to be high quality.

CALAMOS  INVESTMENT  TRUST -- Calamos  Investment  Trust is registered under the
Investment  Company Act of 1940, as amended,  as a series management  investment company.

     CALAMOS  GROWTH  FUND  (CLASS A).  Calamos  Growth  Fund (the  "Fund") is a
separate series of Calamos Investment Trust. Calamos(R) Asset Management,  Inc.,
located at 1111 E. Warrenville Road, Naperville, Illinois, 60563-1463, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. In pursuing  the  objective  of the Fund,  Calamos  Asset  Management,  Inc.  seeks securities  that,  in its  opinion,  are  undervalued  and  offer  above-average potential for earnings growth coupled with financial strength and stability. The
Fund's portfolio may include securities of well-established companies with large market  capitalizations as well as small,  unseasoned companies.  Although it is anticipated that the Fund will invest primarily in equity  securities,  the Fund may invest in convertible  securities,  preferred stocks and obligations such as bonds,  debentures  and notes that, in the opinion of Calamos Asset  Management,
Inc.,  present  opportunities for capital  appreciation.  The Fund may engage in active and frequent trading of portfolio securities.

     CALAMOS  GROWTH AND INCOME FUND (CLASS A).  Calamos  Growth and Income Fund
(the "Fund") is a separate series of Calamos Investment Trust.  Calamos(R) Asset
Management,  Inc.,  located at 1111 E. Warrenville Road,  Naperville,  Illinois,
60563-1463, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek high long-term total return through growth and current income.  The Fund invests  primarily in a diversified portfolio  of  convertible,  equity  and  fixed-income  securities,  with  equal emphasis on capital appreciation and current income. The convertible  securities may be either debt  securities  or preferred  stocks that can be  exchanged  for common  stock.  The  average  term to  maturity  of the  convertible  securities purchased by the Fund will typically  range from five to ten years. In addition, a  significant  portion of the Fund's  convertible  securities  investments  are comprised of securities  that have not been registered for public sale, but that are eligible for purchase  and sale by certain  qualified  institutional  buyers
(Rule 144A securities).

     The Fund's assets not invested in  convertible  securities  are invested in common stocks that, in its opinion,  provide opportunities for long-term capital appreciation,  or in other securities as described in the Fund's prospectus. The
Fund generally invests in smaller and medium-sized companies,  the securities of which tend to be more  volatile  and less liquid than the  securities  of larger companies.  In  addition,  the  Fund may  invest  without  limit  in high  yield fixed-income securities (often referred to as "junk bonds").

     DREYFUS  APPRECIATION  FUND,  INC.-- Dreyfus  Appreciation  Fund, Inc. (the
"Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek  long-term  capital  growth consistent  with the  preservation  of capital.  Its  secondary  goal is current income.  To pursue these goals,  the Fund generally  invests at least 80% of its net assets in the common stock of U.S. and foreign  companies.  The Fund focuses on "blue-chip" companies with total market values of more than $5 billion. These established  companies have  demonstrated  sustained  patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

     In choosing stocks,  the Fund looks for growth companies.  The Fund is also alert to companies which it considers  undervalued in terms of earnings,  assets or growth prospects.  The Fund generally maintains relatively large positions in the securities it purchases.

     The Fund employs a "buy-and-hold"  investment  strategy,  and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits.

DREYFUS GROWTH AND VALUE FUNDS,  INC.-- Dreyfus Growth and Value Funds,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company, consisting of nine series.

     DREYFUS PREMIER  STRATEGIC VALUE FUND (CLASS A). Dreyfus Premier  Strategic
Value Fund (the "Fund") is a separate  series of Dreyfus Growth and Value Funds,
Inc. The Dreyfus  Corporation,  located at 200 Park Avenue,  New York, New York,
10166, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  appreciation.  To pursue  this goal,  the Fund  invests at least 80% of its assets in stocks.  The
Fund's  stock  investments  may  include  common  stocks,  preferred  stocks and convertible  securities,  including those purchased in initial public offerings.
The Fund's portfolio manager identifies potential  investments through extensive quantitative and fundamental  research.  The Fund will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

o    value,  or how a stock is valued  relative to its intrinsic  worth based on traditional value measures

o    business  health,  or overall  efficiency and  profitability as measured by return on assets and return on equity

o    business  momentum,  or the  presence  of a catalyst  (such as a  corporate restructuring,  change in management or spin-off) that will trigger a price increase near term to midterm

     The Fund  typically  sells a stock when it is no longer  considered a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows  deteriorating  fundamentals or falls short of the manager's expectations.

     At  times,  the Fund  may  engage  in  short-selling,  hedging  techniques, overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

     DREYFUS  MIDCAP  VALUE FUND.  Dreyfus  Midcap  Value Fund (the "Fund") is a
separate series of Dreyfus Growth and Value Funds, Inc. The Dreyfus Corporation,
located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek to surpass the performance of the Russell  Midcap Value Index.  To pursue this goal, the Fund invests at least
80% of its  assets in midcap  stocks  with  market  capitalizations  between  $1 billion and $25 billion at the time of  purchase.  Because the Fund may continue to hold a security whose market  capitalization  grows, a substantial portion of the Fund's holdings can have market  capitalizations in excess of $25 billion at any given  time.  The  Fund's  stock  investments  may  include  common  stocks, preferred  stocks and convertible  securities of both U.S. and foreign  issuers, including those purchased in initial public offerings.

     The Fund's  portfolio  manager  identifies  potential  investments  through extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

o    value,  or how a stock is valued  relative to its intrinsic  worth based on traditional value measures

o    business  health,  or overall  efficiency and  profitability as measured by return on assets and return on equity

o    business  momentum,  or the  presence  of a catalyst  (such as a  corporate restructuring,  change in management or spin-off) that will trigger a price increase near term to midterm

     The Fund  typically  sells a stock when it is no longer  considered a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows deteriorating  fundamentals or declining momentum,  or falls short of the portfolio manager's expectations.

     GENERAL MONEY MARKET FUND (CLASS B). General Money Market Fund (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek as high a level of current income as is consistent with the  preservation of capital.  To pursue this goal, the Fund invests in a  diversified  portfolio of high quality,  short-term  debt securities, including the following:

o    securities  issued or guaranteed by the U.S.  government or its agencies or instrumentalities

o    certificates  of deposit,  time deposits,  bankers'  acceptances  and other short-term  securities  issued  by  domestic  or  foreign  banks  or  their subsidiaries or branches

o    repurchase agreements

o    asset-backed securities

o    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate obligations, including those with floating or variable rates of interest

o    dollar-denominated  obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

     Normally,  the Fund  invests at least 25% of its net assets in  domestic or dollar-denominated foreign bank obligations.

FIDELITY  ADVISOR  SERIES -- Fidelity  Advisor  Series is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

     FIDELITY(R)  ADVISOR VALUE  STRATEGIES FUND (CLASS T). The Fidelity Advisor
Value  Strategies  Fund (the  "Fund') is a separate  series of Fidelity  Advisor
Series. Fidelity Management & Research Company, located at 82 Devonshire Street,
Boston, Massachusetts, 02109, serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE: To seek capital appreciation.

     INVESTMENT  STRATEGIES:  The Fund normally  invests its assets primarily in common  stocks.  The Fund  invests in  securities  of  companies  that  Fidelity
Management & Research  Company  believes are  undervalued in the  marketplace in relation to factors  such as the assets,  earnings,  or growth  potential.  (The stocks of these companies are often called "value"  stocks.) The Fund focuses on investments in securities  issued by medium-sized  companies,  but may also make substantial investments in securities issued by larger or smaller companies. The
Fund may  invest  in  domestic  and  foreign  issuers.  In  buying  and  selling securities  for the Fund,  Fidelity  Management  &  Research  Company  relies on fundamental  analysis of each issuer and its  potential  for success in light of its current financial  condition,  its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

     FIDELITY(R)  ADVISOR  DIVIDEND  GROWTH  FUND  (CLASS T).  Fidelity  Advisor
Dividend  Growth  Fund (the  "Fund") is a separate  series of  Fidelity  Advisor
Series. Fidelity Management & Research Company, located at 82 Devonshire Street,
Boston, Massachusetts, 02109, serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE: To seek capital appreciation.

     INVESTMENT  STRATEGIES:  The Fund  normally  invests  primarily  in  common stocks.  The Fund normally invests at least 80% of its total assets in companies that  Fidelity  Management & Research  Company  believes  have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently  paid.  The Fund may invest in domestic and foreign  issuers.
Fidelity  Management  &  Research  Company  uses  fundamental  analysis  of each issuer's  financial  condition  and  industry  position  and market and economic conditions to select investments for the Fund.

     FIDELITY(R)  ADVISOR MID CAP FUND (CLASS T). Fidelity  Advisor Mid Cap Fund
(the  "Fund")  is  a  separate  series  of  Fidelity  Advisor  Series.  Fidelity
Management  &  Research  Company,  located  at  82  Devonshire  Street,  Boston,
Massachusetts, 02109, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE: To seek long-term growth of capital.

     INVESTMENT  STRATEGIES:  The  Investment  Manager,  Fidelity  Management  &
Research  Company,  normally  invests at least 80% of the Fund's total assets in securities  of  companies  with medium  market  capitalization.  The  Investment
Manager may also invest the Fund's  assets in  companies  with smaller or larger market capitalizations.

     The  Investment  Manager  may  invest the Fund's  assets in  securities  of foreign issuers in addition to securities of domestic issuers.

     The Investment  Manager is not  constrained  by any  particular  investment style. At any given time, the Investment Manager may tend to buy "growth" stocks or "value"  stocks,  or a  combination  of both  types.  In buying  and  selling securities for the Fund, the Investment  Manager relies on fundamental  analysis of each issuer and its potential  for success in light of its current  financial condition,  its industry position,  and economic and market conditions.  Factors considered include growth potential, earnings estimates, and management.

     The   Investment   Manager   may  also  lend  the  Fund's   securities   to
broker-dealers or other institutions to earn income for the Fund.

     The  Investment  Manager  may use  various  techniques,  such as buying and selling  futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing  security prices or other factors that affect security  values.  If the
Investment  Manager's  strategies  do not  work as  intended,  the  Fund may not achieve its objective.

     FIDELITY(R)  ADVISOR  INTERNATIONAL  CAPITAL  APPRECIATION  FUND (CLASS T).
Fidelity Advisor  International Capital Appreciation Fund (the "Fund") is a fund of Fidelity  Advisor  Series.  Fidelity  Advisor Series is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company  organized as a  Massachusetts  business  trust.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE: To seek long-term growth of capital.

     INVESTMENT  STRATEGIES:  The  Investment  Manager,  Fidelity  Management  &
Research Company, normally invests primarily in non-U.S.  securities,  including securities  of issuers  located in  emerging  markets.  The  Investment  Manager normally invests the fund's assets primarily in common stocks.

     The   Investment   Manager   may  also  lend  the  Fund's   securities   to
broker-dealers or other institutions to earn income for the Fund.

     The  Investment  Manager  may use  various  techniques,  such as buying and selling  futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing  security prices or other factors that affect security  values.  If the
Investment  Manager's  strategies  do not  work as  intended,  the  Fund may not achieve its objective.

INVESCO STOCK FUNDS,  INC.-- INVESCO Stock Funds,  Inc. is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of seven series, one of which is represented herein.

     INVESCO  DYNAMICS FUND (CLASS K).  INVESCO  Dynamics Fund (the "Fund") is a
separate series of INVESCO Stock Funds, Inc. INVESCO Funds Group,  Inc., located at 7800 East Union Avenue, Denver, Colorado, serves as the investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek growth of capital.  The Fund pursues its  objective  by  investing  primarily  in common  stocks of mid-sized companies--those with market capitalizations  between $2 billion and $15 billion at the time of  purchase--but  also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.

     The core of the Fund's  portfolio is invested in securities of  established companies that are leaders in attractive growth markets with a history of strong returns.  The  remainder of the portfolio is invested in securities of companies that show accelerating growth,  driven by product cycles,  favorable industry or sector  conditions  and other  factors that INVESCO  believes will lead to rapid sales or earnings growth.

     The Fund's  strategy relies on many short-term  factors  including  current information about a company,  investor interest,  price movements of a company's securities and general market and monetary conditions.  Consequently, the Fund's investments are usually bought and sold relatively frequently.

     While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller  companies.  The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

INVESCO SECTOR FUNDS,  INC.-- INVESCO Sector Funds, Inc. is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of nine series, one of which is represented herein.

     INVESCO  TECHNOLOGY FUND (CLASS K). INVESCO Technology Fund (the "Fund") is
a separate  series of INVESCO  Sector Funds,  Inc.  INVESCO  Funds Group,  Inc.,
located  at 7800 East  Union  Avenue,  Denver,  Colorado,  serves as the  Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek growth of capital.  The Fund
invests   primarily  in  the  equity   securities   of   companies   engaged  in
technology-related  industries.  These include,  but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting,  software,  telecommunications  equipment and services, office and factory  automation,  networking,  robotics and video.  Many of these products  and services  are subject to rapid  obsolescence,  which may lower the market value of the securities of the companies in this sector.

     A core  portion of the  Fund's  portfolio  is  invested  in  market-leading technology companies that INVESCO, the Fund's adviser, believes will maintain or improve their market share  regardless  of overall  economic  conditions.  These companies are usually large,  established  firms that are leaders in their field and have a strategic advantage over many of their competitors.  The remainder of the Fund's  portfolio  consists  of  faster-growing,  more  volatile  technology companies  that INVESCO  believes to be emerging  leaders in their  fields.  The market prices of these  companies  tend to rise and fall more rapidly than those of larger, more established companies.

PIMCO FUNDS -- PIMCO Funds is  registered  under the  Investment  Company Act of
1940, as amended, as an open-end management investment company.

     PIMCO HIGH YIELD FUND  (CLASS A).  PIMCO High Yield Fund (the  "Fund") is a
separate  series of the  PIMCO  Funds:  Pacific  Investment  Management  Series.
Pacific Investment  Management Company LLC, located at 840 Newport Center Drive,
Suite 300, Newport Beach,  California,  92660,  serves as the Fund's  investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:   To  seek  maximum  total  return,
consistent with preservation of capital and prudent  investment  management.  To pursue this goal,  the Fund invests under normal  circumstances  at least 80% of its assets in a diversified  portfolio of high yield  securities  ("junk bonds")
rated  below  investment  grade but rated at least B by  Moody's  or  Standard &
Poor's,  or, if unrated,  determined  by the Fund's  adviser to be of comparable quality.  The remainder of the Fund's assets may be invested in investment grade fixed income  instruments.  The average portfolio duration of this Fund normally varies  within a two- to  six-year  timeframe  based  on  PIMCO's  forecast  for interest rates. The Fund may invest up to 15% of its assets in  euro-denominated securities and may invest without limit in U.S.  dollar-denominated  securities.
The Fund will normally  hedge at least 75% of its exposure to the euro to reduce the risk of loss due to  fluctuations in currency  exchange rates.  The Fund may invest  up to 25% of its  assets in  derivative  instruments,  such as  options, futures  contracts or swap agreements.  The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to earn income and may,  without  limitation,  seek to obtain market exposure to the  securities  in which it  primarily  invests  by  entering  into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

SECURITY INCOME FUND -- Security Income Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of three series, two of which are represented herein.

     SECURITY CAPITAL PRESERVATION FUND (CLASS A). Security Capital Preservation
Fund (the "Fund") is a separate series of Security Income Fund. The Fund invests all of its  assets  in a master  portfolio  (the  "Portfolio").  Deutsche  Asset
Management, Inc., 280 Park Avenue, New York, New York 10017 serves as investment adviser of the Portfolio.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek a high level of current income while  seeking to  maintain  a stable  value per share.  The Fund,  through  the
Portfolio,  seeks to achieve its goal by investing in fixed income securities of varying maturities,  money market instruments and futures and options (including futures  and  options  traded on  foreign  exchanges,  such as bonds and  equity indices of foreign  countries).  The Fund  attempts to  maintain a stable  share value by entering into  contracts,  called  Wrapper  Agreements,  with financial institutions, such as insurance companies or banks.

     SECURITY  DIVERSIFIED  INCOME FUND (CLASS A). Security  Diversified  Income
Fund (the  "Fund")  is a  separate  series of  Security  Income  Fund.  Security
Management Company,  LLC, One Security Benefit Place, Topeka,  Kansas, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek a high  level of  interest income with security of principal. The Fund pursues its objective,  under normal market  conditions,  by  investing  primarily  in  a  diversified  portfolio  of investment  grade  debt  securities.  The Fund  expects  to  maintain a weighted average  duration of three to ten years.  The debt  securities in which the Fund invests will  primarily  be domestic  securities,  but may also  include  dollar denominated  foreign  securities.  Some of the asset  classes  in which the Fund invests may include investment grade corporate debt securities,  high yield debt securities  (also  known  as "junk  bonds"),  investment  grade  mortgage-backed securities,  investment  grade  asset-backed  securities,  and  U.S.  Government securities.  The Fund may also  invest a portion of its  assets in  options  and futures contracts.

SECURITY EQUITY FUND -- Security Equity Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of nine series, six of which are represented herein.

     SECURITY  GLOBAL SERIES (CLASS A). Security Global Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as the Fund's investment
Adviser.  Security  Management Company has engaged  OppenheimerFunds,  Inc., 498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term  growth of capital primarily through investment in securities of companies in foreign countries and the United  States.  The Fund pursues its objective by  investing,  under normal market conditions, in a diversified portfolio of securities with at least 65% of its total  assets in at least  three  countries,  one of which may be the United
States.  The Fund  primarily  invests in foreign and domestic  common  stocks or convertible stocks of growth-oriented  companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments.  The Fund may actively trade its investments without regard to the  length of time they have been owned by the Fund.  Investments  in debt securities may be made when market conditions are uncertain.  The Fund also may invest a portion of its assets in  options,  futures  contracts  and foreign currencies, which may be used to hedge the Fund's portfolio, to increase returns or to  maintain  exposure  to the equity  markets.  The Fund may also  invest in emerging market countries.

     SECURITY  EQUITY SERIES (CLASS A). Security Equity Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a widely-diversified  portfolio of equity  securities,  which may include American
Depositary  Receipts  ("ADRs") and  convertible  securities.  The Fund typically invests in the equity  securities  of  companies  whose total market value is $5 billion or greater at the time of purchase.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.  The Fund may invest in a variety of investment companies,  including those that seek to track the  composition  and  performance of a specific index.
The Fund may use these  index-based  investments  as a way of managing  its cash position,  to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

     SECURITY  LARGE CAP  GROWTH  SERIES  (CLASS A).  Security  Large Cap Growth
Series  (the  "Fund") is  separate  series of  Security  Equity  Fund.  Security
Management  Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,
serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net assets (plus borrowings for investment  purposes) in common stock and other equity securities of large capitalization companies that, in the opinion of Security Management Company, have long-term capital growth potential.
The Fund  defines  large  capitalization  companies  as those whose total market value is at least $5 billion at the time of purchase. The Fund invests primarily in a portfolio of common  stocks,  which may include  ADRs and other  securities with common stock  characteristics,  such as securities  convertible into common stocks.  The Fund is non-diversified as defined in the Investment Company Act of
1940,  which  means that it may hold a larger  position  in a smaller  number of
securities  than  a  diversified   fund.  The  Fund  may  also  concentrate  its
investments  in a  particular  industry  that  represents  20%  or  more  of its benchmark index, the Russell 1000 Growth Index.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

     SECURITY MID CAP VALUE SERIES (CLASS A). Security Mid Cap Value Series (the
"Fund") is separate series of Security Equity Fund. Security Management Company,
LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a diversified  portfolio of equity  securities  that, when purchased,  have market capitalizations  that are similar to those of  companies  in the S&P Mid Cap 400
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations  that range from $135  million to $8 billion.  The Fund may also invest in ADRs.  The Fund  typically  invests in equity  securities  that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the  nature  of the value  companies,  the  securities  included  in the  Fund's portfolio  typically  consist of small- to medium-sized  companies.  The Fund is
subject  to  the  risks  associated  with  investing  in  small   capitalization
companies.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

     SECURITY  SMALL CAP  GROWTH  SERIES  (CLASS A).  Security  Small Cap Growth
Series (the  "Fund") is a separate  series of  Security  Equity  Fund.  Security
Management  Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,
serves as the Fund's investment adviser. Security Management Company has engaged
RS  Investment  Management,  L.P.  ("RS  Investment"),  388 Market  Street,  San
Francisco,  California  94111, to provide  investment  advisory  services to the
Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its  investment  objective by  investing,  under normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes) in equity securities of companies with market  capitalizations of $750 million or less at the time of investment that, in the opinion of RS Investment, have the  potential  for  long-term  capital  growth.  The Fund may  invest  the remainder of its assets in  securities  of  companies of any size.  The Fund may also engage in short  sales of  securities  it expects to decline in price.  The
Fund  will   likely   invest  a  portion  of  its  assets  in   technology   and
Internet-related companies.

     In selecting  investments  for the Fund, RS Investment  looks for companies with sustainable revenue and earnings growth,  companies that have a sustainable
competitive   advantage,   superior   financial   characteristics,   and  strong
management;  and companies that are under-followed by Wall Street analysts.  The
Fund may sell a stock  when RS  Investment  believes  that a  company  no longer provides  these  advantages  or that the stock's  price fully  reflects  what RS
Investment believes to be the company's value.

     SECURITY SOCIAL  AWARENESS  SERIES (CLASS A). Social  Awareness Series (the
"Fund")  is a separate  series of  Security  Equity  Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment Adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation. The Fund pursues its  objective  by  investing,  under  normal  market  conditions,  in a
well-diversified   portfolio  of  equity  securities  that  Security  Management
Company,  LLC believes  have  above-average  earnings  potential  and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social IndexSM, which companies will be deemed to comply with the Fund's social criteria. The Fund typically invests in the common stock of companies whose total market value is $5 billion or greater at the time of purchase.

SECURITY  LARGE CAP VALUE  FUND --  Security  Large  Cap  Value  Fund  (formerly
Security Growth and Income Fund) (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company.
Security Management  Company,  LLC, One Security Benefit Place,  Topeka,  Kansas
66636, serves as the Fund's investment adviser.  Security Management Company has engaged The Dreyfus  Corporation,  200 Park Avenue, New York, New York 10166, to
provide investment advisory services to the Fund.

     INVESTMENT OBJECTIVES AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least  80% of its net  assets  (plus  borrowings  for  investment  purposes)  in large-capitalization  value  companies  (those  whose total  market  value is $5 billion or greater at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred stocks and convertible securities of both U.S.
and U.S.  dollar-denominated  foreign issuers.  The Fund may invest a portion of its assets in options and futures contracts.

SECURITY MID CAP GROWTH FUND -- Security Mid Cap Growth Fund (formerly  Security
Ultra Fund) (the "Fund") is registered under the Investment Company Act of 1940, as amended,  as an open-end management  investment company.  Security Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation. The Fund pursues its objective by investing, under normal market conditions, at least 80%
of its net assets (plus  borrowings  for  investment  purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of companies  in the S&P Mid Cap 400 Index.  The index currently  consists of securities of companies with  capitalizations  that range from $135 million to $8 billion.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

STRONG  CONSERVATIVE EQUITY FUNDS, INC.-- Strong Conservative Equity Funds, Inc.
is registered as an open-end management  investment company under the Investment
Company Act of 1940, as amended.

     STRONG GROWTH AND INCOME FUND (ADVISOR CLASS). The Strong Growth and Income
Fund (the "Fund") is a separate series of Strong Conservative Equity Funds, Inc.
Strong  Capital  Management,   Inc.,  100  Heritage  Reserve,  Menomonee  Falls,
Wisconsin 53051, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek high total return by investing for capital  growth and  income.  The Fund,  under  normal  conditions,  focuses primarily on the stocks of large-capitalization,  dividend-paying U.S. companies that offer the potential for capital growth.  To a limited extent,  the Fund may also invest in foreign-based  companies,  primarily through American  Depositary
Receipts  (ADRs).  The  manager's  investment  philosophy  is that the stocks of companies with strong  relative  earnings growth will perform well over time. To choose  investments,  the manager  focuses on those companies that are improving their returns on invested  capital.  The manager utilizes  fundamental  analysis such as management  interviews and financial  statement  analysis.  In addition, quantitative  analysis is utilized to screen undervalued  securities,  improving returns and earnings growth.

STRONG  EQUITY  FUNDS,  INC.--  Strong  Equity  Funds,  Inc. is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

     STRONG  GROWTH 20 FUND  (ADVISOR  CLASS).  The  Strong  Growth 20 Fund (the
"Fund")  is a  separate  series of Strong  Equity  Funds,  Inc.  Strong  Capital
Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund focuses,  under  normal  conditions,  on stocks of 20 to 30  companies  that its manager believes have favorable  prospects for accelerating  growth of earnings, but are selling at reasonable valuations based on earnings,  cash flow, or asset value.  The portfolio can include stocks of any size. In addition,  the Fund may utilize an active trading  approach and may use derivatives to attempt to manage market or business  risk or to seek to enhance the Fund's  return.  To a limited extent, the Fund may also invest in foreign securities.

     STRONG  ADVISOR  SMALL CAP VALUE FUND (CLASS A).  Strong  Advisor Small Cap
Value Fund (the "Fund") is a separate series of Strong Equity Funds, Inc. Strong
Capital  Management,  Inc., 100 Heritage  Reserve,  Menomonee  Falls,  Wisconsin
53051, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund invests,  under  normal  conditions,  at least  65% of its  assets  in stocks of
small-capitalization   companies  that  its  manager  believes  are  undervalued
relative to the market based on earnings,  cash flow,  or asset value.  The Fund
defines   "small-capitalization   companies"   as   companies   with  a   market
capitalization  substantially  similar to that of  companies in the Russell 2500
Index at the time of investment.  The manager  specifically  looks for companies whose stock prices may benefit from a positive dynamic of change,  such as a new management  team,  a new  product or  service,  a  corporate  restructuring,  an improved  business  plan,  or a change  in the  political,  economic,  or social environment.

     The Fund writes put and call  options.  To a limited  extent,  the Fund may also invest in foreign securities.

STRONG OPPORTUNITY FUND (ADVISOR CLASS). Strong Opportunity Fund (the "Fund") is
a separate series of Strong Equity Funds, Inc. Strong Capital Management,  Inc.,
100 Heritage  Reserve,  Menomonee Falls,  Wisconsin 53051,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund invests, under normal conditions,  primarily in stocks of  medium-capitalization companies  that Strong Capital  Management  believes are  underpriced,  yet have attractive growth prospects.  Strong bases its analysis on a company's  "private market  value"--the  price an  investor  would be  willing to pay for the entire company given its  management,  financial  health,  and growth  potential.  To a limited extent, the Fund may also invest in foreign securities.

VAN KAMPEN EQUITY AND INCOME FUND (CLASS A) -- Van Kampen Equity and Income Fund
(the "Fund") is registered as an open-end  management  investment  company under the  Investment  Company Act of 1940,  as amended.  Van Kampen Asset  Management
Inc., 1 Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek the highest  possible income consistent with safety of principal. Long-term growth of capital is an important secondary  objective.  The Fund seeks to achieve its  investment  objectives  by investing  primarily in  income-producing  equity instruments  (including common stocks,  preferred  stocks and  convertible  securities)  and  investment  grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established,  undervalued companies that Van Kampen Asset Management,  Inc.
believes  offer the  potential for income with safety of principal and long-term growth  of  capital.  The Fund  may  invest  up to 25% of its  total  assets  in securities  of foreign  issuers and may  purchase  and sell  certain  derivative
instruments,   such  as  options,  futures  contracts  and  options  on  futures contracts.

VAN KAMPEN  COMSTOCK FUND (CLASS A) -- Van Kampen  Comstock Fund (the "Fund") is
registered as an open-end  management  investment  company under the  Investment
Company Act of 1940, as amended.  Van Kampen Asset  Management  Inc., 1 Parkview
Plaza,  Oakbrook Terrace,  Illinois 60181,  serves as investment  adviser of the
Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth and income through  investments in equity  securities,  including common stocks,  preferred stocks and securities  convertible  into common and preferred  stocks.  The Fund seeks to achieve its  investment  objective  under normal  market  conditions by investing in a portfolio of equity securities,  consisting principally of common
stocks.   The   Fund   emphasizes   a  value   style   of   investing,   seeking
well-established,  undervalued companies believed by Van Kampen Asset Management to possess the potential for capital  growth and income.  The Fund may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain  derivative  instruments,  such as options,  futures  contracts and options on futures contracts.

VAN KAMPEN AGGRESSIVE GROWTH FUND (CLASS A) -- Van Kampen Aggressive Growth Fund
(the "Fund") is registered as an open-end  management  investment  company under the Investment Company Act of 1940, as amended.  Van Kampen Investment  Advisory
Corp., 1 Parkview Plaza, Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital growth. The Fund seeks to achieve its  investment  objective  under normal  conditions  by investing at least 65% of the Fund's total assets in common stocks or other equity securities of  companies  that  Van  Kampen  Investment  Advisory  Corp.  believes  have an above-average potential for capital growth. The Fund focuses primarily on equity securities of small- and medium-sized companies, although the Fund may invest in larger-sized  companies that Van Kampen Investment  Advisory Corp. believes have an above-average  potential for capital growth. The Fund may invest up to 25% of its total  assets in  securities  of foreign  issuers and may  purchase and sell certain derivative instruments,  such as options,  futures contracts and options on futures contracts.

--------------------------------------------------------------------------------
                       ADVANCEDESIGNS(SM) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                   ISSUED BY:                             MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
   1-800-888-2461
--------------------------------------------------------------------------------

     This Prospectus  describes a flexible  purchase payment  deferred  variable annuity  contract (the  "Contract")  offered by Security  Benefit Life Insurance
Company ( the "Company"). The Contract is available for individuals as a non-tax qualified  retirement  plan. The Contract is also  available for  individuals in connection with a retirement  plan qualified under Section 403(b),  408, or 408A of the Internal  Revenue Code. The Contract is designed to give you  flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account XIV - AdvanceDesigns  Variable  Annuity,  or to the Fixed Account.  Each
Subaccount invests in a corresponding  mutual fund (the "Underlying  Fund"). The
Subaccounts currently available under the Contract are:

o        Equity
o        Large Cap Value
o        Money Market
o        Global
o        Diversified Income
o        Large Cap Growth
o        Enhanced Index
o        International
o        Mid Cap Growth
o        Managed Asset Allocation
o        Equity Income
o        High Yield
o        Small Cap Value
o        Social Awareness
o        Technology
o        Mid Cap Value
o        Main Street Growth and Income(R)
o        Small Cap Growth
o        Select 25
o        Aim Basic Value
o        Aim Mid Cap Core Equity
o        American Century Ultra
o        American Century Value
o        INVESCO Real Estate Opportunity
o        INVESCO Health Sciences
o        Oppenheimer Main Street Small Cap(R)
o        PIMCO All Asset
o        PIMCO Real Return
o        PIMCO Low Duration
o        Rydex Sector Rotation

     Amounts that you allocate to the  Subaccounts  under the Contract will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     Amounts allocated to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account."  Contract Value in the Fixed
Account is guaranteed by the Company.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at One  Security  Benefit
Place, Topeka,  Kansas 66636 or by calling  1-800-888-2461.  The contents of the
Statement of Additional Information are set forth in this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     YOU  SHOULD  READ  THIS  PROSPECTUS  CAREFULLY  AND  RETAIN  IT FOR  FUTURE
REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003
--------------------------------------------------------------------------------
   The variable annuity covered by this Prospectus is the subject of a pending patent in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE FUNDS.......................................   10
   Security Benefit Life Insurance Company.............   10
   Published Ratings...................................   10
   Separate Account....................................   10
   Underlying Funds....................................   10
THE CONTRACT...........................................   10
   General.............................................   10
   Application for a Contract..........................   10
   Purchase Payments...................................   10
   Allocation of Purchase Payments.....................   10
   Dollar Cost Averaging Option........................   10
   Asset Reallocation Option...........................   10
   Transfers of Contract Value.........................   10
   Contract Value......................................   10
   Determination of Contract Value.....................   10
   Full and Partial Withdrawals........................   10
   Systematic Withdrawals..............................   10
   Free-Look Right.....................................   10
   Death Benefit.......................................   10
   Distribution Requirements...........................   10
   Death of the Annuitant..............................   10
CHARGES AND DEDUCTIONS.................................   10
   Contingent Deferred Sales Charge....................   10
   Mortality and Expense Risk Charge...................   10
   Administration Charge...............................   10
   Account Administration Charge.......................   10
   Premium Tax Charge..................................   10
   Other Charges.......................................   10
   Variations in Charges...............................   10
   Guarantee of Certain Charges........................   10
   Underlying Fund Expenses............................   10
OPTIONAL RIDER CHARGES.................................   10
   Guaranteed Minimum Income Benefit...................   10
   Annual Stepped Up Death Benefit.....................   10
   Guaranteed Growth Death Benefit.....................   10
   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit...................   10
   Enhanced Death Benefit..............................   10
   Combined Enhanced and Annual
     Stepped Up Death Benefit..........................   10
   Combined Enhanced and Guaranteed
     Growth Death Benefit..............................   10
   Combined Enhanced, Annual Stepped Up,
     and Guaranteed Growth Death Benefit...............   10
   Extra Credit........................................   10
   Waiver of Withdrawal Charge.........................   10
   Alternative Withdrawal Charge.......................   10
ANNUITY PERIOD.........................................   10
   General.............................................   10
   Annuity Options.....................................   10
   Selection of an Option..............................   10
THE FIXED ACCOUNT......................................   10
   Interest............................................   10
   Death Benefit.......................................   10
   Contract Charges....................................   10
   Transfers and Withdrawals from the Fixed Account....   10
   Payments from the Fixed Account.....................   10
MORE ABOUT THE CONTRACT................................   10
   Ownership...........................................   10
   Designation and Change of Beneficiary...............   10
   Dividends...........................................   10
   Payments from the Separate Account..................   10
   Proof of Age and Survival...........................   10
   Misstatements.......................................   10
   Loans...............................................   10
   Restrictions on Withdrawals from Qualified Plans....   10
FEDERAL TAX MATTERS....................................   10
   Introduction........................................   10
   Tax Status of the Company and the Separate Account..   10
   Income Taxation of Annuities in
     General--Non-Qualified Plans.......................   10
   Additional Considerations...........................   10
   Qualified Plans.....................................   10
OTHER INFORMATION......................................   10
   Voting of Underlying Fund Shares....................   10
   Substitution of Investments.........................   10
   Changes to Comply with Law and Amendments...........   10
   Reports to Owners...................................   10
   Electronic Transfer Privileges......................   10
   Legal Proceedings...................................   10
   Legal Matters.......................................   10
PERFORMANCE INFORMATION................................   10
ADDITIONAL INFORMATION.................................   10
   Registration Statement..............................   10
   Financial Statements................................   10
STATEMENT OF ADDITIONAL INFORMATION....................   10
OBJECTIVES FOR UNDERLYING FUNDS                           10
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFINITIONS

     Various  terms  commonly  used in this  Prospectus  are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE  OFFICE-- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT -- The person that you  designate on whose life annuity  payments may be determined.  If you designate Joint  Annuitants,  "Annuitant"  means both
Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which  annuity  payments  are  made.

     ANNUITY  START DATE -- The date when annuity  payments  begin as elected by the Owner.

     ANNUITY  UNIT  -- A unit of  measure  used to  calculate  variable  annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT  DATE -- The date the Contract  begins as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month  period measured from the Contract Date.

     CREDIT  ENHANCEMENT  -- An amount  added to Contract  Value under the Extra
Credit Rider.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

     FIXED ACCOUNT -- An account that is part of the Company's  General  Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

     GENERAL  ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT -- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT  -- A division  of the  Separate  Account of the  Company  which invests in a corresponding Underlying Fund.

     UNDERLYING  FUND -- A mutual  fund or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract ("the  Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE  SEPARATE  ACCOUNT  AND THE FUNDS -- The  Separate  Account is divided  into accounts  referred to as  Subaccounts.  See "Separate  Account." Each Subaccount
invests   exclusively  in  shares  of  a  corresponding   Underlying  Fund.  The
Subaccounts are as follows:

o   Equity               o   Main Street Growth and
o   Large Cap Value          Income(R)
o   Money Market         o   Small Cap Growth
o   Global               o   Select 25
o   Diversified Income   o   Aim Basic Value
o   Large Cap Growth     o   Aim Mid Cap Core Equity
o   Enhanced Index       o   American Century Ultra
o   International        o   American Century Value
o   Mid Cap Growth       o   INVESCO Real Estate
o   Managed Asset            Opportunity
    Allocation           o   INVESCO Health Sciences
o   Equity Income        o   Oppenheimer Main
o   High Yield               Street Small Cap(R)
o   Small Cap Value      o   PIMCO All Asset
o   Social Awareness     o   PIMCO Real Return
o   Technology           o   PIMCO Low Duration
o   Mid Cap Value        o   Rydex Sector Rotation

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least an effective  annual rate of 3%. See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase  payment is $500 ($50 under an  Automatic
Investment Program). See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed Account (not  including any Credit  Enhancements  if an Extra Credit Rider was in effect).  The Company will also refund as of the Valuation  Date on which we receive your Contract any Contract Value allocated to the  Subaccounts,  plus any  charges  deducted  from  such  Contract  Value,  less  the  Contract  Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  the
Company  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

     The Free  Withdrawal  amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the  purchase  payment is received by the Company and  increases in age each year  thereafter.  The  withdrawal  charge is  calculated  according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 7% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY  AND  EXPENSE  RISK  CHARGE.  The  Company  deducts a charge  for mortality  and expense  risks  assumed by the Company  under the  Contract.  The
Company  deducts a daily minimum charge equal to 1.20%,  on an annual basis,  of each Subaccount's  average daily net assets. If you are subject to mortality and expense risk charge above the minimum  charge,  the Company deducts it from your
Contract Value on a monthly basis.  The mortality and expense risk charge amount is determined  each month by reference to the amount of your Contract  Value, as set forth in the table below.

----------------------------------------------------------
                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
CONTRACT VALUE                             CHARGE
----------------------------------------------------------
Less than $25,000                           1.45%
At least $25,000 but less than              1.30%
   $100,000
$100,000 or more                            1.20%
----------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES.  The Company deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider,  available  only at issue,  and you may not  terminate a Rider after issue,  unless  otherwise  stated.  The  amount  of the  charge  is  equal  to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternative Withdrawal Charge Rider with a cost of 0.50%, because the total cost of such Riders,  1.20%,  would exceed the maximum Rider charge of
1.00%.

     GUARANTEED  MINIMUM INCOME  BENEFIT.  This Rider makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract  Anniversary.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

See "Guaranteed Minimum Income Benefit."

     ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes  available an enhanced death  benefit  upon the  death of the  Owner or any  Joint  Owner  prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company;  or (3) the Stepped Up Death  Benefit.  The
Stepped Up Death Benefit is the largest result for the following  calculation as of the date of receipt of instructions regarding payment of the death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge for this Rider is 0.20%.  See  "Annual
Stepped Up Death Benefit."

     GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes  available an enhanced death  benefit  upon the  death of the  Owner or any  Joint  Owner  prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company; or (3) the Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to purchase payments, net of any premium tax,  less an  adjustment  for any  withdrawals,  increased at an annual effective rate of 3%, 5%, 6% or 7%, as elected in the  application.  This
Rider is  available  only if the age of the  Owner at the time the  Contract  is issued is age 79 or younger. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.10%
        5%               0.20%
        6%               0.25%
        7%               0.30%
------------------- -----------------

See "Guaranteed Growth Death Benefit."

     COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT.  This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the  greatest  of:  (1)  purchase  payments,  less any  withdrawals  and withdrawal  charges;  (2)  Contract  Value on the date due proof of the  Owner's death and instructions  regarding  payment are received by the Company;  (3) the
Annual  Stepped Up Death Benefit (as  described  above);  or (4) the  Guaranteed
Growth Death Benefit at 5% (as described above). This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.
The  charge  for this  Rider is  0.25%.  See  "Combined  Annual  Stepped  Up and
Guaranteed Growth Death Benefit."

     ENHANCED  DEATH  BENEFIT.  This Rider makes  available  an  enhanced  death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under this Rider will be the greater of: (1) purchase payments, less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.25%.

See "Enhanced Death Benefit."

     COMBINED  ENHANCED AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced  and Annual  Stepped Up Death
Benefit."

     COMBINED  ENHANCED AND GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

     COMBINED ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.40%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

     EXTRA CREDIT. This Rider makes available a Credit Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit Enhancement that has not yet vested to the extent that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

     The  Company  will deduct the charge for this Rider  during the  seven-year period  beginning  on the  Contract  Date and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

See "Extra Credit."

     WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a waiver of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

     ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE

----------------------------------------------------------
   PURCHASE      WITHDRAWAL     PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or  younger.  The  charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40% if you select the 3-year  schedule.  If you have also purchased an Extra Credit Rider,  you may forfeit all or part of any Credit
Enhancement  in the  event of a full or  partial  withdrawal.  See  "Alternative
Withdrawal Charge."

     ADMINISTRATION  CHARGE. The Company deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

     ACCOUNT  ADMINISTRATION  CHARGE.  The Company  deducts an account charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses.
See the prospectus for the Underlying Fund for more information.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract,  and any  questions  or  inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLES

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect  state  premium  taxes,  which may be  applicable to your
Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
   attributable to Purchase Payments)                                   7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC  EXPENSES are fees and expenses that you will pay
  periodically during the time that you own the  Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                  $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
    Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           1.45%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.15%(4)
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          1.00%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             2.60%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  An  account  administration  charge  of  $30 is  deducted  at  each  Contract anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value;  (2) upon the Annuity Start Date if one of
   Annuity  Options 1 through 4, 7 or 8 is  elected;  and (3) upon  payment of a death  benefit.  The  account  administration  charge  will be waived if your
   Contract Value is $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows: Less than $25,000 - 1.45%; At least $25,000 but less than $100,000 -
   1.30%; $100,000 or more - 1.20%. The mortality and expense risk charge during the Annuity Period is 1.25% for Annuity Options 1 through 4, 7 and 8.

4  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 1.00% of Contract Value.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
-----------------------------------------------------------------------------------------
                                                                                ANNUAL
                                                             INTEREST RATE*  RIDER CHARGE
-----------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                            3%           0.15%
                                                                   5%           0.30%
-----------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                              ---          0.20%
-----------------------------------------------------------------------------------------
                                                                   3%           0.10%
Guaranteed Growth Death Benefit Rider                              5%           0.20%
                                                                   6%           0.25%
                                                                   7%           0.30%
-----------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
 and Guaranteed Growth Death Benefit Rider                         5%           0.25%
-----------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                       ---          0.25%
-----------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider        ---          0.35%
-----------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider        5%           0.35%
-----------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and Guaranteed
 Growth Death Benefit Rider                                        5%           0.40%
-----------------------------------------------------------------------------------------
                                                                   3%           0.40%
Extra Credit Rider                                                 4%           0.55%
                                                                   5%           0.70%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                  ---          0.05%
-----------------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                              0-Year         0.50%
                                                                 3-Year         0.40%
-----------------------------------------------------------------------------------------
*Interest rate, or for the Alternative  Withdrawal  Charge
 Rider, the withdrawal charge schedule.
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                0.58%         2.11%
-------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include management fees, distribution fees, service fees and other expenses.  The maximum  expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent  the total  annual  operating  expenses  of that
   Underlying Fund with the lowest total operating expenses.
-------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

-------------------------------------------------------------
                                   1      3      5      10
                                  YEAR  YEARS  YEARS  YEARS
-------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                     $1,131   $2,043   $2,864  $5,008
-------------------------------------------------------------
If you do not surrender
your Contract                 501    1,503    2,504   5,008
-------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial  information  presents  accumulation unit values for the period  June 1, 2002 (date of  inception)  through  December  31,
2002, as well as ending accumulation units outstanding under each Subaccount.
-------------------------------------------------------------
                                                      2002
-------------------------------------------------------------
-------------------------------------------------------------
EQUITY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $  8.97
   End of period.............................      $  7.42
Accumulation units outstanding at the end of
period.......................................       32,942
-------------------------------------------------------------
-------------------------------------------------------------
LARGE CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $  9.51
   End of period.............................      $  7.51
Accumulation units outstanding at the end of
period.......................................       27,124
-------------------------------------------------------------
-------------------------------------------------------------
MONEY MARKET
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $  9.92
   End of period.............................      $  9.74
Accumulation units outstanding at the end of
period.......................................        5,425
-------------------------------------------------------------
-------------------------------------------------------------
GLOBAL
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $  9.56
   End of period.............................      $  7.41
Accumulation units outstanding at the end of
period.......................................       16,179
-------------------------------------------------------------
-------------------------------------------------------------
DIVERSIFIED INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................       $10.15
   End of period.............................       $10.53
Accumulation units outstanding at the end of
period.......................................       48,362
-------------------------------------------------------------
-------------------------------------------------------------
LARGE CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $  8.73
   End of period.............................      $  7.36
Accumulation units outstanding at the end of
period.......................................       28,836
-------------------------------------------------------------
-------------------------------------------------------------
ENHANCED INDEX
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $   ---
   End of period.............................      $   ---
Accumulation units outstanding at the end of
period.......................................          ---
-------------------------------------------------------------
-------------------------------------------------------------
INTERNATIONAL
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $   ---
   End of period.............................      $   ---
Accumulation units outstanding at the end of
period.......................................          ---
-------------------------------------------------------------
-------------------------------------------------------------
MID CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $  9.00
   End of period.............................      $  6.80
Accumulation units outstanding at the end of
period.......................................       16,426
-------------------------------------------------------------
-------------------------------------------------------------
MANAGED ASSET ALLOCATION
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $   ---
   End of period.............................      $   ---
Accumulation units outstanding at the end of
period.......................................          ---
-------------------------------------------------------------
-------------------------------------------------------------
EQUITY INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $   ---
   End of period.............................      $   ---
Accumulation units outstanding at the end of
period.......................................          ---
-------------------------------------------------------------
-------------------------------------------------------------
HIGH YIELD
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $  9.96
   End of period.............................      $  9.40
Accumulation units outstanding at the end of
period.......................................       28,924
-------------------------------------------------------------
-------------------------------------------------------------
SMALL CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................       $10.17
   End of period.............................       $ 8.26
Accumulation units outstanding at the end of
period.......................................        1,479
-------------------------------------------------------------
-------------------------------------------------------------
SOCIAL AWARENESS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $   ---
   End of period.............................      $   ---
Accumulation units outstanding at the end of
period.......................................          ---
-------------------------------------------------------------
-------------------------------------------------------------
TECHNOLOGY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $   ---
   End of period.............................      $   ---
Accumulation units outstanding at the end of
period.......................................          ---
-------------------------------------------------------------
-------------------------------------------------------------
MID CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $  9.66
   End of period.............................      $  7.70
Accumulation units outstanding at the end of
period.......................................       14,448
-------------------------------------------------------------
-------------------------------------------------------------
MAIN STREET GROWTH AND INCOME(R)
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $  9.43
   End of period.............................      $  7.75
Accumulation units outstanding at the end of
period.......................................       15,028
-------------------------------------------------------------
-------------------------------------------------------------
SMALL CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $  9.10
   End of period.............................      $  7.43
Accumulation units outstanding at the end of
period.......................................        4,650
-------------------------------------------------------------
-------------------------------------------------------------
SELECT 25
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.......................      $   ---
   End of period.............................      $   ---
Accumulation units outstanding at the end of
period.......................................          ---
-------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31,  1998,  the  Company  converted  from a mutual  life  insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002, the Company had total assets of  approximately  $7.8 billion.  Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker-dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All  obligations  arising under the Contract are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract  provides  that the income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company.  It is registered  with the SEC under the 1940 Act.  Such  registration does not involve  supervision by the SEC of the investments or investment policy of the  Underlying  Fund.  Each  Underlying  Fund pursues  different  investment objectives and policies.

     Shares of the Underlying  Funds  currently are offered only for purchase by separate  accounts of the Company to serve as an investment  medium for variable life insurance  policies and variable  annuity  contracts issued by the Company.
Thus, the Underlying  Funds serve as investment  vehicles for both variable life insurance  policies  and  variable  annuity  contracts.  This is  called  "mixed funding."  Shares  of the  Underlying  Funds  also may be sold in the  future to separate  accounts  of  other  insurance  companies,  both  affiliated  and  not affiliated  with the  Company.  This is called  "shared  funding."  The  Company currently does not foresee any disadvantages to Owners arising from either mixed or  shared  funding;  however,  due to  differences  in tax  treatment  or other considerations,  it is  theoretically  possible  that the interests of owners of various  contracts for which the Underlying Funds serves as investment  vehicles might at some time be in conflict.  However,  the Company,  the Underlying  Fund
Board of Directors,  and any other insurance  companies that  participate in the
Underlying  Funds in the  future  are  required  to  monitor  events in order to identify any material  conflicts that arise from the use of the Underlying Funds for mixed  and/or  shared  funding.  The  Underlying  Fund Board of Directors is required to determine what action,  if any, should be taken in the event of such a conflict.  If such a conflict were to occur,  the Company might be required to withdraw  the  investment  of one or  more of its  separate  accounts  from  the
Underlying  Funds.  This might force an  Underlying  Fund to sell  securities at disadvantageous prices.

     A summary of the investment  objective of each Underlying Fund is set forth below.  We cannot assure that any  Underlying  Fund will achieve its  objective.
More detailed  information  is contained in the  prospectus  of each  Underlying
Fund,  including  information on the risks  associated  with its investments and investment techniques.

     Prospectuses  for the Underlying  Funds should be read in conjunction  with this Prospectus.

     The  Company has  entered  into  agreements  with the  underwriters  and/or advisers to the Underlying Funds. Under these agreements, the Company has agreed to provide  certain  services and to provide  information  about the  Underlying
Funds to Owners of the Contract  who invest in the funds.  For  providing  these services,  the Company receives compensation from the underwriter or adviser, as applicable (a "Shareholder  Service Fee"). The compensation  varies based on the services being provided,  but generally the  Shareholder  Service Fee is between
0.20% to  0.50% of the  average  net  assets  of the  Contract  invested  in the
Underlying Fund. Some of the Underlying Funds have a Rule 12b-1 Plan under which the  fund  is  permitted  to  make  payments  for  shareholder  services  and/or
distribution   related  activities  provided  by  the  Company  and/or  Security
Distributors, Inc., the underwriter for the Contract. Receipt of 12b-1 fees will generally not exceed 0.25% of the average net assets of the Contract invested in the  Underlying  Fund.  The  Company  does not expect to  receive a  Shareholder
Service Fee and 12b-1 fees with respect to the same Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a flexible  purchase payment  deferred  variable  annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract  provides  several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the  Annuity  Start  Date.  The amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

     The  Contract  is  available  for  purchase by an  individual  as a non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
traditional  and Roth  individual  retirement  accounts or annuities,  including traditional IRA's established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued  pursuant to a  Non-Qualified  Plan. If you are purchasing the contract as an investment  vehicle for a Section 403(b),  408, or 408A qualified
Plan, you should  consider that the Contract does not provide any additional tax advantages beyond that already  available  through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $50. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available  allocation  alternatives  include  the 19  Subaccounts  and the Fixed
Account.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at the  Company's  Administrative  Office.  Changes in the  allocation  of future purchase  payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After the Company has received an Asset  Reallocation/Dollar Cost Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that  generally are allowed as discussed  under  "Transfers of
Contract Value."

     You may instruct the Company at any time to terminate the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has  been  canceled,  a new  Asset  Reallocation/Dollar  Cost
Averaging  form must be completed  and sent to the  Administrative  Office.  The
Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,  modify, or suspend the Dollar Cost  Averaging  Option at any time.  The Company does not  currently charge a fee for this option.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account,   subject  to  certain  restrictions  described  under  "Transfers  and
Withdrawals from the Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that  generally  are  allowed as  discussed  under  "Transfers  of Contract
Value."

     You may  instruct  the  Company  at any time to  terminate  this  option by written  request to the  Company's  Administrative  Office.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office.
You may make  transfers  (other  than  transfers  pursuant  to the  Dollar  Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

     The Company  effects  transfers  between  Subaccounts  at their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

     You may  also  transfer  Contract  Value  to the  Fixed  Account;  however, transfers from the Fixed Account to the  Subaccounts are restricted as described in "The Fixed Account."

     The Company  reserves the right to limit the number of transfers to 14 in a
Contract Year.  The Contract is not designed for  professional  "market  timing"
organizations, or other organizations or individuals engaging in a market timing strategy, or making programmed  transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer  activities  are  disruptive to the Underlying  Funds in which the  Subaccounts  invest.  If the Company  determines  that your  transfer patterns  among the  Subaccounts  are disruptive to the  Underlying  Funds,  the
Company  may,  among  other  things,  restrict  the  availability  of  telephone transfers or other electronic transfers and may require that you submit transfer requests in writing via regular U.S. mail. We may also refuse to act on transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more owners.  Also, certain of the Underlying Funds may have in place limits on the number of  transfers  permitted  in a Contract  Year,  which limits are more  restrictive than 14 per Contract Year. The Company reserves the right to limit the size and frequency of transfers and to discontinue  telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o    Investment  performance  of the  Subaccounts  to which  you have  allocated
     Contract Value,

o    Payment of purchase payments,

o    The amount of any outstanding Contract Debt,

o    Full and partial withdrawals, and

o    Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

     In  addition,   other   transactions   including  loans,  full  or  partial
withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by  dividing  the  dollar  amount  of  such  transaction  by  the  price  of the
Accumulation  Unit of the affected  Subaccount next determined  after receipt of the  transaction.  The price of each  Subaccount is determined on each Valuation
Date as of the close of the New York Stock Exchange,  normally 3:00 p.m. Central time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
New York Stock Exchange is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions paid by the Underlying Fund, (3) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 1.20%, and (5) the administration charge under the Contract of 0.15%.

     The  minimum   mortality   and  expense   risk  charge  of  1.20%  and  the
administration  charge of 0.15% are factored into the accumulation unit value or
"price" of each  Subaccount  on each  Valuation  Date.  The Company  deducts any mortality  and expense risk charge  above the minimum  charge and the charge for any optional  Riders (the "Excess  Charge") on a monthly basis.  Each Subaccount declares a monthly  dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage  of  your  Contract  Value  allocated  to  the  Subaccount  as of the reinvestment  date.  The  monthly  dividend  is paid  only  for the  purpose  of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date. See the
Statement of Additional  Information  for a more detailed  discussion of how the
Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by the Company at its  Administrative  Office. A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata account charge and any  uncollected  premium  taxes.  If an Extra  Credit  Rider is in  effect,
Contract Value will also be reduced by any Credit Enhancements that have not yet vested.  See the  discussion  of vesting  of Credit  Enhancements  under  "Extra
Credit."

     The  Company  requires  the  signature  of all  Owners on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to  transfer or exchange  all or part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Owner's  instructions to The Company. If you do not specify the allocation,  the
Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable  withdrawal  charge and premium tax.  Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue,  modify, suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you purchase  payments  allocated to the Fixed Account (not including any Credit
Enhancements  if an Extra  Credit  Rider was in effect).  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.   The sum of all purchase payments (not including any Credit  Enhancements if an Extra  Credit  Rider  was in  effect),  less any  reductions  caused  by previous withdrawals, including withdrawal charges, or

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     If you  purchased  one or more  of the  optional  Riders  that  provide  an enhanced death benefit, your death benefit will be determined in accordance with the terms of the Rider.  See the  discussion of Annual  Stepped Up Death Benefit
Rider,  Guaranteed  Growth Death Benefit Rider,  Combined  Annual Stepped Up and
Guaranteed  Growth Death Benefit Rider,  Enhanced Death Benefit Rider,  Combined
Enhanced  and Annual  Stepped Up Death  Benefit  Rider,  Combined  Enhanced  and
Guaranteed Growth Death Benefit Rider, and Combined Enhanced, Annual Stepped Up,
and Guaranteed Growth Death Benefit Rider. Your death benefit proceeds under the
Rider will be the death benefit  reduced by any  outstanding  Contract Debt, any pro rata account charge and any uncollected premium tax.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with a Qualified Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

     The Company will waive the  withdrawal  charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first day of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal,  consisting of purchase  payments,  that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the  purchase  payment is received by the Company and  increases in age each year  thereafter.  The  withdrawal  charge is  calculated  according to the following schedule:

---------------------------------------------
 PURCHASE PAYMENT AGE (IN      WITHDRAWAL
          YEARS)                 CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  The Company will assess the  withdrawal  charge  against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

     The Company pays sales  commissions  to  broker-dealers  and other expenses associated with the promotion and sales of the Contract.  The withdrawal  charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.

     Broker-dealers  receive  aggregate  commissions  of up to 6.5% of aggregate purchase  payments and up to 1% of Contract  Value on an  annualized  basis.  In addition  to such  commissions,  the  Company  will enter into  agreements  with
broker-dealers   under  which  each  such  broker-dealer  will  provide  certain distribution services in connection with the Contract for which the Company will pay an amount equal on an annual basis to 0.40% of the average net assets of the
Contract.  The Company will also enter into agreements with entities,  including registered  investment  advisers and  broker-dealers,  under which such entities will provide administrative services to Owners of the Contract. The Company will pay an amount equal on an annual basis to 0.20% of the average net assets of the
Contract for such administrative services.

     The Company also may pay override payments,  expense  allowances,  bonuses,
wholesaler  fees  and  training  allowances.   Registered  representatives  earn
commissions  from the  broker-dealers  with which they are  affiliated  and such arrangements will vary. In addition, registered representatives may be eligible, under programs adopted by the Company to receive non-cash  compensation  such as expense-paid due diligence trips and educational  seminars. No compensation will be  offered  to the  extent  it is  prohibited  by the  laws  of  any  state  or self-regulatory agency, such as the NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 1.20%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

----------------------------------------------------------
                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
CONTRACT VALUE                             CHARGE
----------------------------------------------------------
Less than $25,000                           1.45%
At least $25,000 but less than              1.30%
   $100,000
$100,000 or more                            1.20%
----------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contract and in operating the Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 1.45%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise  stated.  The Company deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The  amount  of the  charge  is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternative Withdrawal Charge Rider with a cost of 0.50%, because the total cost of such Riders,  1.20%,  would exceed the maximum Rider charge of
1.00%.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will  credit a maximum  rate of 4% for amounts  allocated  to the Money
Market Subaccount or the Fixed Account.)

     In crediting  interest,  the Company  takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest until the earlier of: (1) the Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit,  less any applicable  Premium tax and pro rata account  administration  charge, to purchase a fixed Annuity within
30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o The largest  Contract Value on any Contract  Anniversary  that occurs prior to the oldest Owner attaining age 81; plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.  In the event of a withdrawal, the Stepped Up Death
     Benefit is reduced as of the date of the  withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal  charges,  by
     Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.20%. See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (The Company will credit a maximum rate of 4%
for amounts  allocated to the Money Market  Subaccount or the Fixed Account.) In
crediting  interest,  the  Company  takes into  account  the timing of when each purchase  payment and  withdrawal  occurred.  The Company  accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract  Anniversary
following  the  oldest  Owner's  80th  birthday;  (3) the date due  proof of the
Owner's  death and  instructions  regarding  payment  are  received;  or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The  amount of the  Guaranteed  Growth  Death  Benefit  shall not exceed an
amount  equal  to  200%  of  purchase   payments   (not   including  any  Credit
Enhancements),  net of premium  tax and any  withdrawals,  including  withdrawal charges.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by The  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

-------------------------------------
  INTEREST RATE      RIDER CHARGE
-------------------------------------
        3%              0.10%
        5%              0.20%
        6%              0.25%
        7%              0.30%
-------------------------------------

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o    "Contract  gain"  is equal to  Contract  Value as of the date due  proof of death and  instructions  with regard to payment are received  less adjusted purchase payments.

o    "Adjusted purchase payments" are equal to all purchase payments made to the
     Contract  adjusted for withdrawals  and any applicable  premium tax. In the event of a withdrawal,  purchase payments are reduced as of the date of the withdrawal  by a  percentage  found  by  dividing  the  withdrawal  amount, including any withdrawal  charges,  by Contract Value  immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death benefit  reduced  by  any  outstanding  Contract  Debt,  any  pro  rata  account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above); or

4.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.40%.  See the discussion under "Death Benefit."

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit  Enhancement that has not yet vested.  An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, by

2. Contract Value immediately prior to the withdrawal.

     The Company will recapture  Credit  Enhancements on withdrawals only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract  is issued is age 80 or  younger.  The  charge  for this  Rider will be deducted for a period of seven years from the Contract  Date.  The charge varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

     The Company may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

     The  Company  expects  to make a profit  from the charge for this Rider and funds  payment  of the  Credit  Enhancements  through  the Rider  charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect your  average  annual  return (net of  expenses of the  Contract  and the
Underlying  Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase  payments to the Contract after the first
Contract Year.  The returns below  represent the amount that must be earned EACH year during the seven-year  period  beginning on the Contract Date to break even on the Rider.  The rate of return  assumes that all  purchase  payments are made during  the first  Contract  Year when the  Credit  Enhancement  is  applied  to purchase payments.  If purchase payments are made in subsequent  Contract Years, the applicable Rider charge will be higher and no offsetting Credit  Enhancement will be available.  As a result, the rate of return required to break even would be higher.

     If your actual  returns are greater than the amount set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please  note that the  returns  below are net of Contract  and  Underlying  Fund expenses  so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

------------------------------------- --------------------
                                         RATE OF RETURN
      CREDIT ENHANCEMENT DATE          (NET OF EXPENSES)
------------------------------------- --------------------
                 3%                         -5.00%
                 4%                         -1.50%
                 5%                          0.80%
------------------------------------- --------------------

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

     The Rider  defines  confinement  to a  hospital  or  nursing  facility,  as follows:  (1) you have been  confined  to a  "hospital"  or  "qualified  skilled nursing  facility"  for at least 90  consecutive  days  prior to the date of the withdrawal;  and (2) you are so confined  when the Company  receives  the waiver request and became so confined after the Contract Date.

     The Company  defines  terminal  illness as follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

     Prior to making a withdrawal pursuant to this Rider, you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company  reserves the right to have a physician  of its choice  examine the Owner to  determine  if the Owner is eligible  for a waiver.  The charge for this Rider is 0.05%.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months  preceding the withdrawal.  This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or younger.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or  younger.  The  charge for this Rider is 0.50% if you select the 0-year schedule and 0.40% if you select the 3-year schedule. If you purchase this Rider, the withdrawal charge selected under the Rider will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales
Charge." If you have also  purchased an Extra Credit Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial  withdrawal.
See "Extra Credit."

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birthdate of the older  Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date,  the proceeds under the Contract will be applied to provide an Annuity under one of the options  described below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 -- LIFE WITH  INSTALLMENT OR UNIT REFUND OPTION.  Periodic annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR.  Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4,
7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

     The Company  determines  the number of Annuity Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent  variable  annuity  payments are calculated by  multiplying  the number of Annuity  Units  allocated to a Subaccount  by the value of the Annuity
Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment  is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. New regulations proposed by the IRS in January of 2001 may significantly  change these rules,  generally by reducing the amount of the  distributions  required,  beginning in 2002. These proposed rules may be used under some  circumstances for distributions  attributable to the year 2001.
For a  Non-Qualified  Plan,  the Company does not allow  annuity  payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract."

     Amounts  allocated to the Fixed Account become part of the General  Account of the Company,  which  consists of all assets  owned by the Company  other than those in the  Separate  Account  and other  separate  accounts  of the  Company.
Subject to applicable  law, the Company has sole  discretion  over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

     Contract  Value  allocated or transferred to the Fixed Account at one point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against  the Fixed  Account,  and any amounts  that the Company  pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than six months,  and (3) pursuant to the Asset  Reallocation  Option,  provided that,  upon  receipt  of the  Asset  Reallocation  Request,  Contract  Value  is
allocated  among  the  Fixed  Account  and the  Subaccounts  in the  percentages selected by the Owner without  violating the  restrictions on transfers from the
Fixed  Account set forth in (1) above.  Accordingly,  if you desire to implement the Asset  Reallocation  Option,  you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts  without  violating the  restrictions  on transfers  from the Fixed  Account.  Once you implement an
Asset  Reallocation  Option,  the  restrictions  on transfers  will not apply to transfers made pursuant to the Option.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the lesser of (i) $500 or (ii) the amount of Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

     If purchase  payments are allocated (except purchase payments made pursuant to an Automatic  Investment Program),  or Contract Value is transferred,  to the
Fixed  Account,  any transfers  from the Fixed  Account in  connection  with the
Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such purchase payment or transfer.  You may reestablish Dollar
Cost  Averaging or Asset  Reallocation  by  submitting a written  request to the
Company.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary is the first person on the following list who, if a natural  person, is alive on the date of death of the Owner or the Joint  Owner:  the Owner;  the
Joint Owner; the Primary Beneficiary;  the Secondary Beneficiary; the Annuitant;
or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual  named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the  Contract  only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity  Start Date.  Because the death benefit of the  Contract  goes to the first person on the above list who is alive on the date of death of any Owner, careful  consideration should be given to the manner in which the Contract is registered,  as well as the  designation of the Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request to the  Company.  A loan must be taken and repaid  prior to the  Annuity
Start Date. The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all  contracts  combined is  generally  equal to the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the Contract Values or $10,000,  whichever is greater  ($10,000 limit is not  available  for  contracts  issued  under a 403(b)  Plan  subject  to the
Employee  Retirement  Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2)  50% of  your  Contract  Value.  In  any  case,  the  maximum  loan  balance outstanding  at any time may not exceed 80% of Contract  Value,  and the Company reserves the right to limit to one the number of loans  outstanding at any time.
The  Internal  Revenue  Code  requires  aggregation  of  all  loans  made  to an individual employee under a single employer plan. However, since the Company has no information concerning  outstanding loans with other providers,  we will only use information  available under annuity contracts issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

     When an eligible  Owner takes a loan,  Contract Value in an amount equal to the loan amount is  transferred  from the  Subaccounts  and/or the Fixed Account into an account called the "Loan  Account," which is an account within the Fixed
Account.  Amounts  allocated  to the Loan  Account  earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company.  Because the Contract Value  maintained in the
Loan  Account  (which  will  earn 3%) will  always  be  equal in  amount  to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less 3%.

     Loans must be repaid within five years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  You must label each loan payment as such. If not labeled as a loan payment,  amounts  received by the Company will be treated as purchase payments.  Upon receipt of a loan payment,  the Company will  transfer  Contract
Value  from the  Loan  Account  to the  Fixed  Account  and/or  the  Subaccounts
according to your current  instructions  with respect to purchase payments in an amount  equal to the amount by which the payment  reduces the amount of the loan outstanding.

     If you do not make any  required  loan  payment by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by the  Company.  No new  loans  will  be  allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the  Contractowner  attains age 59 1/2.
The Contract will terminate  automatically  if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal  Value.  Contract Value will be used to repay the loan and any  applicable  withdrawal  charges.  Because of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

     In the event that you elect to  exchange  your  Contract  for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S  TAXES. A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS. Each Underlying Fund will be required to adhere to regulations  adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Funds,  intends to comply with the  diversification  requirements of
Section 817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition, the Company does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems  appropriate,  to attempt to  prevent an Owner from being  considered  the owner of a pro rata share of the assets of the Separate  Account.  Moreover,  in the event that  regulations  or rulings are  adopted,  there can be no assurance that the Underlying Funds will be able to operate as currently  described in the
Prospectus,  or  that  the  Underlying  Funds  will  not  have to  change  their investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

     SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY START DATE. Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE  ANNUITY  START  DATE.  Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity  payments,  the taxable portion of each payment generally is  determined  by  using  a  formula  known  as the  "exclusion  ratio,"  which establishes  the ratio that the  investment  in the Contract  bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then  applied  to each  payment  to  determine  the  non-taxable  portion of the payment.  The  remaining  portion of each  payment is taxed at  ordinary  income rates.  For variable  annuity  payments,  the taxable portion of each payment is
determined  by  using  a  formula  known  as  the  "excludable   amount,"  which
establishes the non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the  Contract  by the  number of  payments  to be made.  The  remainder  of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity payments  to date  equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner,  the  selection  of certain  Annuity  Start  Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer,  assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate  retirement  savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contract comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION  403(b).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must  generally be  distributed  or begin to be  distributed  not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date").
Periodic  distributions  must not extend  beyond the life of the employee or the lives of the employee and a designated  beneficiary (or over a period  extending beyond the life  expectancy of the employee or the joint life  expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2,  (ii) has a severance  from  employment;  (iii) dies;  (iv)
becomes  disabled;  or (v)  incurs a  financial  hardship  (earnings  may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called  "traditional  IRAs" to distinguish  them from "Roth IRAs," which are described below.

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000

   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 403(b) of the Code; however, the required beginning date for traditional
IRAs is  generally  the date that the  contract  owner  reaches  age 70 1/2--the contract  owner's  retirement  date, if any, will not affect his or her required beginning  date.  See "Section  403(b)."  Distributions  from IRAs are generally taxed under Code Section 72. Under these rules,  a portion of each  distribution may be  excludable  from income.  The amount  excludable  from the  individual's income  is the  amount of the  distribution  that  bears  the same  ratio as the individual's nondeductible  contributions bears to the expected return under the
IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA.  The  Contract  may be  purchased  as a Roth IRA.  Regular contributions may be made to a Roth IRA up to the same contribution  limits that apply to traditional  IRA  contributions.  The regular  contribution  limits are phased out for  taxpayers  with  $95,000 to $110,000 in  adjusted  gross  income
($150,000  to  $160,000  for married  filing  joint  returns).  Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

     Regular  contributions to a Roth IRA are not deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special requirements imposed by the Internal Revenue
Service. Purchasers of the Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  requirements.  Unlike a  traditional  IRA, Roth IRAs are not subject to minimum  required  distribution  rules  during the  contract  owner's  lifetime.
Generally,  however,  the  amount  remaining  in a Roth IRA after  the  contract owner's death must begin to be distributed by the end of the first calendar year after  death,  and made over a  beneficiary's  life  expectancy.  If there is no beneficiary,  or if the beneficiary  elects to delay  distributions,  the amount must be  distributed  by the end of the fifth full  calendar year after death of the contract owner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any  portion of the  balance to the credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the amount  received  to an  "eligible retirement  plan," then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

     An  "eligible  retirement  plan" will be another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

     A Section  403(b) plan must  generally  provide a participant  receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with
Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective Owner considering  adoption of a Qualified Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all  Contracts  participating  in that  Subaccount.  The  Company  will also exercise the voting rights from assets in each Subaccount that are not otherwise
attributable  to  Owners,   if  any,  in  the  same  proportion  as  the  voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General  Account.  The Company also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contract,  the  Separate  Account  may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered and to make any change to the provisions of the Contract to comply with, or give  Owners  the  benefit  of,  any  federal  or  state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have  allocated  your  Contract  Value.  Such reports  include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although  the  Contract was not  available  for  purchase  until June 2002, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contract  that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable Annuity Account XIV - AdvanceDesigns  Variable
Annuity at December  31, 2002,  and for the period from June 1, 2002  (inception date) to  December  31,  2002,  are  included  in the  Statement  of  Additional
Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
  There is no  guarantee  that any  Underlying  Fund  will  meet its  investment objective.
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MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

AIM VARIABLE INSURANCE FUNDS -- The AIM Variable Insurance Funds are an open-end investment  company.  Shares of the Fund's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life insurance products. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston,
Texas 77046-1173,  serves as investment  adviser and manager of the portfolio of the Fund.

     AIM V.I.  BASIC  VALUE FUND  (SERIES  II).  AIM V.I.  Basic Value Fund (the
"Fund") is a portfolio of the AIM Variable Insurance Funds.

     INVESTMENT  OBJECTIVE:  To seek long-term growth of capital. The Fund seeks to meet this objective by investing,  normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than  $500  million  and  that  the  Fund's  portfolio  managers  believe  to be undervalued in relation to long-term  earning power or other  factors.  The Fund may also  invest up to 35% of its total  assets  in  equity  securities  of U.S.
issuers  that have  market  capitalizations  of less than  $500  million  and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments,  all of which are issued by U.S. issuers.
The Fund may also invest up to 25% of its total assets in foreign issuers.

     AIM V.I. MID CAP CORE EQUITY FUND (SERIES II). AIM V.I. Mid Cap Core Equity
Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

     INVESTMENT  OBJECTIVE:  To seek long-term growth of capital. The Fund seeks this objective by investing,  normally,  at least 80% of its total assets,  plus the amount of any  borrowings  for investment  purposes,  in equity  securities, including  convertible  securities,  of mid-cap companies.  The Fund considers a company to be a mid-cap company if it has a market capitalization at the time of purchase,  within the range of market  capitalizations  of companies included in the Russell  MidcapTM Index.  In complying with the 80% investment  requirement, the Fund may include  synthetic  instruments,  which are  investments  that have economic  characteristics  similar to the  Fund's  direct  investments,  and may
include  warrants,   futures,   options,   exchange-traded  funds  and  American
Depositary  Receipts.  The Fund may also invest up to 25% of its total assets in foreign securities.

AMERICAN  CENTURY(R)  VP FUND -- The  American  Century  VP Fund is an  open-end investment  company.  Shares of the Fund's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life insurance  products.  American Century  Investment  Management,  Inc., 4500 Main
Street, Kansas City, Missouri 64111, serves as investment adviser and manager of the series of the Fund.

     AMERICAN  CENTURY VP ULTRA(R)  FUND (CLASS II).  American  Century VP Ultra
Fund (the "Fund") is a series of the American Century VP Fund.

     INVESTMENT  OBJECTIVE:  To seek long-term capital growth. The Fund managers look for stocks of large  companies  they  believe  will  increase in value over time, using a growth investment  strategy  developed by American  Century.  This strategy  looks for  companies  with  earnings  and  revenues  that are not only growing,  but growing at a  successively  faster,  or  accelerating  pace.  This strategy  is based on the  premise  that,  over the long  term,  the  stocks  of companies with  accelerating  earnings and revenues have a  greater-than-average chance to increase in value.  The  managers  use a bottom-up  approach to select stocks to buy for the Fund.  This means that the managers make their  investment decisions  based  primarily  on the  business  fundamentals  of  the  individual companies,  rather than on economic  forecasts or the outlook for  industries or sectors.  Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign companies,  which present some unique risks. The fund managers do not attempt to time the market.  Instead,  under normal market conditions,  they intend to keep the Fund  essentially  fully  invested in stocks  regardless  of the movement of stock prices generally.

     AMERICAN  CENTURY VP VALUE FUND (CLASS II).  American Century VP Value Fund
(the "Fund") is a series of the American Century VP Fund.

     INVESTMENT  OBJECTIVE:  To  seek  long-term  capital  growth.  Income  is a secondary  objective.  The Fund managers look for stocks of companies  that they believe  are  undervalued  at the  time of  purchase,  using a value  investment strategy  that  looks for  companies  that are  temporarily  out of favor in the market.  The  managers  attempt  to  purchase  the  stocks of these  undervalued companies  and hold them  until  they have  returned  to favor in the market and their stock  prices have gone up.  Companies  may be  undervalued  due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its  industry,  or because  they have been  overlooked  by the market.
Under normal market conditions, the Fund managers intend to keep at least 80% of the Fund's assets invested in U.S. equity securities.

INVESCO VARIABLE INVESTMENT FUNDS, INC.-- The INVESCO Variable Investment Funds,
Inc. is an open-end  investment  company.  Shares of the Fund's  portfolios  are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products.

     INVESCO Funds Group, Inc.  ("INVESCO"),  4350 South Monaco Street,  Denver,
Colorado, serves as investment adviser and manager of the series of the Fund.

     INVESCO VIF - HEALTH SCIENCES FUND. INVESCO VIF - Health Sciences Fund (the
"Fund") is a series of the INVESCO Variable Investment Funds, Inc.

     INVESTMENT OBJECTIVE:  To seek capital growth. The Fund is actively managed and invests  primarily in equity  securities that INVESCO  believes will rise in price faster than other securities,  as well as in options and other investments whose values are based upon the values of equity  securities.  The Fund normally invests at least 80% of its net assets in equity  securities and  equity-related instruments  of companies  that  develop,  produce,  or  distribute  products or services  related to health care. These companies  include,  but are not limited to, medical equipment or supplies,  pharmaceuticals,  biotechnology,  and health care  providers  and services  companies.  At any given time,  20% of the Fund's assets is not required to be invested in the sector.

     INVESCO  VIF - REAL  ESTATE  OPPORTUNITY  FUND.  INVESCO  VIF - Real Estate
Opportunity  Fund (the  "Fund") is a series of the INVESCO  Variable  Investment
Funds, Inc.

     INVESTMENT  OBJECTIVE:  To seek capital growth. The Fund also seeks to earn current income. The Fund is aggressively managed and invests primarily in equity
securities  that  INVESCO   believes  will  rise  in  price  faster  than  other
securities,  as well as in options and other  instruments whose values are based upon the values of equity securities.  The Fund normally invests at least 80% of its net assets in equity securities and equity-related  instruments of companies doing business in the real estate  industry,  including  real estate  investment trusts  ("REITS"),  which invest in real estate or interests in real estate.  No one  property  will  represent  more than 50% of the Fund's  total  assets.  The companies  in which the Fund invests may also  include,  but are not limited to, real estate  brokers,  home builders or real estate  developers,  companies with substantial real estate holdings, and companies with significant  involvement in the real estate industry or other real  estate-related  companies.  At any given time, 20% of the Fund's assets is not required to be invested in the sector.

OPPENHEIMER  VARIABLE ACCOUNT FUNDS -- The Oppenheimer Variable Account Funds is
an open-end investment company. Shares of the Variable Account Funds' portfolios are available exclusively for use as the investment vehicle for variable annuity and  variable  life  insurance  products.  OppenheimerFunds,  Inc.,  498 Seventh
Avenue,  New York, New York, 10018,  serves as investment adviser and manager of the series of the Oppenheimer Variable Account Funds.

     OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA  (SERVICE CLASS).  Oppenheimer
Main Street Small Cap Fund (the "Fund") is a series of the Oppenheimer  Variable
Account Funds.

     INVESTMENT OBJECTIVE: To seek capital appreciation. The Fund invests mainly in common  stocks of  small-capitalization  ("small  cap") U.S.  companies  that
OppenheimerFunds,  Inc.  believes have favorable  business  trends or prospects.
Under  normal  market  conditions,  the Fund will invest at least 80% of its net assets  (including  any  borrowings  for  investment  purposes) in securities of companies  having a small  market  capitalization.  These may  include  "growth"
and/or "value" common stocks and other equity securities.  The Fund incorporates a blended style of investing  combining  both growth and value styles.  The Fund currently  considers  an  issuer  having a market  capitalization  of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security,  and it is not required to sell the security if the issuer's  capitalization  grows above $2.5 billion.  Over time, the Fund may change  the range of assets it uses to define  "small  cap"  issuers,  as market conditions change.

PIMCO  VARIABLE  INSURANCE  TRUST -- The PIMCO  Variable  Insurance  Trust is an
open-end  investment  company.  Shares of the PIMCO Variable  Insurance  Trust's portfolios  are  available  exclusively  for use as the  investment  vehicle for variable  annuity and  variable  life  insurance  products.  Pacific  Investment
Management  Company LLC ("PIMCO"),  840 Newport Center Drive, Suite 300, Newport
Beach,  California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

     PIMCO ALL ASSET PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO All Asset Portfolio
(the "Fund") is a series of the PIMCO Variable Insurance Trust.

     INVESTMENT   OBJECTIVE:   To  seek  maximum  real  return  consistent  with
preservation of real capital and prudent  investment  management.  The Fund is a
"fund of funds," which is a term used to describe mutual funds that pursue their investment  objective by investing in other mutual funds. The Fund may invest in any of the funds of the PIMCO Funds:  Pacific  Investment  Management Series, an
affiliated open-end  investment  company,  except the Strategic Balanced and All
Asset Funds  ("Underlying PIMS Funds").  Research  Affiliates,  the Fund's asset allocation  sub-adviser,  determines how the Fund allocates and  reallocates its assets among the Underlying PIMS Funds. The Fund may invest in any or all of the
Underlying  PIMS Funds,  but will not normally  invest in every  Underlying PIMS
Fund at any particular time. The Fund's assets are not allocated  according to a predetermined blend of shares of the Underlying PIMS Funds. Instead, when making
allocation   decisions  among  the  Underlying  PIMS  Funds,  the  Fund's  asset allocation  sub-adviser  considers  various  quantitative  and qualitative  data relating to the U.S. and foreign  economies and securities  markets.  The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying  PIMS Funds based on its ongoing  analyses of the equity, fixed income and commodity markets.

     PIMCO LOW DURATION  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO Low Duration
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

     INVESTMENT  OBJECTIVE:  To  seek  maximum  total  return,  consistent  with preservation  of capital and prudent  investment  management.  The Fund seeks to achieve its  investment  objective by investing  under normal  circumstances  at least 65% of its assets in a diversified  portfolio of fixed income  instruments of varying  maturities.  The average  portfolio  duration of this Fund  normally varies  within a one- to  three-year  time frame based on PIMCO's  forecast  for interest rates. The Fund invests  primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield  securities  ("junk bonds")
rated B or higher by Moody's or S&P, or, if unrated,  determined  by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated  in foreign  currencies,  and may invest  beyond  this limit in U.S.
dollar-denominated  securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations  in  currency  exchange  rates.  The Fund may invest all of its assets in derivative  instruments,  such as options,  futures  contracts or swap agreements, or in mortgage- or asset-backed securities.

     PIMCO REAL  RETURN  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO Real  Return
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

     INVESTMENT  OBJECTIVE:  To  seek  maximum  real  return,   consistent  with
preservation of real capital and prudent investment  management.  The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in  inflation-indexed  bonds of varying maturities issued by the U.S.
and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.  Inflation-indexed  bonds are  fixed  income  securities  that are structured  to provide  protection  against  inflation.  The value of the bond's principal or the interest  income paid on the bond is adjusted to track  changes in an official  inflation  measure.  The U.S.  Treasury uses the Consumer  Price
Index for Urban  Consumers as the  inflation  measure.  Inflation-indexed  bonds issued by a foreign  government  are generally  adjusted to reflect a comparable inflation  index,  calculated by that  government.  "Real  return"  equals total return less the estimated cost of inflation,  which is typically measured by the change in an official inflation  measure.  The average portfolio duration of the
Fund  normally  varies  within two years (plus or minus) of the  duration of the
Lehman Global Real:  U.S. TIPS Index,  which as of March 1, 2003 was 7.80 years.
The Fund invests primarily in investment grade securities,  but may invest up to
10% of its assets in high yield  securities  ("junk bonds") rated B or higher by
Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
The Fund also may invest up to 20% of its assets in  securities  denominated  in foreign currencies,  and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations in currency  exchange rates. The Fund is  non-diversified,  which means that it may concentrate  its assets in a smaller number of issuers than a diversified  fund.
The Fund  may  invest  all of its  assets  in  derivative  instruments,  such as options,  futures contracts or swap agreements,  or in mortgage- or asset-backed securities.

THE RYDEX VARIABLE  TRUST -- The Rydex Variable Trust is an open-end  investment company.  Shares of the Trust's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life  insurance products,  as well as for certain  pension,  profit sharing and other retirement plans. Rydex Global Advisors, 9601 Blackwell Rd., Suite 500 Rockville, MD 20850,
serves as investment adviser and manager of the portfolios of the Trust.

     RYDEX SECTOR  ROTATION FUND.  Rydex Sector  Rotation Fund (the "Fund") is a
series of the Rydex Variable Trust.

     INVESTMENT OBJECTIVE: The Fund seeks to respond to the dynamically changing economy by moving its investments  among different  sectors or industries . Each month  the  Advisor,  using  a  quantitative  methodology,  ranks  approximately fifty-nine different industries based on several measures of price momentum. The
Fund then invests in the top ranked industries.  Subject to maintaining adequate liquidity  in the Fund,  each  industry  or sector  investment  is  intended  to represent the entire industry or sector.  The Fund invests in equity securities, but may also invest in equity derivatives such as future contracts,  options and swap transactions. The fund may also enter into short sales.

SBL FUND -- SBL Fund, an open-end  management  investment  company of the series type, is organized as a Kansas  corporation.  SBL Fund offers its shares only as investment  vehicles for variable  annuity and variable life insurance  products issued by the Company.  Security Management  Company,  LLC, One Security Benefit
Place,  Topeka,  Kansas  66636,  a  wholly-owned  subsidiary of the Company (the
"Investment  Manager"),  serves as the investment  adviser of each Series of SBL
Fund.

     SERIES A (EQUITY). Series A (Equity) (the "Fund") is a series of SBL Fund.

     INVESTMENT  OBJECTIVE:   To  seek  to  seek  long-term  capital  growth  by
investing,  under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified  portfolio of equity
securities,   which  may  include  American  Depositary  Receipts  ("ADRs")  and convertible  securities.  The Fund typically invests in the equity securities of companies  whose  total  market  value is $5  billion  or greater at the time of purchase.

     SERIES B (LARGE CAP VALUE).  Series B (Large Cap Value)  (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement  with The Dreyfus  Corporation,  200 Park Avenue,  New York,  New York
10166, which provides investment advisory services to the Fund.

     INVESTMENT  OBJECTIVE:  To seek  long-term  growth of capital by investing, under  normal  market  conditions,  at  least  80% of  its  total  assets  (plus borrowings  for investment  purposes) in  large-capitalization  value  companies
(those  whose  total  market  value  is $5  billion  or  greater  at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred
stocks   and   convertible   securities   of  both   U.S.   issuers   and   U.S.
dollar-denominated  foreign  issuers.  The Fund may temporarily  invest in cash,
government  bonds  or  money  market   securities.   In  choosing  stocks,   the
Sub-Adviser, The Dreyfus Corporation, invests in value-oriented companies, which are  companies  that are believed to be  undervalued  in terms of price or other financial  measurements  and that are  believed  to have  above  average  growth potential. The Sub-Adviser uses a blend of quantitative analysis and fundamental research to identify  stocks that appear  favorably  priced and that may benefit from the current market and economic environment.

     SERIES C (MONEY  MARKET).  Series C (Money Market) (the "Fund") is a series of SBL Fund.

     INVESTMENT OBJECTIVE:  To seek to provide as high a level of current income as is consistent with preserving capital. The Fund invests in high quality money market instruments with maturities of not longer than thirteen months.

     SERIES D (GLOBAL).  Series D (Global) (the "Fund") is a series of SBL Fund.
The  Investment   Manager  has  entered  into  a  sub-advisory   agreement  with
OppenheimerFunds,  Inc., 498 Seventh Avenue,  New York, New York,  10018,  which provides investment advisory services to the Fund.

     INVESTMENT OBJECTIVE: To seek long-term growth of capital primarily through investment in common stocks and  equivalents  of companies of foreign  countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States.
The Fund primarily  invests in foreign and domestic common stocks or convertible
stocks   of   growth-oriented   companies   considered   to  have   appreciation
possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.  Investments in debt securities may be made in uncertain market conditions.

     SERIES E (DIVERSIFIED  INCOME).  Series E (Diversified Income) (the "Fund")
is a series of SBL Fund.

     INVESTMENT  OBJECTIVE:  To seek to provide  current income with security of principal.  The Fund pursues its  objective by  investing,  under normal  market conditions,  primarily  in a  diversified  portfolio  of  investment  grade debt securities.  The Fund expects to maintain a weighted average duration of 3 to 10 years.  The debt securities in which the Fund invests will primarily be domestic securities,  but may also include  dollar  denominated  foreign  securities.  To manage risk, the Investment Manager  diversifies the Fund's holdings among asset classes and individual  securities.  The asset classes in which the Fund invests may  include  investment  grade  corporate  debt  securities,  high  yield  debt securities  (also  known  as "junk  bonds"),  investment  grade  mortgage-backed securities, investment grade asset-backed securities, U.S. Government securities as well as total return, interest and index swap agreements.

     SERIES G (LARGE CAP GROWTH).  Series G (Large Cap Growth) (the "Fund") is a
series of SBL Fund.

     INVESTMENT  OBJECTIVE:  To seek long-term capital growth. The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its net assets (plus  borrowings  for  investment  purposes) in common stock and other equity securities of large capitalization  companies (defined as companies whose total  market value is at least $5 billion at the time of  purchase).  The
Investment  Manager  seeks to invest in equity  securities  that have  long-term capital growth  potential.  The Fund invests  primarily in a portfolio of common
stocks,   which  may  include  ADRs  and  other  securities  with  common  stock characteristics,  such as securities convertible into common stocks. The Fund is non-diversified  as defined in the Investment  Company Act of 1940,  which means that it may hold a larger  position  in a smaller  number of  securities  than a diversified  fund. The Fund also may concentrate its investments in a particular industry that represents 20% or more of the Fund's  benchmark index, the Russell
1000 Growth Index.  Concentration means investment of more than 25% of the value of the Fund's assets in any one industry.

     SERIES H  (ENHANCED  INDEX).  Series H (Enhanced  Index) (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement with Northern Trust  Investments,  Inc.  ("NTI"),  50 La Salle Street,
Chicago,  Illinois 60675,  which provides  investment  advisory  services to the
Fund.

     INVESTMENT OBJECTIVE: To seek to outperform the S&P 500 Index through stock selection  resulting in different  weightings of common  stocks  relative to the index.  The Fund  pursues  its  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes)  in equity  securities  of  companies in the S&P 500 Index and futures contracts  representative  of the stocks  which  make up the index.  The S&P 500
Index is a well-known  stock market index composed of 500 selected common stocks that  represent  approximately  two-thirds of the total market value of all U.S.
common stocks. In addition,  the Fund may invest a limited portion of its assets in equity securities that are not included in the S&P 500 Index.

     SERIES I (INTERNATIONAL). Series I (International) (the "Fund") is a series of SBL Fund.  The Investment  Manager has entered into a sub-advisory  agreement with  Templeton  Investment  Counsel,  LLC,  500  East  Broward  Boulevard,  Ft.
Lauderdale,  Florida 33394, which provides  investment  advisory services to the
Fund.

     INVESTMENT  OBJECTIVE:  To seek long-term capital appreciation by investing primarily  in  non-U.S.  equity  securities  and other  securities  with  equity characteristics.  The Fund  pursues its  objective  by  investing,  under normal market  conditions,  at least  65% of its  assets  in at least  three  different countries, other than the United States. The Fund will normally invest primarily in equity securities of companies  located outside the United States,  including emerging market  countries.  The equity  securities in which the Fund may invest include common stock,  preferred stock, trust or limited partnership  interests, rights and warrants and convertible securities (consisting of debt securities or preferred  stock that may be converted into common stock or that carry the right to purchase common stock).

     SERIES J (MID CAP  GROWTH).  Series J (Mid Cap  Growth)  (the  "Fund") is a
series of SBL Fund.

     INVESTMENT  OBJECTIVE:  To seek capital  appreciation  by investing,  under normal market  conditions,  at least 80% of its net assets (plus  borrowings for investment purposes) in a diversified portfolio of equity securities with market capitalizations  that are similar to those of  companies  in the S&P Mid Cap 400
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations  that range from $135 million to $8 billion.  Equity  securities include common stock, rights, options, warrants, convertible debt securities and
ADRs. The Investment  Manager  selects  equity  securities  that it believes are attractively valued with the greatest potential for appreciation.

     SERIES N (MANAGED ASSET  ALLOCATION)  Series N (Managed  Asset  Allocation)
(the "Fund") is a series of SBL Fund. The Investment  Manager has entered into a sub-advisory  agreement  with T. Rowe  Price  Associates,  Inc.,  100 East Pratt
Street,  Baltimore,  Maryland 21202, which provides investment advisory services to the Fund.

     INVESTMENT  OBJECTIVE:  To seek a high level of total  return by  investing primarily in a  diversified  portfolio of debt and equity  securities.  The Fund pursues its objective by normally investing approximately 60% of total assets in common stocks and 40% in fixed-income securities.  The mix may vary over shorter time periods  where the fixed income  portion may range  between  30-50% and the equity  portion  between  50-70%.  The  precise  mix of equity and fixed  income securities will depend on the Sub-Adviser's outlook for the markets.

     SERIES O (EQUITY  INCOME) Series O (Equity Income) (the "Fund") is a series of SBL Fund.  The Investment  Manager has entered into a sub-advisory  agreement with T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore,  Maryland
21202, which provides investment advisory services to the Fund.

     INVESTMENT  OBJECTIVE:  To seek to provide substantial  dividend income and also capital appreciation by investing primarily in common stocks of established companies.  The Fund pursues its  objective by  investing,  under normal  market conditions,  at least 80% of its net  assets in common  stocks,  with 65% in the common stocks of well-established  companies paying above-average dividends. The
Sub-Adviser,  T. Rowe  Price,  typically  employs a  value-oriented  strategy in selecting  investments for the Fund. The Sub-Adviser's  research team identifies companies  that  appear  to be  undervalued  by  various  measures  and  may  be temporarily out of favor,  but have good prospects for capital  appreciation and dividend growth.

     SERIES P (HIGH YIELD) Series P (High Yield) (the "Fund") is a series of SBL
Fund.

     INVESTMENT OBJECTIVE:  To seek high current income. Capital appreciation is a secondary objective. The Fund pursues its objective by investing, under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment  purposes) in a broad range of high-yield,  high risk debt securities rated in medium or lower  rating  categories  or  determined  by the  Investment
Manager to be of comparable quality ("junk bonds"). The Fund will not purchase a debt  security,  if at the time of  purchase,  it is rated in default.  The debt securities in which the Fund invests will primarily be domestic securities,  but may also include dollar denominated foreign securities. The Fund may also invest
in  equity   securities,   including   common  and   preferred   stocks,   ADRs,
exchange-traded real estate investment trusts,  warrants,  rights, and a variety of investment  companies that seek to track and the  composition and performance of a specific  index.  The Fund's  average  weighted  maturity is expected to be between 5 and 15 years.

     SERIES Q (SMALL CAP VALUE)  Series Q (Small  Cap Value)  (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement  with Strong Capital  Management  Corporation,  100 Heritage  Reserve,
Menomonee,  Wisconsin 53051, which provides  investment advisory services to the
Fund.

     INVESTMENT  OBJECTIVE:  To seek capital  growth by investing,  under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment purposes) in stocks of small-capitalization companies that the Fund's
Sub-Adviser,  Strong Capital Management, Inc., believes are undervalued relative to the market based on  earnings,  cash flow,  or asset value.  The Fund defines small-capitalization  companies as those companies with a market  capitalization substantially  similar to that of companies in the Russell 2500(TM) Index at the time of purchase.  The Sub-Adviser  specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate  restructuring,  a new  product  or  service,  or a change in the  political,  economic,  or social environment.

     SERIES S (SOCIAL  AWARENESS) Series S (Social  Awareness) (the "Fund") is a
series of SBL Fund.

     INVESTMENT  OBJECTIVE:  To seek capital  appreciation  by investing,  under normal market conditions,  in a well-diversified  portfolio of equity securities that the Investment Manager believes have  above-average  earnings potential and which meet  certain  established  social  criteria.  The Fund also may invest in companies that are included in the Domini 400 Social  IndexSM,  which  companies will be deemed to comply with the Fund's social criteria.  The Domini 400 Social
IndexSM  (DSI)  is a  market  capitalization-weighted  common  stock  index.  It
monitors  the  performance  of  400  U.S.   corporations   that  pass  multiple,
broad-based social screens.

     SERIES T (TECHNOLOGY) Series T (Technology) (the "Fund") is a series of SBL
Fund.  The  Investment  Manager has entered into a  sub-advisory  agreement with
Wellington  Management  Company,  LLP, 75 State Street,  Boston, MA 02109, which provides investment advisory services to the Fund.

     INVESTMENT OBJECTIVE:  To seek long-term capital appreciation by investing, under normal market conditions,  at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of technology  companies.  The technology  sector  consists of companies  that are engaged in the  development, production,  or distribution of technology-related  products or services.  These include computer  software,  computer  hardware,  semiconductors  and equipment, communication  equipment,  and  internet  and new media  companies.  The Fund is non-diversified  as defined in the Investment Company Act of 1940 and expects to hold approximately 30 to 50 positions. The Fund will concentrate its investments in industries within the technology sector. The Fund may invest up to 40% of its total assets in foreign securities.

     SERIES V (MID CAP VALUE)  Series V (Mid Cap Value) (the "Fund") is a series of SBL Fund.

     INVESTMENT  OBJECTIVE:  The Fund pursues its objective by investing,  under normal market  conditions,  at least 80% of its net assets (plus  borrowings for investment purposes) in a diversified  portfolio of equity securities that when, purchased, have market capitalizations that are similar to those of companies in the S&P Mid Cap 400  Index.  The  index  currently  consists  of  securities  of companies  with  market  capitalizations  that  range  from $135  million  to $8 billion. Equity securities include common stock, rights, options, warrants, ADRs and convertible debt securities. The Investment Manager typically chooses equity
securities  that  appear  undervalued  relative  to  assets,  earnings,   growth
potential or cash flows.  Due to the nature of value  companies,  the securities included in the Fund's  portfolio  typically  consist of small- to  medium-sized companies.  The Fund is subject to the risks  associated with investing in small capitalization companies.

     SERIES W (MAINSTREET  GROWTH AND INCOME(R)) Series W (Mainstreet Growth and
Income(R))  (the  "Fund") is a series of SBL Fund.  The  Investment  Manager has entered into a sub-advisory agreement with  OppenheimerFunds,  Inc., 498 Seventh
Avenue, New York, New York, 10018, which provides  investment  advisory services to the Fund.

     INVESTMENT  OBJECTIVE:  To seek high total return (which includes growth in the  value  of its  shares  as well as  current  income)  from  equity  and debt securities.  The Fund pursues its objective by investing mainly in common stocks of U.S.  companies,  but it can also invest in other equity  securities  such as preferred  stocks and securities  convertible  into common stocks.  Although the
Fund does not have any requirements as to the capitalization of issuers in which it invests, the Fund's Sub-Adviser,  OppenheimerFunds,  currently emphasizes the stocks of  large-capitalization  companies in the portfolio.  At times, the Fund may increase the relative  emphasis of its  investments in small-cap and mid-cap stocks.  While the Fund can buy foreign  securities and debt  securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments.

     SERIES X (SMALL CAP GROWTH)  Series X (Small Cap Growth)  (the "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement with RS Investment Management, L.P., 388 Market Street, San Francisco,
California 94111, which provides investment advisory services to the Fund.

     INVESTMENT  OBJECTIVE:  To seek  long-term  growth of capital by investing, under normal market conditions,  at least 80% of its net assets (plus borrowings
for  investment   purposes)  in  equity  securities  of  companies  with  market capitalizations  of $750 million or less at the time of investment  that, in the opinion of the Sub-Adviser,  RS Investment Management,  L.P., have the potential for long-term  capital growth.  Equity  securities  include common and preferred stocks, and warrants and securities convertible into common or preferred stocks.
The Fund may invest the  remainder of its assets in  securities  of companies of any size.  The Fund may also engage in short sales of  securities  it expects to decline  in price.  The  Series  will  likely  invest a portion of its assets in technology and internet-related companies.

     SERIES Y (SELECT 25) Series Y (Select  25) (the  "Fund") is a series of SBL
Fund.

     INVESTMENT OBJECTIVE:  To seek long-term growth of capital by concentrating its  investments  in a core position of 20-30 common stocks of growth  companies which have exhibited  consistent above average  earnings or revenue growth.  The
Fund is  non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger  position in a smaller number of securities than a  diversified  fund.  The  Investment  Manager  selects  what it believes to be premier  growth  companies as the core position for the Fund using a "bottom-up"
approach in selecting  growth stocks.  Portfolio  holdings will be replaced when one or more of the  company's  fundamentals  have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

--------------------------------------------------------------------------------
                        AEA VALUEBUILDER VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                   ISSUED BY:                             MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
   1-800-888-2461
--------------------------------------------------------------------------------

     This Prospectus  describes a flexible  purchase payment  deferred  variable annuity  contract (the  "Contract")  offered by Security  Benefit Life Insurance
Company (the "Company"). The Contract is available for individuals in connection with a  retirement  plan  qualified  under  Section  403(b),  408 or 408A of the
Internal  Revenue  Code.  The  Contract is designed to give you  flexibility  in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account XIV - AEA Valuebuilder or to the Fixed Account.  Each Subaccount invests in  a  corresponding  mutual  fund  (the  "Underlying  Fund").  The  Subaccounts currently available under the Contract are:

o        AIM Basic Value
o        AIM Mid Cap Core Equity
         (formerly AIM Mid Cap Equity)
o        AIM Small Cap Growth
o        AIM Blue Chip
o        American Century Heritage
o        American Century Select
o        American Century Equity Income
o        American Century International Growth
o        Ariel Fund
o        Ariel Premier Bond
o        Calamos Growth
o        Calamos Growth and Income
o        Dreyfus Appreciation
o        Dreyfus Premier Strategic Value
o        Dreyfus Midcap Value
o        Dreyfus General Money Market
o        Fidelity Advisor Value Strategies
o        Fidelity Advisor Dividend Growth
o        Fidelity Advisor Mid Cap
o        Fidelity Advisor International Capital Appreciation
o        INVESCO Dynamics
o        INVESCO Technology
o        PIMCO High Yield
o        Security Diversified Income
o        Security Global
o        Security Equity
o        Security Large Cap Value
o        Security Large Cap Growth
o        Security Capital Preservation
o        Security Mid Cap Growth
o        Security Mid Cap Value
o        Security Small Cap Growth
o        Security Social Awareness
o        Strong Growth and Income
o        Strong Growth 20
o        Strong Advisor Small Cap Value
o        Strong Opportunity
o        Van Kampen Equity and Income
o        Van Kampen Comstock
o        Van Kampen Aggressive Growth

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     Amounts allocated to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account."  Contract Value in the Fixed
Account is guaranteed by the Company.

--------------------------------------------------------------------------------
     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  YOU SHOULD  READ THIS
PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003

--------------------------------------------------------------------------------
             The variable annuity covered by this Prospectus is the
              subject of a pending patent application in the United
                       States Patent and Trademark Office.
--------------------------------------------------------------------------------

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a prospectus for any of the Underlying  Funds by writing Security Benefit at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-888-2461.  The contents  of the  Statement  of  Additional  Information  are set  forth in this
Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,

   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit...................   27
   Enhanced Death Benefit..............................   28
   Combined Enhanced and Annual Stepped Up Death
     Benefit...........................................   28
   Combined Enhanced and Guaranteed Growth Death
     Benefit...........................................   29
   Combined Enhanced, Annual Stepped Up,

   Waiver of Withdrawal Charge--15 Years or Disability.   31
   Waiver of Withdrawal Charge--10 Years or Disability.   31
   Waiver of Withdrawal Charge--Hardship...............   32
   Waiver of Withdrawal Charge--5 Years and Age 59 1/2.   32

   Tax Status of the Company and the Separate Account..   39

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFINITIONS

     Various  terms  commonly  used in this  Prospectus  are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE -- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT -- The person that you  designate on whose life annuity  payments may be determined.  If you designate Joint  Annuitants,  "Annuitant"  means both
Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which annuity payments are made.

     ANNUITY  START DATE -- The date when annuity  payments  begin as elected by the Owner.

     ANNUITY  UNIT  -- A unit of  measure  used to  calculate  variable  annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT  DATE -- The date the Contract  begins as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     CREDIT  ENHANCEMENT  -- An amount  added to Contract  Value under the Extra
Credit Rider.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

     FIXED ACCOUNT -- An account that is part of the Company's  General  Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

     GENERAL  ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT-- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT--  A  division  of the  Separate  Account of the  Company  which invests in a corresponding Underlying Fund.

     UNDERLYING  FUND -- A mutual  fund or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract, on an individual basis, in connection with a retirement  plan  qualified  under Section  403(b),  408 or 408A of the Internal
Revenue Code of 1986, as amended ("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS-- The Separate  Account is currently  divided into accounts, each referred to as a Subaccount. See "Separate Account."

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least an effective  annual rate of 3%. See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment  must be at least  $1,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $25. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed Account (not  including any Credit  Enhancements  if an Extra Credit Rider was in effect).  The Company will also refund as of the Valuation  Date on which we receive your Contract any Contract Value allocated to the  Subaccounts,  plus any  charges  deducted  from  such  Contract  Value,  less  the  Contract  Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  the
Company  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

     The Free  Withdrawal  amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the  purchase  payment is received by the Company and  increases in age each year  thereafter.  The  withdrawal  charge is  calculated  according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 7% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY  AND  EXPENSE  RISK  CHARGE.  The  Company  deducts a charge  for mortality  and expense  risks  assumed by the Company  under the  Contract.  The
Company  deducts a daily minimum charge equal to 0.95%,  on an annual basis,  of each Subaccount's  average daily net assets. If you are subject to mortality and expense risk charge above the minimum  charge,  the Company deducts it from your
Contract Value on a monthly basis.  The mortality and expense risk charge amount is determined  each month by reference to the amount of your Contract  Value, as set forth in the table below.

----------------------------------------------------
                              ANNUAL MORTALITY AND
CONTRACT VALUE                EXPENSE RISK CHARGE
----------------------------------------------------
Less than $25,000                    1.10%
$25,000 or more                      0.95%
----------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES.  The Company deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider  available  only at issue,  and you may not  terminate  a Rider after issue,  unless  otherwise  stated.  The  amount  of the  charge  is  equal  to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.50%,  because the total cost of such Riders,  1.20%,  would exceed the maximum Rider charge of
1.00%.

     GUARANTEED  MINIMUM INCOME  BENEFIT.  This Rider makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract Anniversary. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

See "Guaranteed Minimum Income Benefit."

     ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments, less any withdrawals and withdrawal charges;  (2) Contract Value on the date due proof of the Owner's death and  instructions  regarding  payment are received by the Company;  or (3) the Stepped Up Death Benefit.  The Stepped Up Death Benefit
is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

The charge for this Rider is 0.20%. See "Annual Stepped Up Death Benefit."

     GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments, less any withdrawals and withdrawal charges;  (2) Contract Value on the date due proof of the Owner's death and  instructions  regarding  payment are received by the Company;  or (3) the Guaranteed Growth Death Benefit.  The Guaranteed Growth
Death Benefit is an amount equal to purchase  payments,  net of any premium tax, less an adjustment for any withdrawals, increased at an annual effective rate of
3%, 5%, 6% or 7%, as elected in the application. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.
The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.10%
        5%               0.20%
        6%               0.25%
        7%               0.30%
------------------- -----------------

See "Guaranteed Growth Death Benefit."

     COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT.  This Rider
makes  available an enhanced  death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase  payments,  less any  withdrawals and withdrawal  charges;  (2)
Contract  Value on the date due  proof of the  Owner's  death  and  instructions regarding  payment are received by the Company;  (3) the Annual Stepped Up Death
Benefit (as described  above);  or (4) the Guaranteed Growth Death Benefit at 5%
(as described  above).  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.25%. See "Combined Annual Stepped Up and Guaranteed Growth Death Benefit."

     ENHANCED  DEATH  BENEFIT.  This Rider makes  available  an  enhanced  death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under this Rider will be the greater of: (1) purchase payments, less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

     COMBINED  ENHANCED AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced  and Annual  Stepped Up Death
Benefit."

     COMBINED  ENHANCED AND GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

     COMBINED ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.40%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

     EXTRA CREDIT. This Rider makes available a Credit Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit Enhancement that has not yet vested to the extent that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

     The  Company  will deduct the charge for this Rider  during the  seven-year period  beginning on the Contract  Date,  and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

See "Extra Credit."

     WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a waiver of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

     ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or  younger.  The  charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40% if you select the 3-year  schedule.  If you have also purchased an Extra Credit Rider,  you may forfeit all or part of any Credit
Enhancement  in the  event of a full or  partial  withdrawal.  See  "Alternative
Withdrawal Charge."

     WAIVER OF  WITHDRAWAL  CHARGE--15  YEARS OR  DISABILITY.  This Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 15 or more Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.05%. See "Waiver of Withdrawal Charge Rider--15 Years or Disability."

     WAIVER OF  WITHDRAWAL  CHARGE--10  YEARS OR  DISABILITY.  This Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 10 or more Contract  Years and the Owner has made purchase  payments on a quarterly (or more frequent)  basis for at least five full Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.10%. See "Waiver of Withdrawal Charge Rider--10 Years or Disability."

     WAIVER OF WITHDRAWAL CHARGE--HARDSHIP.  This Rider makes available a waiver of any  withdrawal  charge in the event the Owner  experiences  a  hardship,  as defined for purposes of Section 401(k) of the Internal  Revenue Code of 1986, as
amended.  The Company may  require  the Owner to provide  satisfactory  proof of hardship.  Effective as of the date of the first  withdrawal  under the terms of this Rider,  no additional  purchase  payments may be made to the Contract.  The charge for this Rider is 0.15%. See "Waiver of Withdrawal Charge--Hardship."

     WAIVER OF  WITHDRAWAL  CHARGE--5  YEARS AND AGE 59 1/2.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Owner is age 59 1/2 or older; and

o    The Owner has made  purchase  payments  on a quarterly  (or more  frequent)
     basis for at least 5 full Contract Years.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.20%. See "Waiver of Withdrawal Charge--5 Years and Age 59 1/2."

     ADMINISTRATION  CHARGE. The Company deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

     ACCOUNT  ADMINISTRATION  CHARGE.  The Company  deducts an account charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The
Owner  indirectly  bears a pro rata portion of such fees and  expenses.  See the prospectus for each Underlying Fund for more information.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract,  and any  questions  or  inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling 1-800-888-2461.

EXPENSE TABLE

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect  state  premium  taxes,  which may be  applicable to your
Contract.
--------------------------------------------------------------------------------

   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
   attributable to Purchase Payments)                                   7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC  EXPENSES are fees and expenses that you will pay
  periodically during the time that you own the  Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                  $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
    Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           1.10%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.15%
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          1.00%(4)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             2.25%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  An  account  administration  charge  of  $30 is  deducted  at  each  Contract anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value;  (2) upon the Annuity Start Date if one of
   Annuity  Options 1 through 4, 7 or 8 is  elected;  and (3) upon  payment of a death  benefit.  The  account  administration  charge  will be waived if your
   Contract Value is $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows:  Less than $25,000 - 1.10%;  $25,000 or more - 0.95%.  The mortality and  expense  risk  charge  during the  Annuity  Period is 1.25% for  Annuity
   Options 1 through 4, 7 and 8.

4  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 1.00% of Contract Value.

-----------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
-----------------------------------------------------------------------------------------
                                                                                ANNUAL
                                                             INTEREST RATE*  RIDER CHARGE
-----------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                            3%           0.15%
                                                                   5%           0.30%
-----------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                              ---          0.20%
-----------------------------------------------------------------------------------------
                                                                   3%           0.10%
Guaranteed Growth Death Benefit Rider                              5%           0.20%
                                                                   6%           0.25%
                                                                   7%           0.30%
-----------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
 and Guaranteed Growth Death Benefit Rider                         5%           0.25%
-----------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                       ---          0.25%
-----------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Annual
 Stepped Up Death Benefit Rider                                    ---          0.35%
-----------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Guaranteed
 Growth Death Benefit Rider                                        5%           0.35%
-----------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped
 Up Death Benefit Rider, and Guaranteed Growth Death               5%           0.40%
 Benefit Rider
-----------------------------------------------------------------------------------------
                                                                   3%           0.40%
Extra Credit Rider                                                 4%           0.55%
                                                                   5%           0.70%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                  ---          0.05%
-----------------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                              0-Year         0.50%
                                                                 3-Year         0.40%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability           ---         0.05%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability           ---         0.10%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                         ---         0.15%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2           ---         0.20%
-----------------------------------------------------------------------------------------
*Interest rate, or for the Alternative  Withdrawal  Charge
 Rider, the withdrawal charge schedule.
-----------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                0.82%         2.14%
-------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include management fees, distribution fees, service fees and other expenses.  The maximum  expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent  the total  annual  operating  expenses  of that
   Underlying Fund with the lowest total operating expenses.
-------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

-------------------------------------------------------------
                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
-------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                     $1,101   $1,957   $2,727  $4,759
-------------------------------------------------------------
If you do not surrender
your Contract                 470    1,413    2,362   4,759
-------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31, 1998,  Security Benefit  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002, the Company had total assets of  approximately  $7.8 billion.  Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All  obligations  arising under the Contract are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract  provides  that the income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies. Shares of each Underlying Fund are available to the general  public.  A summary of the  investment  objective  of each of the
Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will achieve its objective.  More detailed  information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     Prospectuses  for the Underlying  Funds should be read in conjunction  with this Prospectus and can be obtained by calling 1-800-888-2461.

     The Company has entered into  agreements  with the Underlying  Funds and/or certain  service  providers to the Underlying  Funds,  such as an underwriter or
investment   adviser.   Under   these   agreements,   the  Company  or  Security
Distributors, Inc. ("SDI"), the underwriter for the Contract, is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received  by the  Company  or SDI may  come  from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

     The  services  provided  by the  Company  and/or SDI  include,  but are not limited to, the following: (i) Administrative/Sub-Transfer Agency services, such as  maintaining  separate  records of each  Contract  Owner's  investment in the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying  Funds on behalf of Contract Owners and (iii)  Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the  compensation  which the  Company  receives  varies  based on the services being provided,  but is generally between 0.15% to 0.40% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a
flexible   purchase  payment  deferred   variable   annuity.   The  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity Start Date. The amount that will be available for annuity  payments will depend  on the  investment  performance  of the  Subaccounts  to which  you have allocated  purchase  payments  and the amount of  interest  credited on Contract
Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual in connection  with certain tax qualified  retirement  plans that meet the  requirements  of Section
403(b),  408 or 408A of the Internal  Revenue Code ("Qualified  Plan").  Certain
federal tax advantages are currently  available to retirement plans that qualify as annuity  purchase  plans of public  school  systems  and  certain  tax-exempt organizations  under Section  403(b).  If you are  purchasing the Contract as an investment  vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantage  beyond that already  available through the Qualified Plan.  However,  the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. the Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 90. If there are Joint  Annuitants,  the maximum issue age will be determined by reference to the older Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $1,000.  Thereafter,  you may choose  the amount and  frequency  of purchase payments,  except that the minimum subsequent  purchase payment is $25.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $25. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at the  Company's  Administrative  Office.  Changes in the  allocation  of future purchase  payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  Option -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After The Company has received an Asset  Reallocation/Dollar Cost Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that  generally are allowed as discussed  under  "Transfers of
Contract Value."

     You may instruct the Company at any time to terminate the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has  been  canceled,  a new  Asset  Reallocation/Dollar  Cost
Averaging  form must be completed  and sent to the  Administrative  Office.  The
Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,  modify, or suspend the Dollar Cost  Averaging  Option at any time.  The Company does not  currently charge a fee for this option.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that  generally  are  allowed as  discussed  under  "Transfers  of Contract
Value."

     You may  instruct  the  Company  at any time to  terminate  this  option by written  request to the  Company's  Administrative  Office.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office, or you may make  transfers  (other  than  transfers  pursuant to the Dollar Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount  remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

     The Company  effects  transfers  between  Subaccounts  at their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

     You may  also  transfer  Contract  Value  to the  Fixed  Account;  however, transfers from the Fixed Account to the  Subaccounts are restricted as described in "The Fixed Account."

     The Company  reserves the right to limit the number of transfers to 14 in a
Contract  Year.  Also,  the Contract is not designed  for  professional  "market timing"  organizations,  or other  organizations  or  individuals  engaging in a market timing strategy,  or making programmed  transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If the Company determines that your transfer  patterns among the  Subaccounts  are disruptive to the Underlying
Funds,  the  Company  may among  other  things,  restrict  the  availability  of telephone  transfers  or other  electronic  transfers  and may require  that you submit transfer requests in writing via regular U.S. mail. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.  Also,  certain of the Underlying  Funds have in place  limits on the number of transfers  permitted in a Contract  Year, which  limits  are more  restrictive  than 14 per  Contract  Year.  The  Company reserves  the  right  to  limit  the  size and  frequency  of  transfers  and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o    Investment  performance  of the  Subaccounts  to which  you have  allocated
     Contract Value,

o    Payment of purchase payments,

o    The amount of any outstanding Contract Debt,

o    Full and partial withdrawals, and

o    Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

     In  addition,   other   transactions   including  loans,  full  or  partial
withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by  dividing  the  dollar  amount  of  such  transaction  by  the  price  of the
Accumulation  Unit of the affected  Subaccount next determined  after receipt of the  transaction.  The price of each  Subaccount is determined on each Valuation
Date as of the close of the New York Stock Exchange,  normally 3:00 p.m. Central time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
New York Stock Exchange is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract  of 0.95%,  and (5) the  administration  charge  under the  Contract of
0.15%.

     The  minimum   mortality   and  expense   risk  charge  of  0.95%  and  the
administration  charge of 0.15% are factored into the accumulation unit value or
"price" of each  Subaccount  on each  Valuation  Date.  The Company  deducts any mortality  and expense risk charge  above the minimum  charge and the charge for any optional  Riders (the "Excess  Charge") on a monthly basis.  Each Subaccount declares a monthly  dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage  of  your  Contract  Value  allocated  to  the  Subaccount  as of the reinvestment  date.  The  monthly  dividend  is paid  only  for the  purpose  of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date. See the
Statement of Additional  Information  for a more detailed  discussion of how the
Excess Charge is deducted.

FULL AND  PARTIAL  Withdrawals  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by the Company at its  Administrative  Office. A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata account charge and any  uncollected  premium  taxes.  If an Extra  Credit  Rider is in  effect,
Contract Value will also be reduced by any Credit Enhancements that have not yet vested.  See the  discussion  of vesting  of Credit  Enhancements  under  "Extra
Credit."

     The  Company  requires  the  signature  of the  Owner  on any  request  for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities  exchange  or  savings  association.  The  Company  further requires  that any request to transfer or exchange  all or part of the  Contract for  another  investment  be made upon a transfer  form  provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Owner's  instructions to the Company. If you do not specify the allocation,  the
Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable  withdrawal  charge and premium tax.  Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue,  modify, suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you purchase  payments  allocated to the Fixed Account (not including any Credit
Enhancements  if an Extra  Credit  Rider was in effect).  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.   The sum of all purchase payments (not including any Credit  Enhancements if an Extra  Credit  Rider  was in  effect),  less any  reductions  caused  by previous withdrawals, including withdrawal charges, or

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     If you  purchased  one or more  of the  optional  Riders  that  provide  an enhanced death benefit, your death benefit will be determined in accordance with the terms of the  Rider.  See the  discussion  of the  Annual  Stepped  Up Death
Benefit;  Guaranteed  Growth  Death  Benefit;  Combined  Annual  Stepped  Up and
Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death
Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and
Guaranteed  Growth Death Benefit;  and Combined  Enhanced Death Benefit,  Annual
Stepped Up Death  Benefit,  and  Guaranteed  Growth  Death  Benefit.  Your death benefit  proceeds  under the  Rider  will be the death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified
Plan, the terms of the particular  Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on  distributions following the death of the Owner or Annuitant.  Because the rules  applicable to
Qualified  Plans are  extremely  complex,  a  competent  tax  adviser  should be consulted.

DEATH OF THE ANNUITANT -- If WITHDRAWAL  the Annuitant dies prior to the Annuity
Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit  proceeds will be payable  under the Contract.  The Owner may name a new
Annuitant  within 30 days of the  Annuitant's  death.  If a new Annuitant is not named,  the Company will  designate the Owner as Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

     The Company will waive the  withdrawal  charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first day of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal,  consisting of purchase  payments,  that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

    The amount of the charge will depend on how long your purchase payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  The Company will assess the  withdrawal  charge  against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

     The Company pays sales  commissions  to  broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase  payments.  The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered  representatives  may be  eligible,  under  programs  adopted  by the
Company to receive  non-cash  compensation  such as  expense-paid  due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or  self-regulatory  agency,  such as the
NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

----------------------------------------------------
                             ANNUAL MORTALITY AND
CONTRACT VALUE               EXPENSE RISK CHARGE
----------------------------------------------------
Less than $25,000                    1.10%
$25,000 or more                      0.95%
----------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contracts and in operating the Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 1.10%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise  stated.  The Company deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The  amount  of the  charge  is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.50%,  because the total cost of such Riders,  1.20%,  would exceed the maximum Rider charge of
1.00%.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will credit a maximum  rate of 4% for amounts  allocated to the Dreyfus
General Money Market Subaccount or the Fixed Account.)

     In crediting  interest,  the Company  takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest until the earlier of: (1) the Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit,  less any applicable  Premium tax and pro rata account  administration  charge, to purchase a fixed Annuity within
30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.  In the event of a withdrawal, the Stepped Up Death
     Benefit is reduced as of the date of the  withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal  charges,  by
     Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.20%. See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (The Company will credit a maximum rate of 4%
for amounts  allocated to the Dreyfus  General  Money Market  Subaccount  or the
Fixed Account.) In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred.  The Company accrues such interest  until the  earliest of: (1) the Annuity  Start Date;  (2) the Contract
Anniversary  following the oldest Owner's 80th birthday;  (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The  amount of the  Guaranteed  Growth  Death  Benefit  shall not exceed an
amount  equal  to  200%  of  purchase   payments   (not   including  any  Credit
Enhancements),  net of premium  tax and any  withdrawals,  including  withdrawal charges.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

-------------------------------------
  INTEREST RATE      RIDER CHARGE
-------------------------------------
        3%              0.10%
        5%              0.20%
        6%              0.25%
        7%              0.30%
-------------------------------------

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o    "Contract  gain"  is equal to  Contract  Value as of the date due  proof of death and  instructions  with regard to payment are received  less adjusted purchase payments.

o    "Adjusted purchase payments" are equal to all purchase payments made to the
     Contract  adjusted for withdrawals  and any applicable  premium tax. In the event of a withdrawal,  purchase payments are reduced as of the date of the withdrawal  by a  percentage  found  by  dividing  the  withdrawal  amount, including any withdrawal  charges,  by Contract Value  immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death benefit  reduced  by  any  outstanding  Contract  Debt,  any  pro  rata  account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above); or

4.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.40%.  See the discussion under "Death Benefit."

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit  Enhancement that has not yet vested.  An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, by

2. Contract Value immediately prior to the withdrawal.

     The Company will recapture  Credit  Enhancements on withdrawals only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

     The charge for this Rider will be deducted for a period of seven years from the Contract  Date.  This Rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger.  The charge  varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

     The Company may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

     The  Company  expects  to make a profit  from the charge for this Rider and funds  payment  of the  Credit  Enhancements  through  the Rider  charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect your  average  annual  return (net of  expenses of the  Contract  and the
Underlying  Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase  payments to the Contract after the first
Contract Year.  The returns below  represent the amount that must be earned EACH year during the  seven-year  period  beginning on Contract Date to break even on the Rider. The rate of return assumes that all purchase payments are made during the first  Contract  Year when the Credit  Enhancement  is  applied to  purchase payments.  If purchase  payments  are made in  subsequent  Contract  Years,  the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available.  As a result,  the rate of return  required to break even would be higher.

     If your actual  returns are greater than the amount set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please  note that the  returns  below are net of Contract  and  Underlying  Fund expenses  so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

------------------------------------- --------------------
                                        RATE OF RETURN
       CREDIT ENHANCEMENT RATE         (NET OF EXPENSES)
------------------------------------- --------------------
                 3%                         -5.00%
                 4%                         -1.50%
                 5%                          0.80%
------------------------------------- --------------------

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

     The Rider  defines  confinement  to a  hospital  or  nursing  facility,  as follows:  (1) you have been  confined  to a  "hospital"  or  "qualified  skilled nursing  facility"  for at least 90  consecutive  days  prior to the date of the withdrawal;  and (2) you are so confined  when the Company  receives  the waiver request and became so confined after the Contract Date.

     The Company  defines  terminal  illness as follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

     Prior to making a withdrawal pursuant to this Rider, you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company  reserves the right to have a physician  of its choice  examine the Owner to  determine  if the Owner is eligible  for a waiver.  The charge for this Rider is 0.05%.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months  preceding the withdrawal.  This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or younger.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL    PAYMENT AGE   WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or  younger.  The  charge for this Rider is 0.50% if you select the 0-year schedule and 0.40% if you select the 3-year schedule. If you purchase this Rider, the withdrawal charge selected under the Rider will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales
Charge." If you have also  purchased an Extra Credit Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial  withdrawal.
See "Extra Credit."

WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 15 or more Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

     The Company defines "totally and permanently  disabled" as follows: (1) the
Owner is unable,  because  of  physical  or mental  impairment,  to perform  the material and substantial  duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment must have been in existence for more than 180 days; and (3) the impairment  must be expected to result in death or be long-standing and indefinite.

     Prior to  making  a  withdrawal  pursuant  to this  Rider  on the  basis of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.05%.

WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 10 or more Contract  Years and the Owner has made purchase  payments on a quarterly (or more frequent)  basis for at least 5 full Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65. See the  Company's  definition  of  "totally  and permanently disabled" as described above.

     Prior to  making  a  withdrawal  pursuant  to this  Rider  on the  basis of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.10%.

WAIVER OF WITHDRAWAL  CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The  Company  may  require  the Owner to  provide  proof of  hardship,  which is satisfactory to the Company.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.15%.

WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND  AGE 59 1/2 --  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Owner is age 59 1/2or older; anD

o    The Owner has made  purchase  payments  on a quarterly  (or more  frequent)
     basis for at least 5 full Contract Years.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.20%.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date,  the proceeds under the Contract will be applied to provide an Annuity under one of the options  described below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 -- LIFE WITH  INSTALLMENT OR UNIT REFUND OPTION.  Periodic annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR.  Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4,
7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

     The Company  determines  the number of Annuity Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent  variable  annuity  payments are calculated by  multiplying  the number of Annuity  Units  allocated to a Subaccount  by the value of the Annuity
Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment  is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract."

     Amounts  allocated to the Fixed Account become part of the General  Account of the Company,  which  consists of all assets  owned by the Company  other than those in the  Separate  Account  and other  separate  accounts  of the  Company.
Subject to applicable  law, the Company has sole  discretion  over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

     Contract  Value  allocated or transferred to the Fixed Account at one point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against  the Fixed  Account,  and any amounts  that The Company  pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the lesser of (i) $25 or (ii) the amount of  Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

     If purchase  payments are allocated (except purchase payments made pursuant to an Automatic  Investment Program),  or Contract Value is transferred,  to the
Fixed  Account,  any transfers  from the Fixed  Account in  connection  with the
Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such purchase payment or transfer.  You may reestablish Dollar
Cost  Averaging or Asset  Reallocation  by  submitting a written  request to the
Company.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Owner prior to the Annuity Start Date.  The  Designated  Beneficiary  is the
first  person  on the  following  list  who is alive on the date of death of the
Owner:  the Owner;  the Primary  Beneficiary;  the  Secondary  Beneficiary;  the
Annuitant;  or if none of the above are alive,  the Owner's estate.  The Primary
Beneficiary  is the  individual  named as such in the  application  or any later change shown in the Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the  Annuity  Start  Date.  Because the death  benefit of the
Contract  goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the  Contract  is  registered,  as  well  as  the  designation  of  the  Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an Annuitant or age of the
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request to the  Company.  A loan must be taken and repaid  prior to the  Annuity
Start Date. The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all  contracts  combined is  generally  equal to the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the  Contract  Values or $10,000,  whichever  is greater (the $10,000 limit is not available  for Contracts  issued under a 403(b) Plan subject to the
Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA,  the maximum  amount of all loans is the lesser of: (1)  $50,000  reduced by the excess  of: (a) the  highest  outstanding  loan balance within the preceding  12-month  period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract  Value.  In any case,  the maximum loan balance outstanding at any time may not exceed 80% of Contract Value.  Two new loans are permitted  each Contract Year but only one loan can be  outstanding at any time.
The  Internal  Revenue  Code  requires  aggregation  of  all  loans  made  to an individual employee under a single employer plan. However, since the Company has no information concerning  outstanding loans with other providers,  we will only use information  available under annuity contracts issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

     When an eligible  Owner takes a loan,  Contract Value in an amount equal to the loan amount is  transferred  from the  Subaccounts  and/or the Fixed Account into an account called the "Loan  Account," which is an account within the Fixed
Account.  Amounts  allocated  to the Loan  Account  earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company.  Because the Contract Value  maintained in the
Loan  Account  (which  will  earn 3%) will  always  be  equal in  amount  to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less 3%.

     Loans must be repaid within five years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time. All loan payments must be repaid  through  automatic bank draft. Upon receipt of a loan payment,  the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the  Subaccounts  according to your current  instructions  with respect to purchase payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any  required  loan  payment by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by the  Company.  No new  loans  will  be  allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account. If a loan continues to be in default, the total outstanding balance may be deducted from  Contract  Value on or after the  Contractowner  attains age 59
1/2. The Contract will terminate  automatically  if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges.  Because of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

     In the event that you elect to  exchange  your  Contract  for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement  plans which are Qualified  Plans under the provisions of the Internal  Revenue Code  ("Code").  The ultimate  effect of federal income taxes on the amounts  held under a  Contract,  on annuity  payments,  and on the economic  benefits to the Owner,  the  Annuitant,  and the  Beneficiary or other payee  will  depend  upon the type of  retirement  plan,  if any,  for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S  TAXES. A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate  retirement  savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contract comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must  generally be  distributed  or begin to be  distributed  not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date").
Periodic  distributions  must not extend  beyond the life of the employee or the lives of the employee and a designated  beneficiary (or over a period  extending beyond the life  expectancy of the employee or the joint life  expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2;  (ii) has a severance  from  employment;  (iii) dies;  (iv)
becomes  disabled;  or (v)  incurs a  financial  hardship  (earnings  may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTION 408 AND 408A. INDIVIDUAL  RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be purchased as a traditional  IRA. The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish  them from "Roth IRAs,"
which are described below.

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000

   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the  Contract  for use  with  traditional  IRAs may be  subject  to special  requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other  appropriate  agency,  and will have the right to revoke the
Contract  under certain  circumstances.  See the IRA  Disclosure  Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 403(b) of the Code; however, the required beginning date for traditional
IRAs is  generally  the date that the  contract  owner  reaches  age 70 1/2--the contract  owner's  retirement  date, if any, will not affect his or her required beginning  date.  See "Section  403(b)."  Distributions  from IRAs are generally taxed under Code Section 72. Under these rules,  a portion of each  distribution may be  excludable  from income.  The amount  excludable  from the  individual's income  is the  amount of the  distribution  that  bears  the same  ratio as the individual's nondeductible  contributions bears to the expected return under the
IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA.  The  Contract  may be  purchased  as a Roth IRA.  Regular contributions may be made to a Roth IRA up to the same contribution  limits that apply to traditional  IRA  contributions.  The regular  contribution  limits are phased out for  taxpayers  with  $95,000 to $110,000 in  adjusted  gross  income
($150,000  to  $160,000  for married  filing  joint  returns).  Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

     Regular  contributions to a Roth IRA are not deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules  during  the  Contractowner's  lifetime.  Generally,  however,  the amount remaining  in a Roth  IRA  after  the  Contractowner's  death  must  begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any  portion of the  balance to the credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

     An "eligible  retirement  plan" will be another  Section  403(b) plan, or a traditional  individual  retirement account or annuity described in Code Section
408.

     A Section  403(b) plan must  generally  provide a participant  receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective Owner considering  adoption of a Qualified Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General  Account.  The Company also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contract,  the  Separate  Account  may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining  Subaccounts,  and the total return of all  Subaccounts  may appear in advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical  investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the 7-day  yield would be  received  for 52 weeks,  stated in terms of an annual percentage  return on the  investment).  "Effective  yield" for the Money Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase  until  December 2002, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus does not include all of the information  included in the Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three  years in the period  ended  December  31,  2002,  are included in the  Statement  of  Additional  Information.  There are no financial statements of Variable  Annuity Account XIV - AEA  Valuebuilder  included in the
Statement of Additional  Information  as no amounts had been  deposited  therein under the Contract through December 31, 2002.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES AND STRATEGIES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
  There is no guarantee that the investment objectives and strategies of any
  Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED
BY CALLING 1-800-888-2461.

AIM GROWTH SERIES -- AIM Growth Series is organized as a Delaware business trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end  series  management  investment  company  consisting  of four  separate series.

     AIM BASIC  VALUE FUND  (CLASS A).  AIM Basic  Value Fund (the  "Fund") is a
separate series of the AIM Growth Series.  A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 65% of its  total  assets  in  equity  securities  of U.S.  issuers  that  have  market capitalizations  of greater  than $500 million and that the  portfolio  managers believe to be  undervalued  in  relation  to  long-term  earning  power or other factors.  The Fund may also  invest  up to 35% of its  total  assets  in  equity securities of U.S.  issuers that have market  capitalizations  of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by
U.S. issuers.  The Fund may also invest up to 25% of its total assets in foreign securities.

     AIM MID CAP CORE  EQUITY  FUND  (CLASS  A).  AIM Mid Cap Core  Equity  Fund
(formerly  AIM Mid Cap  Equity  Fund) (the  "Fund") is a separate  series of AIM
Growth Series. A I M Advisors,  Inc.,  located at 11 Greenway Plaza,  Suite 100,
Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in equity securities,  including convertible  securities,  of mid-cap companies. In complying  with the 80%  investment  requirement,  the  Fund's  investments  may include synthetic  instruments.  Synthetic instruments are investments that have economic  characteristics  similar to the  Fund's  direct  investments,  and may include warrants,  futures,  options,  exchange-traded  funds and ADRs. The Fund considers a company to be a mid-cap  company if it has a market  capitalization, at the  time  of  purchase,  within  the  range  of  market  capitalizations  of companies,  included in the Russell  Midcap(TM)  Index. The Russell Midcap Index
measures the  performance of the 800 companies in the Russell 1000(R) Index with the lowest market capitalization.  These companies are considered representative of  medium-sized  companies.  The Fund may invest up to 20% of its net assets in equity  securities  of  companies in other  market  capitalization  ranges or in investment-grade debt securities.

     AIM SMALL CAP GROWTH FUND (CLASS A). AIM Small Cap Growth Fund (the "Fund")
is a separate series of AIM Growth Series. A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in small-cap companies. In complying with the 80% investment requirement,  the Fund will invest primarily in marketable  equity  securities,  including  convertible securities, but its investments may include other securities,  such as synthetic
instruments.   Synthetic   instruments  are   investments   that  have  economic
characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase,  within the range of market capitalizations of companies,  included in the Russell  2000(R)  Index.  The Russell 2000 Index is a widely  recognized, unmanaged  index of common  stocks that  measures the  performance  of the 2,000 smallest  companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S.  companies based on total market  capitalization.  The
Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations,  at the time of purchase, outside of the range of market  capitalizations  of companies included in the Russell 2000 Index, and in investment-grade  non-convertible debt securities, U.S. government securities and high-quality money market instruments.

     In selecting  investments,  the portfolio  managers seek to identify  those companies that have strong earnings  momentum or demonstrate other potential for growth of capital.

AIM EQUITY FUNDS -- AIM Equity Funds is organized as a Delaware  business  trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management  investment  company  consisting of thirteen separate series.

     AIM BLUE CHIP FUND (CLASS A). AIM Blue Chip Fund (the "Fund") is a separate series of AIM Equity Funds. A I M Advisors,  Inc., located at 11 Greenway Plaza,
Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term growth of capital with a  secondary  objective  of  current  income.  The  Fund  seeks to meet its objectives  by  investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in blue chip  companies.  In complying with the 80% investment requirement,  the Fund may invest primarily in
marketable  equity  securities,   including  convertible  securities,   but  its
investments  may  include  other  securities,  such  as  synthetic  instruments.
Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments,  which may include warrants, futures, options, exchange-traded  funds and ADRs.  The Fund  considers a blue chip  company to be large and medium sized companies (i.e.,  companies which fall in the largest 85%
of market  capitalization  of  publicly  traded  companies  listed in the United
States)  with  leading   market   positions  and  which  possess  the  following
characteristics:

o    Market  Characteristics  - Companies that occupy (or in AIM's judgment have the potential to occupy)  leading market  positions that are expected to be maintained or enhanced over time. Strong market positions,  particularly in growing  industries,  can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified  within an industry as those  companies  that have (i)  superior growth prospects  compared with other companies in the same industry;  (ii)
     possession  of  proprietary  technology  with the  potential to bring about major  changes  within an industry;  and/or (iii)  leading  sales within an industry, or the potential to become a market leader.

o    Financial  Characteristics  -  Companies  that  possess at least one of the following  attributes:  (i) faster earnings growth than its competitors and the  market  in  general;  (ii)  higher  profit  margins  relative  to  its competitors;  (iii) strong cash flow  relative to its  competitors;  and/or
     (iv) a balance sheet with  relatively  low debt and a high return on equity relative to its competitors.

The portfolio managers consider whether to sell a particular  security when they believe the issuer of the  security no longer is a market  leader,  and/or it no longer has the  characteristics  described  above.  When the portfolio  managers believe securities other than marketable equity securities offer the opportunity for  long-term  growth of capital  and  current  income,  the Fund may invest in
United States governmental securities and high-quality debt securities. The Fund may also  invest  up to 25% of its  total  assets  in  foreign  securities.  Any percentage  limitations  with  respect to assets of the Fund are  applied at the time of purchase.

AMERICAN  CENTURY(R)INVESTMENTS,  INC.-- American Century  Investments,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

     AMERICAN CENTURY  HERITAGE FUND (ADVISOR CLASS).  American Century Heritage
Fund (the  "Fund") is a separate  Fund of  American  Century  Investments,  Inc.
American  Century  Investment  Management,  Inc.,  located at 4500 Main  Street,
Kansas City, Missouri, 64111, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. The
Fund generally  invests in common stocks of companies that are  medium-sized and smaller at the time of purchase, although it may purchase companies of any size.
The Fund  managers  look for stocks of companies  they believe will  increase in value  over time,  using a growth  investment  strategy  developed  by  American
Century  Investment  Management,  Inc.  This strategy  looks for companies  with earnings and revenues that are growing at a successively  faster or accelerating pace. The Fund will usually  purchase  common stocks,  but it can purchase other types of  securities  as well,  such as domestic and foreign  preferred  stocks, convertible debt securities,  equity-equivalent securities,  non-leveraged stock index futures contracts and options, notes, bonds and other debt securities. The
Fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations,  except for convertible debt  securities,  which may be rated below investment grade.

     Although  most of the Fund's  assets will be  invested  in U.S.  companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign
companies.   Foreign   investing   involves  special  risks  such  as  political
instability and currency fluctuation.

     AMERICAN CENTURY SELECT FUND (ADVISOR CLASS).  American Century Select Fund
(the "Fund") is a separate Fund of American Century  Investments,  Inc. American
Century Investment  Management,  Inc., located at 4500 Main Street, Kansas City,
Missouri, 64111, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. The
Fund  generally  invests in common stocks of larger  companies,  although it may purchase  companies of any size.  The Fund managers look for stocks of companies they  believe  will  increase  in value  over  time,  using a growth  investment strategy developed by American Century Investment Management, Inc. This strategy
looks  for  companies   with  earnings  and  revenues  that  are  growing  at  a
successively  faster or accelerating pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well, such as domestic and foreign  preferred  stocks,  convertible debt securities,  equity-equivalent securities,  non-leveraged  stock index futures  contracts  and options,  notes, bonds and other debt securities.  The Fund generally limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

     Although  most of the Fund's  assets will be  invested  in U.S.  companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign
companies.   Foreign   investing   involves  special  risks  such  as  political
instability and currency fluctuation.

     AMERICAN  CENTURY  EQUITY INCOME FUND  (ADVISOR  CLASS).  American  Century
Equity  Income  Fund  (the  "Fund")  is a  separate  Fund  of  American  Century
Investments,  Inc. American Century Investment Management, Inc., located at 4500
Main Street,  Kansas City, Missouri,  64111, serves as investment adviser of the
Fund.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek to provide  current income.
Capital appreciation is a secondary objective. The Fund managers look for stocks with favorable dividend-paying history that have prospects for dividend payments to continue or increase. The Fund, under normal market circumstances, intends to keep at least 85% of its assets  invested  in  income-paying  securities  and at least 65% of its assets in U.S. equity securities. The Fund may invest a portion of its assets in  convertible  debt  securities,  equity-equivalent  securities,
foreign   securities,   debt  securities  of  companies,   debt  obligations  of
governments and their agencies,  non-leveraged stock index futures contracts and other similar securities.

     AMERICAN  CENTURY  INTERNATIONAL  GROWTH  FUND  (ADVISOR  CLASS).  American
Century  International  Growth Fund (the "Fund") is a separate  Fund of American
Century Investments,  Inc. American Century Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri,  64111, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund managers  use  a  growth  investment  strategy  developed  by  American  Century
Investment  Management,  Inc. to invest in stocks of foreign companies that they believe  will  increase  in value over time.  This  strategy  looks for  foreign companies with earnings and revenue  growth.  The Fund's assets will be invested primarily in equity  securities of companies located in at least three developed countries (excluding the United States). The Fund may also purchase domestic and
foreign  preferred  stocks,   convertible  debt  securities,   equity-equivalent
securities,  forward  currency  exchange  contracts,  non-leveraged  futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign  governments and their agencies.  Foreign investing involves special risks such as political instability and currency fluctuations.

ARIEL MUTUAL FUNDS -- Ariel  Mutual Funds are series of Ariel  Investment  Trust which is registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

     ARIEL  FUND.  Ariel Fund (the  "Fund") is a separate  Fund of Ariel  Mutual
Funds. Ariel Capital Management, Inc., located at 200 East Randolph Drive, Suite
2900, Chicago, Illinois, 60601, serves as investment adviser of the Fund.

     INVESTMENT   OBJECTIVE   AND   STRATEGIES:   To  seek   long-term   capital
appreciation.  To pursue this goal, the Fund invests  primarily in the stocks of small  companies  with a market  capitalization  under $2 billion at the time of investment.  The Fund  seeks  to  invest  in sound  companies  that  many  other institutional  investors have  misunderstood  or ignored.  These companies share three  attributes  that the Fund's  adviser  believes  should  result in capital appreciation  over time:  (1) a product or service whose strong brand  franchise and loyal customer base pose formidable barriers to potential  competition;  (2)
capable,  dedicated  management;  (3) a solid  balance sheet with high levels of cash flow and a low burden of debt. The Fund's adviser holds  investments  for a relatively long period of time--typically three to five years.

     ARIEL  PREMIER BOND FUND  (INVESTOR  CLASS).  Ariel Premier Bond Fund ("the
Fund") is a separate Fund of Ariel Mutual Funds. Ariel Capital Management, Inc.,
located at 200 East Randolph Drive, Suite 2900, Chicago, Illinois, 60601, serves as investment  adviser of the Fund and Lincoln  Capital Fixed Income  Management
Company,  LLC located at 200 South Wacker Drive, Suite 2100, Chicago,  Illinois,
60606 serves as investment sub-adviser of the Fund.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To maximize  total return through a combination of income and capital appreciation.  Under normal market conditions, the Fund  invests  at least  80% of its net  assets  (calculated  at the time of investment)  in high quality  fixed-income  securities  for which a ready market exists. If the securities are private sector issues--corporate bonds, commercial paper or bonds  secured by assets  such as home  mortgages--generally  they must have earned an "A" rating or better  from a  nationally  recognized  statistical rating  organization,  such as Moody's Investors  Service,  Standard & Poor's or
Fitch IBCA Duff & Phelps.  The Fund's adviser also considers all bonds issued by the U.S. government and its agencies to be high quality.

CALAMOS  INVESTMENT  TRUST -- Calamos  Investment  Trust is registered under the
Investment  Company Act of 1940, as amended,  as a series management  investment company.

     CALAMOS  GROWTH  FUND  (CLASS A).  Calamos  Growth  Fund (the  "Fund") is a
separate series of Calamos Investment Trust. Calamos(R) Asset Management,  Inc.,
located at 1111 E. Warrenville Road, Naperville, Illinois, 60563-1463, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. In pursuing  the  objective  of the Fund,  Calamos  Asset  Management,  Inc.  seeks securities  that,  in its  opinion,  are  undervalued  and  offer  above-average potential for earnings growth coupled with financial strength and stability. The
Fund's portfolio may include securities of well-established companies with large market  capitalizations as well as small,  unseasoned companies.  Although it is anticipated that the Fund will invest primarily in equity  securities,  the Fund may invest in convertible  securities,  preferred stocks and obligations such as bonds,  debentures  and notes that, in the opinion of Calamos Asset  Management,
Inc.,  present  opportunities for capital  appreciation.  The Fund may engage in active and frequent trading of portfolio securities.

     CALAMOS  GROWTH AND INCOME FUND (CLASS A).  Calamos  Growth and Income Fund
(the "Fund") is a separate series of Calamos Investment Trust.  Calamos(R) Asset
Management,  Inc.,  located at 1111 E. Warrenville Road,  Naperville,  Illinois,
60563-1463, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek high long-term total return through growth and current income.  The Fund invests  primarily in a diversified portfolio  of  convertible,  equity  and  fixed-income  securities,  with  equal emphasis on capital appreciation and current income. The convertible  securities may be either debt  securities  or preferred  stocks that can be  exchanged  for common  stock.  The  average  term to  maturity  of the  convertible  securities purchased by the Fund will typically  range from five to ten years. In addition, a  significant  portion of the Fund's  convertible  securities  investments  are comprised of securities  that have not been registered for public sale, but that are eligible for purchase  and sale by certain  qualified  institutional  buyers
(Rule 144A securities).

     The Fund's assets not invested in  convertible  securities  are invested in common stocks that, in its opinion,  provide opportunities for long-term capital appreciation,  or in other securities as described in the Fund's prospectus. The
Fund generally invests in smaller and medium-sized companies,  the securities of which tend to be more  volatile  and less liquid than the  securities  of larger companies.  In  addition,  the  Fund may  invest  without  limit  in high  yield fixed-income securities (often referred to as "junk bonds").

     DREYFUS  APPRECIATION  FUND,  INC.-- Dreyfus  Appreciation  Fund, Inc. (the
"Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek  long-term  capital  growth consistent  with the  preservation  of capital.  Its  secondary  goal is current income.  To pursue these goals,  the Fund generally  invests at least 80% of its net assets in the common stock of U.S. and foreign  companies.  The Fund focuses on "blue-chip" companies with total market values of more than $5 billion. These established  companies have  demonstrated  sustained  patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

     In choosing stocks,  the Fund looks for growth companies.  The Fund is also alert to companies which it considers  undervalued in terms of earnings,  assets or growth prospects.  The Fund generally maintains relatively large positions in the securities it purchases.

     The Fund employs a "buy-and-hold"  investment  strategy,  and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits.

DREYFUS GROWTH AND VALUE FUNDS,  INC.-- Dreyfus Growth and Value Funds,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company, consisting of nine series.

     DREYFUS PREMIER  STRATEGIC VALUE FUND (CLASS A). Dreyfus Premier  Strategic
Value Fund (the "Fund") is a separate  series of Dreyfus Growth and Value Funds,
Inc. The Dreyfus  Corporation,  located at 200 Park Avenue,  New York, New York,
10166, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  appreciation.  To pursue  this goal,  the Fund  invests at least 80% of its assets in stocks.  The
Fund's  stock  investments  may  include  common  stocks,  preferred  stocks and convertible  securities,  including those purchased in initial public offerings.
The Fund's portfolio manager identifies potential  investments through extensive quantitative and fundamental  research.  The Fund will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

o    value,  or how a stock is valued  relative to its intrinsic  worth based on traditional value measures

o    business  health,  or overall  efficiency and  profitability as measured by return on assets and return on equity

o    business  momentum,  or the  presence  of a catalyst  (such as a  corporate restructuring,  change in management or spin-off) that will trigger a price increase near term to midterm

     The Fund  typically  sells a stock when it is no longer  considered a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows  deteriorating  fundamentals or falls short of the manager's expectations.

     At  times,  the Fund  may  engage  in  short-selling,  hedging  techniques, overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

     DREYFUS  MIDCAP  VALUE FUND.  Dreyfus  Midcap  Value Fund (the "Fund") is a
separate series of Dreyfus Growth and Value Funds, Inc. The Dreyfus Corporation,
located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek to surpass the performance of the Russell  Midcap Value Index.  To pursue this goal, the Fund invests at least
80% of its  assets in midcap  stocks  with  market  capitalizations  between  $1 billion and $25 billion at the time of  purchase.  Because the Fund may continue to hold a security whose market  capitalization  grows, a substantial portion of the Fund's holdings can have market  capitalizations in excess of $25 billion at any given  time.  The  Fund's  stock  investments  may  include  common  stocks, preferred  stocks and convertible  securities of both U.S. and foreign  issuers, including those purchased in initial public offerings.

     The Fund's  portfolio  manager  identifies  potential  investments  through extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

o    value,  or how a stock is valued  relative to its intrinsic  worth based on traditional value measures

o    business  health,  or overall  efficiency and  profitability as measured by return on assets and return on equity

o    business  momentum,  or the  presence  of a catalyst  (such as a  corporate restructuring,  change in management or spin-off) that will trigger a price increase near term to midterm

     The Fund  typically  sells a stock when it is no longer  considered a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows deteriorating  fundamentals or declining momentum,  or falls short of the portfolio manager's expectations.

     GENERAL MONEY MARKET FUND (CLASS B). General Money Market Fund (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek as high a level of current income as is consistent with the  preservation of capital.  To pursue this goal, the Fund invests in a  diversified  portfolio of high quality,  short-term  debt securities, including the following:

o    securities  issued or guaranteed by the U.S.  government or its agencies or instrumentalities

o    certificates  of deposit,  time deposits,  bankers'  acceptances  and other short-term  securities  issued  by  domestic  or  foreign  banks  or  their subsidiaries or branches

o    repurchase agreements

o    asset-backed securities

o    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate obligations, including those with floating or variable rates of interest

o    dollar-denominated  obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

     Normally,  the Fund  invests at least 25% of its net assets in  domestic or dollar-denominated foreign bank obligations.

FIDELITY  ADVISOR  SERIES -- Fidelity  Advisor  Series is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

     FIDELITY(R)  ADVISOR VALUE  STRATEGIES FUND (CLASS T). The Fidelity Advisor
Value  Strategies  Fund (the  "Fund') is a separate  series of Fidelity  Advisor
Series. Fidelity Management & Research Company, located at 82 Devonshire Street,
Boston, Massachusetts, 02109, serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE: To seek capital appreciation.

     INVESTMENT  STRATEGIES:  The Fund normally  invests its assets primarily in common  stocks.  The Fund  invests in  securities  of  companies  that  Fidelity
Management & Research  Company  believes are  undervalued in the  marketplace in relation to factors  such as the assets,  earnings,  or growth  potential.  (The stocks of these companies are often called "value"  stocks.) The Fund focuses on investments in securities  issued by medium-sized  companies,  but may also make substantial investments in securities issued by larger or smaller companies. The
Fund may  invest  in  domestic  and  foreign  issuers.  In  buying  and  selling securities  for the Fund,  Fidelity  Management  &  Research  Company  relies on fundamental  analysis of each issuer and its  potential  for success in light of its current financial  condition,  its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

     FIDELITY(R)  ADVISOR  DIVIDEND  GROWTH  FUND  (CLASS T).  Fidelity  Advisor
Dividend  Growth  Fund (the  "Fund") is a separate  series of  Fidelity  Advisor
Series. Fidelity Management & Research Company, located at 82 Devonshire Street,
Boston, Massachusetts, 02109, serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE: To seek capital appreciation.

     INVESTMENT  STRATEGIES:  The Fund  normally  invests  primarily  in  common stocks.  The Fund normally invests at least 80% of its total assets in companies that  Fidelity  Management & Research  Company  believes  have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently  paid.  The Fund may invest in domestic and foreign  issuers.
Fidelity  Management  &  Research  Company  uses  fundamental  analysis  of each issuer's  financial  condition  and  industry  position  and market and economic conditions to select investments for the Fund.

     FIDELITY(R)  ADVISOR MID CAP FUND (CLASS T). Fidelity  Advisor Mid Cap Fund
(the  "Fund")  is  a  separate  series  of  Fidelity  Advisor  Series.  Fidelity
Management  &  Research  Company,  located  at  82  Devonshire  Street,  Boston,
Massachusetts, 02109, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE: To seek long-term growth of capital.

     INVESTMENT  STRATEGIES:  The  Investment  Manager,  Fidelity  Management  &
Research  Company,  normally  invests at least 80% of the Fund's total assets in securities  of  companies  with medium  market  capitalization.  The  Investment
Manager may also invest the Fund's  assets in  companies  with smaller or larger market capitalizations.

     The  Investment  Manager  may  invest the Fund's  assets in  securities  of foreign issuers in addition to securities of domestic issuers.

     The Investment  Manager is not  constrained  by any  particular  investment style. At any given time, the Investment Manager may tend to buy "growth" stocks or "value"  stocks,  or a  combination  of both  types.  In buying  and  selling securities for the Fund, the Investment  Manager relies on fundamental  analysis of each issuer and its potential  for success in light of its current  financial condition,  its industry position,  and economic and market conditions.  Factors considered include growth potential, earnings estimates, and management.

     The   Investment   Manager   may  also  lend  the  Fund's   securities   to
broker-dealers or other institutions to earn income for the Fund.

     The  Investment  Manager  may use  various  techniques,  such as buying and selling  futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing  security prices or other factors that affect security  values.  If the
Investment  Manager's  strategies  do not  work as  intended,  the  Fund may not achieve its objective.

     FIDELITY(R)  ADVISOR  INTERNATIONAL  CAPITAL  APPRECIATION  FUND (CLASS T).
Fidelity Advisor  International Capital Appreciation Fund (the "Fund") is a fund of Fidelity  Advisor  Series.  Fidelity  Advisor Series is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company  organized as a  Massachusetts  business  trust.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE: To seek long-term growth of capital.

     INVESTMENT  STRATEGIES:  The  Investment  Manager,  Fidelity  Management  &
Research Company, normally invests primarily in non-U.S.  securities,  including securities  of issuers  located in  emerging  markets.  The  Investment  Manager normally invests the fund's assets primarily in common stocks.

     The   Investment   Manager   may  also  lend  the  Fund's   securities   to
broker-dealers or other institutions to earn income for the Fund.

     The  Investment  Manager  may use  various  techniques,  such as buying and selling  futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing  security prices or other factors that affect security  values.  If the
Investment  Manager's  strategies  do not  work as  intended,  the  Fund may not achieve its objective.

INVESCO STOCK FUNDS,  INC.-- INVESCO Stock Funds,  Inc. is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of seven series, one of which is represented herein.

     INVESCO  DYNAMICS FUND (CLASS K).  INVESCO  Dynamics Fund (the "Fund") is a
separate series of INVESCO Stock Funds, Inc. INVESCO Funds Group,  Inc., located at 7800 East Union Avenue, Denver, Colorado, serves as the investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek growth of capital.  The Fund pursues its  objective  by  investing  primarily  in common  stocks of mid-sized companies--those with market capitalizations  between $2 billion and $15 billion at the time of  purchase--but  also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.

     The core of the Fund's  portfolio is invested in securities of  established companies that are leaders in attractive growth markets with a history of strong returns.  The  remainder of the portfolio is invested in securities of companies that show accelerating growth,  driven by product cycles,  favorable industry or sector  conditions  and other  factors that INVESCO  believes will lead to rapid sales or earnings growth.

     The Fund's  strategy relies on many short-term  factors  including  current information about a company,  investor interest,  price movements of a company's securities and general market and monetary conditions.  Consequently, the Fund's investments are usually bought and sold relatively frequently.

     While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller  companies.  The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

INVESCO SECTOR FUNDS,  INC.-- INVESCO Sector Funds, Inc. is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of nine series, one of which is represented herein.

     INVESCO  TECHNOLOGY FUND (CLASS K). INVESCO Technology Fund (the "Fund") is
a separate  series of INVESCO  Sector Funds,  Inc.  INVESCO  Funds Group,  Inc.,
located  at 7800 East  Union  Avenue,  Denver,  Colorado,  serves as the  Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek growth of capital.  The Fund
invests   primarily  in  the  equity   securities   of   companies   engaged  in
technology-related  industries.  These include,  but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting,  software,  telecommunications  equipment and services, office and factory  automation,  networking,  robotics and video.  Many of these products  and services  are subject to rapid  obsolescence,  which may lower the market value of the securities of the companies in this sector.

     A core  portion of the  Fund's  portfolio  is  invested  in  market-leading technology companies that INVESCO, the Fund's adviser, believes will maintain or improve their market share  regardless  of overall  economic  conditions.  These companies are usually large,  established  firms that are leaders in their field and have a strategic advantage over many of their competitors.  The remainder of the Fund's  portfolio  consists  of  faster-growing,  more  volatile  technology companies  that INVESCO  believes to be emerging  leaders in their  fields.  The market prices of these  companies  tend to rise and fall more rapidly than those of larger, more established companies.

PIMCO FUNDS -- PIMCO Funds is  registered  under the  Investment  Company Act of
1940, as amended, as an open-end management investment company.

     PIMCO HIGH YIELD FUND  (CLASS A).  PIMCO High Yield Fund (the  "Fund") is a
separate  series of the  PIMCO  Funds:  Pacific  Investment  Management  Series.
Pacific Investment  Management Company LLC, located at 840 Newport Center Drive,
Suite 300, Newport Beach,  California,  92660,  serves as the Fund's  investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:   To  seek  maximum  total  return,
consistent with preservation of capital and prudent  investment  management.  To pursue this goal,  the Fund invests under normal  circumstances  at least 80% of its assets in a diversified  portfolio of high yield  securities  ("junk bonds")
rated  below  investment  grade but rated at least B by  Moody's  or  Standard &
Poor's,  or, if unrated,  determined  by the Fund's  adviser to be of comparable quality.  The remainder of the Fund's assets may be invested in investment grade fixed income  instruments.  The average portfolio duration of this Fund normally varies  within a two- to  six-year  timeframe  based  on  PIMCO's  forecast  for interest rates. The Fund may invest up to 15% of its assets in  euro-denominated securities and may invest without limit in U.S.  dollar-denominated  securities.
The Fund will normally  hedge at least 75% of its exposure to the euro to reduce the risk of loss due to  fluctuations in currency  exchange rates.  The Fund may invest  up to 25% of its  assets in  derivative  instruments,  such as  options, futures  contracts or swap agreements.  The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to earn income and may,  without  limitation,  seek to obtain market exposure to the  securities  in which it  primarily  invests  by  entering  into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

SECURITY INCOME FUND -- Security Income Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of three series, two of which are represented herein.

     SECURITY CAPITAL PRESERVATION FUND (CLASS A). Security Capital Preservation
Fund (the "Fund") is a separate series of Security Income Fund. The Fund invests all of its  assets  in a master  portfolio  (the  "Portfolio").  Deutsche  Asset
Management, Inc., 280 Park Avenue, New York, New York 10017 serves as investment adviser of the Portfolio.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek a high level of current income while  seeking to  maintain  a stable  value per share.  The Fund,  through  the
Portfolio,  seeks to achieve its goal by investing in fixed income securities of varying maturities,  money market instruments and futures and options (including futures  and  options  traded on  foreign  exchanges,  such as bonds and  equity indices of foreign  countries).  The Fund  attempts to  maintain a stable  share value by entering into  contracts,  called  Wrapper  Agreements,  with financial institutions, such as insurance companies or banks.

     SECURITY  DIVERSIFIED  INCOME FUND (CLASS A). Security  Diversified  Income
Fund (the  "Fund")  is a  separate  series of  Security  Income  Fund.  Security
Management Company,  LLC, One Security Benefit Place, Topeka,  Kansas, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek a high  level of  interest income with security of principal. The Fund pursues its objective,  under normal market  conditions,  by  investing  primarily  in  a  diversified  portfolio  of investment  grade  debt  securities.  The Fund  expects  to  maintain a weighted average  duration of three to ten years.  The debt  securities in which the Fund invests will  primarily  be domestic  securities,  but may also  include  dollar denominated  foreign  securities.  Some of the asset  classes  in which the Fund invests may include investment grade corporate debt securities,  high yield debt securities  (also  known  as "junk  bonds"),  investment  grade  mortgage-backed securities,  investment  grade  asset-backed  securities,  and  U.S.  Government securities.  The Fund may also  invest a portion of its  assets in  options  and futures contracts.

SECURITY EQUITY FUND -- Security Equity Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of nine series, six of which are represented herein.

     SECURITY  GLOBAL SERIES (CLASS A). Security Global Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as the Fund's investment
Adviser.  Security  Management Company has engaged  OppenheimerFunds,  Inc., 498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term  growth of capital primarily through investment in securities of companies in foreign countries and the United  States.  The Fund pursues its objective by  investing,  under normal market conditions, in a diversified portfolio of securities with at least 65% of its total  assets in at least  three  countries,  one of which may be the United
States.  The Fund  primarily  invests in foreign and domestic  common  stocks or convertible stocks of growth-oriented  companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments.  The Fund may actively trade its investments without regard to the  length of time they have been owned by the Fund.  Investments  in debt securities may be made when market conditions are uncertain.  The Fund also may invest a portion of its assets in  options,  futures  contracts  and foreign currencies, which may be used to hedge the Fund's portfolio, to increase returns or to  maintain  exposure  to the equity  markets.  The Fund may also  invest in emerging market countries.

     SECURITY  EQUITY SERIES (CLASS A). Security Equity Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a widely-diversified  portfolio of equity  securities,  which may include American
Depositary  Receipts  ("ADRs") and  convertible  securities.  The Fund typically invests in the equity  securities  of  companies  whose total market value is $5 billion or greater at the time of purchase.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.  The Fund may invest in a variety of investment companies,  including those that seek to track the  composition  and  performance of a specific index.
The Fund may use these  index-based  investments  as a way of managing  its cash position,  to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

     SECURITY  LARGE CAP  GROWTH  SERIES  (CLASS A).  Security  Large Cap Growth
Series  (the  "Fund") is  separate  series of  Security  Equity  Fund.  Security
Management  Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,
serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net assets (plus borrowings for investment  purposes) in common stock and other equity securities of large capitalization companies that, in the opinion of Security Management Company, have long-term capital growth potential.
The Fund  defines  large  capitalization  companies  as those whose total market value is at least $5 billion at the time of purchase. The Fund invests primarily in a portfolio of common  stocks,  which may include  ADRs and other  securities with common stock  characteristics,  such as securities  convertible into common stocks.  The Fund is non-diversified as defined in the Investment Company Act of
1940,  which  means that it may hold a larger  position  in a smaller  number of
securities  than  a  diversified   fund.  The  Fund  may  also  concentrate  its
investments  in a  particular  industry  that  represents  20%  or  more  of its benchmark index, the Russell 1000 Growth Index.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

     SECURITY MID CAP VALUE SERIES (CLASS A). Security Mid Cap Value Series (the
"Fund") is separate series of Security Equity Fund. Security Management Company,
LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a diversified  portfolio of equity  securities  that, when purchased,  have market capitalizations  that are similar to those of  companies  in the S&P Mid Cap 400
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations  that range from $135  million to $8 billion.  The Fund may also invest in ADRs.  The Fund  typically  invests in equity  securities  that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the  nature  of the value  companies,  the  securities  included  in the  Fund's portfolio  typically  consist of small- to medium-sized  companies.  The Fund is
subject  to  the  risks  associated  with  investing  in  small   capitalization
companies.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

     SECURITY  SMALL CAP  GROWTH  SERIES  (CLASS A).  Security  Small Cap Growth
Series (the  "Fund") is a separate  series of  Security  Equity  Fund.  Security
Management  Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,
serves as the Fund's investment adviser. Security Management Company has engaged
RS  Investment  Management,  L.P.  ("RS  Investment"),  388 Market  Street,  San
Francisco,  California  94111, to provide  investment  advisory  services to the
Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its  investment  objective by  investing,  under normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes) in equity securities of companies with market  capitalizations of $750 million or less at the time of investment that, in the opinion of RS Investment, have the  potential  for  long-term  capital  growth.  The Fund may  invest  the remainder of its assets in  securities  of  companies of any size.  The Fund may also engage in short  sales of  securities  it expects to decline in price.  The
Fund  will   likely   invest  a  portion  of  its  assets  in   technology   and
Internet-related companies.

     In selecting  investments  for the Fund, RS Investment  looks for companies with sustainable revenue and earnings growth,  companies that have a sustainable
competitive   advantage,   superior   financial   characteristics,   and  strong
management;  and companies that are under-followed by Wall Street analysts.  The
Fund may sell a stock  when RS  Investment  believes  that a  company  no longer provides  these  advantages  or that the stock's  price fully  reflects  what RS
Investment believes to be the company's value.

     SECURITY SOCIAL  AWARENESS  SERIES (CLASS A). Social  Awareness Series (the
"Fund")  is a separate  series of  Security  Equity  Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment Adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation. The Fund pursues its  objective  by  investing,  under  normal  market  conditions,  in a
well-diversified   portfolio  of  equity  securities  that  Security  Management
Company,  LLC believes  have  above-average  earnings  potential  and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social IndexSM, which companies will be deemed to comply with the Fund's social criteria. The Fund typically invests in the common stock of companies whose total market value is $5 billion or greater at the time of purchase.

SECURITY  LARGE CAP VALUE  FUND --  Security  Large  Cap  Value  Fund  (formerly
Security Growth and Income Fund) (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company.
Security Management  Company,  LLC, One Security Benefit Place,  Topeka,  Kansas
66636, serves as the Fund's investment adviser.  Security Management Company has engaged The Dreyfus  Corporation,  200 Park Avenue, New York, New York 10166, to
provide investment advisory services to the Fund.

     INVESTMENT OBJECTIVES AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least  80% of its net  assets  (plus  borrowings  for  investment  purposes)  in large-capitalization  value  companies  (those  whose total  market  value is $5 billion or greater at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred stocks and convertible securities of both U.S.
and U.S.  dollar-denominated  foreign issuers.  The Fund may invest a portion of its assets in options and futures contracts.

SECURITY MID CAP GROWTH FUND -- Security Mid Cap Growth Fund (formerly  Security
Ultra Fund) (the "Fund") is registered under the Investment Company Act of 1940, as amended,  as an open-end management  investment company.  Security Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation. The Fund pursues its objective by investing, under normal market conditions, at least 80%
of its net assets (plus  borrowings  for  investment  purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of companies  in the S&P Mid Cap 400 Index.  The index currently  consists of securities of companies with  capitalizations  that range from $135 million to $8 billion.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

STRONG  CONSERVATIVE EQUITY FUNDS, INC.-- Strong Conservative Equity Funds, Inc.
is registered as an open-end management  investment company under the Investment
Company Act of 1940, as amended.

     STRONG GROWTH AND INCOME FUND (ADVISOR CLASS). The Strong Growth and Income
Fund (the "Fund") is a separate series of Strong Conservative Equity Funds, Inc.
Strong  Capital  Management,   Inc.,  100  Heritage  Reserve,  Menomonee  Falls,
Wisconsin 53051, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek high total return by investing for capital  growth and  income.  The Fund,  under  normal  conditions,  focuses primarily on the stocks of large-capitalization,  dividend-paying U.S. companies that offer the potential for capital growth.  To a limited extent,  the Fund may also invest in foreign-based  companies,  primarily through American  Depositary
Receipts  (ADRs).  The  manager's  investment  philosophy  is that the stocks of companies with strong  relative  earnings growth will perform well over time. To choose  investments,  the manager  focuses on those companies that are improving their returns on invested  capital.  The manager utilizes  fundamental  analysis such as management  interviews and financial  statement  analysis.  In addition, quantitative  analysis is utilized to screen undervalued  securities,  improving returns and earnings growth.

STRONG  EQUITY  FUNDS,  INC.--  Strong  Equity  Funds,  Inc. is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

     STRONG  GROWTH 20 FUND  (ADVISOR  CLASS).  The  Strong  Growth 20 Fund (the
"Fund")  is a  separate  series of Strong  Equity  Funds,  Inc.  Strong  Capital
Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund focuses,  under  normal  conditions,  on stocks of 20 to 30  companies  that its manager believes have favorable  prospects for accelerating  growth of earnings, but are selling at reasonable valuations based on earnings,  cash flow, or asset value.  The portfolio can include stocks of any size. In addition,  the Fund may utilize an active trading  approach and may use derivatives to attempt to manage market or business  risk or to seek to enhance the Fund's  return.  To a limited extent, the Fund may also invest in foreign securities.

     STRONG  ADVISOR  SMALL CAP VALUE FUND (CLASS A).  Strong  Advisor Small Cap
Value Fund (the "Fund") is a separate series of Strong Equity Funds, Inc. Strong
Capital  Management,  Inc., 100 Heritage  Reserve,  Menomonee  Falls,  Wisconsin
53051, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund invests,  under  normal  conditions,  at least  65% of its  assets  in stocks of
small-capitalization   companies  that  its  manager  believes  are  undervalued
relative to the market based on earnings,  cash flow,  or asset value.  The Fund
defines   "small-capitalization   companies"   as   companies   with  a   market
capitalization  substantially  similar to that of  companies in the Russell 2500
Index at the time of investment.  The manager  specifically  looks for companies whose stock prices may benefit from a positive dynamic of change,  such as a new management  team,  a new  product or  service,  a  corporate  restructuring,  an improved  business  plan,  or a change  in the  political,  economic,  or social environment.

     The Fund writes put and call  options.  To a limited  extent,  the Fund may also invest in foreign securities.

STRONG OPPORTUNITY FUND (ADVISOR CLASS). Strong Opportunity Fund (the "Fund") is
a separate series of Strong Equity Funds, Inc. Strong Capital Management,  Inc.,
100 Heritage  Reserve,  Menomonee Falls,  Wisconsin 53051,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund invests, under normal conditions,  primarily in stocks of  medium-capitalization companies  that Strong Capital  Management  believes are  underpriced,  yet have attractive growth prospects.  Strong bases its analysis on a company's  "private market  value"--the  price an  investor  would be  willing to pay for the entire company given its  management,  financial  health,  and growth  potential.  To a limited extent, the Fund may also invest in foreign securities.

VAN KAMPEN EQUITY AND INCOME FUND (CLASS A) -- Van Kampen Equity and Income Fund
(the "Fund") is registered as an open-end  management  investment  company under the  Investment  Company Act of 1940,  as amended.  Van Kampen Asset  Management
Inc., 1 Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek the highest  possible income consistent with safety of principal. Long-term growth of capital is an important secondary  objective.  The Fund seeks to achieve its  investment  objectives  by investing  primarily in  income-producing  equity instruments  (including common stocks,  preferred  stocks and  convertible  securities)  and  investment  grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established,  undervalued companies that Van Kampen Asset Management,  Inc.
believes  offer the  potential for income with safety of principal and long-term growth  of  capital.  The Fund  may  invest  up to 25% of its  total  assets  in securities  of foreign  issuers and may  purchase  and sell  certain  derivative
instruments,   such  as  options,  futures  contracts  and  options  on  futures contracts.

VAN KAMPEN  COMSTOCK FUND (CLASS A) -- Van Kampen  Comstock Fund (the "Fund") is
registered as an open-end  management  investment  company under the  Investment
Company Act of 1940, as amended.  Van Kampen Asset  Management  Inc., 1 Parkview
Plaza,  Oakbrook Terrace,  Illinois 60181,  serves as investment  adviser of the
Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth and income through  investments in equity  securities,  including common stocks,  preferred stocks and securities  convertible  into common and preferred  stocks.  The Fund seeks to achieve its  investment  objective  under normal  market  conditions by investing in a portfolio of equity securities,  consisting principally of common
stocks.   The   Fund   emphasizes   a  value   style   of   investing,   seeking
well-established,  undervalued companies believed by Van Kampen Asset Management to possess the potential for capital  growth and income.  The Fund may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain  derivative  instruments,  such as options,  futures  contracts and options on futures contracts.

VAN KAMPEN AGGRESSIVE GROWTH FUND (CLASS A) -- Van Kampen Aggressive Growth Fund
(the "Fund") is registered as an open-end  management  investment  company under the Investment Company Act of 1940, as amended.  Van Kampen Investment  Advisory
Corp., 1 Parkview Plaza, Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital growth. The Fund seeks to achieve its  investment  objective  under normal  conditions  by investing at least 65% of the Fund's total assets in common stocks or other equity securities of  companies  that  Van  Kampen  Investment  Advisory  Corp.  believes  have an above-average potential for capital growth. The Fund focuses primarily on equity securities of small- and medium-sized companies, although the Fund may invest in larger-sized  companies that Van Kampen Investment  Advisory Corp. believes have an above-average  potential for capital growth. The Fund may invest up to 25% of its total  assets in  securities  of foreign  issuers and may  purchase and sell certain derivative instruments,  such as options,  futures contracts and options on futures contracts.

--------------------------------------------------------------------------------
                    SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                   ISSUED BY:                             MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
   1-800-888-2461
--------------------------------------------------------------------------------

     This Prospectus  describes the Security Benefit Advisor Variable Annuity--a flexible  purchase payment  deferred  variable annuity contract (the "Contract")
offered by Security Benefit Life Insurance Company (the "Company"). The Contract
is available for  individuals  in connection  with a retirement  plan  qualified under Section 403(b),  408 or 408A of the Internal Revenue Code. The Contract is
designed to give you  flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account  XIV -  Security  Benefit  Advisor  Variable  Annuity,  or to the  Fixed
Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying
Fund"). The Subaccounts currently available under the Contract are:

o        AIM Basic Value
o        AIM Mid Cap Core Equity
         (formerly AIM Mid Cap Equity)
o        AIM Small Cap Growth
o        AIM Blue Chip
o        American Century Heritage
o        American Century Select
o        American Century Equity Income
o        American Century International Growth
o        Dreyfus Appreciation
o        Dreyfus Premier Strategic Value
o        Dreyfus Midcap Value
o        Dreyfus General Money Market
o        Fidelity Advisor Value Strategies
o        Fidelity Advisor Dividend Growth
o        Fidelity Advisor Mid Cap
o        Fidelity Advisor International Capital Appreciation*
o        INVESCO Dynamics
o        INVESCO Technology
o        Security Diversified Income
o        Security Global*
o        Security Equity
o        Security Large Cap Value
o        Security Large Cap Growth*
o        Security Capital Preservation
o        Security Mid Cap Growth
o        Security Mid Cap Value
o        Security Small Cap Growth*
o        Security Social Awareness
o        Strong Growth and Income
o        Strong Growth 20*
o        Strong Advisor Small Cap Value*
o        Strong Opportunity*
o        Van Kampen Equity and Income
o        Van Kampen Comstock
o        Van Kampen Aggressive Growth

*These Subaccounts are not available to members of the Teacher Retirement System of Texas who are  employees  of school  districts or  open-enrollment  charter
  schools  purchasing  a  tax-sheltered   annuity  through  a  salary  reduction
  arrangement.

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     Amounts allocated to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account."  Contract Value in the Fixed
Account is guaranteed by the Company.

--------------------------------------------------------------------------------
     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  YOU SHOULD  READ THIS
PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003

--------------------------------------------------------------------------------
             The variable annuity covered by this Prospectus is the
              subject of a pending patent application in the United
                       States Patent and Trademark Office.
--------------------------------------------------------------------------------

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a prospectus for any of the Underlying  Funds by writing Security Benefit at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-888-2461.  The contents  of the  Statement  of  Additional  Information  are set  forth in this
Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

   Teacher Retirement System of Texas -

   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit...................   29
   Enhanced Death Benefit..............................   30
   Combined Enhanced and Annual
     Stepped Up Death Benefit..........................   30
   Combined Enhanced and Guaranteed
     Growth Death Benefit..............................   31
   Combined Enhanced, Annual Stepped Up,

   Waiver of Withdrawal Charge--15 Years or Disability.   33
   Waiver of Withdrawal Charge--10 Years or Disability.   33
   Waiver of Withdrawal Charge--Hardship...............   34
   Waiver of Withdrawal Charge--5 Years and Age 59 1/2.   34

   Tax Status of Security Benefit

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFINITIONS

     Various  terms  commonly  used in this  Prospectus  are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE  OFFICE-- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE -- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT -- The person that you  designate on whose life annuity  payments may be determined.  If you designate Joint  Annuitants,  "Annuitant"  means both
Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which annuity payments are made.

     ANNUITY  START DATE -- The date when annuity  payments  begin as elected by the Owner.

     ANNUITY  UNIT  -- A unit of  measure  used to  calculate  variable  annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT  DATE -- The date the Contract  begins as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     CREDIT  ENHANCEMENT  -- An amount  added to Contract  Value under the Extra
Credit Rider.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

     FIXED ACCOUNT -- An account that is part of the Company's  General  Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

     GENERAL  ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT-- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT--  A  division  of the  Separate  Account of the  Company  which invests in a corresponding Underlying Fund.

     UNDERLYING  FUND -- A mutual  fund or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract, on an individual basis, in connection with a retirement  plan  qualified  under Section  403(b),  408 or 408A of the Internal
Revenue Code of 1986, as amended ("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS-- The Separate  Account is currently  divided into accounts, each referred to as a Subaccount. See "Separate Account."

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least an effective  annual rate of 3%. See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment  must be at least  $1,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $25. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed Account (not  including any Credit  Enhancements  if an Extra Credit Rider was in effect).  The Company will also refund as of the Valuation  Date on which we receive your Contract any Contract Value allocated to the  Subaccounts,  plus any  charges  deducted  from  such  Contract  Value,  less  the  Contract  Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  the
Company  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

     The Free  Withdrawal  amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the  purchase  payment is received by the Company and  increases in age each year  thereafter.  The  withdrawal  charge is  calculated  according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 7% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY  AND  EXPENSE  RISK  CHARGE.  The  Company  deducts a charge  for mortality  and expense  risks  assumed by the Company  under the  Contract.  The
Company  deducts a daily minimum charge equal to 0.75%,  on an annual basis,  of each Subaccount's  average daily net assets. If you are subject to mortality and expense risk charge above the minimum  charge,  the Company deducts it from your
Contract Value on a monthly basis.  The mortality and expense risk charge amount is determined  each month by reference to the amount of your Contract  Value, as set forth in the table below.

----------------------------------------------------
                               ANNUAL MORTALITY AND
CONTRACT VALUE                 EXPENSE RISK CHARGE
----------------------------------------------------
Less than $25,000                    0.90%
$25,000 or more                      0.75%
----------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES.  The Company deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider  available  only at issue,  and you may not  terminate  a Rider after issue,  unless  otherwise  stated.  The  amount  of the  charge  is  equal  to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.50%,  because the total cost of such Riders,  1.20%,  would exceed the maximum Rider charge of
1.00%.

     TEACHER RETIREMENT SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS. If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  Riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  Riders  are  available  for purchase:

o    Annual Stepped Up Death Benefit

o    Enhanced Death Benefit

o    Guaranteed Growth Death Benefit at 3%

o    Guaranteed Growth Death Benefit at 5%

o    Guaranteed Growth Death Benefit at 6%

o    Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o    Guaranteed Minimum Income Benefit at 3%

o    Waiver of Withdrawal Charge

o    Waiver of Withdrawal Charge - Hardship

o    Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

     GUARANTEED  MINIMUM INCOME  BENEFIT.  This Rider makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract  Anniversary.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

See "Guaranteed Minimum Income Benefit."

     ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments, less any withdrawals and withdrawal charges;  (2) Contract Value on the date due proof of the Owner's death and  instructions  regarding  payment are received by the Company;  or (3) the Stepped Up Death Benefit.  The Stepped Up Death Benefit
is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge for this Rider is 0.20%.  See  "Annual
Stepped Up Death Benefit."

     GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments, less any withdrawals and withdrawal charges;  (2) Contract Value on the date due proof of the Owner's death and  instructions  regarding  payment are received by the Company;  or (3) the Guaranteed Growth Death Benefit.  The Guaranteed Growth
Death Benefit is an amount equal to purchase  payments,  net of any premium tax, less an adjustment for any withdrawals, increased at an annual effective rate of
3%, 5%, 6% or 7%, as elected in the application. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.10%
        5%               0.20%
        6%               0.25%
        7%               0.30%
------------------- -----------------

See "Guaranteed Growth Death Benefit."

     COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT.  This Rider
makes  available an enhanced  death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase  payments,  less any  withdrawals and withdrawal  charges;  (2)
Contract  Value on the date due  proof of the  Owner's  death  and  instructions regarding  payment are received by the Company;  (3) the Annual Stepped Up Death
Benefit (as described  above);  or (4) the Guaranteed Growth Death Benefit at 5%
(as described  above).  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.25%. See "Combined Annual Stepped Up and Guaranteed Growth Death Benefit."

     ENHANCED  DEATH  BENEFIT.  This Rider makes  available  an  enhanced  death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under this Rider will be the greater of: (1) purchase payments, less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

     COMBINED  ENHANCED AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is  0.35%.See  "Combined  Enhanced  and  Annual  Stepped Up Death
Benefit."

     COMBINED  ENHANCED AND GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

     COMBINED ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.40%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

     EXTRA CREDIT. This Rider makes available a Credit Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit Enhancement that has not yet vested to the extent that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

     The  Company  will deduct the charge for this Rider  during the  seven-year period  beginning on the Contract  Date,  and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

See "Extra Credit."

     WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a waiver of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

     ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                    PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or  younger.  The  charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40% if you select the 3-year  schedule.  If you have also purchased an Extra Credit Rider,  you may forfeit all or part of any Credit
Enhancement  in the  event of a full or  partial  withdrawal.  See  "Alternative
Withdrawal Charge."

     WAIVER OF  WITHDRAWAL  CHARGE--15  YEARS OR  DISABILITY.  This Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 15 or more Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.05%. See "Waiver of Withdrawal Charge Rider--15 Years or Disability."

     WAIVER OF  WITHDRAWAL  CHARGE--10  YEARS OR  DISABILITY.  This Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 10 or more Contract  Years and the Owner has made purchase  payments on a quarterly (or more frequent)  basis for at least five full Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.10%. See "Waiver of Withdrawal Charge Rider--10 Years or Disability."

     WAIVER OF WITHDRAWAL CHARGE--HARDSHIP.  This Rider makes available a waiver of any  withdrawal  charge in the event the Owner  experiences  a  hardship,  as defined for purposes of Section 401(k) of the Internal  Revenue Code of 1986, as
amended.  The Company may  require  the Owner to provide  satisfactory  proof of hardship.  Effective as of the date of the first  withdrawal  under the terms of this Rider,  no additional  purchase  payments may be made to the Contract.  The charge for this Rider is 0.15%. See "Waiver of Withdrawal Charge--Hardship."

     WAIVER OF  WITHDRAWAL  CHARGE--5  YEARS AND AGE 59 1/2.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Owner is age 59 1/2 or older; and

o    The Owner has made  purchase  payments  on a quarterly  (or more  frequent)
     basis for at least 5 full Contract Years.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.20%. See "Waiver of Withdrawal Charge--5 Years and Age 59 1/2."

     ADMINISTRATION  CHARGE. The Company deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

     ACCOUNT  ADMINISTRATION  CHARGE.  The Company  deducts an account charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The
Owner  indirectly  bears a pro rata portion of such fees and  expenses.  See the prospectus for each Underlying Fund for more information.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3000 or 1-800-888-2461.

--------------------------------------------------------------------------------

EXPENSE TABLE

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect  state  premium  taxes,  which may be  applicable to your
Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
   attributable to Purchase Payments)                                   7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
   Annual Account Administration Charge                                 $30
--------------------------------------------------------------------------------
PERIODIC  EXPENSES are fees and expenses that you will pay
  periodically during the time that you own the  Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                  $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
    Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           0.90%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.15%(4)
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          2.00%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             3.70%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value;  (2) upon the Annuity Start Date if one of Annuity Options
   1 through 4, 7 or 8 is elected;  and (3) upon payment of a death benefit. The account  administration  charge  will be  waived  if your  Contract  Value is
   $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows:  Less than $25,000 - 0.90%;  $25,000 or more - 0.75%.  The mortality and  expense  risk  charge  during the  Annuity  Period is 1.25% for  Annuity
   Options 1 through 4, 7 and 8.

4  The  administration  charge  differs by  Subaccount  and ranges from 0.25% to
   0.60% on an annual basis. See "Administration Charge" for more information.

5  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 2.00% of Contract Value.

-----------------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
-----------------------------------------------------------------------------------------
                                                                                ANNUAL
                                                             INTEREST RATE*  RIDER CHARGE
-----------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                            3%           0.15%
                                                                   5%           0.30%
-----------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                              ---          0.20%
-----------------------------------------------------------------------------------------
                                                                   3%           0.10%
Guaranteed Growth Death Benefit Rider                              5%           0.20%
                                                                   6%           0.25%
                                                                   7%           0.30%
-----------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
 and Guaranteed Growth Death Benefit Rider                         5%           0.25%
-----------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                       ---          0.25%
-----------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Annual
 Stepped Up Death Benefit Rider                                    ---          0.35%
-----------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Guaranteed
 Growth Death Benefit Rider                                        5%           0.35%
-----------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped
 Up Death Benefit Rider, and Guaranteed Growth Death               5%           0.40%
 Benefit Rider
-----------------------------------------------------------------------------------------
                                                                   3%           0.40%
Extra Credit Rider                                                 4%           0.55%
                                                                   5%           0.70%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                  ---          0.05%
-----------------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                              0-Year         0.50%
                                                                 3-Year         0.40%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability           ---         0.05%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability           ---         0.10%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                         ---         0.15%
-----------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2           ---         0.20%
-----------------------------------------------------------------------------------------
*Interest rate, or for the Alternative  Withdrawal  Charge
 Rider, the withdrawal charge schedule.

-----------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                0.82%         2.14%
-------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include management fees, distribution fees, service fees and other expenses.  The maximum  expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent  the total  annual  operating  expenses  of that
   Underlying Fund with the lowest total operating expenses.
-------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

-------------------------------------------------------------
                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
-------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                      $105     $183     $252    $437
-------------------------------------------------------------
If you do not surrender
your Contract                 42      128      214     437
-----------------------------------------------------------

CONDENSED FINANCIAL
INFORMATION

     The following condensed financial  information  presents  accumulation unit values for the period September 3, 2002 (date of inception) through December 31,
2002, as well as ending accumulation units outstanding under each Subaccount.

-------------------------------------------------------------
                                                     2002
-------------------------------------------------------------
-------------------------------------------------------------
AIM BASIC VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  7.08
   End of period..............................     $  6.87
Accumulation units outstanding at the end of
period........................................         711
-------------------------------------------------------------
-------------------------------------------------------------
AIM MID CAP CORE EQUITY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
AIM SMALL CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
AIM BLUE CHIP
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  6.08
   End of period..............................     $  5.94
Accumulation units outstanding at the end of
period........................................         247
-------------------------------------------------------------
-------------------------------------------------------------
AMERICAN CENTURY HERITAGE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
AMERICAN CENTURY SELECT
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  6.42
   End of period..............................     $  6.37
Accumulation units outstanding at the end of
period........................................         209
-------------------------------------------------------------
-------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  9.28
   End of period..............................     $  9.49
Accumulation units outstanding at the end of
period........................................       1,063
-------------------------------------------------------------
-------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
DREYFUS APPRECIATION
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  7.38
   End of period..............................     $  7.20
Accumulation units outstanding at the end of
period........................................         185
-------------------------------------------------------------
-------------------------------------------------------------
DREYFUS PREMIER STRATEGIC VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
DREYFUS MIDCAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  5.92
   End of period..............................     $  6.05
Accumulation units outstanding at the end of
period........................................         190
-------------------------------------------------------------
-------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  9.76
   End of period..............................     $  9.66
Accumulation units outstanding at the end of
period........................................         119
-------------------------------------------------------------
-------------------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
FIDELITY ADVISOR DIVIDEND GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
FIDELITY ADVISOR MID CAP
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
FIDELITY ADVISOR INTERNATIONAL
CAPITAL APPRECIATION
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  8.03
   End of period..............................     $  7.66
Accumulation units outstanding at the end of
period........................................         151
-------------------------------------------------------------
-------------------------------------------------------------
INVESCO DYNAMICS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  4.86
   End of period..............................     $  5.04
Accumulation units outstanding at the end of
period........................................         265
-------------------------------------------------------------
-------------------------------------------------------------
INVESCO TECHNOLOGY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY DIVERSIFIED INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................      $10.62
   End of period..............................      $10.71
Accumulation units outstanding at the end of
period........................................          81
-------------------------------------------------------------
SECURITY GLOBAL
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  6.91
   End of period..............................     $  6.56
Accumulation units outstanding at the end of
period........................................         176
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY EQUITY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................   $     ---
   End of period..............................   $     ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY LARGE CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  7.01
   End of period..............................     $  6.82
Accumulation units outstanding at the end of
period........................................          58
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY LARGE CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................   $     ---
   End of period..............................   $     ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................      $10.18
   End of period..............................      $10.18
Accumulation units outstanding at the end of
period........................................       2,012
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY MID CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................   $     ---
   End of period..............................   $     ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY MID CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  8.14
   End of period..............................     $  8.08
Accumulation units outstanding at the end of
period........................................       1,419
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY SMALL CAP GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  5.99
   End of period..............................     $  6.06
Accumulation units outstanding at the end of
period........................................         250
-------------------------------------------------------------
-------------------------------------------------------------
SECURITY SOCIAL AWARENESS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  6.78
   End of period..............................     $  6.76
Accumulation units outstanding at the end of
period........................................         118
-------------------------------------------------------------
-------------------------------------------------------------
STRONG GROWTH AND INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
STRONG GROWTH 20
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---
-------------------------------------------------------------
-------------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  8.73
   End of period..............................     $  8.72
Accumulation units outstanding at the end of
period........................................         137
-------------------------------------------------------------
-------------------------------------------------------------
STRONG OPPORTUNITY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  6.35
   End of period..............................     $  6.35
Accumulation units outstanding at the end of
period........................................         237
-------------------------------------------------------------
-------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  8.51
   End of period..............................     $  8.49
Accumulation units outstanding at the end of
period........................................         640
-------------------------------------------------------------
-------------------------------------------------------------
VAN KAMPEN COMSTOCK
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $  6.83
   End of period..............................     $  6.94
Accumulation units outstanding at the end of
period........................................         166
-------------------------------------------------------------
VAN KAMPEN AGGRESSIVE GROWTH
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period........................     $   ---
   End of period..............................     $   ---
Accumulation units outstanding at the end of
period........................................         ---

-------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31,  1998,  the  Company  converted  from a mutual  life  insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002, the Company had total assets of  approximately  $7.8 billion.  Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All obligations  arising under the Contracts are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract  provides  that the income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies. Shares of each Underlying Fund are available to the general  public.  A summary of the  investment  objective  of each of the
Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will achieve its objective.  More detailed  information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     Prospectuses  for the Underlying  Funds should be read in conjunction  with this Prospectus and can be obtained by calling 1-800-888-2461.

     The Company has entered into  agreements  with the Underlying  Funds and/or certain  service  providers to the Underlying  Funds,  such as an underwriter or
investment   adviser.   Under   these   agreements,   the  Company  or  Security
Distributors, Inc. ("SDI"), the underwriter for the Contract, is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received  by the  Company  or SDI may  come  from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

     The  services  provided  by the  Company  and/or SDI  include,  but are not limited to, the following:

(i)  Administrative/Sub-Transfer  Agency services,  such as maintaining separate records of each Contract Owner's investment in the Underlying Funds,  disbursing or crediting to Contract Owners the proceeds of redemptions of Underlying  Funds and providing  account  statements to Contract  Owners showing their  beneficial investment in the Underlying Funds; (ii) Shareholder Services, such as providing information  regarding  Underlying Funds to Contract Owners,  maintaining a call center to facilitate answering Contract Owner questions regarding the Underlying
Funds and effecting  transactions in the shares of Underlying Funds on behalf of
Contract  Owners  and  (iii)   Distribution   Services,   such  as  distributing
prospectuses for the Underlying Funds to prospective  Contract Owners,  training of sales personnel and such other distribution related services as an Underlying
Fund may reasonably request.  For providing  Administrative/Sub-Transfer  Agency services  and/or  Shareholder  Services,  the  compensation  which  the  Company receives varies based on the services being provided,  but is generally  between
0.15% to  0.40% of the  average  net  assets  of the  Contract  invested  in the
Underlying Fund. For providing Distribution Services, the compensation which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the Contract invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a
flexible   purchase  payment  deferred   variable   annuity.   The  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity Start Date. The amount that will be available for annuity  payments will depend  on the  investment  performance  of the  Subaccounts  to which  you have allocated  purchase  payments  and the amount of  interest  credited on Contract
Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual in connection  with certain tax qualified  retirement  plans that meet the  requirements  of Section
403(b),  408 or 408A of the Internal  Revenue Code ("Qualified  Plan").  Certain
federal tax advantages are currently  available to retirement plans that qualify as annuity  purchase  plans of public  school  systems  and  certain  tax-exempt organizations  under Section  403(b).  If you are  purchasing the Contract as an investment  vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond that already  available through the Qualified Plan.  However,  the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 90. If there are Joint  Annuitants,  the maximum issue age will be determined by reference to the older Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $1,000.  Thereafter,  you may choose  the amount and  frequency  of purchase payments,  except that the minimum subsequent  purchase payment is $25.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $25. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at the  Company's  Administrative  Office.  Changes in the  allocation  of future purchase  payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After the Company has received an Asset  Reallocation/Dollar Cost Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value."

     You may instruct the Company at any time to terminate the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has been  canceled,  a new Asset  Reallocation/  Dollar  Cost
Averaging  form must be completed  and sent to the  Administrative  Office.  The
Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,  modify, or suspend the Dollar Cost  Averaging  Option at any time.  The Company does not  currently charge a fee for this option.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that are allowed as discussed under "Transfers of Contract Value."

     You may  instruct  the  Company  at any time to  terminate  this  option by written  request to the  Company's  Administrative  Office.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office, or you may make  transfers  (other  than  transfers  pursuant to the Dollar Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount  remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

     The Company  effects  transfers  between  Subaccounts  at their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

     You may  also  transfer  Contract  Value  to the  Fixed  Account;  however, transfers from the Fixed Account to the  Subaccounts are restricted as described in "The Fixed Account."

     The Company  generally does not limit the frequency of transfers,  although the  Company  reserves  the right to limit the  number of  transfers  to 14 in a
Contract  Year.  Also,  the Contract is not designed  for  professional  "market timing"  organizations,  or other  organizations  or  individuals  engaging in a market timing strategy,  or making programmed  transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If the Company determines that your transfer  patterns among the  Subaccounts  are disruptive to the Underlying
Funds,  the  Company  may among  other  things,  restrict  the  availability  of telephone  transfers  or other  electronic  transfers  and may require  that you submit transfer requests in writing via regular U.S. mail. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.  Also,  certain of the Underlying  Funds have in place  limits on the number of transfers  permitted in a Contract  Year, which  limits  are more  restrictive  than 14 per  Contract  Year.  The  Company reserves  the  right  to  limit  the  size and  frequency  of  transfers  and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o    Investment  performance  of the  Subaccounts  to which  you have  allocated
     Contract Value,

o    Payment of purchase payments,

o    The amount of any outstanding Contract Debt,

o    Full and partial withdrawals, and

o    Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

     In  addition,   other   transactions   including  loans,  full  or  partial
withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by  dividing  the  dollar  amount  of  such  transaction  by  the  price  of the
Accumulation  Unit of the affected  Subaccount next determined  after receipt of the  transaction.  The price of each  Subaccount is determined on each Valuation
Date as of the close of the New York Stock Exchange,  normally 3:00 p.m. Central time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
New York Stock Exchange is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract  of 0.75%,  and (5) the  administration  charge  under the  Contract of
0.15%.

     The  minimum   mortality   and  expense   risk  charge  of  0.75%  and  the
administration  charge of 0.15% are factored into the accumulation unit value or
"price" of each  Subaccount  on each  Valuation  Date.  The Company  deducts any mortality  and expense risk charge  above the minimum  charge and the charge for any optional  Riders (the "Excess  Charge") on a monthly basis.  Each Subaccount declares a monthly  dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage  of  your  Contract  Value  allocated  to  the  Subaccount  as of the reinvestment  date.  The  monthly  dividend  is paid  only  for the  purpose  of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date. See the
Statement of Additional  Information  for a more detailed  discussion of how the
Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by the Company at its  Administrative  Office. A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata account charge and any  uncollected  premium  taxes.  If an Extra  Credit  Rider is in  effect,
Contract Value will also be reduced by any Credit Enhancements that have not yet vested.  See the  discussion  of vesting  of Credit  Enhancements  under  "Extra
Credit."

     The  Company  requires  the  signature  of the  Owner  on any  request  for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities  exchange  or  savings  association.  The  Company  further requires  that any request to transfer or exchange  all or part of the  Contract for  another  investment  be made upon a transfer  form  provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Owner's  instructions to the Company. If you do not specify the allocation,  the
Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable  withdrawal  charge and premium tax.  Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue,  modify, suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you purchase  payments  allocated to the Fixed Account (not including any Credit
Enhancements  if an Extra  Credit  Rider was in effect).  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.   The sum of all purchase payments (not including any Credit  Enhancements if an Extra  Credit  Rider  was in  effect),  less any  reductions  caused  by previous withdrawals, including withdrawal charges, or

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     If you  purchased  one or more  of the  optional  Riders  that  provide  an enhanced death benefit, your death benefit will be determined in accordance with the terms of the  Rider.  See the  discussion  of the  Annual  Stepped  Up Death
Benefit;  Guaranteed  Growth  Death  Benefit;  Combined  Annual  Stepped  Up and
Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death
Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and
Guaranteed  Growth Death Benefit;  and Combined  Enhanced Death Benefit,  Annual
Stepped Up Death  Benefit,  and  Guaranteed  Growth  Death  Benefit.  Your death benefit  proceeds  under the  Rider  will be the death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion  of  the  tax  consequences  in  the  event  of  death.  DISTRIBUTION
REQUIREMENTS  -- For Contracts  issued in connection  with a Qualified Plan, the terms of the particular  Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on distributions  following the death of the Owner or Annuitant.  Because the rules  applicable to Qualified
Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

     The Company will waive the  withdrawal  charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first day of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal,  consisting of purchase  payments,  that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the  purchase  payment is received by the Company and  increases in age each year  thereafter.  The  withdrawal  charge is  calculated  according to the following schedule:

---------------------------------------------
 PURCHASE PAYMENT AGE          WITHDRAWAL
       IN YEARS)                 CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  The Company will assess the  withdrawal  charge  against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

     The Company pays sales  commissions  to  broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase  payments.  The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered  representatives  may be  eligible,  under  programs  adopted  by the
Company to receive  non-cash  compensation  such as  expense-paid  due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or  self-regulatory  agency,  such as the
NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

----------------------------------------------------
                             ANNUAL MORTALITY AND
CONTRACT VALUE               EXPENSE RISK CHARGE
----------------------------------------------------
Less than $25,000                    0.90%
$25,000 or more                      0.75%
----------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contracts and in operating the Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of Security  Benefit and the  Separate  Account"  and
"Charge for Security Benefit Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 0.90%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise  stated.  The Company deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The  amount  of the  charge  is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders with a total charge that exceeds 1.00% of Contract  Value.  As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.50%,  because the total cost of such Riders,  1.20%,  would exceed the maximum Rider charge of
1.00%.

TEACHER  RETIREMENT  SYSTEM OF TEXAS - LIMITS ON OPTIONAL  RIDERS -- If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  Riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  Riders  are  available  for purchase:

o    Annual Stepped Up Death Benefit

o    Enhanced Death Benefit

o    Guaranteed Growth Death Benefit at 3%

o    Guaranteed Growth Death Benefit at 5%

o    Guaranteed Growth Death Benefit at 6%

o    Combined Annual Stepped Up and Guaranteed Growth Death Benefit

o    Guaranteed Minimum Income Benefit at 3%

o    Waiver of Withdrawal Charge

o    Waiver of Withdrawal Charge - Hardship

o    Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will credit a maximum  rate of 4% for amounts  allocated to the Dreyfus
General Money Market Subaccount or the Fixed Account.)

     In crediting  interest,  the Company  takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest until the earlier of: (1) the Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit,  less any applicable  Premium tax and pro rata account  administration  charge, to purchase a fixed Annuity within
30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.  In the event of a withdrawal, the Stepped Up Death
     Benefit is reduced as of the date of the  withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal  charges,  by
     Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.20%. See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (The Company will credit a maximum rate of 4%
for amounts  allocated to the Dreyfus  General  Money Market  Subaccount  or the
Fixed Account.) In crediting interest, The Company takes into account the timing of when each purchase payment and withdrawal occurred.  The Company accrues such interest  until the  earliest of: (1) the Annuity  Start Date;  (2) the Contract
Anniversary  following the oldest Owner's 80th birthday;  (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The  amount of the  Guaranteed  Growth  Death  Benefit  shall not exceed an
amount  equal  to  200%  of  purchase   payments   (not   including  any  Credit
Enhancements),  net of premium  tax and any  withdrawals,  including  withdrawal charges.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

-------------------------------------
  INTEREST RATE      RIDER CHARGE
-------------------------------------
        3%              0.10%
        5%              0.20%
        6%              0.25%
        7%              0.30%
-------------------------------------

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o    "Contract  gain"  is equal to  Contract  Value as of the date due  proof of death and  instructions  with regard to payment are received  less adjusted purchase payments.

o    "Adjusted purchase payments" are equal to all purchase payments made to the
     Contract  adjusted for withdrawals  and any applicable  premium tax. In the event of a withdrawal,  purchase payments are reduced as of the date of the withdrawal  by a  percentage  found  by  dividing  the  withdrawal  amount, including any withdrawal  charges,  by Contract Value  immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death benefit  reduced  by  any  outstanding  Contract  Debt,  any  pro  rata  account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above); or

4.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.40%.  See the discussion under "Death Benefit."

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit  Enhancement that has not yet vested.  An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.   The amount of the withdrawal, including any withdrawal charges, by

2.   Contract Value immediately prior to the withdrawal.

     The Company will recapture  Credit  Enhancements on withdrawals only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

     The charge for this Rider will be deducted for a period of seven years from the Contract  Date.  The charge  varies based upon the Credit  Enhancement  rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

     The Company may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

     The  Company  expects  to make a profit  from the charge for this Rider and funds  payment  of the  Credit  Enhancements  through  the Rider  charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect your  average  annual  return (net of  expenses of the  Contract  and the
Underlying  Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase  payments to the Contract after the first
Contract Year.  The returns below  represent the amount that must be earned EACH year during the  seven-year  period  beginning on Contract Date to break even on the Rider. The rate of return assumes that all purchase payments are made during the first  Contract  Year when the Credit  Enhancement  is  applied to  purchase payments.  If purchase  payments  are made in  subsequent  Contract  Years,  the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available.  As a result,  the rate of return  required to break even would be higher.

     If your actual  returns are greater than the amount set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please  note that the  returns  below are net of Contract  and  Underlying  Fund expenses  so that you would need to earn the amount in the table plus the amount of applicable  expenses to break even on the Rider. This Rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger.

------------------------------------- --------------------
                                         RATE OF RETURN
      CREDIT ENHANCEMENT RATE           (NET OF EXPENSES)
------------------------------------- --------------------
                 3%                         -5.00%
                 4%                         -1.50%
                 5%                          0.80%
------------------------------------- --------------------

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

     The Rider  defines  confinement  to a  hospital  or  nursing  facility,  as follows:  (1) you have been  confined  to a  "hospital"  or  "qualified  skilled nursing  facility"  for at least 90  consecutive  days  prior to the date of the withdrawal;  and (2) you are so confined  when the Company  receives  the waiver request and became so confined after the Contract Date.

     The Company  defines  terminal  illness as follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

     Prior to making a withdrawal pursuant to this Rider, you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company  reserves the right to have a physician  of its choice  examine the Owner to  determine  if the Owner is eligible  for a waiver.  The charge for this Rider is 0.05%.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months  preceding the withdrawal.  This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or younger.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL    PAYMENT AGE   WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            7%
                                    2            6%
                                    3            5%
                               4 and over        0%
----------------------------------------------------------

This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or  younger.  The  charge for this Rider is 0.50% if you select the 0-year schedule and 0.40% if you select the 3-year schedule. If you purchase this Rider, the withdrawal charge selected under the Rider will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales
Charge." If you have also  purchased an Extra Credit Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial  withdrawal.
See "Extra Credit."

WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 15 or more Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65.

     The Company defines "totally and permanently  disabled" as follows: (1) the
Owner is unable,  because  of  physical  or mental  impairment,  to perform  the material and substantial  duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment must have been in existence for more than 180 days; and (3) the impairment  must be expected to result in death or be long-standing and indefinite.

     Prior to  making  a  withdrawal  pursuant  to this  Rider  on the  basis of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.05%.

WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Contract has been in force for 10 or more Contract  Years and the Owner has made purchase  payments on a quarterly (or more frequent)  basis for at least 5 full Contract Years; or

o    The Owner has become  totally and  permanently  disabled after the Contract
     Date and prior to age 65. See the  Company's  definition  of  "totally  and permanently disabled" as described above.

     Prior to  making  a  withdrawal  pursuant  to this  Rider  on the  basis of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.10%.

WAIVER OF WITHDRAWAL  CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The  Company  may  require  the Owner to  provide  proof of  hardship,  which is satisfactory to the Company.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.15%.

WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND  AGE 59 1/2 --  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o    The Owner is age 59 1/2or older; anD

o    The Owner has made  purchase  payments  on a quarterly  (or more  frequent)
     basis for at least 5 full Contract Years.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

     Effective  as of the date of the first  withdrawal  under the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.20%.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date,  the proceeds under the Contract will be applied to provide an Annuity under one of the options  described below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 -- LIFE WITH  INSTALLMENT OR UNIT REFUND OPTION.  Periodic annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR.  Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4,
7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

     The Company  determines  the number of Annuity Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent  variable  annuity  payments are calculated by  multiplying  the number of Annuity  Units  allocated to a Subaccount  by the value of the Annuity
Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment  is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract."

     Amounts  allocated to the Fixed Account become part of the General  Account of the Company,  which  consists of all assets  owned by the Company  other than those in the  Separate  Account  and other  separate  accounts  of the  Company.
Subject to applicable  law, the Company has sole  discretion  over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

     Contract  Value  allocated or transferred to the Fixed Account at one point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against  the Fixed  Account,  and any amounts  that the Company  pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the lesser of (i) $25 or (ii) the amount of  Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

     If purchase  payments are allocated (except purchase payments made pursuant to an Automatic  Investment Program),  or Contract Value is transferred,  to the
Fixed  Account,  any transfers  from the Fixed  Account in  connection  with the
Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such purchase payment or transfer.  You may reestablish Dollar
Cost  Averaging or Asset  Reallocation  by  submitting a written  request to the
Company.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Owner prior to the Annuity Start Date.  The  Designated  Beneficiary  is the
first  person  on the  following  list  who is alive on the date of death of the
Owner:  the Owner;  the Primary  Beneficiary;  the  Secondary  Beneficiary;  the
Annuitant;  or if none of the above are alive,  the Owner's estate.  The Primary
Beneficiary  is the  individual  named as such in the  application  or any later change shown in the Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the  Annuity  Start  Date.  Because the death  benefit of the
Contract  goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the  Contract  is  registered,  as  well  as  the  designation  of  the  Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o    During  which  trading  on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an Annuitant or age of the
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request to the  Company.  A loan must be taken and repaid  prior to the  Annuity
Start Date. The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all  contracts  combined is  generally  equal to the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the  Contract  Values or $10,000,  whichever  is greater (the $10,000 limit is not available  for Contracts  issued under a 403(b) Plan subject to the
Employee  Retirement  Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract  Value.  Two new loans are  permitted each  Contract  Year  but only one loan  can be  outstanding  at any  time.  The
Internal  Revenue Code requires  aggregation  of all loans made to an individual employee  under a single  employer  plan.  However,  since  the  Company  has no information concerning outstanding loans with other providers,  we will only use information  available  under  annuity  contracts  issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

     When an eligible  Owner takes a loan,  Contract Value in an amount equal to the loan amount is  transferred  from the  Subaccounts  and/or the Fixed Account into an account called the "Loan  Account," which is an account within the Fixed
Account.  Amounts  allocated  to the Loan  Account  earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company.  Because the Contract Value  maintained in the
Loan  Account  (which  will  earn 3%) will  always  be  equal in  amount  to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less 3%.

     Loans must be repaid within five years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time. All loan payments must be repaid  through  automatic bank draft. Upon receipt of a loan payment,  the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the  Subaccounts  according to your current  instructions  with respect to purchase payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any  required  loan  payment by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by the  Company.  No new  loans  will  be  allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account. If a loan continues to be in default, the total outstanding balance may be deducted from  Contract  Value on or after the  Contractowner  attains age 59
1/2. The Contract will terminate  automatically  if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges.  Because of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

     In the event that you elect to  exchange  your  Contract  for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement  plans which are Qualified  Plans under the provisions of the Internal  Revenue Code  ("Code").  The ultimate  effect of federal income taxes on the amounts  held under a  Contract,  on annuity  payments,  and on the economic  benefits to the Owner,  the  Annuitant,  and the  Beneficiary or other payee  will  depend  upon the type of  retirement  plan,  if any,  for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

SECTION  403(B).  Code  Section  403(b)  permits  public  school  employees  and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must  generally be  distributed  or begin to be  distributed  not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date").
Periodic  distributions  must not extend  beyond the life of the employee or the lives of the employee and a designated  beneficiary (or over a period  extending beyond the life  expectancy of the employee or the joint life  expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2;  (ii) has a severance  from  employment;  (iii) dies;  (iv)
becomes  disabled;  or (v)  incurs a  financial  hardship  (earnings  may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be purchased as a traditional  IRA. The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish  them from "Roth IRAs,"
which are described below.

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000

   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the  Contract  for use  with  traditional  IRAs may be  subject  to special requirements imposed by the Internal Revenue Service.  Purchasers of the
Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency, and will have the right to revoke the Contract under certain circumstances.  See the IRA Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 403(b) of the Code; however, the required beginning date for traditional
IRAs is  generally  the date that the  contract  owner  reaches  age 70 1/2--the contract  owner's  retirement  date, if any, will not affect his or her required beginning  date.  See "Section  403(b)."  Distributions  from IRAs are generally taxed under Code Section 72. Under these rules,  a portion of each  distribution may be  excludable  from income.  The amount  excludable  from the  individual's income  is the  amount of the  distribution  that  bears  the same  ratio as the individual's nondeductible  contributions bears to the expected return under the
IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA.  The  Contract  may be  purchased  as a Roth IRA.  Regular contributions may be made to a Roth IRA up to the same contribution  limits that apply to traditional  IRA  contributions.  The regular  contribution  limits are phased out for  taxpayers  with  $95,000 to $110,000 in  adjusted  gross  income
($150,000  to  $160,000  for married  filing  joint  returns).  Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

     Regular  contributions to a Roth IRA are not deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules  during  the  Contractowner's  lifetime.  Generally,  however,  the amount remaining  in a Roth  IRA  after  the  Contractowner's  death  must  begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay  distributions  , the account must be  distributed by the end of the fifth full calendar year after death of the Contractowner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any  portion of the  balance to the credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

     An  "eligible  retirement  plan" will be another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

     A Section  403(b) plan must  generally  provide a participant  receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective Owner considering  adoption of a Qualified Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General  Account.  The Company also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq.,  Associate General Counsel,  the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining  Subaccounts,  and the total return of all  Subaccounts  may appear in advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical  investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the 7-day  yield would be  received  for 52 weeks,  stated in terms of an annual percentage  return on the  investment).  "Effective  yield" for the Money Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase until  September 2002, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable Annuity Account XIV - Security Benefit Advisor
Variable  Annuity of Security  Benefit  Life  Insurance  Company at December 31,
2002, and for the period from September 3, 2002 (inception date) to December 31,
2002, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED

RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES AND STRATEGIES FOR UNDERLYING FUNDS
--------------------------------------------------------------------------------
  There is no guarantee  that the  investment  objectives  and strategies of any
  Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED
BY CALLING 1-800-888-2461.

AIM GROWTH SERIES -- AIM Growth Series is organized as a Delaware business trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end  series  management  investment  company  consisting  of four  separate series.

     AIM BASIC  VALUE FUND  (CLASS A).  AIM Basic  Value Fund (the  "Fund") is a
separate series of the AIM Growth Series.  A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 65% of its  total  assets  in  equity  securities  of U.S.  issuers  that  have  market capitalizations  of greater  than $500 million and that the  portfolio  managers believe to be  undervalued  in  relation  to  long-term  earning  power or other factors.  The Fund may also  invest  up to 35% of its  total  assets  in  equity securities of U.S.  issuers that have market  capitalizations  of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by
U.S. issuers.  The Fund may also invest up to 25% of its total assets in foreign securities.

     AIM MID CAP CORE  EQUITY  FUND (CLASS A). AIM Mid Cap Core Equity Fund (the
"Fund") is a separate series of AIM Growth Series. A I M Advisors, Inc., located at  11  Greenway  Plaza,  Suite  100,  Houston,  Texas,  77046-1173,  serves  as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in equity securities,  including convertible  securities,  of mid-cap companies. In complying  with the 80%  investment  requirement,  the  Fund's  investments  may include synthetic  instruments.  Synthetic instruments are investments that have economic  characteristics  similar to the  Fund's  direct  investments,  and may include warrants,  futures,  options,  exchange-traded  funds and ADRs. The Fund considers a company to be a mid-cap  company if it has a market  capitalization, at the  time  of  purchase,  within  the  range  of  market  capitalizations  of companies,  included in the Russell  Midcap(TM)  Index. The Russell Midcap Index
measures the  performance of the 800 companies in the Russell 1000(R) Index with the lowest market capitalization.  These companies are considered representative of  medium-sized  companies.  The Fund may invest up to 20% of its net assets in equity  securities  of  companies in other  market  capitalization  ranges or in investment-grade debt securities.

     AIM SMALL CAP GROWTH FUND (CLASS A). AIM Small Cap Growth Fund (the "Fund")
is a separate series of AIM Growth Series. A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in small-cap companies. In complying with the 80% investment requirement,  the Fund will invest primarily in marketable  equity  securities,  including  convertible securities, but its investments may include other securities,  such as synthetic
instruments.   Synthetic   instruments  are   investments   that  have  economic
characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase,  within the range of market capitalizations of companies,  included in the Russell  2000(R)  Index.  The Russell 2000 Index is a widely  recognized, unmanaged  index of common  stocks that  measures the  performance  of the 2,000 smallest  companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S.  companies based on total market  capitalization.  The
Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations,  at the time of purchase, outside of the range of market  capitalizations  of companies included in the Russell 2000 Index, and in investment-grade  non-convertible debt securities, U.S. government securities and high-quality money market instruments.

     In selecting  investments,  the portfolio  managers seek to identify  those companies that have strong earnings  momentum or demonstrate other potential for growth of capital.

AIM EQUITY FUNDS -- AIM Equity Funds is organized as a Delaware  business  trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management  investment  company  consisting of thirteen separate series.

     AIM BLUE CHIP FUND (CLASS A). AIM Blue Chip Fund (the "Fund") is a separate series of AIM Equity Funds. A I M Advisors,  Inc., located at 11 Greenway Plaza,
Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term growth of capital with a  secondary  objective  of  current  income.  The  Fund  seeks to meet its objectives  by  investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in blue chip  companies.  In complying with the 80% investment requirement,  the Fund may invest primarily in
marketable  equity  securities,   including  convertible  securities,   but  its
investments  may  include  other  securities,  such  as  synthetic  instruments.
Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments,  which may include warrants, futures, options, exchange-traded  funds and ADRs.  The Fund  considers a blue chip  company to be large and medium sized companies (i.e.,  companies which fall in the largest 85%
of market  capitalization  of  publicly  traded  companies  listed in the United
States)  with  leading   market   positions  and  which  possess  the  following
characteristics:

o    Market  Characteristics  - Companies that occupy (or in AIM's judgment have the potential to occupy)  leading market  positions that are expected to be maintained or enhanced over time. Strong market positions,  particularly in growing  industries,  can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified  within an industry as those  companies  that have (i)  superior growth prospects  compared with other companies in the same industry;  (ii)
     possession  of  proprietary  technology  with the  potential to bring about major  changes  within an industry;  and/or (iii)  leading  sales within an industry, or the potential to become a market leader.

o    Financial  Characteristics  -  Companies  that  possess at least one of the following  attributes:  (i) faster earnings growth than its competitors and the  market  in  general;  (ii)  higher  profit  margins  relative  to  its competitors;  (iii) strong cash flow  relative to its  competitors;  and/or
     (iv) a balance sheet with  relatively  low debt and a high return on equity relative to its competitors.

The portfolio managers consider whether to sell a particular  security when they believe the issuer of the  security no longer is a market  leader,  and/or it no longer has the  characteristics  described  above.  When the portfolio  managers believe securities other than marketable equity securities offer the opportunity for  long-term  growth of capital  and  current  income,  the Fund may invest in
United States governmental securities and high-quality debt securities. The Fund may also  invest  up to 25% of its  total  assets  in  foreign  securities.  Any percentage  limitations  with  respect to assets of the Fund are  applied at the time of purchase.

AMERICAN  CENTURY(R)INVESTMENTS,  INC.-- American Century  Investments,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

     AMERICAN CENTURY  HERITAGE FUND (ADVISOR CLASS).  American Century Heritage
Fund (the  "Fund") is a separate  Fund of  American  Century  Investments,  Inc.
American  Century  Investment  Management,  Inc.,  located at 4500 Main  Street,
Kansas City, Missouri, 64111, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. The
Fund generally  invests in common stocks of companies that are  medium-sized and smaller at the time of purchase, although it may purchase companies of any size.
The Fund  managers  look for stocks of companies  they believe will  increase in value  over time,  using a growth  investment  strategy  developed  by  American
Century  Investment  Management,  Inc.  This strategy  looks for companies  with earnings and revenues that are growing at a successively  faster or accelerating pace. The Fund will usually  purchase  common stocks,  but it can purchase other types of  securities  as well,  such as domestic and foreign  preferred  stocks, convertible debt securities,  equity-equivalent securities,  non-leveraged stock index futures contracts and options, notes, bonds and other debt securities. The
Fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations,  except for convertible debt  securities,  which may be rated below investment grade.

     Although  most of the Fund's  assets will be  invested  in U.S.  companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign
companies.   Foreign   investing   involves  special  risks  such  as  political
instability and currency fluctuation.

     AMERICAN CENTURY SELECT FUND (ADVISOR CLASS).  American Century Select Fund
(the "Fund") is a separate Fund of American Century  Investments,  Inc. American
Century Investment  Management,  Inc., located at 4500 Main Street, Kansas City,
Missouri, 64111, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital growth. The
Fund  generally  invests in common stocks of larger  companies,  although it may purchase  companies of any size.  The Fund managers look for stocks of companies they  believe  will  increase  in value  over  time,  using a growth  investment strategy developed by American Century Investment Management, Inc. This strategy
looks  for  companies   with  earnings  and  revenues  that  are  growing  at  a
successively  faster or accelerating pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well, such as domestic and foreign  preferred  stocks,  convertible debt securities,  equity-equivalent securities,  non-leveraged  stock index futures  contracts  and options,  notes, bonds and other debt securities.  The Fund generally limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

     Although  most of the Fund's  assets will be  invested  in U.S.  companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign
companies.   Foreign   investing   involves  special  risks  such  as  political
instability and currency fluctuation.

     AMERICAN  CENTURY  EQUITY INCOME FUND  (ADVISOR  CLASS).  American  Century
Equity  Income  Fund  (the  "Fund")  is a  separate  Fund  of  American  Century
Investments,  Inc. American Century Investment Management, Inc., located at 4500
Main Street,  Kansas City, Missouri,  64111, serves as investment adviser of the
Fund.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek to provide  current income.
Capital appreciation is a secondary objective. The Fund managers look for stocks with favorable dividend-paying history that have prospects for dividend payments to continue or increase. The Fund, under normal market circumstances, intends to keep at least 85% of its assets  invested  in  income-paying  securities  and at least 65% of its assets in U.S. equity securities. The Fund may invest a portion of its assets in  convertible  debt  securities,  equity-equivalent  securities,
foreign   securities,   debt  securities  of  companies,   debt  obligations  of
governments and their agencies,  non-leveraged stock index futures contracts and other similar securities.

     AMERICAN  CENTURY  INTERNATIONAL  GROWTH  FUND  (ADVISOR  CLASS).  American
Century  International  Growth Fund (the "Fund") is a separate  Fund of American
Century Investments,  Inc. American Century Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri,  64111, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund managers  use  a  growth  investment  strategy  developed  by  American  Century
Investment  Management,  Inc. to invest in stocks of foreign companies that they believe  will  increase  in value over time.  This  strategy  looks for  foreign companies with earnings and revenue  growth.  The Fund's assets will be invested primarily in equity  securities of companies located in at least three developed countries (excluding the United States). The Fund may also purchase domestic and
foreign  preferred  stocks,   convertible  debt  securities,   equity-equivalent
securities,  forward  currency  exchange  contracts,  non-leveraged  futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign  governments and their agencies.  Foreign investing involves special risks such as political instability and currency fluctuations.

DREYFUS  APPRECIATION FUND, INC.-- Dreyfus  Appreciation Fund, Inc. (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek  long-term  capital  growth consistent  with the  preservation  of capital.  Its  secondary  goal is current income.  To pursue these goals,  the Fund generally  invests at least 80% of its net assets in the common stock of U.S. and foreign  companies.  The Fund focuses on "blue-chip" companies with total market values of more than $5 billion. These established  companies have  demonstrated  sustained  patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

     In choosing stocks,  the Fund looks for growth companies.  The Fund is also alert to companies which it considers  undervalued in terms of earnings,  assets or growth prospects.  The Fund generally maintains relatively large positions in the securities it purchases.

     The Fund employs a "buy-and-hold"  investment  strategy,  and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits.

DREYFUS GROWTH AND VALUE FUNDS,  INC.-- Dreyfus Growth and Value Funds,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company, consisting of nine series.

     DREYFUS PREMIER  STRATEGIC VALUE FUND (CLASS A). Dreyfus Premier  Strategic
Value Fund (the "Fund") is a separate  series of Dreyfus Growth and Value Funds,
Inc. The Dreyfus  Corporation,  located at 200 Park Avenue,  New York, New York,
10166, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  appreciation.  To pursue this goal, the Fund invests at least 80% of its net assets in stocks. The
Fund's  stock  investments  may  include  common  stocks,  preferred  stocks and convertible  securities,  including those purchased in initial public offerings.
The Fund's portfolio manager identifies potential  investments through extensive quantitative and fundamental  research.  The Fund will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

o    value,  or how a stock is valued  relative to its intrinsic  worth based on traditional value measures

o    business  health,  or overall  efficiency and  profitability as measured by return on assets and return on equity

o    business  momentum,  or the  presence  of a catalyst  (such as a  corporate restructuring,  change in management or spin-off) that will trigger a price increase near term to midterm

     The Fund  typically  sells a stock when it is no longer  considered a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows  deteriorating  fundamentals or falls short of the manager's expectations.

     At  times,  the Fund  may  engage  in  short-selling,  hedging  techniques, overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

     DREYFUS  MIDCAP  VALUE FUND.  Dreyfus  Midcap  Value Fund (the "Fund") is a
separate series of Dreyfus Growth and Value Funds, Inc. The Dreyfus Corporation,
located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES:  To seek to surpass the performance of the Russell  Midcap Value Index.  To pursue this goal, the Fund invests at least
80% of its  assets in midcap  stocks  with  market  capitalizations  between  $1 billion and $25 billion at the time of  purchase.  Because the Fund may continue to hold a security whose market  capitalization  grows, a substantial portion of the Fund's holdings can have market  capitalizations in excess of $25 billion at any given  time.  The  Fund's  stock  investments  may  include  common  stocks, preferred  stocks and convertible  securities of both U.S. and foreign  issuers, including those purchased in initial public offerings.

     The Fund's  portfolio  manager  identifies  potential  investments  through extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

o    value,  or how a stock is valued  relative to its intrinsic  worth based on traditional value measures

o    business  health,  or overall  efficiency and  profitability as measured by return on assets and return on equity

o    business  momentum,  or the  presence  of a catalyst  (such as a  corporate restructuring,  change in management or spin-off) that will trigger a price increase near term to midterm

     The Fund  typically  sells a stock when it is no longer  considered a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows deteriorating  fundamentals or declining momentum,  or falls short of the portfolio manager's expectations.

     GENERAL MONEY MARKET FUND (CLASS B). General Money Market Fund (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek as high a level of current income as is consistent with the  preservation of capital.  To pursue this goal, the Fund invests in a  diversified  portfolio of high quality,  short-term  debt securities, including the following:

o    securities  issued or guaranteed by the U.S.  government or its agencies or instrumentalities

o    certificates  of deposit,  time deposits,  bankers'  acceptances  and other short-term  securities  issued  by  domestic  or  foreign  banks  or  their subsidiaries or branches

o    repurchase agreements

o    asset-backed securities

o    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate obligations, including those with floating or variable rates of interest

o    dollar-denominated  obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

     Normally,  the Fund  invests at least 25% of its net assets in  domestic or dollar-denominated foreign bank obligations.

FIDELITY  ADVISOR  SERIES -- Fidelity  Advisor  Series is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

     FIDELITY(R)  ADVISOR VALUE  STRATEGIES FUND (CLASS T). The Fidelity Advisor
Value  Strategies  Fund (the  "Fund') is a separate  series of Fidelity  Advisor
Series. Fidelity Management & Research Company, located at 82 Devonshire Street,
Boston, Massachusetts, 02109, serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE: To seek capital appreciation.

     INVESTMENT  STRATEGIES:  The Fund normally  invests its assets primarily in common  stocks.  The Fund  invests in  securities  of  companies  that  Fidelity
Management & Research  Company  believes are  undervalued in the  marketplace in relation to factors  such as the assets,  earnings,  or growth  potential.  (The stocks of these companies are often called "value"  stocks.) The Fund focuses on investments in securities  issued by medium-sized  companies,  but may also make substantial investments in securities issued by larger or smaller companies. The
Fund may  invest  in  domestic  and  foreign  issuers.  In  buying  and  selling securities  for the Fund,  Fidelity  Management  &  Research  Company  relies on fundamental  analysis of each issuer and its  potential  for success in light of its current financial  condition,  its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

     FIDELITY(R)  ADVISOR  DIVIDEND  GROWTH  FUND  (CLASS T).  Fidelity  Advisor
Dividend  Growth  Fund (the  "Fund") is a separate  series of  Fidelity  Advisor
Series. Fidelity Management & Research Company, located at 82 Devonshire Street,
Boston, Massachusetts, 02109, serves as the Fund's investment adviser.

     INVESTMENT OBJECTIVE: To seek capital appreciation.

     INVESTMENT  STRATEGIES:  The Fund  normally  invests  primarily  in  common stocks.  The Fund normally invests at least 80% of its total assets in companies that  Fidelity  Management & Research  Company  believes  have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently  paid.  The Fund may invest in domestic and foreign  issuers.
Fidelity  Management  &  Research  Company  uses  fundamental  analysis  of each issuer's  financial  condition  and  industry  position  and market and economic conditions to select investments for the Fund.

     FIDELITY(R)  ADVISOR MID CAP FUND (CLASS T). Fidelity  Advisor Mid Cap Fund
(the  "Fund")  is  a  separate  series  of  Fidelity  Advisor  Series.  Fidelity
Management  &  Research  Company,  located  at  82  Devonshire  Street,  Boston,
Massachusetts, 02109, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE: To seek long-term growth of capital.

     INVESTMENT  STRATEGIES:  The  Investment  Manager,  Fidelity  Management  &
Research  Company,  normally  invests at least 80% of the Fund's total assets in securities  of  companies  with medium  market  capitalization.  The  Investment
Manager may also invest the Fund's  assets in  companies  with smaller or larger market capitalizations.

     The  Investment  Manager  may  invest the Fund's  assets in  securities  of foreign issuers in addition to securities of domestic issuers.

     The Investment  Manager is not  constrained  by any  particular  investment style. At any given time, the Investment Manager may tend to buy "growth" stocks or "value"  stocks,  or a  combination  of both  types.  In buying  and  selling securities for the Fund, the Investment  Manager relies on fundamental  analysis of each issuer and its potential  for success in light of its current  financial condition,  its industry position,  and economic and market conditions.  Factors considered include growth potential, earnings estimates, and management.

     The   Investment   Manager   may  also  lend  the  Fund's   securities   to
broker-dealers or other institutions to earn income for the Fund.

     The  Investment  Manager  may use  various  techniques,  such as buying and selling  futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing  security prices or other factors that affect security  values.  If the
Investment  Manager's  strategies  do not  work as  intended,  the  Fund may not achieve its objective.

     FIDELITY(R)  ADVISOR  INTERNATIONAL  CAPITAL  APPRECIATION  FUND (CLASS T).
Fidelity Advisor  International Capital Appreciation Fund (the "Fund") is a fund of Fidelity  Advisor  Series.  Fidelity  Advisor Series is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company  organized as a  Massachusetts  business  trust.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE: To seek long-term growth of capital.

     INVESTMENT  STRATEGIES:  The  Investment  Manager,  Fidelity  Management  &
Research Company, normally invests primarily in non-U.S.  securities,  including securities  of issuers  located in  emerging  markets.  The  Investment  Manager normally invests the fund's assets primarily in common stocks.

     The   Investment   Manager   may  also  lend  the  Fund's   securities   to
broker-dealers or other institutions to earn income for the Fund.

     The  Investment  Manager  may use  various  techniques,  such as buying and selling  futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing  security prices or other factors that affect security  values.  If the
Investment  Manager's  strategies  do not  work as  intended,  the  Fund may not achieve its objective.

INVESCO STOCK FUNDS,  INC.-- INVESCO Stock Funds,  Inc. is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of seven series, one of which is represented herein.

     INVESCO  DYNAMICS FUND (CLASS K).  INVESCO  Dynamics Fund (the "Fund") is a
separate series of INVESCO Stock Funds, Inc. INVESCO Funds Group,  Inc., located at 7800 East Union Avenue, Denver, Colorado, serves as the investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek growth of capital.  The Fund pursues its  objective  by  investing  primarily  in common  stocks of mid-sized companies--those with market capitalizations  between $2 billion and $15 billion at the time of  purchase--but  also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.

     The core of the Fund's  portfolio is invested in securities of  established companies that are leaders in attractive growth markets with a history of strong returns.  The  remainder of the portfolio is invested in securities of companies that show accelerating growth,  driven by product cycles,  favorable industry or sector  conditions  and other  factors that INVESCO  believes will lead to rapid sales or earnings growth.

     The Fund's  strategy relies on many short-term  factors  including  current information about a company,  investor interest,  price movements of a company's securities and general market and monetary conditions.  Consequently, the Fund's investments are usually bought and sold relatively frequently.

     While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller  companies.  The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

INVESCO SECTOR FUNDS,  INC.-- INVESCO Sector Funds, Inc. is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of nine series, one of which is represented herein.

     INVESCO  TECHNOLOGY FUND (CLASS K). INVESCO Technology Fund (the "Fund") is
a separate  series of INVESCO  Sector Funds,  Inc.  INVESCO  Funds Group,  Inc.,
located  at 7800 East  Union  Avenue,  Denver,  Colorado,  serves as the  Fund's investment adviser.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek growth of capital.  The Fund
invests   primarily  in  the  equity   securities   of   companies   engaged  in
technology-related  industries.  These include,  but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting,  software,  telecommunications  equipment and services, office and factory  automation,  networking,  robotics and video.  Many of these products  and services  are subject to rapid  obsolescence,  which may lower the market value of the securities of the companies in this sector.

     A core  portion of the  Fund's  portfolio  is  invested  in  market-leading technology companies that INVESCO, the Fund's adviser, believes will maintain or improve their market share  regardless  of overall  economic  conditions.  These companies are usually large,  established  firms that are leaders in their field and have a strategic advantage over many of their competitors.  The remainder of the Fund's  portfolio  consists  of  faster-growing,  more  volatile  technology companies  that INVESCO  believes to be emerging  leaders in their  fields.  The market prices of these  companies  tend to rise and fall more rapidly than those of larger, more established companies.

SECURITY INCOME FUND -- Security Income Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of three series, two of which are represented herein.

     SECURITY CAPITAL PRESERVATION FUND (CLASS A). Security Capital Preservation
Fund (the "Fund") is a separate series of Security Income Fund. The Fund invests all of its  assets  in a master  portfolio  (the  "Portfolio").  Deutsche  Asset
Management, Inc., 280 Park Avenue, New York, New York 10017 serves as investment adviser of the Portfolio.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek a high level of current income while  seeking to  maintain  a stable  value per share.  The Fund,  through  the
Portfolio,  seeks to achieve its goal by investing in fixed income securities of varying maturities,  money market instruments and futures and options (including futures  and  options  traded on  foreign  exchanges,  such as bonds and  equity indices of foreign  countries).  The Fund  attempts to  maintain a stable  share value by entering into  contracts,  called  Wrapper  Agreements,  with financial institutions, such as insurance companies or banks.

     SECURITY  DIVERSIFIED  INCOME FUND (CLASS A). Security  Diversified  Income
Fund (the  "Fund")  is a  separate  series of  Security  Income  Fund.  Security
Management Company,  LLC, One Security Benefit Place, Topeka,  Kansas, serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek a high  level of  interest income with security of principal. The Fund pursues its objective,  under normal market  conditions,  by  investing  primarily  in  a  diversified  portfolio  of investment  grade  debt  securities.  The Fund  expects  to  maintain a weighted average  duration of three to ten years.  The debt  securities in which the Fund invests will  primarily  be domestic  securities,  but may also  include  dollar denominated  foreign  securities.  Some of the asset  classes  in which the Fund invests may include investment grade corporate debt securities,  high yield debt securities  (also  known  as "junk  bonds"),  investment  grade  mortgage-backed
securities,   investment  grade  asset-backed  securities  and  U.S.  Government securities.

     The Fund may also  invest a portion of its assets in  options  and  futures contracts.

SECURITY EQUITY FUND -- Security Equity Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of nine series, six of which are represented herein.

     SECURITY  GLOBAL SERIES (CLASS A). Security Global Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as the Fund's investment adviser.  Security  Management Company has engaged  OppenheimerFunds,  Inc., 498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term  growth of capital primarily through investment in securities of companies in foreign countries and the United  States.  The Fund pursues its objective by  investing,  under normal market conditions, in a diversified portfolio of securities with at least 65% of its total  assets in at least  three  countries,  one of which may be the United
States.  The Fund  primarily  invests in foreign and domestic  common  stocks or convertible stocks of growth-oriented  companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments.  The Fund may actively trade its investments without regard to the  length of time they have been owned by the Fund.  Investments  in debt securities may be made when market conditions are uncertain.  The Fund also may invest a portion of its assets in  options,  futures  contracts  and foreign currencies, which may be used to hedge the Fund's portfolio, to increase returns or to  maintain  exposure  to the equity  markets.  The Fund may also  invest in emerging market countries.

     SECURITY  EQUITY SERIES (CLASS A). Security Equity Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a widely-diversified  portfolio of equity  securities,  which may include American
Depositary  Receipts  ("ADRs") and  convertible  securities.  The Fund typically invests in the equity  securities  of  companies  whose total market value is $5 billion or greater at the time of purchase.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

     SECURITY  LARGE CAP  GROWTH  SERIES  (CLASS A).  Security  Large Cap Growth
Series  (the  "Fund") is  separate  series of  Security  Equity  Fund.  Security
Management  Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,
serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net assets (plus borrowings for investment  purposes) in common stock and other equity securities of large capitalization companies that, in the opinion of Security Management Company, have long-term capital growth potential.
The Fund  defines  large  capitalization  companies  as those whose total market value is at least $5 billion at the time of purchase. The Fund invests primarily in a portfolio of common  stocks,  which may include  ADRs and other  securities with common stock  characteristics,  such as securities  convertible into common stocks.  The Fund is non-diversified as defined in the Investment Company Act of
1940,  which  means that it may hold a larger  position  in a smaller  number of
securities  than  a  diversified   fund.  The  Fund  may  also  concentrate  its
investments  in a  particular  industry  that  represents  20%  or  more  of its benchmark index, the Russell 1000 Growth Index.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

     SECURITY MID CAP VALUE SERIES (CLASS A). Security Mid Cap Value Series (the
"Fund") is separate series of Security Equity Fund. Security Management Company,
LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a diversified  portfolio of equity  securities  that, when purchased,  have market capitalizations  that are similar to those of  companies  in the S&P Mid Cap 400
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations  that range from $135  million to $8 billion.  The Fund may also invest in ADRs.  The Fund  typically  invests in equity  securities  that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the  nature  of the value  companies,  the  securities  included  in the  Fund's portfolio  typically  consist of small- to medium-sized  companies.  The Fund is
subject  to  the  risks  associated  with  investing  in  small   capitalization
companies.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

     SECURITY  SMALL CAP  GROWTH  SERIES  (CLASS A).  Security  Small Cap Growth
Series (the  "Fund") is a separate  series of  Security  Equity  Fund.  Security
Management  Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,
serves as the Fund's investment adviser. Security Management Company has engaged
RS  Investment  Management,  L.P.  ("RS  Investment"),  388 Market  Street,  San
Francisco,  California  94111, to provide  investment  advisory  services to the
Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its  investment  objective by  investing,  under normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes) in equity securities of companies with market  capitalizations of $750 million or less at the time of investment that, in the opinion of RS Investment, have the  potential  for  long-term  capital  growth.  The Fund may  invest  the remainder of its assets in  securities  of  companies of any size.  The Fund may also engage in short  sales of  securities  it expects to decline in price.  The
Fund  will   likely   invest  a  portion  of  its  assets  in   technology   and
Internet-related companies.

     In selecting  investments  for the Fund, RS Investment  looks for companies with sustainable revenue and earnings growth,  companies that have a sustainable
competitive   advantage,   superior   financial   characteristics,   and  strong
management;  and companies that are under-followed by Wall Street analysts.  The
Fund may sell a stock  when RS  Investment  believes  that a  company  no longer provides  these  advantages  or that the stock's  price fully  reflects  what RS
Investment believes to be the company's value.

     SECURITY SOCIAL  AWARENESS  SERIES (CLASS A). Social  Awareness Series (the
"Fund")  is a separate  series of  Security  Equity  Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation. The Fund pursues its  objective  by  investing,  under  normal  market  conditions,  in a
well-diversified   portfolio  of  equity  securities  that  Security  Management
Company,  LLC believes  have  above-average  earnings  potential  and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social IndexSM, which companies will be deemed to comply with the Fund's social criteria.

     The Fund  typically  invests in the common stock of  companies  whose total market value is $5 billion or greater at the time of purchase.

SECURITY  LARGE CAP VALUE  FUND --  Security  Large  Cap  Value  Fund  (formerly
Security Growth and Income Fund) (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company.
Security Management  Company,  LLC, One Security Benefit Place,  Topeka,  Kansas
66636, serves as the Fund's investment adviser.  Security Management Company has engaged The Dreyfus  Corporation,  200 Park Avenue, New York, New York 10166, to
provide investment advisory services to the Fund.

     INVESTMENT OBJECTIVES AND STRATEGIES:  To seek long-term growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least  80% of its net  assets  (plus  borrowings  for  investment  purposes)  in large-capitalization  value  companies  (those  whose total  market  value is $5 billion or greater at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred stocks and convertible securities of both U.S.
and U.S.  dollar-denominated  foreign issuers.  The Fund may invest a portion of its assets in options and futures contracts.

SECURITY MID CAP GROWTH FUND -- Security Mid Cap Growth Fund (formerly  Security
Ultra Fund) (the "Fund") is registered under the Investment Company Act of 1940, as amended,  as an open-end management  investment company.  Security Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation. The Fund pursues its objective by investing, under normal market conditions, at least 80%
of its net assets (plus  borrowings  for  investment  purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of companies  in the S&P Mid Cap 400 Index.  The index currently  consists of securities of companies with  capitalizations  that range from $135 million to $8 billion.

     The Fund also may invest a portion of its  assets in  options  and  futures contracts.

     The Fund may invest in a variety of investment  companies,  including those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

STRONG  CONSERVATIVE EQUITY FUNDS, INC.-- Strong Conservative Equity Funds, Inc.
is registered as an open-end management  investment company under the Investment
Company Act of 1940, as amended.

     STRONG GROWTH AND INCOME FUND (ADVISOR CLASS). The Strong Growth and Income
Fund (the "Fund") is a separate series of Strong Conservative Equity Funds, Inc.
Strong  Capital  Management,   Inc.,  100  Heritage  Reserve,  Menomonee  Falls,
Wisconsin 53051, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek high total return by investing for capital  growth and  income.  The Fund,  under  normal  conditions,  focuses primarily on the stocks of large-capitalization,  dividend-paying U.S. companies that offer the potential for capital growth.  To a limited extent,  the Fund may also invest in foreign-based  companies,  primarily through American  Depositary
Receipts  (ADRs).  The  manager's  investment  philosophy  is that the stocks of companies with strong  relative  earnings growth will perform well over time. To choose  investments,  the manager  focuses on those companies that are improving their returns on invested  capital.  The manager utilizes  fundamental  analysis such as management  interviews and financial  statement  analysis.  In addition, quantitative  analysis is utilized to screen undervalued  securities,  improving returns and earnings growth.

STRONG  EQUITY  FUNDS,  INC.--  Strong  Equity  Funds,  Inc. is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

     STRONG  GROWTH 20 FUND  (ADVISOR  CLASS).  The  Strong  Growth 20 Fund (the
"Fund")  is a  separate  series of Strong  Equity  Funds,  Inc.  Strong  Capital
Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund focuses,  under  normal  conditions,  on stocks of 20 to 30  companies  that its manager believes have favorable  prospects for accelerating  growth of earnings, but are selling at reasonable valuations based on earnings,  cash flow, or asset value.  The portfolio can include stocks of any size. In addition,  the Fund may utilize an active trading  approach and may use derivatives to attempt to manage market or business  risk or to seek to enhance the Fund's  return.  To a limited extent, the Fund may also invest in foreign securities.

     STRONG  ADVISOR  SMALL CAP VALUE FUND (CLASS A).  Strong  Advisor Small Cap
Value Fund (the "Fund") is a separate series of Strong Equity Funds, Inc. Strong
Capital  Management,  Inc., 100 Heritage  Reserve,  Menomonee  Falls,  Wisconsin
53051, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund invests,  under  normal  conditions,  at least  65% of its  assets  in stocks of
small-capitalization   companies  that  its  manager  believes  are  undervalued
relative to the market based on earnings,  cash flow,  or asset value.  The Fund
defines   "small-capitalization   companies"   as   companies   with  a   market
capitalization  substantially  similar to that of  companies in the Russell 2500
Index at the time of investment.  The manager  specifically  looks for companies whose stock prices may benefit from a positive dynamic of change,  such as a new management  team,  a new  product or  service,  a  corporate  restructuring,  an improved  business  plan,  or a change  in the  political,  economic,  or social environment.

     The Fund writes put and call  options.  To a limited  extent,  the Fund may also invest in foreign securities.

     STRONG  OPPORTUNITY  FUND (ADVISOR  CLASS).  Strong  Opportunity  Fund (the
"Fund")  is a  separate  series of Strong  Equity  Funds,  Inc.  Strong  Capital
Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth.  The Fund invests, under normal conditions,  primarily in stocks of  medium-capitalization companies  that Strong Capital  Management  believes are  underpriced,  yet have attractive growth prospects.  Strong bases its analysis on a company's  "private market  value"--the  price an  investor  would be  willing to pay for the entire company given its  management,  financial  health,  and growth  potential.  To a limited extent, the Fund may also invest in foreign securities.

VAN KAMPEN EQUITY AND INCOME FUND (CLASS A) -- Van Kampen Equity and Income Fund
(the "Fund") is registered as an open-end  management  investment  company under the  Investment  Company Act of 1940,  as amended.  Van Kampen Asset  Management
Inc., 1 Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

     INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek the highest  possible income consistent with safety of principal. Long-term growth of capital is an important secondary  objective.  The Fund seeks to achieve its  investment  objectives  by investing  primarily in  income-producing  equity instruments  (including common stocks,  preferred  stocks and  convertible  securities)  and  investment  grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established,  undervalued companies that Van Kampen Asset Management,  Inc.
believes  offer the  potential for income with safety of principal and long-term growth  of  capital.  The Fund  may  invest  up to 25% of its  total  assets  in securities  of foreign  issuers and may  purchase  and sell  certain  derivative
instruments,   such  as  options,  futures  contracts  and  options  on  futures contracts.

VAN KAMPEN  COMSTOCK FUND (CLASS A) -- Van Kampen  Comstock Fund (the "Fund") is
registered as an open-end  management  investment  company under the  Investment
Company Act of 1940, as amended.  Van Kampen Asset  Management  Inc., 1 Parkview
Plaza,  Oakbrook Terrace,  Illinois 60181,  serves as investment  adviser of the
Fund.

     INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek capital  growth and income through  investments in equity  securities,  including common stocks,  preferred stocks and securities  convertible  into common and preferred  stocks.  The Fund seeks to achieve its  investment  objective  under normal  market  conditions by investing in a portfolio of equity securities,  consisting principally of common
stocks.   The   Fund   emphasizes   a  value   style   of   investing,   seeking
well-established,  undervalued companies believed by Van Kampen Asset Management to possess the potential for capital  growth and income.  The Fund may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain  derivative  instruments,  such as options,  futures  contracts and options on futures contracts.

VAN KAMPEN AGGRESSIVE GROWTH FUND (CLASS A) -- Van Kampen Aggressive Growth Fund
(the "Fund") is registered as an open-end  management  investment  company under the Investment Company Act of 1940, as amended.  Van Kampen Investment  Advisory
Corp., 1 Parkview Plaza, Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

     INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital growth. The Fund seeks to achieve its  investment  objective  under normal  conditions  by investing at least 65% of the Fund's total assets in common stocks or other equity securities of  companies  that  Van  Kampen  Investment  Advisory  Corp.  believes  have an above-average potential for capital growth. The Fund focuses primarily on equity securities of small- and medium-sized companies, although the Fund may invest in larger-sized  companies that Van Kampen Investment  Advisory Corp. believes have an above-average  potential for capital growth. The Fund may invest up to 25% of its total  assets in  securities  of foreign  issuers and may  purchase and sell certain derivative instruments,  such as options,  futures contracts and options on futures contracts.

--------------------------------------------------------------------------------
                        SECUREDESIGNS(SM)VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2003

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the  current  Prospectus  for the  SecureDesigns  Variable
Annuity dated May 1, 2003, as it may be  supplemented  from time to time. A copy of the Prospectus may be obtained from The Company by calling  1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract  (the  "Contract"),  Security  Benefit  Life  Insurance  Company  ("the
Company"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible  for the  safekeeping of the assets  of the  Subaccounts.  These  assets,  which  consist  of  shares  of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

Security Distributors,  Inc. ("SDI"), a wholly-owned  subsidiary of the Company, is Principal  Underwriter of the Contract.  SDI is registered as a broker/dealer with the  Securities  and  Exchange  Commission  ("SEC")  under  the  Securities
Exchange Act of 1934 and is a member of the National  Association  of Securities
Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject to  arrangements  with the Company,  the Contract is sold by independent broker/dealers  who are  members  of the NASD and who  become  licensed  to sell variable annuities for the Company, and by certain financial  institutions.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company and receives no underwriting commissions.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 1% of contract value on an annualized basis.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 0.60%, and the  administration charge of 0.15%,  on an annual  basis,  of each  Subaccount's  average daily net assets,  are  factored  into the  accumulation  unit  value or  "price"  of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis.

Each Subaccount  declares a monthly  dividend and the Company deducts the Excess
Charge from this monthly dividend upon its  reinvestment in the Subaccount.  The
Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the  reinvestment  date. The monthly dividend is paid only for the purpose of  collecting  the  Excess  Charge.  Assuming  that you owe a charge  above the minimum mortality and expense risk charge and the  administration  charge,  your
Contract  Value  will be  reduced  in the  amount  of your  Excess  Charge  upon reinvestment of the  Subaccount's  monthly  dividend.  The Company  reserves the right to  compute  and deduct the Excess  Charge  from each  Subaccount  on each
Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each  calendar  month  ("Record  Date").  The Company will pay the dividend on a subsequent  Valuation Date ("Reinvestment  Date") within five Valuation Dates of the  Record  Date.  Such  dividend  will be  declared  as a  dollar  amount  per
Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2.   the number of  Accumulation  Units  allocated to the  Subaccount  as of the
     Record Date; less

3.   the amount of the  Excess  Charge for that  Subaccount;  provided  that the
     Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the Equity  Subaccount  and no Riders,  the Excess  Charge would be computed as follows:

---------------------------------------------- --- --------
Mortality and Expense Risk Charge..........         0.70%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.60%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- --------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.025 per unit  declared on
December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of

   Valuation Date before Record Date...       $ 10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x        5,000
                                              -----------
Net Dividend Amount....................          $ 120.75
-----------------------------------------------------------

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation Units of the Equity Subaccount,  as follows: $0.02415 (net dividend per unit)  divided by $9.975  (Accumulation  Unit  value as of the  Reinvestment
Date) times 5,000 Units equals 12.105  Accumulation  Units. On the  Reinvestment
Date,  12.105  Accumulation  Units  are added to  Contract  Value for a total of
5,012.105 Accumulation Units after the dividend reinvestment.  Contract Value on the  Reinvestment  Date is equal to  5,012.105  Accumulation  Units times $9.975
(Accumulation  Unit Value as of the  Reinvestment  Date) for a Contract Value of
$49,995.75 after the dividend reinvestment.

After the Annuity  Start Date,  the Company will deduct a mortality  and expense risk charge of 1.25% under Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends are payable after the Annuity Start Date only with respect to Annuity  Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION  403(b) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- ------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

-------------------------- ------------------------
                                 ADDITIONAL
        TAX YEAR               CATCH UP AMOUNT
-------------------------- ------------------------
          2003                     $2,000
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000
-------------------------- ------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRAs under  Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000

   2008 and thereafter          $5,000
-------------------------- -----------------

If an individual is age 50 or over, the individual may make an additional  catch up  contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that  spouse's  compensation.  The maximum the lower  compensated  spouse may  contribute  is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  is  an   "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Money Market  Subaccount will be based on the change in the value,  exclusive  of capital  changes and income  other than  investment income,  of a hypothetical  investment in a Contract over a particular seven day period,  less a  hypothetical  charge  reflecting  deductions  from the Contract during  the  period  (the  "base  period")  and  stated as a  percentage  of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure  carried to at least the nearest one hundredth of one percent.  Any quotations of effective  yield for the Money Market  Subaccount  assume that all dividends received during an annual period have been reinvested.  Calculation of
"effective  yield"  begins with the same "base period  return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the seven-day  period ended December 31, 2002, the yield of the Money Market
Subaccount was -3.02% and the effective yield of the Money Market Subaccount was
-2.97%.

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                              YIELD    = 2[(a-b + 1)^6 - 1]
                                            ---
                                            cd

where    a =   net investment income earned during the period by the Series attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit on the last day of the period.

For the 30-day  period ended  December 31, 2002,  the yield for the  Diversified
Income  Subaccount  was 4.69% and the yield for the High  Yield  Subaccount  was
7.52%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)^ n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance of the respective  Underlying Fund,  adjusted to reflect the maximum charges imposed under the Contract.

Average  annual  total  return  figures  reflect  the  deduction  of the maximum
mortality  and  expense  risk  and  optional   Rider   charges  of  1.85%,   the
administration  charge of 0.15%, the account  administration  charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not  reflect  deduction  of the  contingent  deferred  sales  charge and account administration  charge of $30;  provided  that such  figures do not  reflect the addition of any Credit  Enhancement.  The  contingent  deferred sales charge and account  administration  charge  if  reflected  would  lower the level of return quoted.  Total return figures that do not reflect  deduction of all charges will be accompanied by total return figures that reflect such charges.

All  Average  Annual  Return  figures  are  based  upon the  performance  of the corresponding  Underlying Fund,  adjusted to reflect the maximum charges imposed under the  Contract,  except that  Average  Annual  Return  (without  contingent
deferred  sales  charge  and  administration   charge),  does  not  reflect  any
applicable  withdrawal  charge or account  administration  charge of $30.  Those charges,  if reflected,  would reduce such average  annual return  figures.  All average annual return figures are as of December 31, 2002.

-------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales
Charge and Administration Charge)
-------------------------------------------------------------
                               1 YEAR    5 YEARS(1) 10 YEARS
-------------------------------------------------------------
Equity Subaccount             (32.89)%  (25.13)%      ---
-------------------------------------------------------------
Large Cap Value Subaccount    (33.14)%  (21.85)%      ---
-------------------------------------------------------------
Global Subaccount             (31.58)%  (24.19)%      ---
-------------------------------------------------------------
Diversified Income Subaccount  (2.19)%    0.04%       ---
-------------------------------------------------------------
Large Cap Growth Subaccount   (35.94)%  (29.36)%      ---
-------------------------------------------------------------
Enhanced Index Subaccount     (31.89)%  (25.61)%      ---
-------------------------------------------------------------
International Subaccount      (29.95)%  (29.23)%      ---
-------------------------------------------------------------
Mid Cap Growth Subaccount     (37.92)%  (29.64)%      ---
-------------------------------------------------------------
Managed Asset Allocation
Subaccount                    (19.87)%  (15.55)%      ---
-------------------------------------------------------------
Equity Income Subaccount      (23.14)%  (13.46)%      ---
-------------------------------------------------------------
High Yield Subaccount         (10.42)%   (7.23)%      ---
-------------------------------------------------------------
Small Cap Value Subaccount    (17.29)%   (3.81)%      ---
-------------------------------------------------------------
Social Awareness Subaccount   (30.99)%  (24.99)%      ---
-------------------------------------------------------------
Technology Subaccount         (45.40)%  (40.94)%      ---
-------------------------------------------------------------
Mid Cap Value Subaccount      (23.85)%   (9.99)%      ---
-------------------------------------------------------------
Main Street Growth and
Income(R)Subaccount           (28.58)%  (22.72)%      ---
-------------------------------------------------------------
Small Cap Growth Subaccount   (35.47)%  (31.15)%      ---
-------------------------------------------------------------
Select 25 Subaccount          (35.32)%  (26.30)%      ---
-------------------------------------------------------------
1   From January 12, 2001 (date of Separate  Account  inception) to December 31,
    2002.
-------------------------------------------------------------

-------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales
Charge and Administration Charge)
-------------------------------------------------------------
                               1 YEAR    5 YEARS   10 YEARS
-------------------------------------------------------------
Equity Subaccount             (24.53)%   (5.13)%     5.96%
-------------------------------------------------------------
Large Cap Value Subaccount    (24.80)%   (6.84)%     3.39%
-------------------------------------------------------------
Global Subaccount             (23.12)%    4.56%      7.21%
-------------------------------------------------------------
Diversified Income Subaccount   8.62%     5.03%      5.26%
-------------------------------------------------------------
Large Cap Growth Subaccount   (27.82)%  (23.91)%(1)   ---
-------------------------------------------------------------
Enhanced Index Subaccount     (23.45)%  (10.73)%(2)   ---
-------------------------------------------------------------
International Subaccount      (21.35)%  (12.87)%(2)   ---
-------------------------------------------------------------
Mid Cap Growth Subaccount     (29.96)%    5.17%     10.62%
-------------------------------------------------------------
Managed Asset
Allocation Subaccount         (10.47)%    1.18%      5.41%(3)
-------------------------------------------------------------
Equity Income Subaccount      (14.00)%    1.46%      8.85%(3)
-------------------------------------------------------------
High Yield Subaccount          (0.26)%    1.33%      3.89%(4)
-------------------------------------------------------------
Small Cap Value Subaccount     (7.69)%    6.95%(1)    ---
-------------------------------------------------------------
Social Awareness Subaccount   (22.48)%   (2.51)%     6.40%
-------------------------------------------------------------
Technology Subaccount         (38.04)%  (37.60)%(1)   ---
-------------------------------------------------------------
Mid Cap Value Subaccount      (14.77)%   11.24%    15.01%(5)
-------------------------------------------------------------
Main Street Growth and
Income(R) Subaccount          (19.87)%  (15.29)%(1)   ---
-------------------------------------------------------------
Small Cap Growth Subaccount   (27.32)%   (0.69)%    (1.49)%(6)
-------------------------------------------------------------
Select 25 Subaccount          (27.15)%  (10.38)%(2)   ---
-------------------------------------------------------------
1   From May 1, 2000 (date of Underlying Fund inception) to December 31, 2002.

2   From May 3, 1999 (date of Underlying Fund inception) to December 31, 2002.

3   From June 1, 1995 (date of Underlying Fund inception)
    to December 31, 2002.

4   From August 5, 1996 (date of Underlying Fund inception)
    to December 31, 2002.

5   From May 1, 1997 (date of Underlying Fund inception) to December 31, 2002.

6   From October 15, 1997 (date of  Underlying  Fund  inception) to December 31,
    2002.

-------------------------------------------------------------

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies, characteristics and quality of the Series of the Mutual
Fund in which the Subaccount invests, and the market conditions during the given time period,  and should not be  considered as a  representation  of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor communications  ("advertisements"):  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccount's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other  persons to  illustrate  aspects of a  Subaccount's  performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a hypothetical or model  portfolio;  or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial  statements of Variable
Annuity Account XIV - SecureDesigns  Variable  Annuity at December 31, 2002, and
for the year ended  December 31, 2002,  and for the period from January 12, 2001
(inception  date) to December  31,  2001,  or for  portions  of such  periods as disclosed in the financial statements,  included in this Statement of Additional
Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing  elsewhere herein,  and are included in reliance  upon such reports  given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December  31, 2002 and 2001,  and for each of the three years in the period ended  December  31, 2002 and the  financial  statements  of
Variable  Annuity Account XIV - SecureDesigns  Variable  Annuity at December 31,
2002 and for the year ended  December 31, 2002,  and for the period from January
12, 2001 (inception  date) to December 31, 2001, or for portions of such periods as disclosed in the financial statements,  are set forth herein,  following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the Contracts.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

--------------------------------------------------------------------------------

                        NEA VALUEBUILDER VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2003

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497

This Statement of Additional  Information is not a prospectus and should be read in conjunction with the current Prospectus for the Variable Annuity dated May 1,
2003, as it may be supplemented  from time to time. A copy of the Prospectus may be obtained  from The Company by calling  1-800-NEA-VALU  or by writing P.O. Box
750497, Topeka, Kansas 66675-0497.

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract  (the  "Contract"),  Security  Benefit  Life  Insurance  Company  ("the
Company"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible  for the  safekeeping of the assets  of the  Subaccounts.  These  assets,  which  consist  of  shares  of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

Security Distributors,  Inc. ("SDI"), a wholly-owned  subsidiary of the Company, is Principal  Underwriter of the Contract.  SDI is registered as a broker/dealer with the  Securities  and  Exchange  Commission  ("SEC")  under  the  Securities
Exchange Act of 1934 and is a member of the National  Association  of Securities
Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject to  arrangements  with the Company,  the Contract is sold by independent broker/dealers  who are  members  of the NASD and who  become  licensed  to sell variable annuities for the Company, and by certain financial  institutions.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company and receives no underwriting commissions.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 1% of contract value on an annualized basis.

METHOD OF DEDUCTING THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 0.75%, and the  administration charge of 0.15%,  on an annual  basis,  of each  Subaccount's  average daily net assets,  are  factored  into the  accumulation  unit  value or  "price"  of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis.

Each Subaccount  declares a monthly  dividend and the Company deducts the Excess
Charge from this monthly dividend upon its  reinvestment in the Subaccount.  The
Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the  reinvestment  date. The monthly dividend is paid only for the purpose of  collecting  the  Excess  Charge.  Assuming  that you owe a charge  above the minimum mortality and expense risk charge and the  administration  charge,  your
Contract  Value  will be  reduced  in the  amount  of your  Excess  Charge  upon reinvestment of the  Subaccount's  monthly  dividend.  The Company  reserves the right to  compute  and deduct the Excess  Charge  from each  Subaccount  on each
Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each  calendar  month  ("Record  Date").  The Company will pay the dividend on a subsequent  Valuation Date ("Reinvestment  Date") within five Valuation Dates of the  Record  Date.  Such  dividend  will be  declared  as a  dollar  amount  per
Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.  the amount of dividend per Accumulation Unit; times

2.  the number of  Accumulation  Units  allocated  to the  Subaccount  as of the
    Record Date; less

3.  the  amount of the  Excess  Charge for that  Subaccount;  provided  that the
    Company will not deduct any Excess Charge from the first dividend  following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the Security  Equity  Subaccount  and no Riders,  the Excess Charge
would be computed as follows:

             =====================================================
             Mortality and Expense Risk Charge..........     0.75%
             Plus:  Optional Rider Charge...............  +  0.10%
             Less:  Minimum Charge......................  -  0.75%
                                                             -----
             Excess Charge on an Annual Basis...........     0.10%
             =====================================================

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.025 per unit  declared on
December 31 (Record Date), the net dividend amount would be as follows:

================================================================================
Accumulation Unit Value as of Valuation Date before Record Date...     $10.00
Accumulation Unit Value as of Reinvestment Date...................     $ 9.975
                                                                        ------
Gross Dividend Per Unit...........................................     $ 0.025
Less:  Excess Charge Per Unit.....................................  -  $ 0.00085
                                                                        --------
Net Dividend Per Unit.............................................     $ 0.02415
Times:  Number of Accumulation Units..............................  X      5,000
                                                                        --------
Net Dividend Amount...............................................     $  120.75
================================================================================

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation Units of the Security Equity Subaccount,  as follows: $0.02415 (net dividend  per  unit)  divided  by  $9.975  (Accumulation  Unit  value  as of the
Reinvestment  Date) times 5,000 Units equals 12.105  Accumulation  Units. On the
Reinvestment  Date, 12.105  Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment.  Contract
Value on the Reinvestment  Date is equal to 5,012.105  Accumulation  Units times
$9.975  (Accumulation  Unit  Value as of the  Reinvestment  Date) for a Contract
Value of $49,995.75 after the dividend reinvestment.

After the Annuity  Start Date,  the Company will deduct a mortality  and expense risk charge of 1.25% under Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends are payable after the Annuity Start Date only with respect to Annuity  Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

                    =======================================
                         TAX YEAR           DEFERRED AMOUNT
                    ---------------------------------------
                           2003                 $12,000
                           2004                 $13,000
                           2005                 $14,000
                    2006 and thereafter         $15,000
                    =======================================

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

                    =======================================
                                              ADDITIONAL
                         TAX YEAR           CATCH UP AMOUNT
                    ---------------------------------------
                           2003                 $2,000
                           2004                 $3,000
                           2005                 $4,000
                    2006 and thereafter         $5,000
                    =======================================

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRAs under  Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2003-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

If an individual is age 50 or over, the individual may make an additional  catch up  contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation.
The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  is  an   "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations  of yield for the Dreyfus  General  Money Market  Subaccount  will be based on the change in the value,  exclusive of capital changes and income other than  investment  income,  of a  hypothetical  investment  in a Contract  over a particular seven day period,  less a hypothetical  charge reflecting  deductions from the  Contract  during  the  period  (the  "base  period")  and  stated as a percentage  of the  investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent.  Any  quotations of effective  yield for the Dreyfus  General Money
Market  Subaccount  assume that all dividends  received  during an annual period have been  reinvested.  Calculation  of  "effective  yield" begins with the same
"base period return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the  seven-day  period ended  December  31,  2002,  the yield of the Dreyfus
General Money Market was -0.40% and the effective  yield of the Dreyfus  General
Money Market was -0.40%.

Quotations of yield for the  Subaccounts,  other than the Dreyfus  General Money
Market Subaccount,  will be based on all investment income per Accumulation Unit earned  during a particular  30-day  period,  less expenses  accrued  during the period  ("net  investment  income"),  and  will  be  computed  by  dividing  net investment  income by the value of the Accumulation  Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1)^6 - 1]
                                      ---
                                      cd

where a = net investment  income earned during the period by the Underlying Fund attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation  Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum  offering price per  Accumulation  Unit on the last day of the period.

For the 30-day  period  ended  December  31,  2002,  the yield for the  Security
Capital Preservation Subaccount was 3.83% and Security High Yield Subaccount was
4.60%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance of the respective  Underlying Fund,  adjusted to reflect the maximum charges imposed under the Contract.

Average  annual  total  return  figures  reflect  the  deduction  of the maximum
mortality  and  expense  risk  and  optional   Rider   charges  of  1.90%,   the
administration  charge of 0.15%, the account  administration  charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not  reflect  deduction  of the  contingent  deferred  sales  charge and account administration  charge of $30;  provided  that such  figures do not  reflect the addition of any Credit  Enhancement.  The  contingent  deferred sales charge and account  administration  charge  if  reflected  would  lower the level of return quoted.  Total return figures that do not reflect  deduction of all charges will be accompanied by total return figures that reflect such charges.

All  Average  Annual  Return  figures  are  based  upon the  performance  of the corresponding  Underlying Funds, adjusted to reflect the maximum charges imposed under the  Contract,  except that  Average  Annual  Return  (without  contingent
deferred  sales  charge  and  administration   charge),  does  not  reflect  any
applicable  withdrawal  charge or account  administration  charge of $30.  Those charges,  if  reflected,  would reduce the average  annual return  figures.  All average annual return figures are as of December 31, 2002.

======================================================================================
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales Charge and Administration Charge)
--------------------------------------------------------------------------------------
                                                       1 YEAR    5 YEARS(1)   10 YEARS
--------------------------------------------------------------------------------------
AIM Basic Value                                       (29.08)%    (18.52)%      ---
--------------------------------------------------------------------------------------
AIM Mid Cap Core Equity                               (18.05)%    (12.49)%      ---
--------------------------------------------------------------------------------------
AIM Small Cap Growth                                  (33.46)%    (28.45)%      ---
--------------------------------------------------------------------------------------
AIM Blue Chip                                         (32.03)%    (31.77)%      ---
--------------------------------------------------------------------------------------
American Century Heritage                             (22.66)%    (26.18)%      ---
--------------------------------------------------------------------------------------
American Century Select                               (28.96)%    (27.51)%      ---
--------------------------------------------------------------------------------------
American Century Equity Income                        (12.63)%     (5.00)%      ---
--------------------------------------------------------------------------------------
American Century International Growth                 (25.62)%    (29.77)%      ---
--------------------------------------------------------------------------------------
Ariel                                                 (22.84)%      ---         ---
--------------------------------------------------------------------------------------
Ariel Premier Bond                                     (3.45)%      ---         ---
--------------------------------------------------------------------------------------
Calamos Growth                                        (22.35)%    (17.20)%      ---
--------------------------------------------------------------------------------------
Calamos Convertible Growth and Income                 (11.61)%    (10.18)%      ---
--------------------------------------------------------------------------------------
Dreyfus Appreciation                                  (23.57)%    (20.33)%      ---
--------------------------------------------------------------------------------------
Dreyfus Premier Strategic Value                       (32.45)%    (21.69)%      ---
--------------------------------------------------------------------------------------
Dreyfus Midcap Value                                  (38.34)%    (23.73)%      ---
--------------------------------------------------------------------------------------
Dreyfus General Money Market                           (6.87)%     (5.85)%      ---
--------------------------------------------------------------------------------------
Fidelity Advisor Value Strategies                     (31.90)%    (17.47)%      ---
--------------------------------------------------------------------------------------
Fidelity Advisor Dividend Growth                      (26.98)%    (20.39)%      ---
--------------------------------------------------------------------------------------
Fidelity Advisor Mid Cap                              (25.03)%    (19.77)%      ---
--------------------------------------------------------------------------------------
Fidelity Advisor International Capital Appreciation   (19.46)%    (18.63)%      ---
--------------------------------------------------------------------------------------
INVESCO Dynamics                                      (38.23)%    (39.89)%      ---
--------------------------------------------------------------------------------------
INVESCO Technology                                    (51.03)%    (54.73)%      ---
--------------------------------------------------------------------------------------
PIMCO High Yield                                      (11.09)%      ---         ---
--------------------------------------------------------------------------------------
Security Capital Preservation                          (3.83)%     (3.01)%      ---
--------------------------------------------------------------------------------------
Security Diversified Income                            (0.16)%     (0.28)%      ---
--------------------------------------------------------------------------------------
Security Global                                       (30.12)%    (25.60)%      ---
--------------------------------------------------------------------------------------
Security Equity                                       (29.45)%    (25.16)%      ---
--------------------------------------------------------------------------------------
Security Large Cap Growth                             (32.74)%    (29.46)%      ---
--------------------------------------------------------------------------------------
Security Mid Cap Value                                (21.49)%    (10.01)%      ---
--------------------------------------------------------------------------------------
Security Small Cap Growth                             (32.85)%    (31.68)%      ---
--------------------------------------------------------------------------------------
Security Social Awareness                             (26.91)%    (24.56)%      ---
--------------------------------------------------------------------------------------
Security Large Cap Value                              (30.04)%    (21.82)%      ---
--------------------------------------------------------------------------------------
Security Mid Cap Growth                               (33.07)%    (28.24)%      ---
--------------------------------------------------------------------------------------
Strong Growth and Income                              (27.75)%    (27.04)%      ---
--------------------------------------------------------------------------------------
Strong Growth 20                                      (35.88)%    (42.68)%      ---
--------------------------------------------------------------------------------------
Strong Advisor Small Cap Value                        (13.52)%     (4.48)%      ---
--------------------------------------------------------------------------------------
Strong Opportunity                                    (32.64)%    (24.65)%      ---
--------------------------------------------------------------------------------------
Van Kampen Equity and Income                          (15.53)%    (11.84)%      ---
--------------------------------------------------------------------------------------
Van Kampen Comstock                                   (25.77)%    (17.37)%      ---
--------------------------------------------------------------------------------------
Van Kampen Aggressive Growth                          (38.85)%    (41.23)%      ---
--------------------------------------------------------------------------------------
1  From  January 12, 2001 (date of  commencement  of Separate  Account  operations)  to
   December 31, 2001. The Separate Account  commenced  operations prior to the date the
   Contract was first made available for purchase on July 2, 2001.
2  From May 1, 2002 (date added to Separate Account).
======================================================================================

==========================================================================================
AVERAGE ANNUAL RETURN
(Without Contingent Deferred Sales Charge and Administration Charge)
------------------------------------------------------------------------------------------
                                                      1 YEAR      5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
AIM Basic Value                                      (24.50)%     1.53%         6.87%(1)
------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity                              (12.63)%     2.54%         6.83%
------------------------------------------------------------------------------------------
AIM Small Cap Growth                                 (29.20)%     4.07%         5.60%(1)
------------------------------------------------------------------------------------------
AIM Blue Chip                                        (27.66)%    (7.07)%        3.20%
------------------------------------------------------------------------------------------
American Century Heritage                            (17.59)%    (2.14)%       (2.81)%(2)
------------------------------------------------------------------------------------------
American Century Select                              (24.37)%    (4.90)%       (5.54)%(3)
------------------------------------------------------------------------------------------
American Century Equity Income                        (6.80)%     3.16%         5.82%4
------------------------------------------------------------------------------------------
American Century International Growth                (20.78)%    (4.30)%       (1.07)%(5)
------------------------------------------------------------------------------------------
Ariel                                                 (7.04)%     3.16%         7.25%
------------------------------------------------------------------------------------------
Ariel Premier Bond                                     6.47%      1.67%         1.60%(22)
------------------------------------------------------------------------------------------
Calamos Growth                                       (17.26)%    13.57%        12.72%
------------------------------------------------------------------------------------------
Calamos Convertible Growth and Income                 (5.70)%     8.51%         9.87%
------------------------------------------------------------------------------------------
Dreyfus Appreciation                                 (18.57)%    (2.31)%        5.58%
------------------------------------------------------------------------------------------
Dreyfus Premier Strategic Value                      (28.12)%    (3.42)%        8.10%(6)
------------------------------------------------------------------------------------------
Dreyfus Midcap Value                                 (34.45)%     0.02%         8.27%(6)
------------------------------------------------------------------------------------------
Dreyfus General Money Market                          (0.61)%    (0.58)%       (0.88)%(7)
------------------------------------------------------------------------------------------
Fidelity Advisor Value Strategies                    (27.52)%    (2.19)%        3.98%
------------------------------------------------------------------------------------------
Fidelity Advisor Dividend Growth                     (22.23)%    (7.14)%(8)     ---
------------------------------------------------------------------------------------------
Fidelity Advisor Mid Cap                             (20.13)%     4.08%         7.56%(9)
------------------------------------------------------------------------------------------
Fidelity Advisor International
Capital Appreciation                                 (14.15)%    (0.81)%       (1.90)%(10)
------------------------------------------------------------------------------------------
INVESCO Dynamics                                     (34.33)%   (36.59)%(11)    ---
------------------------------------------------------------------------------------------
INVESCO Technology                                   (48.10)%   (51.87)%(11)    ---
------------------------------------------------------------------------------------------
PIMCO High Yield                                      (3.22)%    (2.34)%       (1.18)%(23)
------------------------------------------------------------------------------------------
Security Capital Preservation                          2.66%      0.72%(13)     ---
------------------------------------------------------------------------------------------
Security Diversified Income                            6.95%      1.61%         1.91%
------------------------------------------------------------------------------------------
Security Global                                      (25.61)%     0.80%         2.02%(14)
------------------------------------------------------------------------------------------
Security Equity                                      (24.90)%    (7.60)%        3.49%
------------------------------------------------------------------------------------------
Security Large Cap Growth                            (28.43)%   (28.78)%(15)    ---
------------------------------------------------------------------------------------------
Security Mid Cap Value                               (16.33)%     7.13%        10.61%(16)
------------------------------------------------------------------------------------------
Security Small Cap Growth                            (28.54)%    (4.35)%       (6.37)%(17)
------------------------------------------------------------------------------------------
Security Social Awareness                            (22.16)%    (5.79)%       (2.79)%(18)
------------------------------------------------------------------------------------------
Security Large Cap Value                             (25.53)%   (11.85)%       (1.22)%
------------------------------------------------------------------------------------------
Security Mid Cap Growth                              (28.78)%     2.14%         4.31%
------------------------------------------------------------------------------------------
Strong Growth and Income                             (23.06)%   (24.46)%(19)    ---
------------------------------------------------------------------------------------------
Strong Growth 20                                     (31.81)%   (40.72)%(20)    ---
------------------------------------------------------------------------------------------
Strong Advisor Small Cap Value                        (7.76)%     5.80%(12)     ---
------------------------------------------------------------------------------------------
Strong Opportunity                                   (28.32)%   (13.32)%(20)    ---
------------------------------------------------------------------------------------------
Van Kampen Equity and Income                          (9.92)%     2.62%         7.50%
------------------------------------------------------------------------------------------
Van Kampen Comstock Fund                             (20.93)%     1.05%         7.19%
------------------------------------------------------------------------------------------
Van Kampen Aggressive Growth                         (35.00)%    (1.99)%       (0.25)%(21)
------------------------------------------------------------------------------------------
 1  From October 18, 1995 (date of Underlying Fund inception) to December 31, 2002.
 2  From July 11, 1997 (date of Underlying Fund inception) to December 31, 2002.
 3  From August 7, 1997 (date of Underlying Fund inception) to December 31, 2002.
 4  From March 3, 1997 (date of Underlying Fund inception) to December 31, 2002.
 5  From October 1, 1996 (date of Underlying Fund inception) to December 31, 2002.
 6  From September 29, 1995 (date of Underlying Fund inception) to December 31, 2002.
 7  From March 31, 1995 (date of Underlying Fund inception) to December 31, 2002.
 8  From December 29, 1998 (date of Underlying Fund inception) to December 31, 2002.
 9  From February 21, 1996 (date of Underlying Fund inception) to December 31, 2002.
10  From November 4, 1997 (date of Underlying Fund inception) to December 31, 2002.
11  From December 1, 2000 (date of Underlying Fund inception) to December 31, 2002.
12  From November 30, 2000 (date of Underlying Fund inception) to December 31, 2002.
13  From May 3, 1999 (date of Underlying Fund inception) to December 31, 2002.
14  From October 1, 1993 (date of Underlying Fund inception) to December 31, 2002.
15  From May 1, 2000 (date of Underlying Fund inception) to December 31, 2002.
16  From May 1, 1997 (date of Underlying Fund inception) to December 31, 2002.
17  From October 14, 1997 (date of Underlying Fund inception) to December 31, 2002.
18  From November 1, 1996 (date of Underlying Fund inception) to December 31, 2002.
19  From February 29, 2000 (date of Underlying Fund inception) to December 31, 2002.
20  From February 24, 2000 (date of Underlying Fund inception) to December 31, 2002.
21  From May 29, 1996 (date of Underlying Fund inception) to December 31, 2002.
22  From February 3, 1997 (date of Underlying Fund inception) to December 31, 2002.
23  From January 21, 1997 (date of Underlying Fund inception) to December 31, 2002.
==========================================================================================

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies,  characteristics  and quality of the Underlying Fund in which the Subaccount  invests,  and the market  conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccounts'  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccounts'  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other  persons to  illustrate  aspects of a  Subaccount's  performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a hypothetical or model  portfolio;  or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended  December  31, 2002,  and the  financial  statements  of SBL
Variable  Annuity  Account  XIV - Variable  Annuity  of  Security  Benefit  Life
Insurance Company at December 31, 2002, and for specified periods ended December
31,  2002,  or for  portions  of such  periods  as  disclosed  in the  financial statements,  included in this  Statement  of  Additional  Information  have been audited  by  Ernst & Young  LLP,  independent  auditors,  as set  forth in their reports thereon appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting  and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December  31, 2002 and 2001,  and for each of the three years in the period ended  December 31, 2002,  and the  financial  statements of
Variable  Annuity  Account  XIV - Variable  Annuity  of  Security  Benefit  Life
Insurance  Company at December 31, 2002,  and for the  specified  periods  ended
December 31, 2002, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the Contracts.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

--------------------------------------------------------------------------------
                       ADVANCEDESIGNS(SM) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2003

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in conjunction with the current Prospectus for the Variable Annuity dated May 1,
2003, as it may be supplemented  from time to time. A copy of the Prospectus may be obtained  from The Company by calling  1-800-888-2461  or by writing P.O. Box
750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------

                                                                         PAGE

GENERAL INFORMATION AND HISTORY..........................................  3
   Safekeeping of Assets.................................................  3

DISTRIBUTION OF THE CONTRACT.............................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE....................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract  (the  "Contract"),  Security  Benefit  Life  Insurance  Company  ("the
Company"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible  for the  safekeeping of the assets  of the  Subaccounts.  These  assets,  which  consist  of  shares  of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

Security Distributors,  Inc. ("SDI"), a wholly-owned  subsidiary of the Company, is Principal  Underwriter of the Contract.  SDI is registered as a broker/dealer with the  Securities  and  Exchange  Commission  ("SEC")  under  the  Securities
Exchange Act of 1934 and is a member of the National  Association  of Securities
Dealers, Inc. ("NASD"). The offering of the Contract is continuous.

Subject to  arrangements  with the Company,  the Contract is sold by independent broker/dealers  who are  members  of the NASD and who  become  licensed  to sell variable annuities for the Company, and by certain financial  institutions.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company and receives no underwriting commissions.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 1% of Contract
Value on an annualized basis.

The Company also will enter into agreements with broker/dealers under which each such broker/dealer will provide certain distribution services in connection with the  Contract  for which the Company will pay an amount equal on an annual basis to 0.40% of the average net assets of the Contract.  The Company will also enter into  agreements with entities,  including  registered  investment  advisers and broker/dealers,  under which such entities will provide administrative  services to Owners of the  Contract.  The Company  will pay an amount  equal on an annual basis to 0.20% of the average net assets of the Contract for such administrative services.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 1.20%, and the  administration charge of 0.15%,  on an annual  basis,  of each  Subaccount's  average daily net assets,  are  factored  into the  accumulation  unit  value or  "price"  of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis.

Each Subaccount  declares a monthly  dividend and the Company deducts the Excess
Charge from this monthly dividend upon its  reinvestment in the Subaccount.  The
Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the  reinvestment  date. The monthly dividend is paid only for the purpose of  collecting  the  Excess  Charge.  Assuming  that you owe a charge  above the minimum mortality and expense risk charge and the  administration  charge,  your
Contract  Value  will be  reduced  in the  amount  of your  Excess  Charge  upon reinvestment of the  Subaccount's  monthly  dividend.  The Company  reserves the right to  compute  and deduct the Excess  Charge  from each  Subaccount  on each
Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each  calendar  month  ("Record  Date").  The Company will pay the dividend on a subsequent  Valuation Date ("Reinvestment  Date") within five Valuation Dates of the  Record  Date.  Such  dividend  will be  declared  as a  dollar  amount  per
Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2.   the number of  Accumulation  Units  allocated to the  Subaccount  as of the
     Record Date; less

3.   the amount of the  Excess  Charge for that  Subaccount;  provided  that the
     Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the Equity  Subaccount  and no Riders,  the Excess  Charge would be computed as follows:

---------------------------------------------- --- --------
Mortality and Expense Risk Charge..........         1.30%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   1.20%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- --------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.025 per unit  declared on
December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...       $ 10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x        5,000
                                              -----------
Net Dividend Amount....................          $ 120.75
-----------------------------------------------------------

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation Units of the Equity Subaccount,  as follows: $0.02415 (net dividend per unit)  divided by $9.975  (Accumulation  Unit  value as of the  Reinvestment
Date) times 5,000 Units equals 12.105  Accumulation  Units. On the  Reinvestment
Date,  12.105  Accumulation  Units  are added to  Contract  Value for a total of
5,012.105 Accumulation Units after the dividend reinvestment.  Contract Value on the  Reinvestment  Date is equal to  5,012.105  Accumulation  Units times $9.975
(Accumulation  Unit Value as of the  Reinvestment  Date) for a Contract Value of
$49,995.75 after the dividend reinvestment.

After the Annuity  Start Date,  the Company will deduct a mortality  and expense risk charge of 1.25% under Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends are payable after the Annuity Start Date only with respect to Annuity  Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION  403(b) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- ------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

-------------------------- ------------------------
                                 ADDITIONAL
       TAX YEAR                CATCH UP AMOUNT
-------------------------- ------------------------
          2003                     $2,000
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000
-------------------------- ------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRAs under  Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000

   2008 and thereafter          $5,000
-------------------------- -----------------

If an individual is age 50 or over, the individual may make an additional  catch up  contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that  spouse's  compensation.  The maximum the lower  compensated  spouse may  contribute  is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  is  an   "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Money Market  Subaccount will be based on the change in the value,  exclusive  of capital  changes and income  other than  investment income,  of a hypothetical  investment in a Contract over a particular seven day period,  less a  hypothetical  charge  reflecting  deductions  from the Contract during  the  period  (the  "base  period")  and  stated as a  percentage  of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure  carried to at least the nearest one hundredth of one percent.  Any quotations of effective  yield for the Money Market  Subaccount  assume that all dividends received during an annual period have been reinvested.  Calculation of
"effective  yield"  begins with the same "base period  return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the seven-day  period ended December 31, 2002, the yield of the Money Market
Subaccount was -3.23% and the effective yield of the Money Market Subaccount was
-3.18%.

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                        YIELD  = 2[(a-b + 1)^6 - 1]
                                    ---
                                    cd

where    a =   net investment income earned during the period by the Series attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit on the last day of the period.

For the 30-day  period ended  December 31, 2002,  the yield for the  Diversified
Income  Subaccount  was 4.69% and the yield for the High  Yield  Subaccount  was
7.52%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance of the respective  Underlying Fund,  adjusted to reflect the maximum charges imposed under the Contract.

Average  annual  total  return  figures  reflect  the  deduction  of the maximum
mortality  and  expense  risk  and  optional   Rider   charges  of  2.45%,   the
administration  charge of 0.15%, the account  administration  charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not  reflect  deduction  of the  contingent  deferred  sales  charge and account administration  charge of $30;  provided  that such  figures do not  reflect the addition of any Credit  Enhancement.  The  contingent  deferred sales charge and account  administration  charge  if  reflected  would  lower the level of return quoted.  Total return figures that do not reflect  deduction of all charges will be accompanied by total return figures that reflect such charges.

All  Average  Annual  Return  figures  are  for  periods   beginning   prior  to
availability  of  the  Contract  and  are  based  upon  the  performance  of the corresponding  Underlying Funds, adjusted to reflect the maximum charges imposed under the  Contract,  except that  Average  Annual  Return  (without  contingent
deferred  sales  charge  and  administration   charge),  does  not  reflect  any
applicable  withdrawal  charge or account  administration  charge of $30.  Those charges,  if reflected,  would reduce such average  annual return  figures.  All average annual return figures are as of December 31, 2002.

-------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales
Charge and Administration Charge)
-------------------------------------------------------------
                               1 YEAR    5 YEARS(1) 10 YEARS
-------------------------------------------------------------
Equity Subaccount             (44.30)%  (33.56)%      ---
-------------------------------------------------------------
Large Cap Value Subaccount    (38.96)%  (33.63)%      ---
-------------------------------------------------------------
Global Subaccount             (42.80)%  (32.30)%      ---
-------------------------------------------------------------
Diversified Income Subaccount  (1.06)%   (2.50)%      ---
-------------------------------------------------------------
Large Cap Growth Subaccount   (50.15)%  (36.19)%      ---
-------------------------------------------------------------
Enhanced Index Subaccount     (45.01)%  (32.52)%      ---
-------------------------------------------------------------
International Subaccount      (49.97)%  (30.18)%      ---
-------------------------------------------------------------
Mid Cap Growth Subaccount     (50.46)%  (38.32)%      ---
-------------------------------------------------------------
Managed Asset Allocation
Subaccount                    (29.01)%  (20.54)%      ---
-------------------------------------------------------------
Equity Income Subaccount      (26.26)%  (23.89)%      ---
-------------------------------------------------------------
High Yield Subaccount         (22.14)%  (11.32)%      ---
-------------------------------------------------------------
Small Cap Value Subaccount    (10.43)%  (17.79)%      ---
-------------------------------------------------------------
Social Awareness Subaccount   (44.18)%  (31.54)%      ---
-------------------------------------------------------------
Technology Subaccount         (64.92)%  (45.71)%      ---
-------------------------------------------------------------
Mid Cap Value Subaccount      (19.83)%  (24.28)%      ---
-------------------------------------------------------------
Main Street Growth and
Income(R)Subaccount           (40.65)%  (29.19)%      ---
-------------------------------------------------------------
Small Cap Growth Subaccount   (52.20)%  (35.64)%      ---
-------------------------------------------------------------
Select 25 Subaccount          (45.84)%  (35.79)%      ---
-------------------------------------------------------------
1   From January 12, 2001 (date of Separate  Account  inception)
    to December 31, 2002.
-------------------------------------------------------------

-------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales
Charge and Administration Charge)
-------------------------------------------------------------
                               1 YEAR    5 YEARS   10 YEARS
-------------------------------------------------------------
Equity Subaccount             (25.23)%   (5.75)%     5.29%
-------------------------------------------------------------
Large Cap Value Subaccount    (25.31)%   (7.32)%     2.81%
-------------------------------------------------------------
Global Subaccount             (23.87)%    3.92%      7.81%
-------------------------------------------------------------
Diversified Income Subaccount   8.30%     4.40%      4.63%
-------------------------------------------------------------
Large Cap Growth Subaccount   (28.07)%     ---        ---
-------------------------------------------------------------
Enhanced Index Subaccount     (24.11)%  (11.33)%(2)   ---
-------------------------------------------------------------
International Subaccount      (21.58)%     ---        ---
-------------------------------------------------------------
Mid Cap Growth Subaccount     (30.37)%    4.59%      7.86%
-------------------------------------------------------------
Managed Asset
Allocation Subaccount         (11.18)%    0.60%(3)    ---
-------------------------------------------------------------
Equity Income Subaccount      (14.79)%    0.71%(3)    ---
-------------------------------------------------------------
High Yield Subaccount          (1.22)%   (0.97)%     1.90%(4)
-------------------------------------------------------------
Small Cap Value Subaccount     (8.20) %   5.48%(1)    ---
-------------------------------------------------------------
Social Awareness Subaccount   (23.04)%   (3.17)%     4.76%
-------------------------------------------------------------
Technology Subaccount         (38.35)%  (37.93)%(1)   ---
-------------------------------------------------------------
Mid Cap Value Subaccount      (15.21)%   10.56%(5)  14.28%
-------------------------------------------------------------
Main Street Growth and
Income(R) Subaccount          (20.50)%  (15.87)%(1)   ---
-------------------------------------------------------------
Small Cap Growth Subaccount   (27.48)%   (1.12)%(6) (1.94)%
-------------------------------------------------------------
Select 25 Subaccount          (27.63)%  (10.93)%(2)   ---
-------------------------------------------------------------
1   From May 1, 2000 (date of Underlying Fund inception) to December 31, 2002.

2   From May 3, 1999 (date of Underlying Fund inception) to December 31, 2002.

3   From June 1, 1995 (date of Underlying Fund inception) to December 31, 2002.

4   From August 5, 1996 (date of  Underlying  Fund  inception)  to December  31,
    2002.

5   From May 1, 1997 (date of Underlying Fund inception) to December 31, 2002.

6   From October 15, 1997 (date of  Underlying  Fund  inception) to December 31,
    2002.

-------------------------------------------------------------

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies, characteristics and quality of the Series of the Mutual
Fund in which the Subaccount invests, and the market conditions during the given time period,  and should not be  considered as a  representation  of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor communications  ("advertisements"):  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccount's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other  persons to  illustrate  aspects of a  Subaccount's  performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a hypothetical or model  portfolio;  or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended  December 31, 2002,  and  financial  statements  of Variable
Annuity Account XIV - AdvanceDesigns  Variable Annuity at December 31, 2002, and
for the period from June 1, 2002 (inception date) to December 31, 2002, included in this Statement of Additional  Information  have been audited by Ernst & Young
LLP,  independent  auditors,  as set forth in their  reports  thereon  appearing elsewhere herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December  31, 2002 and 2001,  and for each of the three years in the period ended  December 31, 2002,  and the  financial  statements of
Variable Annuity Account XIV -  AdvanceDesigns  Variable Annuity at December 31,
2002,  and for the period from June 1, 2002  (inception  date) to  December  31,
2002, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the  Contract.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

     ---------------------------------------------------------------------------
                        AEA VALUEBUILDER VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2003

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497

This Statement of Additional  Information is not a prospectus and should be read in conjunction with the current Prospectus for the Variable Annuity dated May 1,
2003, as it may be supplemented  from time to time. A copy of the Prospectus may be obtained  from The Company by calling  1-800-888-2461  or by writing P.O. Box
750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------

                                                                          PAGE

GENERAL INFORMATION AND HISTORY...........................................  3
   Safekeeping of Assets..................................................  3

DISTRIBUTION OF THE CONTRACT..............................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE.....................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract  (the  "Contract"),   Security  Benefit  Life  Insurance  Company  (the
"Company"),  and the SBL Variable Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible  for the  safekeeping of the assets  of the  Subaccounts.  These  assets,  which  consist  of  shares  of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

Security Distributors,  Inc. ("SDI"), a wholly-owned  subsidiary of the Company, is Principal  Underwriter of the Contract.  SDI is registered as a broker/dealer with the  Securities  and  Exchange  Commission  ("SEC")  under  the  Securities
Exchange Act of 1934 and is a member of the National  Association  of Securities
Dealers, Inc. ("NASD"). The offering of the Contract is continuous.

Subject to  arrangements  with the Company,  the Contract is sold by independent broker/dealers  who are  members  of the NASD and who  become  licensed  to sell variable annuities for the Company, and by certain financial  institutions.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company and receives no underwriting commissions.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 1% of contract value on an annualized basis.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 0.95%, and the  administration charge of 0.15%,  on an annual  basis,  of each  Subaccount's  average daily net assets,  are  factored  into the  accumulation  unit  value or  "price"  of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis.

Each Subaccount  declares a monthly  dividend and the Company deducts the Excess
Charge from this monthly dividend upon its  reinvestment in the Subaccount.  The
Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the  reinvestment  date. The monthly dividend is paid only for the purpose of  collecting  the  Excess  Charge.  Assuming  that you owe a charge  above the minimum mortality and expense risk charge and the  administration  charge,  your
Contract  Value  will be  reduced  in the  amount  of your  Excess  Charge  upon reinvestment of the  Subaccount's  monthly  dividend.  The Company  reserves the right to  compute  and deduct the Excess  Charge  from each  Subaccount  on each
Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each  calendar  month  ("Record  Date").  The Company will pay the dividend on a subsequent  Valuation Date ("Reinvestment  Date") within five Valuation Dates of the  Record  Date.  Such  dividend  will be  declared  as a  dollar  amount  per
Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2.   the number of  Accumulation  Units  allocated to the  Subaccount  as of the
     Record Date; less

3.   the amount of the  Excess  Charge for that  Subaccount;  provided  that the
     Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the Security  Equity  Subaccount  and no Riders,  the Excess Charge
would be computed as follows:

---------------------------------------------- --- ---------
Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............     +   0.10%
Less:  Minimum Charge......................     -   0.95%
                                                    ----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- ---------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.025 per unit  declared on
December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of                 $ 10.00
   Valuation Date before Record Date...
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x        5,000
                                              -----------
Net Dividend Amount....................          $ 120.75
-----------------------------------------------------------

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation Units of the Security Equity Subaccount,  as follows: $0.02415 (net dividend  per  unit)  divided  by  $9.975  (Accumulation  Unit  value  as of the
Reinvestment  Date) times 5,000 Units equals 12.105  Accumulation  Units. On the
Reinvestment  Date, 12.105  Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment.  Contract
Value on the Reinvestment  Date is equal to 5,012.105  Accumulation  Units times
$9.975  (Accumulation  Unit  Value as of the  Reinvestment  Date) for a Contract
Value of $49,995.75 after the dividend reinvestment.

After the Annuity  Start Date,  the Company will deduct a mortality  and expense risk charge of 1.25% under Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends are payable after the Annuity Start Date only with respect to Annuity  Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- ------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

-------------------------- ------------------------
                                  ADDITIONAL
       TAX YEAR                 CATCH UP AMOUNT
-------------------------- ------------------------
          2003                     $2,000
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000
-------------------------- ------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRAs under  Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000

   2008 and thereafter          $5,000
-------------------------- -----------------

If an individual is age 50 or over, the individual may make an additional  catch up  contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation.
The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  is  an   "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations  of yield for the Dreyfus  General  Money Market  Subaccount  will be based on the change in the value,  exclusive of capital changes and income other than  investment  income,  of a  hypothetical  investment  in a Contract  over a particular seven day period,  less a hypothetical  charge reflecting  deductions from the  Contract  during  the  period  (the  "base  period")  and  stated as a percentage  of the  investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent.  Any  quotations of effective  yield for the Dreyfus  General Money
Market  Subaccount  assume that all dividends  received  during an annual period have been  reinvested.  Calculation  of  "effective  yield" begins with the same
"base period return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the  seven-day  period ended  December  31,  2002,  the yield of the Dreyfus
General Money Market was -0.40% and the effective  yield of the Dreyfus  General
Money Market was -0.40%.

Quotations of yield for the  Subaccounts,  other than the Dreyfus  General Money
Market Subaccount,  will be based on all investment income per Accumulation Unit earned  during a particular  30-day  period,  less expenses  accrued  during the period  ("net  investment  income"),  and  will  be  computed  by  dividing  net investment  income by the value of the Accumulation  Unit on the last day of the period, according to the following formula:

                     YIELD  = 2[(a-b + 1)^6 - 1]
                                 ---
                                 cd

where    a =   net investment income earned during the period by the Underlying
               Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit on the last day of the period.

For the 30-day  period  ended  December  31,  2002,  the yield for the  Security
Capital Preservation Subaccount was 4.149%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance of the respective  Underlying Fund,  adjusted to reflect the maximum charges imposed under the Contract.

Average  annual  total  return  figures  reflect  the  deduction  of the maximum
mortality  and  expense  risk  and  optional   Rider   charges  of  2.10%,   the
administration  charge of 0.15%, the account  administration  charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not reflect  deduction of the  contingent  deferred sales charge and the account administration  charge of $30;  provided  that such  figures do not  reflect the addition of any Credit  Enhancement.  The  contingent  deferred sales charge and account  administration  charge  if  reflected  would  lower the level of return quoted.  Total return figures that do not reflect  deduction of all charges will be accompanied by total return figures that reflect such charges.

All  Average  Annual  Return  figures  are  based  upon the  performance  of the corresponding  Underlying Funds, adjusted to reflect the maximum charges imposed under the  Contract,  except that  Average  Annual  Return  (without  contingent
deferred  sales  charge  and  administration   charge),  does  not  reflect  any
applicable  withdrawal  charge or account  administration  charge of $30.  Those charges,  if  reflected,  would reduce the average  annual return  figures.  All average annual return figures are as of December 31, 2002.

------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales Charge
 and Administration Charge)
------------------------------------------------------------------------------------
-------------------------- ------------------ ------------------- ------------------
                                1 YEAR             5 YEARS(1)         10 YEARS
-------------------------- ------------------ ------------------- ------------------
AIM Basic Value                 (29.08)%           (18.52)%              ---
-------------------------- ------------------ ------------------- ------------------
AIM Mid Cap Core Equity         (18.05)%           (12.49)%              ---
-------------------------- ------------------ ------------------- ------------------
AIM Small Cap Growth            (33.46)%           (28.45)%              ---
-------------------------- ------------------ ------------------- ------------------
AIM Blue Chip                   (32.03)%           (31.77)%              ---
-------------------------- ------------------ ------------------- ------------------
American Century
 Heritage                       (22.66)%           (26.18)%              ---
-------------------------- ------------------ ------------------- ------------------
American Century Select         (28.96)%           (27.51)%              ---
-------------------------- ------------------ ------------------- ------------------
American Century
 Equity Income                  (12.63)%            (5.00)%              ---
-------------------------- ------------------ ------------------- ------------------
American Century
 International Growth           (25.62)%           (29.77)%              ---
-------------------------- ------------------ ------------------- ------------------
Ariel                           (32.15)%(2)          ---                 ---
-------------------------- ------------------ ------------------- ------------------
Ariel Premier Bond               (5.11)%(2)          ---                 ---
-------------------------- ------------------ ------------------- ------------------
Calamos Growth                  (22.35)%           (17.20)%              ---
-------------------------- ------------------ ------------------- ------------------
Calamos Convertible
 Growth and Income              (11.61)%           (10.18)%              ---
-------------------------- ------------------ ------------------- ------------------
Dreyfus Appreciation            (23.57)%           (20.33)%              ---
-------------------------- ------------------ ------------------- ------------------
Dreyfus Premier
 Strategic Value                (32.45)%           (21.69)%              ---
-------------------------- ------------------ ------------------- ------------------
Dreyfus Midcap Value            (38.34)%           (23.73)%              ---
-------------------------- ------------------ ------------------- ------------------
Dreyfus General
 Money Market                    (6.87)%            (5.85)%              ---
-------------------------- ------------------ ------------------- ------------------
Fidelity Advisor
 Value Strategies               (31.90)%           (17.47)%              ---
-------------------------- ------------------ ------------------- ------------------
Fidelity Advisor
 Dividend Growth                (26.98)%           (20.39)%              ---
-------------------------- ------------------ ------------------- ------------------
Fidelity Advisor
 Mid Cap                        (25.03)%           (19.77)%              ---
-------------------------- ------------------ ------------------- ------------------
Fidelity Advisor
 International
 Capital Appreciation           (19.46)%           (18.63)%              ---
-------------------------- ------------------ ------------------- ------------------
INVESCO Dynamics                (38.23)%           (39.89)%              ---
-------------------------- ------------------ ------------------- ------------------
INVESCO Technology              (51.03)%           (54.37)%              ---
-------------------------- ------------------ ------------------- ------------------
PIMCO High Yield                (16.13)%(2)          ---                 ---
-------------------------- ------------------ ------------------- ------------------
Security Capital
 Preservation                    (3.83)%            (3.01)%              ---
-------------------------- ------------------ ------------------- ------------------
Security Diversified
 Income                           0.16%             (0.28)%              ---
-------------------------- ------------------ ------------------- ------------------
Security Global                 (30.12)%           (25.60)%              ---
-------------------------- ------------------ ------------------- ------------------
Security Equity                 (29.45)%           (25.16)%              ---
-------------------------- ------------------ ------------------- ------------------
Security Large Cap
 Growth                         (32.74)%           (29.46)%              ---
-------------------------- ------------------ ------------------- ------------------
Security Mid
 Cap Value                      (21.49)%           (10.01)%              ---
-------------------------- ------------------ ------------------- ------------------
Security Small
 Cap Growth                     (32.85)%           (31.68)%              ---
-------------------------- ------------------ ------------------- ------------------
Security Social
 Awareness                      (26.91)%           (24.56)%              ---
-------------------------- ------------------ ------------------- ------------------
Security Large
 Cap Value                      (30.04)%           (21.82)%              ---
-------------------------- ------------------ ------------------- ------------------
Security Mid
 Cap Growth                     (33.07)%           (28.24)%              ---
-------------------------- ------------------ ------------------- ------------------
Strong Growth
 and Income                     (27.75)%           (27.04)%              ---
-------------------------- ------------------ ------------------- ------------------
Strong Growth 20                (35.88)%           (42.68)%              ---
-------------------------- ------------------ ------------------- ------------------
Strong Advisor
 Small Cap Value                (13.52)%            (4.48)%              ---
-------------------------- ------------------ ------------------- ------------------
Strong Opportunity              (32.64)%           (24.65)%              ---
-------------------------- ------------------ ------------------- ------------------
Van Kampen Equity
 and Income                     (15.53)%           (11.84)%              ---
-------------------------- ------------------ ------------------- ------------------
Van Kampen Comstock             (25.77)%           (17.37)%              ---
-------------------------- ------------------ ------------------- ------------------
Van Kampen
Aggressive
 Growth                         (38.85)%           (41.23)%              ---
-------------------------- ------------------ ------------------- ------------------
1   From January 12, 2001 (date of commencement of Separate Account  operations)
    to December 31, 2002. The Separate Account commenced operations prior to the date the Contract was first made available for purchase on December 1, 2002.

2   From May 1, 2002 (date added to Separate Account) to December 31, 2002.

------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales Charge
 and Administration Charge)
------------------------------------------------------------------------------------
-------------------------- ------------------ ------------------- ------------------
                                1 YEAR             5 YEARS            10 YEARS
-------------------------- ------------------ ------------------- ------------------

AIM Basic Value                 (24.50)%             1.53%               6.87%(1)
-------------------------- ------------------ ------------------- ------------------
AIM Mid Cap Core Equity         (12.63)%             2.54%               6.83%
-------------------------- ------------------ ------------------- ------------------
AIM Small Cap Growth            (29.20)%             4.07%               5.60%(1)
-------------------------- ------------------ ------------------- ------------------
AIM Blue Chip                   (27.66)%            (7.07)%              3.20%
-------------------------- ------------------ ------------------- ------------------
American Century
 Heritage                       (17.59)%            (2.14)%             (2.81)%(2)
-------------------------- ------------------ ------------------- ------------------
American Century
 Select                         (24.37)%            (4.90)%             (5.54)%(3)
-------------------------- ------------------ ------------------- ------------------
American Century Equity
 Income                          (6.80)%             3.16%               5.82%(4)
-------------------------- ------------------ ------------------- ------------------
American Century
 International Growth           (20.78)%            (4.30)%             (1.07)%(5)
-------------------------- ------------------ ------------------- ------------------
Ariel                            (7.04)%             3.16%               7.25%
-------------------------- ------------------ ------------------- ------------------
Ariel Premier Bond                6.47%              1.67%               1.60%(22)
-------------------------- ------------------ ------------------- ------------------
Calamos Growth                  (17.26)%            13.57%              12.72%
-------------------------- ------------------ ------------------- ------------------
Calamos Convertible
 Growth and Income               (5.70)%             8.51%               9.87%
-------------------------- ------------------ ------------------- ------------------
Dreyfus Appreciation            (18.57)%            (2.31)%              5.58%
-------------------------- ------------------ ------------------- ------------------
Dreyfus Premier
 Strategic Value                (28.12)%            (3.42)%              8.10%(6)
-------------------------- ------------------ ------------------- ------------------
Dreyfus Midcap Value            (34.45)%             0.02%               8.27%(6)
-------------------------- ------------------ ------------------- ------------------
Dreyfus General Money
 Market                         (0.61)%            (0.58)%             (0.88)%(7)
-------------------------- ------------------ ------------------- ------------------
Fidelity Advisor
 Value Strategies               (27.52)%            (2.19)%              8.52%
-------------------------- ------------------ ------------------- ------------------
Fidelity Advisor
 Dividend Growth                (22.23)%            (7.14)%(8)           ---
-------------------------- ------------------ ------------------- ------------------
Fidelity Advisor
 Mid Cap                        (20.13)%             4.08%               7.56%(9)
-------------------------- ------------------ ------------------- ------------------
Fidelity Advisor
 International
 Capital
Appreciation                    (14.15)%            (0.81)%             (1.90)%(10)
-------------------------- ------------------ ------------------- ------------------
INVESCO Dynamics                (34.33)%           (36.59)%(1)           ---
-------------------------- ------------------ ------------------- ------------------
INVESCO Technology              (48.10)%           (51.87)%(11)          ---
-------------------------- ------------------ ------------------- ------------------
PIMCO High Yield                 (3.22)%            (2.34)%             (1.18)%(23)
-------------------------- ------------------ ------------------- ------------------
Security Capita
l Preservation                   2.66%              0.72%(13)           ---
-------------------------- ------------------ ------------------- ------------------
Security Diversified
 Income                          6.95%              1.61%               1.91%
-------------------------- ------------------ ------------------- ------------------
Security Global                (25.61)%             0.80%               2.02%(14)
-------------------------- ------------------ ------------------- ------------------
Security Equity                (24.90)%            (7.60)%              3.49%
-------------------------- ------------------ ------------------- ------------------
Security Large
 Cap Growth                    (28.43)%           (28.78)0%(15)            ---
-------------------------- ------------------ ------------------- ------------------
Security Mid
 Cap Value                     (16.33)%             7.13%              10.61%(16)
-------------------------- ------------------ ------------------- ------------------
Security Small
 Cap Growth                    (28.54)%            (4.35)%             (6.37)%(17)
-------------------------- ------------------ ------------------- ------------------
Security Socia
l Awareness                    (22.16)%            (5.79)%             (2.79)%(18)
-------------------------- ------------------ ------------------- ------------------
Security Large
 Cap Value                     (25.53)%           (11.85)%             (1.22)%
-------------------------- ------------------ ------------------- ------------------
Security Mid
 Cap Growth                    (28.78)%             2.14%               4.31%
-------------------------- ------------------ ------------------- ------------------
Strong Growth
 and Income                     (23.06)%           (24.46)%(19)            ---
-------------------------- ------------------ ------------------- ------------------
Strong Growth 20                (31.81)%           (40.72)%(20)            ---
-------------------------- ------------------ ------------------- ------------------
Strong Advisor Small
 Cap Value                       (7.76)%             5.80%(12)             ---
-------------------------- ------------------ ------------------- ------------------
Strong Opportunity              (28.32)%           (13.32)%(20)            ---
-------------------------- ------------------ ------------------- ------------------
Van Kampen Equity
 and Income                      (9.92)%             2.62%               7.50%
-------------------------- ------------------ ------------------- ------------------
Van Kampen Comstock
 Fund                           (20.93)%             1.05%               7.19%
-------------------------- ------------------ ------------------- ------------------
Van Kampen
 Aggressive Growth              (35.00)%            (1.99)%             (0.25)%(21)
-------------------------- ------------------ ------------------- ------------------

1    From October 18, 1995 (date of Underlying  Fund  inception) to December 31,
     2002.
2    From July 11, 1997 (date of  Underlying  Fund  inception)  to December  31,
     2002.
3    From August 7, 1997 (date of  Underlying  Fund  inception)  to December 31,
     2002.
4    From March 3, 1997 (date of  Underlying  Fund  inception)  to December  31,
     2002.
5    From October 1, 1996 (date of  Underlying  Fund  inception) to December 31,
     2002.
6    From September 29, 1995 (date of Underlying Fund inception) to December 31,
     2002.
7    From March 31, 1995 (date of  Underlying  Fund  inception)  to December 31,
     2002.
8    From December 29, 1998 (date of Underlying  Fund inception) to December 31,
     2002.
9    From February 21, 1996 (date of Underlying  Fund inception) to December 31,
     2002.
10   From November 4, 1997 (date of Underlying  Fund  inception) to December 31,
     2002.
11   From December 1, 2000 (date of Underlying  Fund  inception) to December 31,
     2002.
12   From November 30, 2000 (date of Underlying  Fund inception) to December 31,
     2002.
13   From May 3, 1999 (date of Underlying Fund inception) to December 31, 2002.
14   From October 1, 1993 (date of  Underlying  Fund  inception) to December 31,
     2002.
15   From May 1, 2000 (date of Underlying Fund inception) to December 31, 2002.
16   From May 1, 1997 (date of Underlying Fund inception) to December 31, 2002.
17   From October 14, 1997 (date of Underlying  Fund  inception) to December 31,
     2002.
18   From November 1, 1996 (date of Underlying  Fund  inception) to December 31,
     2002.
19   From February 29, 2000 (date of Underlying  Fund inception) to December 31,
     2002.
20   From February 24, 2000 (date of Underlying  Fund inception) to December 31,
     2002.
21   From May 29, 1996 (date of Underlying Fund inception) to December 31, 2002.
22   From February 3, 1997 (date of Underlying  Fund  inception) to December 31,
     2002.
23   From January 21, 1997 (date of Underlying  Fund  inception) to December 31,
     2002.

--------------------------------------------------------------------------------

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  Contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies,  characteristics  and quality of the Underlying Fund in which the Subaccount  invests,  and the market  conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccounts'  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccounts'  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other  persons to  illustrate  aspects of a  Subaccount's  performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a hypothetical or model  portfolio;  or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002,  included in this Statement of Additional
Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing  elsewhere  herein,  and are included in reliance  upon such reports  given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December  31, 2002 and 2001,  and for each of the three years in the period ended  December 31, 2002,  are set forth  herein,  following this section.  There are no financial statements of Variable Annuity Account XIV
- AEA  Valuebuilder  included in this Statement of Additional  Information as no amounts have been  deposited  therein  under the Contract  through  December 31,
2002.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the  Contract.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

--------------------------------------------------------------------------------
                    SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2003

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the current  Prospectus for the Security  Benefit  Advisor
Variable Annuity dated May 1, 2003, as it may be supplemented from time to time.
A  copy  of  the  Prospectus  may  be  obtained  from  The  Company  by  calling
1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract  (the  "Contract"),  Security  Benefit  Life  Insurance  Company  ("the
Company"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible  for the  safekeeping of the assets  of the  Subaccounts.  These  assets,  which  consist  of  shares  of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

Security Distributors,  Inc. ("SDI"), a wholly-owned  subsidiary of the Company, is Principal  Underwriter of the Contract.  SDI is registered as a broker/dealer with the  Securities  and  Exchange  Commission  ("SEC")  under  the  Securities
Exchange Act of 1934 and is a member of the National  Association  of Securities
Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject to  arrangements  with the Company,  the Contract is sold by independent broker/dealers  who are  members  of the NASD and who  become  licensed  to sell variable annuities for the Company, and by certain financial  institutions.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company and receives no underwriting commissions.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 1% of contract value on an annualized basis.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 0.75%, and the  administration charge of 0.15%,  on an annual  basis,  of each  Subaccount's  average daily net assets,  are  factored  into the  accumulation  unit  value or  "price"  of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis.

Each Subaccount  declares a monthly  dividend and the Company deducts the Excess
Charge from this monthly dividend upon its  reinvestment in the Subaccount.  The
Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the  reinvestment  date. The monthly dividend is paid only for the purpose of  collecting  the  Excess  Charge.  Assuming  that you owe a charge  above the minimum mortality and expense risk charge and the  administration  charge,  your
Contract  Value  will be  reduced  in the  amount  of your  Excess  Charge  upon reinvestment of the  Subaccount's  monthly  dividend.  The Company  reserves the right to  compute  and deduct the Excess  Charge  from each  Subaccount  on each
Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each  calendar  month  ("Record  Date").  The Company will pay the dividend on a subsequent  Valuation Date ("Reinvestment  Date") within five Valuation Dates of the  Record  Date.  Such  dividend  will be  declared  as a  dollar  amount  per
Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2.   the number of  Accumulation  Units  allocated to the  Subaccount  as of the
     Record Date; less

3.   the amount of the  Excess  Charge for that  Subaccount;  provided  that the
     Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the Security  Equity  Subaccount  and no Riders,  the Excess Charge
would be computed as follows:

---------------------------------------------- --- ---------
Mortality and Expense Risk Charge..........         0.75%
Plus:  Optional Rider Charge...............     +   0.10%
Less:  Minimum Charge......................     -   0.75%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- ---------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.025 per unit  declared on
December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...       $ 10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Dividend Per Unit................       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                               ---------
Net Dividend Per Unit..................       $  0.02415
Times:  Number of Accumulation Units...    x        5,000
                                              -----------
Net Dividend Amount....................          $ 120.75
-----------------------------------------------------------

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation Units of the Security Equity Subaccount,  as follows: $0.02415 (net dividend  per  unit)  divided  by  $9.975  (Accumulation  Unit  value  as of the
Reinvestment  Date) times 5,000 Units equals 12.105  Accumulation  Units. On the
Reinvestment  Date, 12.105  Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment.  Contract
Value on the Reinvestment  Date is equal to 5,012.105  Accumulation  Units times
$9.975  (Accumulation  Unit  Value as of the  Reinvestment  Date) for a Contract
Value of $49,995.75 after the dividend reinvestment.

After the Annuity  Start Date,  the Company will deduct a mortality  and expense risk charge of 1.25% under Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends are payable after the Annuity Start Date only with respect to Annuity  Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION  403(b) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- ------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

-------------------------- ------------------------
                                  ADDITIONAL
        TAX YEAR                CATCH UP AMOUNT
-------------------------- ------------------------
          2003                     $2,000
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000
-------------------------- ------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRAs under  Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000

   2008 and thereafter          $5,000
-------------------------- -----------------

If an individual is age 50 or over, the individual may make an additional  catch up  contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation.
The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  is  an   "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations  of yield for the Dreyfus  General  Money Market  Subaccount  will be based on the change in the value,  exclusive of capital changes and income other than  investment  income,  of a  hypothetical  investment  in a Contract  over a particular seven day period,  less a hypothetical  charge reflecting  deductions from the  Contract  during  the  period  (the  "base  period")  and  stated as a percentage  of the  investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent.  Any  quotations of effective  yield for the Dreyfus  General Money
Market  Subaccount  assume that all dividends  received  during an annual period have been  reinvested.  Calculation  of  "effective  yield" begins with the same
"base period return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

                 Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the  seven-day  period ended  December  31,  2002,  the yield of the Dreyfus
General Money Market was -0.40% and the effective  yield of the Dreyfus  General
Money Market was -0.40%.

Quotations of yield for the  Subaccounts,  other than the Dreyfus  General Money
Market Subaccount,  will be based on all investment income per Accumulation Unit earned  during a particular  30-day  period,  less expenses  accrued  during the period  ("net  investment  income"),  and  will  be  computed  by  dividing  net investment  income by the value of the Accumulation  Unit on the last day of the period, according to the following formula:

                        YIELD    = 2[(a-b + 1)^6 - 1]
                                      ---
                                      cd

where    a =   net investment income earned during the period by the Underlying
               Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit on the last day of the period.

For the 30-day  period  ended  December  31,  2002,  the yield for the  Security
Capital Preservation Subaccount was 3.84% and Security High Yield Subaccount was
4.60%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance of the respective  Underlying Fund,  adjusted to reflect the maximum charges imposed under the Contract.

Average  annual  total  return  figures  reflect  the  deduction  of the maximum
mortality  and  expense  risk  and  optional   Rider   charges  of  1.90%,   the
administration  charge of 0.15%, the account  administration  charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not  reflect  deduction  of the  contingent  deferred  sales  charge and account administration  charge of $30;  provided  that such  figures do not  reflect the addition of any Credit  Enhancement.  The  contingent  deferred sales charge and account  administration  charge  if  reflected  would  lower the level of return quoted.  Total return figures that do not reflect  deduction of all charges will be accompanied by total return figures that reflect such charges.

All  Average  Annual  Return  figures  are  based  upon the  performance  of the corresponding  Underlying Funds, adjusted to reflect the maximum charges imposed under the  Contract,  except that  Average  Annual  Return  (without  contingent
deferred  sales  charge  and  administration   charge),  does  not  reflect  any
applicable  withdrawal  charge or account  administration  charge of $30.  Those charges,  if  reflected,  would reduce the average  annual return  figures.  All average annual return figures are as of December 31, 2002.

----------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales Charge
 and Administration Charge)
----------------------------------------------------------------------------------------
                                          1 YEAR          5 YEARS(1)        10 YEARS
------------------------------------- ----------------- ---------------- ---------------
AIM Basic Value                           (29.08)%          (18.52)%           ---
------------------------------------- ----------------- ---------------- ---------------
AIM Mid Cap Core Equity                   (18.05)%          (12.49)%           ---
------------------------------------- ----------------- ---------------- ---------------
AIM Small Cap Growth                      (33.46)%          (28.45)%           ---
------------------------------------- ----------------- ---------------- ---------------
AIM Blue Chip                             (32.03)%          (31.77)%           ---
------------------------------------- ----------------- ---------------- ---------------
American Century Heritage                 (22.66)%          (26.18)%           ---
------------------------------------- ----------------- ---------------- ---------------
American Century Select                   (28.96)%          (27.51)%           ---
------------------------------------- ----------------- ---------------- ---------------
American Century Equity Income            (12.63)%           (5.00)%           ---
------------------------------------- ----------------- ---------------- ---------------
American Century
 International Growth                     (25.62)%          (29.77)%           ---
------------------------------------- ----------------- ---------------- ---------------
Dreyfus Appreciation                      (23.57)%          (20.33)%           ---
------------------------------------- ----------------- ---------------- ---------------
Dreyfus Premier Strategic Value           (32.45)%          (21.69)%           ---
------------------------------------- ----------------- ---------------- ---------------
Dreyfus Midcap Value                      (38.34)%          (23.73)%           ---
------------------------------------- ----------------- ---------------- ---------------
Dreyfus General Money Market               (6.87)%           (5.85)%           ---
------------------------------------- ----------------- ---------------- ---------------
Fidelity Advisor Value Strategies         (31.90)%          (17.47)%           ---
------------------------------------- ----------------- ---------------- ---------------
Fidelity Advisor Dividend Growth          (26.98)%          (20.39)%           ---
------------------------------------- ----------------- ---------------- ---------------
Fidelity Advisor Mid Cap                  (25.03)%          (19.77)%           ---
------------------------------------- ----------------- ---------------- ---------------
Fidelity Advisor International
 Capital Appreciation                     (19.46)%          (18.63)%           ---
------------------------------------- ----------------- ---------------- ---------------
INVESCO Dynamics                          (38.23)%          (39.89)%           ---
------------------------------------- ----------------- ---------------- ---------------
INVESCO Technology                        (51.03)%          (54.73)%           ---
------------------------------------- ----------------- ---------------- ---------------
Security Capital Preservation              (3.83)%           (3.01)%           ---
------------------------------------- ----------------- ---------------- ---------------
Security Diversified Income                (0.16)%           (0.28)%           ---
------------------------------------- ----------------- ---------------- ---------------
Security Global                           (30.12)%          (25.60)%           ---
------------------------------------- ----------------- ---------------- ---------------
Security Equity                           (29.45)%          (25.16)%           ---
------------------------------------- ----------------- ---------------- ---------------
Security Large Cap Growth                 (32.74)%          (29.46)%           ---
------------------------------------- ----------------- ---------------- ---------------
Security Mid Cap Value                    (21.49)%          (10.01)%           ---
------------------------------------- ----------------- ---------------- ---------------
Security Small Cap Growth                 (32.85)%          (31.68)%           ---
------------------------------------- ----------------- ---------------- ---------------
Security Social Awareness                 (26.91)%          (24.56)%           ---
------------------------------------- ----------------- ---------------- ---------------
Security Large Cap Value (formerly
 Security Growth and Income)              (30.04)%          (21.82)%           ---
------------------------------------- ----------------- ---------------- ---------------
Security Mid Cap Growth
 (formerly Security Ultra)                (33.07)%          (28.24)%           ---
------------------------------------- ----------------- ---------------- ---------------
Strong Growth and Income                  (27.75)%          (27.04)%           ---
------------------------------------- ----------------- ---------------- ---------------
Strong Growth 20                          (35.88)%          (42.68)%           ---
------------------------------------- ----------------- ---------------- ---------------
Strong Advisor Small Cap Value            (13.52)%           (4.48)%           ---
------------------------------------- ----------------- ---------------- ---------------
Strong Opportunity                        (32.64)%          (24.65)%           ---
------------------------------------- ----------------- ---------------- ---------------
Van Kampen Equity and Income              (15.53)%          (11.84)%           ---
------------------------------------- ----------------- ---------------- ---------------
Van Kampen Comstock                       (25.77)%          (17.37)%           ---
------------------------------------- ----------------- ---------------- ---------------
Van Kampen Aggressive Growth              (38.85)%          (41.23)%           ---
----------------------------------------------------------------------------------------
1   From January 12, 2001 (date of commencement of Separate Account  operations)
    to December 31, 2002. The Separate Account commenced operations prior to the date the  Contract  was first made  available  for  purchase on September 3,
    2002.
----------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales Charge
 and Administration Charge)
---------------------------------- ----------------- ---------------- ------------------
                                        1 YEAR           5 YEARS          10 YEARS
---------------------------------- ----------------- ---------------- ------------------
AIM Basic Value                        (24.50)%            1.53%            6.87%(1)
---------------------------------- ----------------- ---------------- ------------------
AIM Mid Cap Core Equity                (12.63)%            2.54%            6.83%
---------------------------------- ----------------- ---------------- ------------------
AIM Small Cap Growth                   (29.20)%            4.07%            5.60%(1)
---------------------------------- ----------------- ---------------- ------------------
AIM Blue Chip                          (27.66)%           (7.07)%           3.20%
---------------------------------- ----------------- ---------------- ------------------
American Century Heritage              (17.59)%           (2.14)%(2)       (2.81)%(2)
---------------------------------- ----------------- ---------------- ------------------
American Century Select                (24.37)%           (4.90)%          (5.54)%(3)
---------------------------------- ----------------- ---------------- ------------------
American Century Equity Income          (6.80)%            3.16%            5.82%(4)
---------------------------------- ----------------- ---------------- ------------------
American Century
 International Growth                  (20.78)%           (4.30)%          (1.07)%(5)
---------------------------------- ----------------- ---------------- ------------------
Dreyfus Appreciation                   (18.57)%           (2.31)%           5.58%
---------------------------------- ----------------- ---------------- ------------------
Dreyfus Premier Strategic Value        (28.12)%            3.42%            8.10%(6)
---------------------------------- ----------------- ---------------- ------------------
Dreyfus Midcap Value                   (34.45)%            0.02%            8.27%(6)
---------------------------------- ----------------- ---------------- ------------------
Dreyfus General Money Market            (0.61)%           (0.58)%(7)       (0.88)%(7)
---------------------------------- ----------------- ---------------- ------------------
Fidelity Advisor Value
 Strategies                             (27.52%            (2.19)%           3.98%
---------------------------------- ----------------- ---------------- ------------------
Fidelity Advisor Dividend
 Growth                                (22.23)%           (7.14)%(8)        ---
---------------------------------- ----------------- ---------------- ------------------
Fidelity Advisor Mid Cap               (20.13)%            4.08%            7.56%(9)
---------------------------------- ----------------- ---------------- ------------------
Fidelity Advisor International
 Capital Appreciation                  (14.15)%           (0.81)%(10)       (1.90)%(10)
---------------------------------- ----------------- ---------------- ------------------
INVESCO Dynamics                       (34.33)%          (36.59)%(11)       ---
---------------------------------- ----------------- ---------------- ------------------
INVESCO Technology                     (48.10)%          (51.87)%(12)       ---
---------------------------------- ----------------- ---------------- ------------------
Security Capital Preservation            2.66%             0.72%(13)        ---
---------------------------------- ----------------- ---------------- ------------------
Security Diversified Income              6.95%             1.61%            1.91%
---------------------------------- ----------------- ---------------- ------------------
Security Global                        (25.61)%            0.80%            2.02%(14)
---------------------------------- ----------------- ---------------- ------------------
Security Equity                        (24.90)%           (7.60)%           3.49%
---------------------------------- ----------------- ---------------- ------------------
Security Large Cap Growth              (28.43)%          (28.78)%(15)         ---
--------------------------------- ----------------- ---------------- -------------------
Security Mid Cap Value                 (16.33)%            7.13%           10.61%(16)
---------------------------------- ----------------- ---------------- ------------------
Security Small Cap Growth              (28.54)%           (4.35)%(17)        (6.37)%(17)
---------------------------------- ----------------- ---------------- ------------------
Security Social Awareness              (22.16)%           (5.79)%          (2.79)%(18)
---------------------------------- ----------------- ---------------- ------------------
Security Large Cap Value
 (formerly Security Growth
 and Income)                           (25.53)%          (11.85)%          (1.22)%
---------------------------------- ----------------- ---------------- ------------------
Security Mid Cap Growth
 (formerly Security Ultra)             (28.78)%            2.14%            4.31%
---------------------------------- ----------------- ---------------- ------------------
Strong Growth and Income               (23.06)%          (24.46)%(19)       ---
---------------------------------- ----------------- ---------------- ------------------
Strong Growth 20                       (31.81)%          (40.72)%(20)       ---
---------------------------------- ----------------- ---------------- ------------------
Strong Advisor Small Cap Value          (7.76)%            5.80%(12)        ---
---------------------------------- ----------------- ---------------- ------------------
Strong Opportunity                     (28.32)%          (13.32)%(20)       ---
---------------------------------- ----------------- ---------------- ------------------
Van Kampen Equity and Income            (9.92)%            2.62%            7.50%
---------------------------------- ----------------- ---------------- ------------------
Van Kampen Comstock Fund               (20.93)%            1.05%            7.19%
---------------------------------- ----------------- ---------------- ------------------
Van Kampen Aggressive Growth           (35.00)%           (1.99)%          (0.25)%(21)
----------------------------------------------------------------------------------------
1    From October 18, 1995 (date of Underlying  Fund  inception) to December 31,
     2001.
2    From July 11, 1997 (date of  Underlying  Fund  inception)  to December  31,
     2001.
3    From August 7, 1997 (date of  Underlying  Fund  inception)  to December 31,
     2001.
4    From March 3, 1997 (date of  Underlying  Fund  inception)  to December  31,
     2001.
5    From October 1, 1996 (date of  Underlying  Fund  inception) to December 31,
     2001.
6    From September 29, 1995 (date of Underlying Fund inception) to December 31,
     2001.
7    From March 31, 1995 (date of  Underlying  Fund  inception)  to December 31,
     2001.
8    From December 29, 1998 (date of Underlying  Fund inception) to December 31,
     2001.
9    From February 21, 1996 (date of Underlying  Fund inception) to December 31,
     2001.
10   From November 4, 1997 (date of Underlying  Fund  inception) to December 31,
     2001.
11   From December 1, 2000 (date of Underlying  Fund  inception) to December 31,
     2001.
12   From November 30, 2000 (date of Underlying  Fund inception) to December 31,
     2001.
13   From May 3, 1999 (date of Underlying Fund inception) to December 31, 2001.
14   From October 1, 1993 (date of  Underlying  Fund  inception) to December 31,
     2001.
15   From May 1, 2000 (date of Underlying Fund inception) to December 31, 2001.
16   From May 1, 1997 (date of Underlying Fund inception) to December 31, 2001.
17   From October 14, 1997 (date of Underlying  Fund  inception) to December 31,
     2001.
18   From November 1, 1996 (date of Underlying  Fund  inception) to December 31,
     2001.
19   From February 29, 2000 (date of Underlying  Fund inception) to December 31,
     2001.
20   From February 24, 2000 (date of Underlying  Fund inception) to December 31,
     2001.
21   From May 29, 1996 (date of Underlying Fund inception) to December 31, 2001.

--------------------------------------------------------------------------------

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies,  characteristics  and quality of the Underlying Fund in which the Subaccount  invests,  and the market  conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccounts'  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccounts'  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other  persons to  illustrate  aspects of a  Subaccount's  performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a hypothetical or model  portfolio;  or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial  statements of Variable
Annuity Account XIV - Security  Benefit Advisor Variable Annuity at December 31,
2002 and for the period from September 3, 2002, (inception date) to December 31,
2002, included in this Statement of Additional  Information have been audited by
Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December  31, 2002 and 2001,  and for each of the three years in the period ended  December 31, 2002,  and the  financial  statements of
Variable  Annuity  Account XIV - Security  Benefit Advisor  Variable  Annuity at
December 31, 2002 and for the period from September 3, 2002, (inception date) to
December 31, 2002, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the  Contract.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

--------------------------------------------------------------------------------

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2002

                                    CONTENTS

                                                                           PAGE

Report of Independent Auditors...........................................    10

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of SecureDesigns Variable Annuity and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain of the  respective  subaccounts  of  Variable  Annuity  Account  XIV, a separate account of Security  Benefit  Life  Insurance  Company  comprised of the Equity,
Large Cap Value, Money Market,  Global,  Diversified  Income,  Large Cap Growth,
Enhanced Index, International,  Mid Cap Growth, Global Strategic Income, Capital
Growth,  Global Total Return,  Managed Asset  Allocation,  Equity  Income,  High
Yield, Small Cap Value, Social Awareness, Technology, Mid Cap Value, Main Street
Growth  and  Income,  Small Cap  Growth,  and Select 25  Subaccounts,  which are available  for  investment  by  contract  owners of the  SecureDesigns  Variable
Annuity,  as of December 31, 2002, and the related  statements of operations and changes in net assets for the year then ended and  changes in net assets for the period from January 12, 2001 (inception  date) to December 31, 2001,  except for those individual subaccounts operating for portions of such periods as disclosed in the financial  statements.  These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2002, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of  each  of the  respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the SecureDesigns  Variable Annuity at December 31, 2002, and
the  results  of their  operations  and the  changes in their net assets for the periods  described  above, in conformity with  accounting  principles  generally accepted in the United States.

                                                         /s/ Ernst & Young LLP

Kansas City, Missouri
January 31, 2003

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Assets and Liabilities

                                December 31, 2002

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                             LARGE CAP      MONEY                  DIVERSIFIED
                  EQUITY       VALUE        MARKET       GLOBAL       INCOME
                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                ----------------------------------------------------------------
Assets:
 Mutual funds,
 at value.....    $2,925       $4,018       $9,667         $5,256      $13,092
                ----------------------------------------------------------------
Total assets..     2,925        4,018        9,667          5,256       13,092
                ----------------------------------------------------------------
Net assets....    $2,925       $4,018       $9,667         $5,256      $13,092
                ================================================================
Units
 outstanding..   544,857      610,851      982,287        900,881    1,143,363

Unit value....    $5.38        $6.57        $9.87          $5.84       $11.46

Mutual funds,
 at cost......    $3,439       $4,923       $9,765         $6,056      $12,615
Mutual fund
 shares.......   173,816      290,332      817,837      1,079,202    1,106,665

                LARGE CAP     ENHANCED      INTER-      MID CAP      MANAGED
                 GROWTH        INDEX       NATIONAL     GROWTH       NASSET
                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                ----------------------------------------------------------------
Assets:
 Mutual funds,
 at value.....    $3,685       $1,287       $2,510         $6,199     $1,921
                ----------------------------------------------------------------
Total assets..     3,685        1,287        2,510          6,199      1,921
                ----------------------------------------------------------------
Net assets....    $3,685       $1,287       $2,510         $6,199     $1,921
                ================================================================
Units
 outstanding..   829,448      237,774      538,982      1,093,762    252,528

Unit value....    $ 4.44        $5.42        $4.65          $5.67      $7.60

Mutual funds,
 at cost......    $4,084       $1,372       $2,819         $7,340     $2,096
Mutual fund
 shares.......   749,037      196,429      405,416        386,241    162,839

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                Statements of Assets and Liabilities (continued)

                                December 31, 2002

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                   EQUITY                  SMALL CAP     SOCIAL
                   INCOME     HIGH YIELD     VALUE      AWARENESS   TECHNOLOGY
                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                 -------------------------------------------------------------
Assets:
 Mutual funds,
 at value......    $7,275        $5,370       $3,526       $1,089       $ 665
                 -------------------------------------------------------------
Total assets...     7,275         5,370        3,526        1,089         665
                 -------------------------------------------------------------
Net assets.....    $7,275        $5,370       $3,526       $1,089       $ 665
                 =============================================================

Units
outstanding....   803,419       301,751      319,542      209,531     253,905

Unit value.....     $9.06        $17.80       $11.03        $5.20       $2.62

Mutual funds,
  at cost......    $8,222        $5,529       $3,903       $1,240       $ 792
Mutual fund
 shares........   552,355       419,878      313,682       61,941     229,357

                             MAIN STREET
                  MID CAP       GROWTH     SMALL CAP
                   VALUE      AND INCOME     GROWTH     SELECT 25
                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                 -------------------------------------------------
Assets:
 Mutual funds,
 at value......    $8,033        $4,199      $2,495          $ 975
                 -------------------------------------------------
Total assets...     8,033         4,199       2,495            975
                 -------------------------------------------------
Net assets.....    $8,033        $4,199      $2,495          $ 975
                 =================================================
Units
 outstanding...   798,428       355,261     652,170        185,009

Unit value.....    $10.06        $11.82       $3.82          $5.28

Mutual funds,
 at cost.......    $8,837        $4,800      $2,798         $1,121
Mutual fund
 shares........   430,053       645,074     268,318        142,126

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2002

                                 (IN THOUSANDS)

                                LARGE CAP     MONEY                DIVERSIFIED
                      EQUITY      VALUE       MARKET      GLOBAL      INCOME
                    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                    -----------------------------------------------------------
Net investment
(loss) income:
 Dividend
  distributions....   $  20        $     71     $ 245    $     7     $297
 Expenses:
   Mortality and
    expense risk
    fee............     (15)           (25)      (37)       (21)      (53)
   Administrative
    fee............      (4)            (6)       (8)        (5)      (14)
                    ------------------------------------------------------------
Net investment
(loss) income......       1             40       200        (19)      230

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....     ---            ---       ---        ---       ---
 Realized (loss)
  gain on sale of
  fund shares......    (236)          (241)      (58)      (106)       77
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........    (535)        (1,011)     (116)      (852)      452
                    ------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......    (771)        (1,252)     (174)      (958)      529
                    ------------------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations...   $(770)       $(1,212)    $  26      $(977)     $759
                    ============================================================

                                                                      GLOBAL
                     LARGE CAP   ENHANCED     INTER-     MID CAP    STRATEGIC
                      GROWTH      INDEX      NATIONAL     GROWTH      INCOME
                    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                    ------------------------------------------------------------
Net investment
(loss) income:
 Dividend
  distributions....   $  ---        $   19      $    8   $   ---      $ 69
 Expenses:
  Mortality and
   expense risk
   fee.............     (13)           (8)         (8)       (26)      (3)
  Administrative
   fee.............      (3)           (2)         (2)        (7)      (1)
                    ------------------------------------------------------------
Net investment
(loss) income......     (16)            9          (2)       (33)      65

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....     ---          ---          ---        189       ---
 Realized (loss)
  gain on sale of
  fund shares......    (153)         (328)        (11)      (283)     (73)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........    (397)          (97)       (303)    (1,272)      (5)
                    ------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......    (550)         (425)       (314)    (1,366)     (78)
                    ------------------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations...   $(566)        $(416)      $(316)   $(1,399)    $(13)
                    ============================================================

*THIS ACTIVITY IS FOR THE PERIOD FROM JANUARY 1, 2002 TO AUGUST 27, 2002.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2002

                                 (IN THOUSANDS)

                                     GLOBAL     MANAGED
                       CAPITAL       TOTAL       ASSET        EQUITY
                        GROWTH       RETURN    ALLOCATION     INCOME
                      SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                    --------------------------------------------------
Net investment
(loss) income:
 Dividend
  distributions....    $   ---        $ ---       $   65     $  151
 Expenses:
  Mortality and
   expense risk
   fee.............      (4)          (1)          (8)         (33)
  Administrative
   fee.............      (1)         ---           (2)          (8)
                    --------------------------------------------------
Net investment
(loss) income......      (5)          (1)          55          110

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....      ---          ---          ---           90
 Realized (loss)
  gain on sale of
  fund shares......     (275)         (45)         (22)        (221)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........       (3)           2         (178)        (990)
                    --------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......     (278)         (43)        (200)      (1,121)
                    --------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations...    $(283)        $(44)       $(145)     $(1,011)
                    ==================================================

                                    SMALL
                         HIGH        CAP         SOCIAL
                        YIELD       VALUE      AWARENESS    TECHNOLOGY
                      SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                    --------------------------------------------------
Net investment
(loss) income:
 Dividend
  distributions....    $ 295       $   ---      $     4      $   ---
 Expenses:
  Mortality and
   expense risk
   fee.............     (14)          (18)          (4)          (3)
  Administrative
   fee.............      (4)           (5)          (1)          (1)
                    --------------------------------------------------
Net investment
(loss) income......     277           (23)          (1)          (4)

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....      ---           183          ---          ---
 Realized (loss)
  gain on sale of
  fund shares......      (57)          (77)         (20)        (165)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........     (102)         (467)        (158)        (152)
                    --------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......     (159)         (361)        (178)        (317)
                    --------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations...    $ 118         $(384)       $(179)       $(321)
                    =================================================

*THIS ACTIVITY IS FOR THE PERIOD FROM JANUARY 1, 2002 TO AUGUST 27, 2002.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2002

                                 (IN THOUSANDS)

                                       MAIN
                                      STREET
                        MID CAP     GROWTH AND   SMALL CAP
                         VALUE        INCOME       GROWTH     SELECT 25
                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                      ---------------------------------------------------
Net investment
(loss) income:
 Dividend
  distributions....     $  57          $  18         $  ---      $  ---
 Expenses:
  Mortality and
   expense risk
   fee.............      (36)           (18)           (10)        (6)
  Administrative
   fee.............       (9)            (5)            (3)        (2)
                     ---------------------------------------------------
Net investment
(loss) income......        12            (5)           (13)        (8)

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....       279            ---            ---         ---
 Realized (loss)
  gain on sale of
  fund shares......     (493)          (136)          (176)       (144)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........     (998)          (591)          (331)       (205)
                     ---------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......   (1,212)          (727)          (507)       (349)
                     ---------------------------------------------------
Net (decrease)
 increase in net
 assets resulting
 from operations...  $(1,200)         $(732)         $(520)      $(357)
                     ====================================================

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -

                         SecureDesigns Variable Annuity

                       Statements of Changes in Net Assets

                          Year Ended December 31, 2002

     and Period From January 12, 2001 (Inception Date) to December 31, 2001

                                 (IN THOUSANDS)

                                          EQUITY                     LARGE CAP VALUE
                                        SUBACCOUNT                     SUBACCOUNT

                                    2002            2001            2002           2001
                             ------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........     $      1       $      (3)      $      40      $      (7)
     Capital gains
      distributions........          ---               4             ---            ---
     Realized gain (loss)
      on sale of fund
      shares...............         (236)            (23)           (241)            (9)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the period....         (535)             21          (1,011)           106
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.............         (770)             (1)         (1,212)            90

   From contractholder
    transactions:
     Variable annuity
      deposits.............        3,419           1,212           2,486          2,776
     Contractholder
      maintenance charges..          (16)             (2)            (31)            (5)
     Terminations and
      withdrawals..........          (87)            (12)           (201)            (5)
     Transfers between
      subaccounts, net.....         (919)            101            (116)           236
     Transfers between
      subaccounts, due to
      mergers..............          ---             ---             ---            ---
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder
    transactions...........        2,397           1,299           2,138          3,002
                             ------------------------------------------------------------
Net increase (decrease)
 in net assets.............        1,627           1,298             926          3,092
Net assets at beginning
 of period.................        1,298             ---           3,092            ---
                             ------------------------------------------------------------
Net assets at end
 of period.................       $2,925          $1,298          $4,018         $3,092
                             ============================================================

                                         MONEY MARKET                     GLOBAL
                                          SUBACCOUNT                    SUBACCOUNT

                                      2002            2001           2002           2001
                             ------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........      $   200        $    (12)     $      (19)     $      (5)
     Capital gains
      distributions........          ---             ---             ---              1
     Realized gain
      (loss) on sale
      of fund shares.......          (58)             25            (106)           (16)
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period...........         (116)             18            (852)            52
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.............           26              31            (977)            32

   From contractholder
    transactions:
     Variable annuity
      deposits.............       10,028           7,007           4,106          1,683
     Contractholder
      maintenance charges..          (36)            (10)            (18)            (3)
     Terminations and
      withdrawals..........       (1,217)           (182)           (157)           (59)
     Transfers between
      subaccounts, net.....       (3,191)         (2,789)            (43)           244
     Transfers between
      subaccounts, due
      to mergers...........          ---             ---             448            ---
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
      transactions.........        5,584           4,026           4,336          1,865
                             ------------------------------------------------------------
Net increase (decrease)
 in net assets.............        5,610           4,057           3,359          1,897
Net assets at beginning
 of period.................        4,057             ---           1,897            ---
                             ------------------------------------------------------------
Net assets at end
 of period.................       $9,667          $4,057          $5,256         $1,897
                             ============================================================

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2002

     and Period From January 12, 2001 (Inception Date) to December 31, 2001

                                 (IN THOUSANDS)

                                  DIVERSIFIED INCOME              LARGE CAP GROWTH
                                      SUBACCOUNT                     SUBACCOUNT

                                  2002            2001            2002           2001
                            -------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........    $     230       $      (9)     $      (16)     $      (3)
     Capital gains
      distributions........          ---             ---             ---            ---
     Realized gain
      (loss) on sale of
      fund shares..........           77              25            (153)            (3)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the period....          452              25            (397)            (2)
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.............          759              41            (566)            (8)

   From contractholder
    transactions:
     Variable annuity
      deposits.............        7,019           4,859           1,475          1,065
     Contractholder
      maintenance charges..          (60)             (6)            (19)            (2)
     Terminations and
      withdrawals..........         (442)            (50)           (158)            (4)
     Transfers between
      subaccounts, net.....        1,281            (309)            380             88
     Transfers between
      subaccounts, due to
      mergers..............          ---             ---           1,434            ---
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions...........        7,798           4,494           3,112          1,147
                             ------------------------------------------------------------
Net increase (decrease)
 in net assets.............        8,557           4,535           2,546          1,139
Net assets at
 beginning of period.......        4,535             ---           1,139            ---
                             ------------------------------------------------------------
Net assets at end
 of period.................      $13,092          $4,535          $3,685         $1,139
                             ============================================================

                                      ENHANCED INDEX                  INTERNATIONAL
                                        SUBACCOUNT                     SUBACCOUNT

                                    2002            2001            2002           2001
                             ------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........    $       9       $      (2)         $   (2)        $   (1)
     Capital gains
      distributions........          ---             ---             ---            ---
     Realized gain
      (loss) on sale of
      fund shares..........         (328)             (3)            (11)            (3)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the period....          (97)             12            (303)            (6)
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.............         (416)              7            (316)           (10)

   From contractholder
    transactions:
     Variable annuity
      deposits.............          531             881           1,644            534
     Contractholder
      maintenance charges..          (11)             (2)            (12)            (1)
     Terminations and
      withdrawals..........          (62)             (4)           (112)           (15)
     Transfers between
      subaccounts, net.....         (161)            524             682            116
     Transfers between
      subaccounts, due to
      mergers..............          ---             ---             ---            ---
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions...........          297           1,399           2,202            634
                             ------------------------------------------------------------
Net increase (decrease)
 in net assets.............         (119)          1,406           1,886            624
Net assets at beginning
 of period.................        1,406             ---             624            ---
                             ------------------------------------------------------------
Net assets at end
 of period.................       $1,287          $1,406          $2,510           $624
                             ============================================================

                         Variable Annuity Account XIV -

                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2002

     and Period From January 12, 2001 (Inception Date) to December 31, 2001

                                 (IN THOUSANDS)

                                      MID CAP GROWTH                GLOBAL STRATEGIC
                                        SUBACCOUNT                  INCOME SUBACCOUNT

                                    2002            2001            2002*          2001
                             ------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........    $     (33)       $     (8)         $   65         $   (1)
     Capital gains
      distributions........          189               1             ---            ---
     Realized gain (loss)
      on sale of fund
      shares...............         (283)            (25)            (73)             4
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the period....       (1,272)            131              (5)             5
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.............       (1,399)             99             (13)             8

   From contractholder
    transactions:
     Variable annuity
      deposits.............        3,404           2,650             422            638
     Contractholder
      maintenance charges..          (32)             (5)             (5)           ---
     Terminations and
      withdrawals..........         (179)            (70)            (72)           (20)
     Transfers between
      subaccounts, net.....        1,368             363             165            (78)
     Transfers between
      subaccounts, due
      to mergers...........          ---             ---          (1,045)           ---
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions...........        4,561           2,938            (535)           540
                             ------------------------------------------------------------
Net increase (decrease)
 in net assets.............        3,162           3,037            (548)           548
Net assets at beginning
 of period.................        3,037             ---             548            ---
                             ------------------------------------------------------------
Net assets at end
 of period.................       $6,199          $3,037         $   ---           $548
                             ============================================================

                                      CAPITAL GROWTH                  GLOBAL TOTAL
                                        SUBACCOUNT                  RETURN SUBACCOUNT

                                    2002*           2001            2002*          2001
                             ------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........       $   (5)         $   (2)         $   (1)        $   (1)
     Capital gains
      distributions........          ---             ---             ---            ---
     Realized gain
      (loss) on sale of
      fund shares..........         (275)             (2)            (45)            (2)
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period...........           (3)              3               2             (2)
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.............         (283)             (1)            (44)            (5)

   From contractholder
    transactions:
     Variable annuity
      deposits.............          819             814             313            179
     Contractholder
      maintenance charges..           (4)             (1)             (2)           ---
     Terminations and
      withdrawals..........          (17)            (10)            (25)            (1)
     Transfers between
      subaccounts, net.....           33              84              10             23
     Transfers between
      subaccounts, due
      to mergers...........       (1,434)            ---            (448)           ---
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions...........         (603)            887            (152)           201
                             ------------------------------------------------------------
Net increase (decrease)
 in net assets.............         (886)            886            (196)           196
Net assets at beginning
 of period.................          886             ---             196            ---
                             ------------------------------------------------------------
Net assets at end
 of period...................       $  ---            $886          $  ---           $196
                               ==========================================================

*THIS ACTIVITY IS FOR THE PERIOD FROM JANUARY 1, 2002 TO AUGUST 27, 2002.

                         Variable Annuity Account XIV -

                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2002

     and Period From January 12, 2001 (Inception Date) to December 31, 2001

                                 (IN THOUSANDS)

                                      MANAGED ASSET                   EQUITY INCOME
                                  ALLOCATION SUBACCOUNT                SUBACCOUNT

                                    2002            2001            2002           2001
                             ------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........       $   55          $   (2)      $     110      $      (7)
     Capital gains
      distributions........          ---             ---              90            ---
     Realized gain (loss)
      on sale of fund
      shares...............          (22)             (2)           (221)            (2)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the period....         (178)              3            (990)            43
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.............         (145)             (1)         (1,011)            34

   From contractholder
    transactions:

     Variable annuity
      deposits.............        1,030             933           4,609          2,965
     Contractholder
      maintenance charges..           (8)             (1)            (39)            (5)
     Terminations and
      withdrawals..........          (42)            (73)           (226)           (95)
     Transfers between
      subaccounts, net.....          179              49             821            222
     Transfers between
      subaccounts, due
      to mergers...........          ---             ---             ---            ---
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions...........        1,159             908           5,165          3,087
                             ------------------------------------------------------------
Net increase (decrease)
 in net assets.............        1,014             907           4,154          3,121
Net assets at beginning
 of period.................          907             ---           3,121            ---
                             ------------------------------------------------------------
Net assets at end
 of period.................       $1,921            $907          $7,275         $3,121
                             ============================================================

                                        HIGH YIELD                      SMALL CAP
                                        SUBACCOUNT                  VALUE SUBACCOUNT

                                    2002            2001            2002           2001
                             ------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........       $  277           $  74      $      (23)     $      (5)
     Capital gains
      distributions........          ---             ---             183             33
     Realized gain
      (loss) on sale
      of fund shares.......          (57)            (11)            (77)           (15)
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period...........         (102)            (57)           (467)            90
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.............          118               6            (384)           103

   From contractholder
    transactions:

     Variable annuity
      deposits.............        2,499             953           2,502          1,485
     Contractholder
      maintenance charges..          (16)             (2)            (25)            (4)
     Terminations
      and withdrawals......         (244)           (371)           (230)           (47)
     Transfers between
      subaccounts, net.....        1,102             280            (365)           491
     Transfers between
      subaccounts, due
      to mergers...........        1,045             ---             ---            ---
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions...........        4,386             860           1,882          1,925
                             ------------------------------------------------------------
Net increase (decrease)
 in net assets.............        4,504             866           1,498          2,028
Net assets at beginning
 of period.................          866             ---           2,028            ---
                             ------------------------------------------------------------
Net assets at end
 of period.................       $5,370            $866          $3,526         $2,028
                             ============================================================

                         Variable Annuity Account XIV -

                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2002

      and Period From January 2, 2001 (Inception Date) to December 31, 2001

                                 (IN THOUSANDS)

                                     SOCIAL AWARENESS                  TECHNOLOGY
                                        SUBACCOUNT                     SUBACCOUNT

                                    2002            2001            2002           2001
                             ------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........     $     (1)         $   (1)        $    (4)        $   (1)
     Capital gains
      distributions........          ---             ---             ---            ---
     Realized gain (loss)
      on sale of fund
      shares...............          (20)             (2)           (165)             1
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period...........         (158)              7            (152)            25
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.............         (179)              4            (321)            25

   From contractholder
    transactions:

     Variable annuity
      deposits.............          706             441             184            315
     Contractholder
      maintenance
      charges..............           (5)             (1)             (5)            (1)
     Terminations and
      withdrawals..........          (15)            (32)            (37)            (1)
     Transfers between
      subaccounts, net.....          131              39             394            112
     Transfers between
      subaccounts, due
      to mergers...........          ---             ---             ---            ---
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions...........          817             447             536            425
                             ------------------------------------------------------------
Net increase (decrease)
 in net assets.............          638             451             215            450
Net assets at beginning
 of period.................          451             ---             450            ---
                            -------------------------------------------------------------
Net assets at end
 of period.................       $1,089            $451          $  665           $450
                             ============================================================

                                      MID CAP VALUE                MAIN STREET GROWTH
                                        SUBACCOUNT                AND INCOME SUBACCOUNT

                                    2002            2001            2002           2001
                             ------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........    $      12       $      (8)        $    (5)     $      (2)
     Capital gains
      distributions........          279             ---             ---            ---
     Realized gain (loss)
      on sale of fund
      shares...............         (493)            (26)           (136)            (1)
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period...........         (998)            194            (591)           (10)
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from operations........       (1,200)            160            (732)           (13)

   From contractholder
    transactions:
     Variable annuity
      deposits.............        5,230           2,863           2,029          2,071
     Contractholder
      maintenance charges..          (44)             (7)            (18)            (3)
     Terminations and
      withdrawals..........         (324)            (67)           (219)           (11)
     Transfers between
      subaccounts, net.....          812             610             975            120
     Transfers between
      subaccounts, due
      to mergers...........          ---             ---             ---            ---
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions...........        5,674           3,399           2,767          2,177
                             ------------------------------------------------------------
Net increase (decrease)
 in net assets.............        4,474           3,559           2,035          2,164
Net assets at beginning
 of period.................        3,559             ---           2,164            ---
                             ------------------------------------------------------------
Net assets at end
 of period.................      $ 8,033          $3,559          $4,199         $2,164
                             ============================================================

                         Variable Annuity Account XIV -

                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 2002

     and Period From January 12, 2001 (Inception Date) to December 31, 2001

                                 (IN THOUSANDS)

                                     SMALL CAP GROWTH                   SELECT 25
                                        SUBACCOUNT                     SUBACCOUNT

                                    2002            2001            2002           2001
                             ------------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)........      $   (13)      $      (3)       $     (8)        $   (2)
     Capital gains
      distributions........          ---             ---             ---            ---
     Realized gain (loss)
      on sale of fund
      shares...............         (176)            (17)           (144)            (5)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the period....         (331)             28            (205)            59
                             ------------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.............         (520)              8            (357)            52

   From contractholder
    transactions:

     Variable annuity
      deposits.............        1,461           1,039             601            727
     Contractholder
      maintenance charges..          (13)             (2)             (7)            (2)
     Terminations
      and withdrawals......         (112)             (6)           (119)            (6)
     Transfers between
      subaccounts, net.....          411             229            (140)           226
     Transfers between
      subaccounts, due
      to mergers..........          ---             ---             ---            ---
                           --------------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions...........      1,747           1,260             335            945
                           --------------------------------------------------------------
Net increase (decrease)
 in net assets.............      1,227           1,268             (22)           997
Net assets at beginning
 of period.................      1,268             ---             997            ---
                           --------------------------------------------------------------
Net assets at end
 of period.................     $2,495          $1,268            $975           $997
                           ==============================================================

                         Variable Annuity Account XIV -

                         SecureDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2002

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        ORGANIZATION --  SecureDesigns  Variable  Annuity  (SecureDesigns)  is a
        deferred  variable  annuity  contract  offered by Security  Benefit Life
        Insurance  Company  (SBL).   Purchase  payments  for  SecureDesigns  are
        allocated  to one or  more of the  subaccounts  that  comprise  Variable
        Annuity  Account  XIV (the  Account),  a separate  account  of SBL.  The
        Account is registered as a unit  investment  trust under the  Investment
        Company Act of 1940,  as amended.  Deposits  received by the Account for
        SecureDesigns  are invested in the SBL Fund, a mutual fund not otherwise available  to the public.  As  directed  by the  owners,  amounts may be invested in a designated series of the SBL Fund as follows:

---------------------------- --------------------------------------------------
SUBACCOUNT                   SERIES OF THE SBL FUND
---------------------------- --------------------------------------------------

Equity...................    Series A (Equity Series)
Large Cap Value..........    Series B (Large Cap Value Series)
Money Market.............    Series C (Money Market Series)
Global...................    Series D (Global Series)
Diversified Income.......    Series E (Diversified Income Series)
Large Cap Growth.........    Series G (Large Cap Growth Series)
Enhanced Index...........    Series H (Enhanced Index Series)
International............    Series I (International Series)
Mid Cap Growth...........    Series J (Mid Cap Growth Series)
Managed Asset
 Allocation..............    Series N (Managed Asset Allocation Series)
Equity Income............    Series O (Equity Income Series)
High Yield...............    Series P (High Yield Series)
Small Cap Value..........    Series Q (Small Cap Value Series)
Social Awareness.........    Series S (Social Awareness Series)
Technology...............    Series T (Technology Series)
Mid Cap Value............    Series V (Mid Cap Value Series)
Main Street Growth
 and Income..............    Series W (Main Street Growth and Income Series)
Small Cap Growth.........    Series X (Small Cap Growth Series)
Select 25................    Series Y (Select 25 Series)
---------------------------- --------------------------------------------------

        During 2002, the Global Strategic Income Series, the Global Total Return
        Series,  and the Capital  Growth  Series were merged into the High Yield
        Series,   the  Global   Series,   and  the  Large  Cap  Growth   Series,
        respectively.

        Pursuant  to a  plan  of  reorganization  approved  by SBL  Fund  Global
        Strategic  Income  Series  shareholders,  SBL  Fund  High  Yield  Series acquired all the net assets of SBL Fund Global Strategic  Income,  which totaled $1,045,096 on the closing date of the reorganization, August 27,
        2002.  A total of 116,901  shares  were  exchanged  from SBL Fund Global
        Strategic  Income Series.  In exchange for the assets of SBL Fund Global
        Strategic Income Series 80,890 shares of SBL Fund High Yield Series were issued to shareholders of record immediately after the closing date.

        Pursuant to a plan of reorganization approved by SBL Fund Capital Growth
        Series  shareholders,  SBL Fund Large Cap Growth Series acquired all the net assets of SBL Fund Capital Growth Series,  which totaled  $1,433,681 on the closing date of the  reorganization,  August 27, 2002. A total of
        275,179 shares were  exchanged  from SBL Fund Capital Growth Series.  In exchange for the assets of SBL Fund Capital Growth Series 274,126 shares of SBL Fund Large Cap  Growth  Series  were  issued to  shareholders  of record immediately after the closing date.

        Pursuant to a plan of  reorganization  approved by SBL Fund Global Total
        Return Series shareholders,  SBL Fund Global Series acquired all the net assets of SBL Fund Global Total Return,  which  totaled  $447,759 on the closing date of the  reorganization,  August 27, 2002. A total of 57,479 shares were  exchanged  from SBL Fund Global  Total  Return  Series.  In exchange for the assets of SBL Fund Global Total  Return  Series  84,643 shares of SBL Fund Global Series were issued to  shareholders  of record immediately after the closing date.

        Under  applicable  insurance  law,  the  assets and  liabilities  of the
        Account are clearly identified and distinguished from SBL's other assets and liabilities.  The portion of the Account's assets  applicable to the variable annuity  contracts is not chargeable with  liabilities  arising out of any other business SBL may conduct.

        Under  the  terms  of  the  investment  advisory  contracts,  investment portfolios  of the  underlying  mutual  funds are  managed  by  Security
        Management Company, LLC (SMC), a limited liability company controlled by its  members,  SBL and Security  Benefit  Group,  Inc.,  a  wholly-owned subsidiary of SBL.

        SMC has engaged The Dreyfus Corporation to provide subadvisory  services for the  Large Cap  Value  Series;  OppenheimerFunds,  Inc.  to  provide subadvisory  services for the Global  Series and the Main Street  Growth
        and  Income  Series;   Deutsche  Asset   Management,   Inc.  to  provide
        subadvisory services for the Enhanced Index Series; Templeton Investment
        Counsel,  LLC to  provide  subadvisory  services  for the  International
        Series; T. Rowe Price Associates,  Inc. to provide subadvisory  services for the Managed Asset  Allocation  Series and the Equity Income  Series;
        Wellington  Management Company,  LLP (Wellington  Management) to provide
        subadvisory   services  for  the  Technology   Series;   Strong  Capital
        Management, Inc. to provide subadvisory services for the Small Cap Value
        Series;  and RS  Investment  Management,  L.P.  to  provide  subadvisory services for the Small Cap Growth Series.

        INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the statement of assets and liabilities at market value (net asset value of the underlying  mutual fund).  Investment  transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

        The cost of investments purchased and proceeds from investments sold for the years ended December 31, 2002 were as follows:

--------------------------------------------- ------------- --------------
                                                 COST OF       PROCEEDS
SUBACCOUNT                                      PURCHASES     FROM SALES
--------------------------------------------- ------------- --------------
                                                      (IN THOUSANDS)

Equity....................................      $  4,103       $  1,705
Large Cap Value...........................         3,535          1,382
Money Market..............................        17,911         12,127
Global....................................         5,221            904
Diversified Income........................        15,500          7,472
Large Cap Growth..........................         4,248          1,152
Enhanced Index............................         6,610          6,304
International.............................         2,319            119
Mid Cap Growth............................         5,725          1,033
Global Strategic Income...................         2,063          2,533
Capital Growth............................         1,044          1,677
Global Total Return.......................           348            501
Managed Asset Allocation..................         1,398            184
Equity Income.............................         6,847          1,507
High Yield................................         7,161          2,498
Small Cap Value...........................         5,544          3,502
Social Awareness..........................           938            122
Technology................................           967            435
Mid Cap Value.............................        11,610          5,645
Main Street Growth and Income.............         3,464            702
Small Cap Growth..........................         3,382          1,648
Select 25.................................         2,123          1,796
--------------------------------------------- ------------- --------------

        ANNUITY  RESERVES -- As of December 31, 2002,  annuity reserves have not been  established as there are no contracts that have matured and are in the  payout  stage.  Such  reserves  would be  computed  on the basis of published  mortality  tables  using  assumed  interest  rates  that will provide  reserves as prescribed by law. In cases where the payout option selected is life contingent,  SBL periodically recalculates the required annuity  reserves,  and any resulting  adjustment  is either  charged or credited to SBL and not to the Account.

        REINVESTMENT  OF DIVIDENDS -- Dividend and capital  gains  distributions paid by the mutual  fund to the  Account are  reinvested  in  additional shares of each  respective  fund.  Dividend  income  and  capital  gains distributions are recorded as income on the ex-dividend date.

        FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current  provisions of the IRC, SBL does not expect to incur federal income  taxes on the  earnings of the Account to the extent the earnings are credited  under  contracts.  Based on this,  no charge is being made currently  to the  Account  for federal  income  taxes.  SBL will review periodically  the  status of this  policy in the event of changes in the tax law. A charge  may be made in future  years for any  federal  income taxes that would be attributable to the contracts.

        USE  OF  ESTIMATES  --  The  preparation  of  financial   statements  in
        conformity with accounting  principles  generally accepted in the United
        States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
        Actual results could differ from those estimates.

2.      VARIABLE ANNUITY CONTRACT CHARGES

        SBL deducts a daily  administrative  charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account  administration  charge of $30  annually,  except for certain contracts  based on a minimum  account  value and the period of time the contract has been in force.  Mortality  and expense risks assumed by SBL are  compensated  for by a fee equivalent to an annual rate ranging from
        0.60%  to 0.85% of the  average  daily  net  assets.  Additionally,  SBL deducts an amount for each rider,  equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

        When  applicable,  an amount  for state  premium  taxes is  deducted  as provided by pertinent  state law either from  purchase  payments or from the amount  applied to effect an  annuity at the time  annuity  payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The changes in units  outstanding  for the years ended December 31, 2002 and 2001 were as follows:

        --------------------------------------------------------------------------------
                                                                  2002
                                                     -----------------------------------
                                                                              NET
                                                      UNITS     UNITS       INCREASE
        SUBACCOUNT                                   ISSUED    REDEEMED    (DECREASE)
        --------------------------------------------------------------------------------
                                                              (IN THOUSANDS)

        Equity....................................       921       (553)         368
        Large Cap Value...........................       585       (317)         268
        Money Market..............................     2,369     (1,788)         581
        Global....................................       999       (340)         659
        Diversified Income........................     1,879     (1,152)         727
        Large Cap Growth..........................     1,024       (374)         650
        Enhanced Index............................     1,191     (1,145)          46
        International.............................       546       (109)         437
        Mid Cap Growth............................     1,146       (416)         730
        Global Strategic Income...................       224       (278)         (54)
        Capital Growth............................       248       (386)        (138)
        Global Total Return.......................        56        (81)         (25)
        Managed Asset Allocation..................       184        (35)         149
        Equity Income.............................       889       (372)         517
        High Yield................................       471       (216)         255
        Small Cap Value...........................       626       (471)         155
        Social Awareness..........................       183        (38)         145
        Technology................................       379       (228)         151
        Mid Cap Value.............................     1,339       (833)         506
        Main Street Growth and Income.............       308        (95)         213
        Small Cap Growth..........................       943       (525)         418
        Select 25.................................       379       (327)          52
        --------------------------------------------------------------------------------

        --------------------------------------------------------------------------------
                                                                    2001
                                                     -----------------------------------
                                                                              NET
                                                     UNITS      UNITS       INCREASE
        SUBACCOUNT                                   ISSUED    REDEEMED    (DECREASE)
        --------------------------------------------------------------------------------
                                                            (IN THOUSANDS)

        Equity....................................       268        (91)         177
        Large Cap Value...........................       456       (113)         343
        Money Market..............................     1,263       (861)         402
        Global....................................       338        (96)         242
        Diversified Income........................       762       (345)         417
        Large Cap Growth..........................       232        (52)         180
        Enhanced Index............................       599       (406)         193
        International.............................       125        (22)         103
        Mid Cap Growth............................       494       (130)         364
        Global Strategic Income...................       153        (99)          54
        Capital Growth............................       193        (56)         137
        Global Total Return.......................        37        (11)          26
        Managed Asset Allocation..................       159        (55)         104
        Equity Income.............................       384        (97)         287
        High Yield................................       135        (88)          47
        Small Cap Value...........................       321       (156)         165
        Social Awareness..........................        88        (23)          65
        Technology................................       131        (28)         103
        Mid Cap Value.............................       557       (264)         293
        Main Street Growth and Income.............       175        (33)         142
        Small Cap Growth..........................       388       (153)         235
        Select 25.................................       228        (94)         134
        --------------------------------------------------------------------------------

4.      UNIT VALUES

        A summary of units outstanding, unit values, net assets, expense ratios, investment  income  ratios,  and total return ratios for the period from
        January 12, 2001 (inception date) to December 31, 2001 follows:

        -------------------------------------------------------
        SUBACCOUNT                           2002        2001
        -------------------------------------------------------

        EQUITY
        Units........................     544,857     176,676
        Unit value...................       $5.38       $7.36
        Net assets (000s)............      $2,925      $1,298
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       0.96%       0.01%
        Total return***..............    (26.90)%    (12.38)%

        LARGE CAP VALUE
        Units........................     610,851     343,404
        Unit value...................       $6.57       $9.00
        Net assets (000s)............      $4,018      $3,092
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       1.99%       0.01%
        Total return***..............    (27.00)%     (7.88)%

        MONEY MARKET
        Units........................     982,287     401,703
        Unit value...................       $9.87      $10.13
        Net assets (000s)............      $9,667      $4,057
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       3.57%       0.07%
        Total return***..............     (2.57)%     (0.30)%

        GLOBAL
        Units........................     900,881     242,048
        Unit value...................       $5.84       $7.84
        Net assets (000s)............      $5,256      $1,897
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       0.20%        ---%
        Total return***..............    (25.51)%    (13.75)%

        DIVERSIFIED INCOME
        Units........................   1,143,363     416,745
        Unit value...................      $11.46      $10.89
        Net assets (000s)............     $13,092      $4,535
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       3.37%        ---%
        Total return***..............       5.23%       2.35%

        LARGE CAP GROWTH
        Units........................     829,448     180,104
        Unit value...................       $4.44       $6.33
        Net assets (000s)............      $3,685      $1,139
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....        ---%        ---%
        Total return***..............    (29.86)%    (14.34)%

        ENHANCED INDEX
        Units........................     237,774     192,600
        Unit value...................       $5.42       $7.31
        Net assets (000s)............      $1,287      $1,406
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       1.42%        ---%
        Total return***..............    (25.85)%    (13.70)%

        INTERNATIONAL
        Units........................     538,982     102,552
        Unit value...................       $4.65       $6.09
        Net assets (000s)............      $2,510        $624
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       0.50%        ---%
        Total return***..............    (23.65)%    (26.80)%

        MID CAP GROWTH
        Units........................   1,093,762     364,122
        Unit value...................       $5.67       $8.34
        Net assets (000s)............      $6,199      $3,037
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....        ---%        ---%
        Total return***..............    (32.01)%    (13.84)%

        MANAGED ASSET ALLOCATION
        Units........................     252,528     103,760
        Unit value...................       $7.60       $8.74
        Net assets (000s)............      $1,921        $907
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       4.61%        ---%
        Total return***..............    (13.04)%     (7.71)%

        EQUITY INCOME
        Units........................     803,419     287,273
        Unit value...................       $9.06      $10.87
        Net assets (000s)............      $7,275      $3,121
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       2.91%        ---%
        Total return***..............    (16.65)%     (1.98)%

        HIGH YIELD
        Units........................     301,751      47,057
        Unit value...................      $17.80      $18.41
        Net assets (000s)............      $5,370        $866
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       9.46%      17.68%
        Total return***..............     (3.31)%       0.22%

        SMALL CAP VALUE
        Units........................     319,542     164,868
        Unit value...................      $11.03      $12.30
        Net assets (000s)............      $3,526      $2,028
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....        ---%        ---%
        Total return***..............    (10.33)%      19.53%

        SOCIAL AWARENESS
        Units........................     209,531      65,355
        Unit value...................       $5.20       $6.92
        Net assets (000s)............      $1,089        $451
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       0.60%        ---%
        Total return***..............    (24.86)%    (13.72)%

        TECHNOLOGY
        Units........................     253,905     103,185
        Unit value...................       $2.62       $4.37
        Net assets (000s)............        $665        $450
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....        ---%        ---%
        Total return***..............    (40.05)%    (19.52)%

        MID CAP VALUE
        Units........................     798,428     292,715
        Unit value...................      $10.06      $12.16
        Net assets (000s)............      $8,033      $3,559
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       0.98%        ---%
        Total return***..............    (17.27)%       9.25%

        MAIN STREET GROWTH AND INCOME
        Units........................     355,261     142,304
        Unit value...................      $11.82      $15.21
        Net assets (000s)............      $4,199      $2,164
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....       0.55%       0.24%
        Total return***..............    (22.29)%    (10.79)%

        SMALL CAP GROWTH
        Units........................     652,170     234,506
        Unit value...................       $3.82       $5.40
        Net assets (000s)............      $2,495      $1,268
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....        ---%        ---%
        Total return***..............    (29.26)%    (24.37)%

        SELECT 25
        Units........................     185,009     133,791
        Unit value...................       $5.28       $7.47
        Net assets (000s)............        $975        $997
        Ratio of expenses to net            0.75%       0.75%
           assets*...................
        Investment income ratio**....        ---%        ---%
        Total return***..............    (29.32)%    (10.00)%
        -------------------------------------------------------

         *These  ratios  represent  the  annualized  contract  expenses  of  the
          Account,  consisting  primarily of mortality and expense charges,  for each period  indicated.  The ratios  include only those  expenses that result in a direct reduction to unit values.  Charges made directly to contract owner  accounts  through the redemption of units and expenses of the underlying fund are excluded.

        **These  amounts  represent the dividends,  excluding  distributions  of capital gains,  received by the subaccount from the underlying  mutual fund, net of management fees assessed by the fund manager,  divided by the average net assets.  These ratios exclude those expenses,  such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected  by  the  timing  of  the  declaration  of  dividends  by the underlying fund in which the subaccounts invest.

       ***These amounts  represent the total return for  the periods  indicated, including  changes in the value of the  underlying  fund,  and reflect deductions  for all items  included  in the expense  ratio.  The total return does not include any expenses  assessed  through the redemption of units;  inclusion of these expenses in the calculation would result in a reduction  in the total  return  presented.  The total  return is calculated for the period indicated or from the effective date through the end of the reporting period.

--------------------------------------------------------------------------------
                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                              Financial Statements

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                    CONTENTS

                                                                      PAGE

Report of Independent Auditors....................................      11

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of Security Benefit Advisor Variable Annuity and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain of the  respective  subaccounts  of  Variable  Annuity  Account  XIV, a separate account of Security  Benefit Life Insurance  Company  comprised of the AIM Basic
Value, AIM Blue Chip,  American Century Select,  American Century Equity Income,
Dreyfus  Appreciation,  Dreyfus Mid Cap Value,  Dreyfus  General  Money  Market,
Fidelity Advisor International Capital Appreciation,  INVESCO Dynamics, Security
Capital Preservation, Security Diversified Income, Security Global, Security Mid
Cap Value,  Security  Small Cap Growth,  Security  Social  Awareness,  Large Cap
Value, Strong Advisor Small Cap Value, Strong Opportunity, Van Kampen Equity and
Income, and Van Kampen Comstock Subaccounts,  which are available for investment by contract  owners of the Security  Benefit  Advisor  Variable  Annuity,  as of
December 31, 2002,  and the related  statements of operations and changes in net assets for the period from  September 3, 2002  (inception  date) to December 31,
2002.  These financial  statements are the  responsibility  of the management of
Security Benefit Life Insurance  Company.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2002, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of  each  of the  respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Security Benefit Advisor Variable Annuity at December 31,
2002,  and the results of their  operations  and the changes in their net assets for the  period  described  above,  in  conformity  with  accounting  principles generally accepted in the United States.

                                                       /s/ Ernst & Young LLP

Kansas City, Missouri
January 31, 2003

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                      Statements of Assets and Liabilities

                                December 31, 2002

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                                                  AMERICAN
                                                     AMERICAN      CENTURY
                             AIM          AIM        CENTURY       EQUITY        DREYFUS
                         BASIC VALUE   BLUE CHIP      SELECT       INCOME     APPRECIATION
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
  Mutual funds,
    at value..........    $4.9           $1.5         $1.3         $10.1         $1.3
                         -----------------------------------------------------------------
Total assets..........     4.9            1.5          1.3          10.1          1.3
                         -----------------------------------------------------------------
Net assets............     4.9            1.5          1.3          10.1          1.3
                         =================================================================
Units outstanding.....     711            247          209         1,063          185

Unit value............   $6.87          $5.94        $6.37         $9.49        $7.20

Mutual funds, at cost.    $5.0           $1.6         $1.3         $10.2         $1.3
Mutual fund shares....     224            164           47         1,543           43

                                                      FIDELITY
                           DREYFUS       DREYFUS      ADVISOR
                             MID         GENERAL    INTERNATIONAL              SECURITY
                             CAP          MONEY       CAPITAL       INVESCO     CAPITAL
                            VALUE        MARKET     APPRECIATION   DYNAMICS   PRESERVATION
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
   Mutual funds,
     at value.........    $1.1           $1.2         $1.2          $1.3         $20.5
                         -----------------------------------------------------------------
Total assets..........     1.1            1.2          1.2           1.3          20.5
                         -----------------------------------------------------------------
Net assets............    $1.1           $1.2         $1.2          $1.3         $20.5
                         =================================================================
Units outstanding.....     190            119          151           265         2,012

Unit value............   $6.05          $9.66        $7.66         $5.04        $10.18

Mutual funds, at cost.    $1.1           $1.2         $1.2          $1.4         $20.5
Mutual fund shares....      66          1,152          106           126         2,047

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2002

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                           SECURITY                   SECURITY      SECURITY     SECURITY
                         DIVERSIFIED     SECURITY     MID CAP      SMALL CAP     SOCIAL
                           INCOME         GLOBAL       VALUE         GROWTH     AWARENESS
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
   Mutual funds,
    at value..........     $0.9          $1.1        $11.5          $1.5         $0.8
                         -----------------------------------------------------------------
Total assets..........      0.9           1.1         11.5           1.5          0.8
                         -----------------------------------------------------------------
Net assets............     $0.9          $1.1        $11.5          $1.5         $0.8
                         =================================================================
Units outstanding.....       81           176        1,419           250          118

Unit value............   $10.71         $6.56        $8.08         $6.06        $6.76

Mutual funds, at cost.     $0.9          $1.1        $11.1          $1.5         $0.9
Mutual fund shares....      176           119          625           181           50

                                         STRONG                  VAN KAMPEN
                           SECURITY     ADVISOR                    EQUITY
                           LARGE CAP     SMALL       STRONG          AND      VAN KAMPEN
                            VALUE      CAP VALUE   OPPORTUNITY     INCOME     COMSTOCK
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
   Mutual funds,
    at value..........    $0.4           $1.2         $1.5          $5.4         $1.2
                         -----------------------------------------------------------------
Total assets..........     0.4            1.2          1.5           5.4          1.2
                         -----------------------------------------------------------------
Net assets............    $0.4           $1.2         $1.5          $5.4         $1.2
                         =================================================================
Units outstanding.....      58            137          237           640          166

Unit value............   $6.82          $8.72        $6.35         $8.49        $6.94

Mutual funds, at cost.    $0.4           $1.2         $1.5          $5.4         $1.2
Mutual fund shares....      87             63           53           821           93

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                            Statements of Operations

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                                                                  AMERICAN
                                                     AMERICAN      CENTURY
                             AIM          AIM        CENTURY       EQUITY        DREYFUS
                         BASIC VALUE   BLUE CHIP      SELECT       INCOME     APPRECIATION
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....      $  ---         $---         $---          $ 0.1         $---
 Expenses:
   Mortality and
    expense risk
    fee............         ---          ---          ---            ---          ---
                         -----------------------------------------------------------------
Net investment
income (loss)......         ---          ---          ---            0.1          ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....         ---          ---          ---            0.1          ---
 Realized gain
  (loss) on sale of
  fund shares......         ---          ---          ---            ---          ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........       (0.1)        (0.1)          ---           (0.1)         ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......       (0.1)        (0.1)          ---            ---          ---
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...      $(0.1)       $(0.1)         $---          $ 0.1         $---
                         =================================================================

                                                      FIDELITY
                           DREYFUS       DREYFUS      ADVISOR
                             MID         GENERAL    INTERNATIONAL              SECURITY
                             CAP          MONEY       CAPITAL       INVESCO     CAPITAL
                            VALUE        MARKET     APPRECIATION   DYNAMICS   PRESERVATION
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....       $---         $---         $---            $---        $0.1
 Expenses:
   Mortality and
    expense risk
    fee............        ---          ---          ---             ---         ---
                         -----------------------------------------------------------------
Net investment
income (loss)......        ---          ---          ---             ---         0.1
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....        ---          ---          ---             ---         ---
 Realized gain
  (loss) on sale of
  fund shares......        ---          ---          ---             ---         ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........        ---          ---          ---            (0.1)        ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......        ---          ---          ---            (0.1)        ---
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...       $---         $---         $---           $(0.1)       $0.1
                         =================================================================

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                      Statements of Operations (continued)

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                           SECURITY                   SECURITY      SECURITY     SECURITY
                         DIVERSIFIED     SECURITY     MID CAP      SMALL CAP     SOCIAL
                           INCOME         GLOBAL       VALUE         GROWTH     AWARENESS
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....       $---         $---          $---           $---          $---
 Expenses:
   Mortality and
    expense risk
    fee............       ---          ---            ---            ---           ---
                         -----------------------------------------------------------------
Net investment
income (loss)......       ---          ---            ---            ---           ---

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....       ---          ---            ---            ---           ---
 Realized gain
  loss on sale of
  fund shares......       ---          ---            0.1            ---           ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........       ---          ---            0.4            ---          (0.1)
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......       ---          ---            0.5            ---          (0.1)
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...      $---         $---           $0.5           $---         $(0.1)
                         =================================================================

                                         STRONG                  VAN KAMPEN
                           SECURITY     ADVISOR                    EQUITY
                           LARGE CAP     SMALL       STRONG          AND      VAN KAMPEN
                            VALUE      CAP VALUE   OPPORTUNITY     INCOME     COMSTOCK
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....      $---          $---         $---           $---          $---
 Expenses:
   Mortality and
    expense risk
    fee............       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net investment
 income (loss).....       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....       ---           ---          ---            ---           ---
 Realized gain
  (loss) on sale of
  fund shares......       ---           ---          ---            ---           ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting        $---          $---         $---           $---          $---
 from operations...      =================================================================

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                       Statements of Changes in Net Assets

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                                                                  AMERICAN
                                                     AMERICAN      CENTURY
                             AIM          AIM        CENTURY       EQUITY        DREYFUS
                         BASIC VALUE   BLUE CHIP      SELECT       INCOME     APPRECIATION
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $ ---        $ ---          $---          $0.1          $ ---
  Capital gains
   distributions...        ---          ---           ---           0.1            ---
  Realized gain
   (loss) on sale
   of fund shares..        ---          ---           ---           ---            ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........       (0.1)        (0.1)          ---          (0.1)           ---
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......       (0.1)        (0.1)          ---           0.1            ---

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......        5.7          1.6           1.3          11.4            1.3
   Terminations and
    withdrawals....        ---          ---           ---           ---            ---
   Transfers
    between
    subaccounts,
    net............       (0.7)         ---           ---          (1.4)           ---
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....        5.0         1.6           1.3           10.0            1.3
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........        4.9         1.5           1.3           10.1            1.3
Net assets at
 beginning of
 period............        ---         ---           ---            ---            ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........      $ 4.9        $ 1.5          1.3          $10.1           $1.3
                         =================================================================

                                                      FIDELITY
                           DREYFUS       DREYFUS      ADVISOR
                             MID         GENERAL    INTERNATIONAL              SECURITY
                             CAP          MONEY       CAPITAL       INVESCO     CAPITAL
                            VALUE        MARKET     APPRECIATION   DYNAMICS   PRESERVATION
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $ ---        $ ---          $ ---         $---          $0.1
  Capital gains
   distributions...        ---          ---            ---          ---           ---
  Realized gain
   (loss) on sale
   of fund shares..        ---          ---            ---          ---           ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........        ---          ---            ---         (0.1)          ---
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......        ---          ---            ---         (0.1)          0.1

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......        1.1          1.2            1.2          1.4          23.1
   Terminations and
    withdrawals....        ---          ---            ---          ---          ---
   Transfers
    between
    subaccounts,
    net............        ---          ---            ---          ---          (2.7)
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....        1.1          1.2            1.2          1.4          20.4
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........        1.1          1.2            1.2          1.3          20.5
Net assets at
 beginning of
 period............        ---          ---            ---          ---          ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........       $1.1         $1.2            1.2        $ 1.3         $20.5
                         =================================================================

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                 Statements of Changes in Net Assets (continued)

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                           SECURITY                   SECURITY      SECURITY     SECURITY
                         DIVERSIFIED     SECURITY     MID CAP      SMALL CAP     SOCIAL
                           INCOME         GLOBAL       VALUE         GROWTH     AWARENESS
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $---         $---          $ ---          $---          $---
  Capital gains
   distributions...       ---          ---            ---           ---           ---
  Realized gain
   (loss) on sale
   of fund shares..       ---          ---            0.1           ---           ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........       ---          ---            0.4           ---          (0.1)
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......       ---          ---            0.5           ---          (0.1)

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......       0.9          1.1           12.5           1.5           0.9
   Terminations and
    withdrawals....       ---          ---            ---           ---           ---
   Transfers
    between
    subaccounts,
    net............       ---          ---           (1.5)          ---           ---
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....       0.9          1.1           11.0           1.5           0.9
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........       0.9          1.1           11.5           1.5           0.8
Net assets at
 beginning of
 period............       ---          ---            ---           ---           ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........      $0.9         $1.1          $11.5          $1.5         $ 0.8
                         =================================================================

                                         STRONG                  VAN KAMPEN
                           SECURITY     ADVISOR                    EQUITY
                           LARGE CAP     SMALL       STRONG          AND      VAN KAMPEN
                            VALUE      CAP VALUE   OPPORTUNITY     INCOME     COMSTOCK
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $ ---        $ ---         $ ---          $---         $ ---
  Capital gains
   distributions...        ---          ---           ---           ---           ---
  Realized gain
   (loss) on sale
   of fund shares..        ---          ---           ---           ---           ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........        ---          ---           ---           ---           ---
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......        ---          ---           ---           ---           ---
                         -----------------------------------------------------------------
  From
  contractholder
  transactions:
   Variable annuity
    deposits.......        0.4          1.2           1.5           6.1           1.2
   Terminations and
    withdrawals....        ---          ---           ---           ---           ---
   Transfers
    between
    subaccounts,
    net............        ---          ---           ---          (0.7)          ---
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....        0.4          1.2           1.5           5.4           1.2
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........        0.4          1.2           1.5           5.4           1.2
Net assets at
 beginning of
 period............        ---          ---           ---           ---           ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........       $0.4         $1.2          $1.5         $ 5.4          $1.2
                         =================================================================

SEE ACCOMPANYING NOTES.

                         Variable Annu Account XIV -
                    Security Benefit Asor Variable Annuity
                   of Security Benefit Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2002

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        ORGANIZATION -- Security  Benefit Advisor  Variable  Annuity of Security
        Benefit Life Insurance  Company (APVASBL) is a deferred variable annuity contract  offered by Security  Benefit  Life  Insurance  Company  (SBL).
        Purchase  payments  for  APVASBL  are  allocated  to one or  more of the subaccounts that comprise Variable Annuity Account XIV (the Account),  a separate  account of SBL. The Account is registered as a unit investment trust under the  Investment  Company Act of 1940,  as amended.  Deposits received by the Account for APVASBL are  invested in AIM Growth  Series,
        AIM  Equity  Series,   American  Century   Investments,   Inc.,  Dreyfus
        Appreciation Fund, Inc., Dreyfus Growth and Value Funds, Inc.,  Fidelity
        Advisor Series I, INVESCO Stock Funds, Inc., INVESCO Sector Funds, Inc.,
        Security  Income Fund,  Security  Equity Fund,  Security Large Cap Value
        Fund,  Security Mid Cap Growth Fund, Strong  Conservative  Equity Funds,
        Inc., Strong Equity Funds,  Inc., Van Kampen Equity and Income Fund, Van
        Kampen Comstock Fund, and Van Kampen Aggressive Growth Fund. As directed by the owners,  amounts may be invested in a  designated  mutual fund as follows,  with those subaccounts  designated with an asterisk (*) having no activity during the period from September 3, 2002 (inception date) to
        December 31, 2002:

        -------------------- --------------------------------------------------------
        SUBACCOUNT                                 MUTUAL FUND
        -------------------- --------------------------------------------------------

                               AIM Growth Series:

        AIM Basic Value....       AIM Basic Value Fund (Class A)
        AIM Mid Cap
         Equity*...........       AIM Mid Cap Equity Fund (Class A)
        AIM Small
         Cap Growth*.......       AIM Small Cap Growth Fund (Class A)

                                AIM Equity Series:

        AIM Blue Chip......       AIM Blue Chip Fund (Class A)

                               American Century Investments, Inc.:
        American Century
         Heritage*.........       American Century Heritage Fund (Advisor Class)
        American Century
         Select............       American Century Select Fund (Advisor Class)
        American Century
         Equity Income.....       American Century Equity Income Fund (Advisor Class)
        American Century
         International
         Growth*...........       American Century International Growth Fund
                                   (Advisor Class)
        Dreyfus
         Appreciation......    Dreyfus Appreciation Fund, Inc. (Class A)

                               Dreyfus Growth and Value Funds, Inc.:
        Dreyfus Premier
         Strategic Value*..       Dreyfus Premier Strategic Value Fund (Class A)
        Dreyfus Midcap
         Value.............       Dreyfus Midcap Value Fund (Class A)
        Dreyfus General
         Money Market......       Dreyfus General Money Market Fund (Class A)

                               Fidelity Advisor Series I:
        Fidelity Advisor
         Value Strategies*.       Fidelity Advisor Value Strategies Fund (Class T)
        Fidelity Advisor
         Dividend Growth*..       Fidelity Advisor Dividend Growth Fund (Class T)
        Fidelity Advisor
         Mid Cap*..........       Fidelity Advisor Mid Cap Fund (Class T)
        Fidelity Advisor
         International
         Capital
         Appreciation .....       Fidelity Advisor International Capital Appreciation
                                   Fund (Class T)

                               INVESCO Stock Funds, Inc.:
        INVESCO Dynamics...       INVESCO Dynamics Fund (Class K)

                               INVESCO Sector Funds, Inc.:
        INVESCO Technology*       INVESCO Technology Fund (Class K)

                               Security Income Fund:
        Security Capital
         Preservation......       Security Capital Preservation Fund (Class A)
        Security
         Diversified
         Income............       Security Diversified Income Fund (Class A)

                               Security Equity Fund:
        Security Global....       Security Global Series (Class A)
        Security Equity*...       Security Equity Series (Class A)
        Security Large
         Cap Growth*.......       Security Large Cap Growth Series (Class A)
        Security Mid
         Cap Value.........       Security Mid Cap Value Series (Class A)
        Security Small
         Cap Growth........       Security Small Cap Growth Series (Class A)
        Security Social
         Awareness.........       Security Social Awareness Series (Class A)
        Security Large
         Cap Value.........    Security Large Cap Value Fund (Class A)
        Security Mid
         Cap Growth*.......    Security Mid Cap Growth Fund (Class A)

                               Strong Conservative Equity Funds, Inc.:
        Strong Growth
         and Income*.......       Strong Growth and Income Fund (Advisor Class)

                               Strong Equity Funds, Inc.:
        Strong Growth 20*..       Strong Growth 20 Fund (Advisor Class)
        Strong Advisor
         Small Cap Value...       Strong Advisor Small Cap Value Fund (Advisor Class)
        Strong Opportunity.       Strong Opportunity Fund (Advisor Class)
        Van Kampen Equity
         and Income........    Van Kampen Equity and Income Fund (Class A)
        Van Kampen
         Comstock..........    Van Kampen Comstock Fund (Class A)
        Van Kampen
         Aggressive Growth*    Van Kampen Aggressive Growth Fund (Class A)
        ---------------------------------------------------- -------------------

        The financial  information set forth herein includes only the amounts in the Account supporting  APVASBL.  APVASBL was first offered on September
        3, 2002.

        Under  applicable  insurance  law,  the  assets and  liabilities  of the
        Account are clearly identified and distinguished from SBL's other assets and liabilities.  The portion of the Account's assets  applicable to the variable annuity  contracts is not chargeable with  liabilities  arising out of any other business SBL may conduct.

        AIM Advisors, Inc. serves as investment advisor of AIM Basic Value Fund,
        AIM Mid Cap Equity Fund,  AIM Small Cap Growth  Fund,  and AIM Blue Chip
        Fund. American Century Investment Management,  Inc. serves as investment advisor of American Century Heritage Fund, American Century Select Fund,
        American Century Equity Income Fund, and American Century  International
        Growth Fund.  The Dreyfus  Corporation  serves as investment  advisor of
        Dreyfus  Appreciation  Fund, Inc., Dreyfus Premier Strategic Value Fund,
        Dreyfus  Midcap  Value Fund,  and Dreyfus  General  Money  Market  Fund.
        Fidelity  Management & Research Company serves as investment  advisor of
        Fidelity Advisor Value Strategies Fund, Fidelity Advisor Dividend Growth
        Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor  International
        Capital   Appreciation   Fund.  INVESCO  Funds  Group,  Inc.  serves  as
        investment  advisor of INVESCO  Dynamics  Fund,  and INVESCO  Technology
        Fund.  Deutsche Asset Management,  Inc. serves as investment  advisor of
        Security Capital  Preservation Fund. Security  Management  Company,  LLC
        (SMC) serves as investment advisor of Security  Diversified Income Fund,
        Security  Global  Series,  Security  Equity  Series,  Security Large Cap
        Growth Series,  Security Mid Cap Value Series, Security Small Cap Growth
        Series, Security Social Awareness Series, Security Large Cap Value Fund,
        and Security Mid Cap Growth Fund. SMC has engaged OppenheimerFunds, Inc.
        to provide  subadvisory  services  to  Security  Global  Series,  Strong
        Capital  Management,  Inc. to provide  subadvisory  services to Security
        Small  Cap  Growth  Series,  and  The  Dreyfus  Corporation  to  provide subadvisory  services to Security  Large Cap Value Fund.  Strong Capital
        Management,  Inc.  serves as  investment  advisor  of Strong  Growth and
        Income Fund, Strong Growth 20 Fund, Strong Advisor Small Cap Value Fund,
        and Strong Opportunity Fund. Van Kampen Asset Management, Inc. serves as investment  advisor of Van Kampen  Equity  and Income  Fund,  Van Kampen
        Comstock Fund, and Van Kampen Aggressive Growth Fund.

        INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the  statements  of assets and  liabilities  at market  value (net asset value  of the  underlying  mutual  fund).  Investment  transactions  are accounted for on the trade date.  Realized  gains and losses on sales of investments  are  determined  based on the average  cost of  investments sold.

        The cost of investments purchased and proceeds from investments sold for the period from September 3, 2002 (inception  date) to December 31, 2002 were as follows:

------------------------------------------ ------------- ---------------
                                              COST OF       PROCEEDS
SUBACCOUNT                                   PURCHASES     FROM SALES
------------------------------------------ ------------- ---------------
                                                  (IN THOUSANDS)

AIM Basic Value.......................        $  5.7         $0.7
AIM Blue Chip.........................           1.6          ---
American Century Select...............           1.3          ---
American Century Equity Income........          11.6          2.4
Dreyfus Appreciation..................           1.3          ---
Dreyfus Midcap Value..................           1.1          ---
Dreyfus General Money Market..........           1.2          ---
Fidelity Advisor International
 Capital Appreciation.................           1.2          ---
INVESCO Dynamics......................           1.4          ---
Security Capital Preservation.........          23.3          2.8
Security Diversified Income...........           1.2          0.3
Security Global.......................           1.1          ---
Security Mid Cap Value................          12.5          1.5
Security Small Cap Growth.............           1.5          ---
Security Social Awareness.............           0.9          ---
Security Large Cap Value..............           5.9          5.5
Strong Advisor Small Cap Value........           1.2          ---
Strong Opportunity....................           1.5          ---
Van Kampen Equity and Income..........           6.1          0.7
Van Kampen Comstock...................           1.2          ---
------------------------------------------ ------------- ---------------

        ANNUITY  RESERVES -- As of December 31, 2002,  annuity reserves have not been  established  because there are no contracts  that have matured and are in the payout stage. Such reserves would be computed on the basis of published  mortality  tables  using  assumed  interest  rates  that will provide  reserves as prescribed by law. In cases where the payout option selected is life contingent,  SBL periodically recalculates the required annuity  reserves,  and any resulting  adjustment  is either  charged or credited to SBL and not to the Account.

        REINVESTMENT  OF DIVIDENDS -- Dividend and capital  gains  distributions paid by the mutual  funds to the Account are  reinvested  in  additional shares of each  respective  Fund.  Dividend  income  and  capital  gains distributions are recorded as income on the ex-dividend date.

        FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current  provisions of the IRC, SBL does not expect to incur federal income  taxes on the  earnings of the Account to the extent the earnings are credited  under  contracts.  Based on this,  no charge is being made currently  to the  Account  for federal  income  taxes.  SBL will review periodically  the  status of this  policy in the event of changes in the tax law. A charge  may be made in future  years for any  federal  income taxes that would be attributable to the contracts.

        USE  OF  ESTIMATES  --  The  preparation  of  financial   statements  in
        conformity with accounting  principles  generally accepted in the United
        States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
        Actual results could differ from those estimates.

2.      VARIABLE ANNUITY CONTRACT CHARGES

        SBL deducts a daily  administrative  charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account  administration  charge of $30  annually,  except for certain contracts  based on a minimum  account  value and the period of time the contract has been in force.  The  mortality and expense risks assumed by
        SBL are  compensated  for by a fee equivalent to an annual rate of 0.75%
        of the  average  daily net asset  value.  Additionally,  SBL  deducts an amount for each rider,  equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

        When applicable,  an amount for premium taxes is deducted as provided by pertinent  state law either  from  purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The changes in units  outstanding  for the period from September 3, 2002
        (inception date) to December 31, 2002 were as follows:

        --------------------------------------- ---------- --------------- --------------
                                                                                 NET
                                                  UNITS        UNITS          INCREASE
        SUBACCOUNT                                ISSUED      REDEEMED       (DECREASE)
        --------------------------------------- ---------- --------------- --------------
        AIM Basic Value......................       810         (99)             711
        AIM Blue Chip........................       247         ---              247
        American Century Select..............       209         ---              209
        American Century Equity Income.......     1,209        (146)           1,063
        Dreyfus Appreciation.................       185         ---              185
        Dreyfus Midcap Value.................       190         ---              190
        Dreyfus General Money Market.........       119         ---              119
        Fidelity Advisor International
         Capital Appreciation................       151         ---              151
        INVESCO Dynamics.....................       265         ---              265
        Security Capital Preservation........     2,283        (271)           2,012
        Security Diversified Income..........        81         ---               81
        Security Global......................       176         ---              176
        Security Mid Cap Value...............     1,596        (177)           1,419
        Security Small Cap Growth............       250         ---              250
        Security Social Awareness............       118         ---              118
        Security Large Cap Value.............        58         ---               58
        Strong Advisor Small Cap Value.......       137         ---              137
        Strong Opportunity...................       237         ---              237
        Van Kampen Equity and Income.........       721         (81)             640
        Van Kampen Comstock..................       166         ---              166
        --------------------------------------- ---------- --------------- --------------

4.      UNIT VALUES

        A summary of units  outstanding,  unit  values,  net assets,  investment income  ratios,  expense  ratios and total return  ratios for the period from September 3, 2002 (inception date) to December 31, 2002 follows:

        ----------------------------------------- -------------
        AIM BASIC VALUE
        Units.................................           711
        Unit value............................         $6.87
        Net assets (000s).....................          $4.9
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.97)%

        AIM BLUE CHIP
        Units.................................           247
        Unit value............................         $5.94
        Net assets (000s).....................         $1.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.30)%

        AMERICAN CENTURY SELECT
        Units.................................           209
        Unit value............................         $6.37
        Net assets (000s).....................         $1.30
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.78)%

        AMERICAN CENTURY EQUITY INCOME
        Units.................................         1,063
        Unit value............................         $9.49
        Net assets (000s).....................         $10.1
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         1.06%
        Total return***.......................         2.26%

        DREYFUS APPRECIATION
        Units.................................           185
        Unit value............................         $7.20
        Net assets (000s).....................         $1.30
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.44)%

        DREYFUS MID CAP VALUE
        Units.................................           190
        Unit value............................         $6.05
        Net assets (000s).....................          $1.1
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         2.20%

        DREYFUS GENERAL MONEY MARKET****
        Units.................................           119
        Unit value............................         $9.66
        Net assets (000s).....................          $1.2
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         0.17%
        Total return***.......................       (1.02)%

        FIDELITY ADVISOR INTERNATIONAL CAPITAL
        APPRECIATION
        Units.................................           151
        Unit value............................         $7.66
        Net assets (000s).....................         $1.20
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (4.61)%

        INVESCO DYNAMICS
        Units.................................           265
        Unit value............................         $5.04
        Net assets (000s).....................          $1.3
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         3.70%

        SECURITY CAPITAL PRESERVATION
        Units.................................         2,012
        Unit value............................        $10.18
        Net assets (000s).....................        $20.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         0.95%
        Total return***.......................         0.00%

        SECURITY DIVERSIFIED INCOME****
        Units.................................            81
        Unit value............................        $10.71
        Net assets (000s).....................          $0.9
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         1.85%
        Total return***.......................         0.85%

        SECURITY GLOBAL
        Units.................................           176
        Unit value............................         $6.56
        Net assets (000s).....................          $1.1
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (5.07)%

        SECURITY MID CAP VALUE
        Units.................................         1,419
        Unit value............................         $8.08
        Net assets (000s).....................        $11.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.74)%

        SECURITY SMALL CAP GROWTH
        Units.................................           250
        Unit value............................         $6.06
        Net assets (000s).....................         $1.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         1.17%

        SECURITY SOCIAL AWARENESS
        Units.................................           118
        Unit value............................         $6.76
        Net assets (000s).....................         $0.80
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.29)%

        SECURITY LARGE CAP VALUE

        Units.................................            58
        Unit value............................         $6.82
        Net assets (000s).....................          $0.4
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.71)%

        STRONG ADVISOR SMALL CAP VALUE
        Units.................................           137
        Unit value............................         $8.72
        Net assets (000s).....................          $1.2
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.11)%

        STRONG OPPORTUNITY
        Units.................................           237
        Unit value............................         $6.35
        Net assets (000s).....................         $1.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.00)%

        VAN KAMPEN EQUITY AND INCOME****
        Units.................................           640
        Unit value............................         $8.49
        Net assets (000s).....................          $5.4
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         1.15%
        Total return***.......................       (0.24)%

        VAN KAMPEN COMSTOCK
        Units.................................           166
        Unit value............................         $6.94
        Net assets (000s).....................          $1.2
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         1.61%
        ----------------------------------------- -------------

   * These ratios  represent the  annualized  contract  expenses of the separate account,  consisting  primarily of mortality and expense charges,  for each period  indicated.  The ratios include only those expenses that result in a direct  reduction to unit values.  Charges made directly to contract  owner accounts  through the  redemption  of units and expenses of the  underlying fund are excluded.

  ** These amounts represent the dividends,  excluding  distributions of capital gains,  received by the subaccount from the underlying  mutual fund, net of management  fees assessed by the fund  manager,  divided by the average net assets. These ratios exclude those expenses,  such as mortality and expense charges,  that  result  in  direct  reductions  in  the  unit  values.  The recognition  of  investment  income by the  subaccount  is  affected by the timing of the  declaration of dividends by the underlying fund in which the subaccounts invest.

 *** These  amounts  represent  the  total  return  for the  periods  indicated, including  changes  in  the  value  of the  underlying  fund,  and  reflect deductions for all items  included in the expense  ratio.  The total return does not include any expenses  assessed  through the  redemption  of units;
     inclusion of these expenses in the calculation  would result in a reduction in the total  return  presented.  The total  return is  calculated  for the period from September 3, 2002 (inception date) to December 31, 2002 and has not been annualized.

**** Net  investment  income is less than  $100 so  amount  is not  reported  in
     Statement of Operations,  but is used in  calculation of investment  income ratio.

--------------------------------------------------------------------------------
                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                              Financial Statements

          Period From June 1, 2002 (Inception Date) to December 31,2002

                                    CONTENTS

                                                                           PAGE

Report of Independent Auditors.........................................      10

Audited Financial Statements

Report of Independent Auditors

The Contract Owners of AdvanceDesigns Variable Annuity and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain of the  respective  subaccounts  of  Variable  Annuity  Account  XIV, a separate account of Security  Benefit  Life  Insurance  Company  comprised of the Equity,
Large Cap Value, Money Market, Global, Diversified Income, Large Cap Growth, Mid
Cap Growth,  High Yield,  Small Cap Value, Mid Cap Value, Main Street Growth and
Income, and Small Cap Growth Subaccounts,  which are available for investment by contract owners of the AdvanceDesigns Variable Annuity, as of December 31, 2002,
and the  related  statements  of  operations  and  changes in net assets for the period from June 1, 2002 (inception  date) to December 31, 2002. These financial statements are the  responsibility  of the  management of Security  Benefit Life
Insurance  Company.  Our  responsibility  is to  express  an  opinion  on  these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2002, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of  each  of the  respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvanceDesigns Variable Annuity at December 31, 2002, and
the  results  of their  operations  and the  changes in their net assets for the period  described  above,  in conformity with  accounting  principles  generally accepted in the United States.

                                                          /s/ Ernst & Young LLP

Kansas City, Missouri
January 31, 2003

                            Variable Annuity Account XIV -
                           AdvanceDesigns Variable Annuity

                         Statements of Assets and Liabilities

                                  December 31, 2002

                     (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                    LARGE CAP
                      EQUITY          VALUE         MONEY MARKET      GLOBAL
                    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                    ------------------------------------------------------------
Assets:

   Mutual funds,
 at value.........    $244.6          $203.9            $52.9         $119.9
                    ------------------------------------------------------------
Total assets......     244.6           203.9             52.9          119.9
                    ------------------------------------------------------------
Net assets........    $244.6          $203.9            $52.9         $119.9
                    ============================================================
Units
 outstanding......    32,942          27,124            5,425         16,179

Unit value........     $7.42           $7.51            $9.74          $7.41

Mutual funds,
 at cost..........    $251.4          $208.4            $53.4         $121.2
Mutual fund
 shares...........    14,533          14,732            4,474         24,625

                     DIVERSIFIED    LARGE CAP         MID CAP          HIGH
                        INCOME        GROWTH           GROWTH          YIELD
                      SUBACCOUNT    SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                    ------------------------------------------------------------
Assets:

   Mutual funds,
 at value.........      $509.6        $212.3           $111.8         $271.9
                    ------------------------------------------------------------
Total assets......       509.6         212.3            111.8          271.9
                    ------------------------------------------------------------
Net assets........      $509.6        $212.3           $111.8         $271.9
                    ============================================================
Units
 outstanding......      48,362        28,836           16,426         28,924

Unit value........      $10.53         $7.36            $6.80          $9.40

Mutual funds,
 at cost..........      $497.1        $216.2           $108.1         $271.8
Mutual fund
 shares...........      43,075        43,154            6,965         21,261

                                                    MAIN STREET
                    SMALL CAP                        GROWTH AND     SMALL CAP
                      VALUE         MID CAP VALUE      INCOME         GROWTH
                    SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                    ------------------------------------------------------------
Assets:

   Mutual funds,
 at value.........     $12.2          $111.2           $116.5         $34.6
                    ------------------------------------------------------------
Total assets......      12.2           111.2            116.5          34.6
                    ------------------------------------------------------------
Net assets........     $12.2          $111.2           $116.5         $34.6
                    ============================================================
Units
 outstanding......     1,479          14,448           15,028         4,650

Unit value........     $8.26           $7.70            $7.75         $7.43

Mutual funds,
 at cost..........     $12.3          $108.1           $119.7         $34.6
Mutual fund
 shares...........     1,085           5,953           17,898         3,715

SEE ACCOMPANYING NOTES.

         Variable Annuity Account XIV - AdvanceDesigns Variable Annuity

                            Statements of Operations

         Period from June 1, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                                                   LARGE          MONEY
                                     EQUITY       CAP VALUE       MARKET        GLOBAL
                                   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                   -------------------------------------------------------
Net investment
 income (loss):
   Dividend
    distributions................    $ 1.3          $ 1.7          $ 1.4         $ 0.2
   Expenses:
     Mortality and
      expense risk fee...........     (0.8)          (0.6)          (0.5)         (0.3)
     Administrative fee..........     (0.1)          (0.1)           ---           ---
                                   -------------------------------------------------------
Net investment income (loss).....      0.4            1.0            0.9          (0.1)

Net realized and unrealized
 gain (loss) on investments:
   Capital gains
    distributions................      ---            ---            ---           ---
   Realized gain (loss) on
    sales of fund shares.........      0.6           (0.2)          (0.5)          ---
   Change in unrealized
    appreciation/depreciation
    on investments during
    the period...................     (6.8)          (4.5)          (0.5)         (1.3)
                                   -------------------------------------------------------
Net realized
 and unrealized
   gain (loss)
   on investments................     (6.2)          (4.7)          (1.0)         (1.3)
                                   -------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations.................    $(5.8)         $(3.7)         $(0.1)        $(1.4)
                                   =======================================================

                                   DIVERSIFIED     LARGE CAP      MID CAP        HIGH
                                     INCOME         GROWTH         GROWTH       YIELD
                                   SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------
Net investment
 income (loss):
   Dividend
    distributions................    $ ---           $---           $---         $14.2
   Expenses:
     Mortality and
      expense risk fee...........     (1.5)          (0.7)          (0.3)         (0.9)
     Administrative fee..........     (0.2)          (0.1)          (0.1)         (0.1)
                                  -------------------------------------------------------
Net investment income (loss).....     (1.7)          (0.8)          (0.4)         13.2

Net realized and unrealized
 gain (loss) on investments:
   Capital gains
    distributions................      ---            ---            ---           ---
   Realized gain (loss) on
    sales of fund shares.........      0.5            0.8            0.1          (0.6)
   Change in unrealized
    appreciation/depreciation
    on investments during
    the period...................     12.5           (3.9)           3.7           0.1
                                  -------------------------------------------------------
Net realized
 and unrealized
   gain (loss)
   on investments................     13.0           (3.1)           3.8          (0.5)

Net increase (decrease)
 in net assets resulting
 from operations.................    $11.3          $(3.9)         $ 3.4         $12.7
                                  ========================================================

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)

         Period from June 1, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                                    SMALL CAP       MID CAP       MAIN STREET    SMALL CAP
                                     VALUE           VALUE        GOWTH AND       GROWTH
                                   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                    ------------------------------------------------------
Net investment
 income (loss):
   Dividend
    distributions.................    $---          $ 0.5          $ 0.4         $---
   Expenses:
     Mortality and
      expense risk fee............    (0.1)          (0.3)          (0.3)         ---
     Administrative fee...........     ---            ---            ---          ---
                                    ------------------------------------------------------
Net investment income (loss)......    (0.1)           0.2            0.1          ---

Net realized and unrealized
 gain (loss) on investments:
   Capital gains distributions....     2.4            ---            ---          ---
   Realized gain (loss) on
    sales of fund shares..........    (0.3)           ---            0.1          ---
   Change in unrealized
    appreciation/depreciation
    on investments during
    the period....................    (0.1)           3.1           (3.2)         ---
                                    ------------------------------------------------------
Net realized and unrealized            2.0            3.1           (3.1)         ---
   gain (loss) on investments.....
                                    ------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations..................   $ 1.9          $ 3.3          $(3.0)        $---

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                       Statements of Changes in Net Assets

         Period from June 1, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                                                LARGE      MONEY
                                    EQUITY    CAP VALUE    MARKET     GLOBAL
                                  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                                   -------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)..............    $ 0.4       $ 1.0      $ 0.9      $ (0.1)
     Capital gains
      distributions..............      ---         ---        ---         ---
     Realized gain (loss)
      on sales of fund shares....      0.6        (0.2)      (0.5)        ---
     Change in unrealized
      appreciation/depreciation
      on investments during
      the period.................     (6.8)       (4.5)      (0.5)       (1.3)
                                   -------------------------------------------
   Net increase (decrease)
    in net assets from
    operations...................     (5.8)       (3.7)      (0.1)       (1.4)

   From contractholder
    transactions:
     Variable annuity
      deposits...................    234.9       199.8      117.8       115.0
     Contractholder maintenance
      charges....................     (0.3)       (0.2)      (0.2)       (0.1)
     Terminations and
      withdrawals................    (20.2)      (16.8)     (16.7)        ---
     Annuity payments............      ---         ---        ---         ---
     Transfers between
      subaccounts, net...........     36.0        24.8      (47.9)        6.4
                                   -------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder transactions..    250.4       207.6       53.0       121.3
                                   -------------------------------------------
Net increase (decrease)
 in net assets...................    244.6       203.9       52.9       119.9
Net assets at beginning
 of period.......................      ---         ---        ---         ---
                                   -------------------------------------------
Net assets at end of period......   $244.6      $203.9      $52.9      $119.9
                                   ===========================================

                                   DIVERSIFIED LARGE CAP    MID CAP      HIGH
                                     INCOME     GROWTH       GROWTH     YIELD
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                                   ---------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)..............    $ (1.7)     $ (0.8)    $ (0.4)    $13.2
     Capital gains
      distributions..............       ---         ---        ---       ---
     Realized gain (loss)
      on sales of fund shares....       0.5         0.8        0.1      (0.6)
     Change in unrealized
      appreciation/depreciation
      on investments during
      the period.................      12.5        (3.9)       3.7       0.1
                                   ----------------------------------------------
   Net increase (decrease)
    in net assets from
    operations...................      11.3        (3.9)       3.4      12.7
   From contractholder
    transactions:
     Variable annuity
      deposits...................     446.9       212.6      111.3     239.9
     Contractholder maintenance
      charges....................      (0.6)       (0.2)      (0.1)     (0.3)
     Terminations and
      withdrawals................     (44.7)      (16.9)     (10.1)    (24.0)
     Annuity payments............       ---         ---        ---       ---
     Transfers between
      subaccounts, net...........      96.7        20.7        7.3      43.6
                                   ----------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder transactions..     498.3       216.2      108.4     259.2
                                   ----------------------------------------------
Net increase (decrease)
 in net assets...................     509.6       212.3      111.8     271.9
Net assets at beginning
 of period.......................       ---         ---        ---       ---
                                   ----------------------------------------------
Net assets at end of period......    $509.6      $212.3         $111.8    $271.9

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

         Period from June 1, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                                  SMALL CAP    MID CAP     MAIN STREET SMALL CAP
                                   VALUE        VALUE      GROWTH AND     GROWTH
                                  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                                   ---------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)..............     $(0.1)        $ 0.2     $ 0.1     $ ---
     Capital gains
      distributions..............       2.4           ---       ---       ---
     Realized gain (loss)
      on sales of fund shares....      (0.3)          ---       0.1       ---
     Change in unrealized
      appreciation/depreciation
      on investments during
      the period.................      (0.1)          3.1      (3.2)      ---
                                   ---------------------------------------------
   Net increase (decrease)
    in net assets from
    operations...................       1.9           3.3      (3.0)      ---
   From contractholder
    transactions:
     Variable annuity
      deposits...................      44.3         110.8     116.7       ---
     Contractholder maintenance
      charges....................      (0.1)         (0.1)     (0.2)      ---
     Terminations and
      withdrawals................       ---         (10.2)    (10.1)      ---
     Annuity payments............       ---           ---       ---       ---
     Transfers between
      subaccounts, net...........     (33.9)          7.4      13.1      34.6
                                   ---------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder transactions..      10.3         107.9     119.5      34.6
                                   ---------------------------------------------
Net increase (decrease)
 in net assets...................      12.2         111.2     116.5      34.6
Net assets at
 beginning of period.............       ---           ---       ---       ---
                                   ---------------------------------------------
Net assets at end of period......    $ 12.2        $111.2    $116.5     $34.6
                                   =============================================

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2002

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        ORGANIZATION --  AdvanceDesigns  Variable Annuity is a deferred variable annuity  contract  offered by Security  Benefit Life  Insurance  Company
        (SBL). Purchase payments for AdvanceDesigns are allocated to one or more of the  subaccounts  that  comprise  Variable  Annuity  Account XIV (the
        Account), a separate account of SBL. The Account is registered as a unit investment  trust under the Investment  Company Act of 1940, as amended.
        Deposits received by the Account for  AdvanceDesigns are invested in the
        SBL Fund,  a mutual  fund not  otherwise  available  to the  public.  As directed by the owners,  amounts may be invested in a designated  series of the SBL  Fund as  follows,  with  those  subaccounts  marked  with an asterisk  (*) having no  activity  during  the period  from June 1, 2002
        (inception date) to December 31, 2002:

--------------------------------------- -----------------------------------------------
SUBACCOUNT                              SERIES OF THE SBL FUND
--------------------------------------- -----------------------------------------------

Equity..............................    Series A (Equity Series)
Large Cap Value.....................    Series B (Large Cap Value Series)
Money Market........................    Series C (Money Market Series)
Global..............................    Series D (Global Series)
Diversified Income..................    Series E (Diversified Income Series)
Large Cap Growth....................    Series G (Large Cap Growth Series)
Enhanced Index*.....................    Series H (Enhanced Index Series)
International*......................    Series I (International Series)
Mid Cap Growth......................    Series J (Mid Cap Growth Series)
Managed Asset Allocation*...........    Series N (Managed Asset Allocation Series)
Equity Income*......................    Series O (Equity Income Series)
High Yield..........................    Series P (High Yield Series)
Small Cap Value.....................    Series Q (Small Cap Value Series)
Social Awareness*...................    Series S (Social Awareness Series)
Technology*.........................    Series T (Technology Series)
Mid Cap Value.......................    Series V (Mid Cap Value Series)
Main Street Growth and Income.......    Series W (Main Street Growth and Income Series)
Small Cap Growth....................    Series X (Small Cap Growth Series)
Select 25*..........................    Series Y (Select 25 Series)
--------------------------------------- -----------------------------------------------

        The financial  information set forth herein includes only the amounts in the Account supporting AdvanceDesigns.  AdvanceDesigns was first offered on June 1, 2002.

        Under  applicable  insurance  law,  the  assets and  liabilities  of the
        Account are clearly identified and distinguished from SBL's other assets and liabilities.  The portion of the Account's assets  applicable to the variable annuity  contracts is not chargeable with  liabilities  arising out of any other business SBL may conduct.

        Under  the  terms  of  the  investment  advisory  contracts,  investment portfolios  of the  underlying  mutual  funds are  managed  by  Security
        Management Company, LLC (SMC), a limited liability company controlled by its  members,  SBL and Security  Benefit  Group,  Inc.,  a  wholly-owned subsidiary of SBL.

        SMC has engaged The Dreyfus Corporation to provide subadvisory  services for the  Large Cap  Value  Series;  OppenheimerFunds,  Inc.  to  provide subadvisory  services for the Global  Series and the Main Street  Growth
        and  Income  Series;   Deutsche  Asset   Management,   Inc.  to  provide
        subadvisory services for the Enhanced Index Series; Templeton Investment
        Counsel,  LLC to  provide  subadvisory  services  for the  International
        Series; T. Rowe Price Associates,  Inc. to provide subadvisory  services for the Managed Asset  Allocation  Series and the Equity Income  Series;
        Wellington  Management Company,  LLP to provide subadvisory services for the  Technology  Series;  Strong  Capital  Management,  Inc.  to provide subadvisory  services for the Small Cap Value  Series and RS  Investment
        Management,  L.P.  to  provide  subadvisory  services  for the Small Cap
        Growth Series.

        INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the statement of assets and liabilities at market value (net asset value of the underlying  mutual fund).  Investment  transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

        The cost of  investments  purchased and proceeds from  investments  sold during the period from June 1, 2002  (inception  date) to  December  31,
        2002 were as follows:

--------------------------------------------- --------------- ---------------
                                                  COST OF         PROCEEDS
SUBACCOUNT                                       PURCHASES       FROM SALES
--------------------------------------------- --------------- ---------------
                                 (IN THOUSANDS)

Equity....................................         286.6           35.8
Large Cap Value...........................         239.0           30.4
Money Market..............................         155.8          101.9
Global....................................         121.5            0.3
Diversified Income........................         582.8           86.2
Large Cap Growth..........................         248.8           33.4
Mid Cap Growth............................         127.9           19.9
High Yield................................         318.1           45.7
Small Cap Value...........................          48.4           35.8
Mid Cap Value.............................         127.5           19.4
Main Street Growth and Income.............         135.5           15.9
Small Cap Growth..........................          34.6            ---
--------------------------------------------- --------------- ---------------

        ANNUITY  RESERVES -- As of December 31, 2002,  annuity reserves have not been  established as there are no contracts that have matured and are in the  payout  stage.  Such  reserves  would be  computed  on the basis of published  mortality  tables  using  assumed  interest  rates  that will provide  reserves as prescribed by law. In cases where the payout option selected is life contingent,  SBL periodically recalculates the required annuity  reserves,  and any resulting  adjustment  is either  charged or credited to SBL and not to the Account.

        REINVESTMENT  OF DIVIDENDS -- Dividend and capital  gains  distributions paid by the mutual  fund to the  Account are  reinvested  in  additional shares of each  respective  fund.  Dividend  income  and  capital  gains distributions are recorded as income on the ex-dividend date.

        FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current  provisions of the IRC, SBL does not expect to incur federal income  taxes on the  earnings of the Account to the extent the earnings are credited  under  contracts.  Based on this,  no charge is being made currently  to the  Account  for federal  income  taxes.  SBL will review periodically  the  status of this  policy in the event of changes in the tax law. A charge  may be made in future  years for any  federal  income taxes that would be attributable to the contracts.

        USE  OF  ESTIMATES  --  The  preparation  of  financial   statements  in
        conformity with accounting  principles  generally accepted in the United
        States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
        Actual results could differ from those estimates.

2.      VARIABLE ANNUITY CONTRACT CHARGES

        SBL deducts a daily  administrative  charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account  administration  charge of $30  annually,  except for certain contracts  based on a minimum  account  value and the period of time the contract has been in force.  The  mortality and expense risks assumed by
        SBL are  compensated  for by a fee  equivalent to an annual rate ranging from 0.60% to 0.85% of the average daily net assets.  Additionally,  SBL deducts an amount for each rider,  equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

        When  applicable,  an amount  for state  premium  taxes is  deducted  as provided by pertinent  state law either from  purchase  payments or from the amount  applied to effect an  annuity at the time  annuity  payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The  changes  in units  outstanding  for the  period  from  June 1, 2002
        (inception date) to December 31, 2002 were as follows:

--------------------------------------------- ------------ -------------- ---------------
                                                 UNITS         UNITS       NET INCREASE
SUBACCOUNT                                       ISSUED       REDEEMED       (DECREASE)
--------------------------------------------- ------------ -------------- ---------------
                                                            (IN THOUSANDS)

Equity....................................       42,215         (9,273)        32,942
Large Cap Value...........................       35,096         (7,972)        27,124
Money Market..............................       19,393        (13,968)         5,425
Global....................................       16,831           (652)        16,179
Diversified Income........................       67,062        (18,700)        48,362
Large Cap Growth..........................       37,993         (9,157)        28,836
Mid Cap Growth............................       20,491         (4,065)        16,426
High Yield................................       40,827        (11,903)        28,924
Small Cap Value...........................        6,056         (4,577)         1,479
Mid Cap Value.............................       17,951         (3,503)        14,448
Main Street Growth and Income.............       17,960         (2,932)        15,028
Small Cap Growth..........................        4,650            ---          4,650
--------------------------------------------- ------------ -------------- ---------------

4.      UNIT VALUES

        A summary of units outstanding, unit values, net assets, expense ratios, investment  income  ratios,  and total return ratios for the period from
        June 1, 2002 (inception date) to December 31, 2002, were as follows:

        ----------------------------------------- -------------
        EQUITY

        Units.................................        32,942
        Unit value............................         $7.42
        Net assets (000s).....................        $244.6
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............         1.05%
        Total return***.......................      (17.28)%

        LARGE CAP VALUE

        Units.................................        27,124
        Unit value............................         $7.51
        Net assets (000s).....................        $203.9
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............         1.70%
        Total return***.......................      (21.03)%

        MONEY MARKET

        Units.................................         5,425
        Unit value............................         $9.74
        Net assets (000s).....................         $52.9
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............         5.44%
        Total return***.......................       (1.81)%

        GLOBAL

        Units.................................        16,179
        Unit value............................         $7.41
        Net assets (000s).....................        $119.9
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............         0.28%
        Total return***.......................      (22.49)%

        DIVERSIFIED INCOME

        Units.................................        48,362
        Unit value............................        $10.53
        Net assets (000s).....................        $509.6
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............          ---%
        Total return***.......................         3.74%

        LARGE CAP GROWTH

        Units.................................        28,836
        Unit value............................         $7.36
        Net assets (000s).....................        $212.3
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............          ---%
        Total return***.......................      (15.69)%

        MID CAP GROWTH

        Units.................................        16,426
        Unit value............................         $6.80
        Net assets (000s).....................        $111.8
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............          ---%
        Total return***.......................      (24.44)%

        HIGH YIELD

        Units.................................        28,924
        Unit value............................         $9.40
        Net assets (000s).....................        $271.9
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............        10.44%
        Total return***.......................       (5.62)%

        SMALL CAP VALUE

        Units.................................         1,479
        Unit value............................         $8.26
        Net assets (000s).....................         $12.2
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............          ---%
        Total return***.......................      (18.78)%

        MID CAP VALUE

        Units.................................        14,448
        Unit value............................         $7.70
        Net assets (000s).....................        $111.2
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............         1.06%
        Total return***.......................      (20.29)%

        MAIN STREET GROWTH AND INCOME

        Units.................................        15,028
        Unit value............................         $7.75
        Net assets (000s).....................        $116.5
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............         0.85%
        Total return***.......................      (17.82)%

        SMALL CAP GROWTH

        Units.................................         4,650
        Unit value............................         $7.43
        Net assets (000s).....................         $34.6
        Ratio of expenses to net assets*......         0.75%
        Investment income ratio**.............          ---%
        Total return***.......................      (18.35)%
        ----------------------------------------- -------------

   *These ratios  represent  the  annualized  contract  expenses of the Account, consisting  primarily  of  mortality  and expense  charges,  for each period indicated.  The ratios  include only those  expenses that result in a direct reduction to unit values.  Charges made directly to contract  owner accounts through the  redemption  of units and  expenses of the  underlying  fund are excluded.

 ** These amounts  represent the dividends,  excluding  distributions of capital gains,  received by the subaccount  from the underlying  mutual fund, net of management  fees  assessed by the fund  manager,  divided by the average net assets.  These ratios exclude those expenses,  such as mortality and expense
    charges,   that  result  in  direct  reductions  in  the  unit  values.  The recognition of investment income by the subaccount is affected by the timing of the  declaration  of  dividends  by the  underlying  fund  in  which  the subaccounts invest.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect  deductions for all items included in the expense  ratio.  The total return does not include any expenses  assessed  through  the  redemption  of units;  inclusion  of these expenses in the calculation  would result in a reduction in the total return presented.  The total return is calculated  for the period from June 1, 2002
    (inception date) to December 31, 2002.

--------------------------------------------------------------------------------
                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                              Financial Statements

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                    CONTENTS

                                                                      PAGE

Report of Independent Auditors....................................      11

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of Security Benefit Advisor Variable Annuity and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain of the  respective  subaccounts  of  Variable  Annuity  Account  XIV, a separate account of Security  Benefit Life Insurance  Company  comprised of the AIM Basic
Value, AIM Blue Chip,  American Century Select,  American Century Equity Income,
Dreyfus  Appreciation,  Dreyfus Mid Cap Value,  Dreyfus  General  Money  Market,
Fidelity Advisor International Capital Appreciation,  INVESCO Dynamics, Security
Capital Preservation, Security Diversified Income, Security Global, Security Mid
Cap Value,  Security  Small Cap Growth,  Security  Social  Awareness,  Large Cap
Value, Strong Advisor Small Cap Value, Strong Opportunity, Van Kampen Equity and
Income, and Van Kampen Comstock Subaccounts,  which are available for investment by contract  owners of the Security  Benefit  Advisor  Variable  Annuity,  as of
December 31, 2002,  and the related  statements of operations and changes in net assets for the period from  September 3, 2002  (inception  date) to December 31,
2002.  These financial  statements are the  responsibility  of the management of
Security Benefit Life Insurance  Company.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2002, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of  each  of the  respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Security Benefit Advisor Variable Annuity at December 31,
2002,  and the results of their  operations  and the changes in their net assets for the  period  described  above,  in  conformity  with  accounting  principles generally accepted in the United States.

                                                       /s/ Ernst & Young LLP

Kansas City, Missouri
January 31, 2003

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                      Statements of Assets and Liabilities

                                December 31, 2002

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                                                  AMERICAN
                                                     AMERICAN      CENTURY
                             AIM          AIM        CENTURY       EQUITY        DREYFUS
                         BASIC VALUE   BLUE CHIP      SELECT       INCOME     APPRECIATION
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
  Mutual funds,
    at value..........    $4.9           $1.5         $1.3         $10.1         $1.3
                         -----------------------------------------------------------------
Total assets..........     4.9            1.5          1.3          10.1          1.3
                         -----------------------------------------------------------------
Net assets............     4.9            1.5          1.3          10.1          1.3
                         =================================================================
Units outstanding.....     711            247          209         1,063          185

Unit value............   $6.87          $5.94        $6.37         $9.49        $7.20

Mutual funds, at cost.    $5.0           $1.6         $1.3         $10.2         $1.3
Mutual fund shares....     224            164           47         1,543           43

                                                      FIDELITY
                           DREYFUS       DREYFUS      ADVISOR
                             MID         GENERAL    INTERNATIONAL              SECURITY
                             CAP          MONEY       CAPITAL       INVESCO     CAPITAL
                            VALUE        MARKET     APPRECIATION   DYNAMICS   PRESERVATION
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
   Mutual funds,
     at value.........    $1.1           $1.2         $1.2          $1.3         $20.5
                         -----------------------------------------------------------------
Total assets..........     1.1            1.2          1.2           1.3          20.5
                         -----------------------------------------------------------------
Net assets............    $1.1           $1.2         $1.2          $1.3         $20.5
                         =================================================================
Units outstanding.....     190            119          151           265         2,012

Unit value............   $6.05          $9.66        $7.66         $5.04        $10.18

Mutual funds, at cost.    $1.1           $1.2         $1.2          $1.4         $20.5
Mutual fund shares....      66          1,152          106           126         2,047

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2002

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                           SECURITY                   SECURITY      SECURITY     SECURITY
                         DIVERSIFIED     SECURITY     MID CAP      SMALL CAP     SOCIAL
                           INCOME         GLOBAL       VALUE         GROWTH     AWARENESS
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
   Mutual funds,
    at value..........     $0.9          $1.1        $11.5          $1.5         $0.8
                         -----------------------------------------------------------------
Total assets..........      0.9           1.1         11.5           1.5          0.8
                         -----------------------------------------------------------------
Net assets............     $0.9          $1.1        $11.5          $1.5         $0.8
                         =================================================================
Units outstanding.....       81           176        1,419           250          118

Unit value............   $10.71         $6.56        $8.08         $6.06        $6.76

Mutual funds, at cost.     $0.9          $1.1        $11.1          $1.5         $0.9
Mutual fund shares....      176           119          625           181           50

                                         STRONG                  VAN KAMPEN
                           SECURITY     ADVISOR                    EQUITY
                           LARGE CAP     SMALL       STRONG          AND      VAN KAMPEN
                            VALUE      CAP VALUE   OPPORTUNITY     INCOME     COMSTOCK
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
   Mutual funds,
    at value..........    $0.4           $1.2         $1.5          $5.4         $1.2
                         -----------------------------------------------------------------
Total assets..........     0.4            1.2          1.5           5.4          1.2
                         -----------------------------------------------------------------
Net assets............    $0.4           $1.2         $1.5          $5.4         $1.2
                         =================================================================
Units outstanding.....      58            137          237           640          166

Unit value............   $6.82          $8.72        $6.35         $8.49        $6.94

Mutual funds, at cost.    $0.4           $1.2         $1.5          $5.4         $1.2
Mutual fund shares....      87             63           53           821           93

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                            Statements of Operations

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                                                                  AMERICAN
                                                     AMERICAN      CENTURY
                             AIM          AIM        CENTURY       EQUITY        DREYFUS
                         BASIC VALUE   BLUE CHIP      SELECT       INCOME     APPRECIATION
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....      $  ---         $---         $---          $ 0.1         $---
 Expenses:
   Mortality and
    expense risk
    fee............         ---          ---          ---            ---          ---
                         -----------------------------------------------------------------
Net investment
income (loss)......         ---          ---          ---            0.1          ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....         ---          ---          ---            0.1          ---
 Realized gain
  (loss) on sale of
  fund shares......         ---          ---          ---            ---          ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........       (0.1)        (0.1)          ---           (0.1)         ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......       (0.1)        (0.1)          ---            ---          ---
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...      $(0.1)       $(0.1)         $---          $ 0.1         $---
                         =================================================================

                                                      FIDELITY
                           DREYFUS       DREYFUS      ADVISOR
                             MID         GENERAL    INTERNATIONAL              SECURITY
                             CAP          MONEY       CAPITAL       INVESCO     CAPITAL
                            VALUE        MARKET     APPRECIATION   DYNAMICS   PRESERVATION
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....       $---         $---         $---            $---        $0.1
 Expenses:
   Mortality and
    expense risk
    fee............        ---          ---          ---             ---         ---
                         -----------------------------------------------------------------
Net investment
income (loss)......        ---          ---          ---             ---         0.1
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....        ---          ---          ---             ---         ---
 Realized gain
  (loss) on sale of
  fund shares......        ---          ---          ---             ---         ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........        ---          ---          ---            (0.1)        ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......        ---          ---          ---            (0.1)        ---
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...       $---         $---         $---           $(0.1)       $0.1
                         =================================================================

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                      Statements of Operations (continued)

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                           SECURITY                   SECURITY      SECURITY     SECURITY
                         DIVERSIFIED     SECURITY     MID CAP      SMALL CAP     SOCIAL
                           INCOME         GLOBAL       VALUE         GROWTH     AWARENESS
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....       $---         $---          $---           $---          $---
 Expenses:
   Mortality and
    expense risk
    fee............       ---          ---            ---            ---           ---
                         -----------------------------------------------------------------
Net investment
income (loss)......       ---          ---            ---            ---           ---

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....       ---          ---            ---            ---           ---
 Realized gain
  loss on sale of
  fund shares......       ---          ---            0.1            ---           ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........       ---          ---            0.4            ---          (0.1)
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......       ---          ---            0.5            ---          (0.1)
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...      $---         $---           $0.5           $---         $(0.1)
                         =================================================================

                                         STRONG                  VAN KAMPEN
                           SECURITY     ADVISOR                    EQUITY
                           LARGE CAP     SMALL       STRONG          AND      VAN KAMPEN
                            VALUE      CAP VALUE   OPPORTUNITY     INCOME     COMSTOCK
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....      $---          $---         $---           $---          $---
 Expenses:
   Mortality and
    expense risk
    fee............       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net investment
 income (loss).....       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....       ---           ---          ---            ---           ---
 Realized gain
  (loss) on sale of
  fund shares......       ---           ---          ---            ---           ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting        $---          $---         $---           $---          $---
 from operations...      =================================================================

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                       Statements of Changes in Net Assets

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                                                                  AMERICAN
                                                     AMERICAN      CENTURY
                             AIM          AIM        CENTURY       EQUITY        DREYFUS
                         BASIC VALUE   BLUE CHIP      SELECT       INCOME     APPRECIATION
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $ ---        $ ---          $---          $0.1          $ ---
  Capital gains
   distributions...        ---          ---           ---           0.1            ---
  Realized gain
   (loss) on sale
   of fund shares..        ---          ---           ---           ---            ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........       (0.1)        (0.1)          ---          (0.1)           ---
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......       (0.1)        (0.1)          ---           0.1            ---

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......        5.7          1.6           1.3          11.4            1.3
   Terminations and
    withdrawals....        ---          ---           ---           ---            ---
   Transfers
    between
    subaccounts,
    net............       (0.7)         ---           ---          (1.4)           ---
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....        5.0         1.6           1.3           10.0            1.3
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........        4.9         1.5           1.3           10.1            1.3
Net assets at
 beginning of
 period............        ---         ---           ---            ---            ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........      $ 4.9        $ 1.5          1.3          $10.1           $1.3
                         =================================================================

                                                      FIDELITY
                           DREYFUS       DREYFUS      ADVISOR
                             MID         GENERAL    INTERNATIONAL              SECURITY
                             CAP          MONEY       CAPITAL       INVESCO     CAPITAL
                            VALUE        MARKET     APPRECIATION   DYNAMICS   PRESERVATION
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $ ---        $ ---          $ ---         $---          $0.1
  Capital gains
   distributions...        ---          ---            ---          ---           ---
  Realized gain
   (loss) on sale
   of fund shares..        ---          ---            ---          ---           ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........        ---          ---            ---         (0.1)          ---
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......        ---          ---            ---         (0.1)          0.1

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......        1.1          1.2            1.2          1.4          23.1
   Terminations and
    withdrawals....        ---          ---            ---          ---          ---
   Transfers
    between
    subaccounts,
    net............        ---          ---            ---          ---          (2.7)
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....        1.1          1.2            1.2          1.4          20.4
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........        1.1          1.2            1.2          1.3          20.5
Net assets at
 beginning of
 period............        ---          ---            ---          ---          ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........       $1.1         $1.2            1.2        $ 1.3         $20.5
                         =================================================================

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                 Statements of Changes in Net Assets (continued)

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                           SECURITY                   SECURITY      SECURITY     SECURITY
                         DIVERSIFIED     SECURITY     MID CAP      SMALL CAP     SOCIAL
                           INCOME         GLOBAL       VALUE         GROWTH     AWARENESS
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $---         $---          $ ---          $---          $---
  Capital gains
   distributions...       ---          ---            ---           ---           ---
  Realized gain
   (loss) on sale
   of fund shares..       ---          ---            0.1           ---           ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........       ---          ---            0.4           ---          (0.1)
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......       ---          ---            0.5           ---          (0.1)

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......       0.9          1.1           12.5           1.5           0.9
   Terminations and
    withdrawals....       ---          ---            ---           ---           ---
   Transfers
    between
    subaccounts,
    net............       ---          ---           (1.5)          ---           ---
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....       0.9          1.1           11.0           1.5           0.9
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........       0.9          1.1           11.5           1.5           0.8
Net assets at
 beginning of
 period............       ---          ---            ---           ---           ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........      $0.9         $1.1          $11.5          $1.5         $ 0.8
                         =================================================================

                                         STRONG                  VAN KAMPEN
                           SECURITY     ADVISOR                    EQUITY
                           LARGE CAP     SMALL       STRONG          AND      VAN KAMPEN
                            VALUE      CAP VALUE   OPPORTUNITY     INCOME     COMSTOCK
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $ ---        $ ---         $ ---          $---         $ ---
  Capital gains
   distributions...        ---          ---           ---           ---           ---
  Realized gain
   (loss) on sale
   of fund shares..        ---          ---           ---           ---           ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........        ---          ---           ---           ---           ---
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......        ---          ---           ---           ---           ---
                         -----------------------------------------------------------------
  From
  contractholder
  transactions:
   Variable annuity
    deposits.......        0.4          1.2           1.5           6.1           1.2
   Terminations and
    withdrawals....        ---          ---           ---           ---           ---
   Transfers
    between
    subaccounts,
    net............        ---          ---           ---          (0.7)          ---
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....        0.4          1.2           1.5           5.4           1.2
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........        0.4          1.2           1.5           5.4           1.2
Net assets at
 beginning of
 period............        ---          ---           ---           ---           ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........       $0.4         $1.2          $1.5         $ 5.4          $1.2
                         =================================================================

SEE ACCOMPANYING NOTES.

                         Variable Annu Account XIV -
                    Security Benefit Asor Variable Annuity
                   of Security Benefit Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2002

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        ORGANIZATION -- Security  Benefit Advisor  Variable  Annuity of Security
        Benefit Life Insurance  Company (APVASBL) is a deferred variable annuity contract  offered by Security  Benefit  Life  Insurance  Company  (SBL).
        Purchase  payments  for  APVASBL  are  allocated  to one or  more of the subaccounts that comprise Variable Annuity Account XIV (the Account),  a separate  account of SBL. The Account is registered as a unit investment trust under the  Investment  Company Act of 1940,  as amended.  Deposits received by the Account for APVASBL are  invested in AIM Growth  Series,
        AIM  Equity  Series,   American  Century   Investments,   Inc.,  Dreyfus
        Appreciation Fund, Inc., Dreyfus Growth and Value Funds, Inc.,  Fidelity
        Advisor Series I, INVESCO Stock Funds, Inc., INVESCO Sector Funds, Inc.,
        Security  Income Fund,  Security  Equity Fund,  Security Large Cap Value
        Fund,  Security Mid Cap Growth Fund, Strong  Conservative  Equity Funds,
        Inc., Strong Equity Funds,  Inc., Van Kampen Equity and Income Fund, Van
        Kampen Comstock Fund, and Van Kampen Aggressive Growth Fund. As directed by the owners,  amounts may be invested in a  designated  mutual fund as follows,  with those subaccounts  designated with an asterisk (*) having no activity during the period from September 3, 2002 (inception date) to
        December 31, 2002:

        -------------------- --------------------------------------------------------
        SUBACCOUNT                                 MUTUAL FUND
        -------------------- --------------------------------------------------------

                               AIM Growth Series:

        AIM Basic Value....       AIM Basic Value Fund (Class A)
        AIM Mid Cap
         Equity*...........       AIM Mid Cap Equity Fund (Class A)
        AIM Small
         Cap Growth*.......       AIM Small Cap Growth Fund (Class A)

                                AIM Equity Series:

        AIM Blue Chip......       AIM Blue Chip Fund (Class A)

                               American Century Investments, Inc.:
        American Century
         Heritage*.........       American Century Heritage Fund (Advisor Class)
        American Century
         Select............       American Century Select Fund (Advisor Class)
        American Century
         Equity Income.....       American Century Equity Income Fund (Advisor Class)
        American Century
         International
         Growth*...........       American Century International Growth Fund
                                   (Advisor Class)
        Dreyfus
         Appreciation......    Dreyfus Appreciation Fund, Inc. (Class A)

                               Dreyfus Growth and Value Funds, Inc.:
        Dreyfus Premier
         Strategic Value*..       Dreyfus Premier Strategic Value Fund (Class A)
        Dreyfus Midcap
         Value.............       Dreyfus Midcap Value Fund (Class A)
        Dreyfus General
         Money Market......       Dreyfus General Money Market Fund (Class A)

                               Fidelity Advisor Series I:
        Fidelity Advisor
         Value Strategies*.       Fidelity Advisor Value Strategies Fund (Class T)
        Fidelity Advisor
         Dividend Growth*..       Fidelity Advisor Dividend Growth Fund (Class T)
        Fidelity Advisor
         Mid Cap*..........       Fidelity Advisor Mid Cap Fund (Class T)
        Fidelity Advisor
         International
         Capital
         Appreciation .....       Fidelity Advisor International Capital Appreciation
                                   Fund (Class T)

                               INVESCO Stock Funds, Inc.:
        INVESCO Dynamics...       INVESCO Dynamics Fund (Class K)

                               INVESCO Sector Funds, Inc.:
        INVESCO Technology*       INVESCO Technology Fund (Class K)

                               Security Income Fund:
        Security Capital
         Preservation......       Security Capital Preservation Fund (Class A)
        Security
         Diversified
         Income............       Security Diversified Income Fund (Class A)

                               Security Equity Fund:
        Security Global....       Security Global Series (Class A)
        Security Equity*...       Security Equity Series (Class A)
        Security Large
         Cap Growth*.......       Security Large Cap Growth Series (Class A)
        Security Mid
         Cap Value.........       Security Mid Cap Value Series (Class A)
        Security Small
         Cap Growth........       Security Small Cap Growth Series (Class A)
        Security Social
         Awareness.........       Security Social Awareness Series (Class A)
        Security Large
         Cap Value.........    Security Large Cap Value Fund (Class A)
        Security Mid
         Cap Growth*.......    Security Mid Cap Growth Fund (Class A)

                               Strong Conservative Equity Funds, Inc.:
        Strong Growth
         and Income*.......       Strong Growth and Income Fund (Advisor Class)

                               Strong Equity Funds, Inc.:
        Strong Growth 20*..       Strong Growth 20 Fund (Advisor Class)
        Strong Advisor
         Small Cap Value...       Strong Advisor Small Cap Value Fund (Advisor Class)
        Strong Opportunity.       Strong Opportunity Fund (Advisor Class)
        Van Kampen Equity
         and Income........    Van Kampen Equity and Income Fund (Class A)
        Van Kampen
         Comstock..........    Van Kampen Comstock Fund (Class A)
        Van Kampen
         Aggressive Growth*    Van Kampen Aggressive Growth Fund (Class A)
        ---------------------------------------------------- -------------------

        The financial  information set forth herein includes only the amounts in the Account supporting  APVASBL.  APVASBL was first offered on September
        3, 2002.

        Under  applicable  insurance  law,  the  assets and  liabilities  of the
        Account are clearly identified and distinguished from SBL's other assets and liabilities.  The portion of the Account's assets  applicable to the variable annuity  contracts is not chargeable with  liabilities  arising out of any other business SBL may conduct.

        AIM Advisors, Inc. serves as investment advisor of AIM Basic Value Fund,
        AIM Mid Cap Equity Fund,  AIM Small Cap Growth  Fund,  and AIM Blue Chip
        Fund. American Century Investment Management,  Inc. serves as investment advisor of American Century Heritage Fund, American Century Select Fund,
        American Century Equity Income Fund, and American Century  International
        Growth Fund.  The Dreyfus  Corporation  serves as investment  advisor of
        Dreyfus  Appreciation  Fund, Inc., Dreyfus Premier Strategic Value Fund,
        Dreyfus  Midcap  Value Fund,  and Dreyfus  General  Money  Market  Fund.
        Fidelity  Management & Research Company serves as investment  advisor of
        Fidelity Advisor Value Strategies Fund, Fidelity Advisor Dividend Growth
        Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor  International
        Capital   Appreciation   Fund.  INVESCO  Funds  Group,  Inc.  serves  as
        investment  advisor of INVESCO  Dynamics  Fund,  and INVESCO  Technology
        Fund.  Deutsche Asset Management,  Inc. serves as investment  advisor of
        Security Capital  Preservation Fund. Security  Management  Company,  LLC
        (SMC) serves as investment advisor of Security  Diversified Income Fund,
        Security  Global  Series,  Security  Equity  Series,  Security Large Cap
        Growth Series,  Security Mid Cap Value Series, Security Small Cap Growth
        Series, Security Social Awareness Series, Security Large Cap Value Fund,
        and Security Mid Cap Growth Fund. SMC has engaged OppenheimerFunds, Inc.
        to provide  subadvisory  services  to  Security  Global  Series,  Strong
        Capital  Management,  Inc. to provide  subadvisory  services to Security
        Small  Cap  Growth  Series,  and  The  Dreyfus  Corporation  to  provide subadvisory  services to Security  Large Cap Value Fund.  Strong Capital
        Management,  Inc.  serves as  investment  advisor  of Strong  Growth and
        Income Fund, Strong Growth 20 Fund, Strong Advisor Small Cap Value Fund,
        and Strong Opportunity Fund. Van Kampen Asset Management, Inc. serves as investment  advisor of Van Kampen  Equity  and Income  Fund,  Van Kampen
        Comstock Fund, and Van Kampen Aggressive Growth Fund.

        INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the  statements  of assets and  liabilities  at market  value (net asset value  of the  underlying  mutual  fund).  Investment  transactions  are accounted for on the trade date.  Realized  gains and losses on sales of investments  are  determined  based on the average  cost of  investments sold.

        The cost of investments purchased and proceeds from investments sold for the period from September 3, 2002 (inception  date) to December 31, 2002 were as follows:

------------------------------------------ ------------- ---------------
                                              COST OF       PROCEEDS
SUBACCOUNT                                   PURCHASES     FROM SALES
------------------------------------------ ------------- ---------------
                                                  (IN THOUSANDS)

AIM Basic Value.......................        $  5.7         $0.7
AIM Blue Chip.........................           1.6          ---
American Century Select...............           1.3          ---
American Century Equity Income........          11.6          2.4
Dreyfus Appreciation..................           1.3          ---
Dreyfus Midcap Value..................           1.1          ---
Dreyfus General Money Market..........           1.2          ---
Fidelity Advisor International
 Capital Appreciation.................           1.2          ---
INVESCO Dynamics......................           1.4          ---
Security Capital Preservation.........          23.3          2.8
Security Diversified Income...........           1.2          0.3
Security Global.......................           1.1          ---
Security Mid Cap Value................          12.5          1.5
Security Small Cap Growth.............           1.5          ---
Security Social Awareness.............           0.9          ---
Security Large Cap Value..............           5.9          5.5
Strong Advisor Small Cap Value........           1.2          ---
Strong Opportunity....................           1.5          ---
Van Kampen Equity and Income..........           6.1          0.7
Van Kampen Comstock...................           1.2          ---
------------------------------------------ ------------- ---------------

        ANNUITY  RESERVES -- As of December 31, 2002,  annuity reserves have not been  established  because there are no contracts  that have matured and are in the payout stage. Such reserves would be computed on the basis of published  mortality  tables  using  assumed  interest  rates  that will provide  reserves as prescribed by law. In cases where the payout option selected is life contingent,  SBL periodically recalculates the required annuity  reserves,  and any resulting  adjustment  is either  charged or credited to SBL and not to the Account.

        REINVESTMENT  OF DIVIDENDS -- Dividend and capital  gains  distributions paid by the mutual  funds to the Account are  reinvested  in  additional shares of each  respective  Fund.  Dividend  income  and  capital  gains distributions are recorded as income on the ex-dividend date.

        FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current  provisions of the IRC, SBL does not expect to incur federal income  taxes on the  earnings of the Account to the extent the earnings are credited  under  contracts.  Based on this,  no charge is being made currently  to the  Account  for federal  income  taxes.  SBL will review periodically  the  status of this  policy in the event of changes in the tax law. A charge  may be made in future  years for any  federal  income taxes that would be attributable to the contracts.

        USE  OF  ESTIMATES  --  The  preparation  of  financial   statements  in
        conformity with accounting  principles  generally accepted in the United
        States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
        Actual results could differ from those estimates.

2.      VARIABLE ANNUITY CONTRACT CHARGES

        SBL deducts a daily  administrative  charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account  administration  charge of $30  annually,  except for certain contracts  based on a minimum  account  value and the period of time the contract has been in force.  The  mortality and expense risks assumed by
        SBL are  compensated  for by a fee equivalent to an annual rate of 0.75%
        of the  average  daily net asset  value.  Additionally,  SBL  deducts an amount for each rider,  equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

        When applicable,  an amount for premium taxes is deducted as provided by pertinent  state law either  from  purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The changes in units  outstanding  for the period from September 3, 2002
        (inception date) to December 31, 2002 were as follows:

        --------------------------------------- ---------- --------------- --------------
                                                                                 NET
                                                  UNITS        UNITS          INCREASE
        SUBACCOUNT                                ISSUED      REDEEMED       (DECREASE)
        --------------------------------------- ---------- --------------- --------------
        AIM Basic Value......................       810         (99)             711
        AIM Blue Chip........................       247         ---              247
        American Century Select..............       209         ---              209
        American Century Equity Income.......     1,209        (146)           1,063
        Dreyfus Appreciation.................       185         ---              185
        Dreyfus Midcap Value.................       190         ---              190
        Dreyfus General Money Market.........       119         ---              119
        Fidelity Advisor International
         Capital Appreciation................       151         ---              151
        INVESCO Dynamics.....................       265         ---              265
        Security Capital Preservation........     2,283        (271)           2,012
        Security Diversified Income..........        81         ---               81
        Security Global......................       176         ---              176
        Security Mid Cap Value...............     1,596        (177)           1,419
        Security Small Cap Growth............       250         ---              250
        Security Social Awareness............       118         ---              118
        Security Large Cap Value.............        58         ---               58
        Strong Advisor Small Cap Value.......       137         ---              137
        Strong Opportunity...................       237         ---              237
        Van Kampen Equity and Income.........       721         (81)             640
        Van Kampen Comstock..................       166         ---              166
        --------------------------------------- ---------- --------------- --------------

4.      UNIT VALUES

        A summary of units  outstanding,  unit  values,  net assets,  investment income  ratios,  expense  ratios and total return  ratios for the period from September 3, 2002 (inception date) to December 31, 2002 follows:

        ----------------------------------------- -------------
        AIM BASIC VALUE
        Units.................................           711
        Unit value............................         $6.87
        Net assets (000s).....................          $4.9
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.97)%

        AIM BLUE CHIP
        Units.................................           247
        Unit value............................         $5.94
        Net assets (000s).....................         $1.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.30)%

        AMERICAN CENTURY SELECT
        Units.................................           209
        Unit value............................         $6.37
        Net assets (000s).....................         $1.30
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.78)%

        AMERICAN CENTURY EQUITY INCOME
        Units.................................         1,063
        Unit value............................         $9.49
        Net assets (000s).....................         $10.1
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         1.06%
        Total return***.......................         2.26%

        DREYFUS APPRECIATION
        Units.................................           185
        Unit value............................         $7.20
        Net assets (000s).....................         $1.30
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.44)%

        DREYFUS MID CAP VALUE
        Units.................................           190
        Unit value............................         $6.05
        Net assets (000s).....................          $1.1
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         2.20%

        DREYFUS GENERAL MONEY MARKET****
        Units.................................           119
        Unit value............................         $9.66
        Net assets (000s).....................          $1.2
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         0.17%
        Total return***.......................       (1.02)%

        FIDELITY ADVISOR INTERNATIONAL CAPITAL
        APPRECIATION
        Units.................................           151
        Unit value............................         $7.66
        Net assets (000s).....................         $1.20
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (4.61)%

        INVESCO DYNAMICS
        Units.................................           265
        Unit value............................         $5.04
        Net assets (000s).....................          $1.3
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         3.70%

        SECURITY CAPITAL PRESERVATION
        Units.................................         2,012
        Unit value............................        $10.18
        Net assets (000s).....................        $20.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         0.95%
        Total return***.......................         0.00%

        SECURITY DIVERSIFIED INCOME****
        Units.................................            81
        Unit value............................        $10.71
        Net assets (000s).....................          $0.9
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         1.85%
        Total return***.......................         0.85%

        SECURITY GLOBAL
        Units.................................           176
        Unit value............................         $6.56
        Net assets (000s).....................          $1.1
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (5.07)%

        SECURITY MID CAP VALUE
        Units.................................         1,419
        Unit value............................         $8.08
        Net assets (000s).....................        $11.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.74)%

        SECURITY SMALL CAP GROWTH
        Units.................................           250
        Unit value............................         $6.06
        Net assets (000s).....................         $1.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         1.17%

        SECURITY SOCIAL AWARENESS
        Units.................................           118
        Unit value............................         $6.76
        Net assets (000s).....................         $0.80
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.29)%

        SECURITY LARGE CAP VALUE

        Units.................................            58
        Unit value............................         $6.82
        Net assets (000s).....................          $0.4
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.71)%

        STRONG ADVISOR SMALL CAP VALUE
        Units.................................           137
        Unit value............................         $8.72
        Net assets (000s).....................          $1.2
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.11)%

        STRONG OPPORTUNITY
        Units.................................           237
        Unit value............................         $6.35
        Net assets (000s).....................         $1.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.00)%

        VAN KAMPEN EQUITY AND INCOME****
        Units.................................           640
        Unit value............................         $8.49
        Net assets (000s).....................          $5.4
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         1.15%
        Total return***.......................       (0.24)%

        VAN KAMPEN COMSTOCK
        Units.................................           166
        Unit value............................         $6.94
        Net assets (000s).....................          $1.2
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         1.61%
        ----------------------------------------- -------------

   * These ratios  represent the  annualized  contract  expenses of the separate account,  consisting  primarily of mortality and expense charges,  for each period  indicated.  The ratios include only those expenses that result in a direct  reduction to unit values.  Charges made directly to contract  owner accounts  through the  redemption  of units and expenses of the  underlying fund are excluded.

  ** These amounts represent the dividends,  excluding  distributions of capital gains,  received by the subaccount from the underlying  mutual fund, net of management  fees assessed by the fund  manager,  divided by the average net assets. These ratios exclude those expenses,  such as mortality and expense charges,  that  result  in  direct  reductions  in  the  unit  values.  The recognition  of  investment  income by the  subaccount  is  affected by the timing of the  declaration of dividends by the underlying fund in which the subaccounts invest.

 *** These  amounts  represent  the  total  return  for the  periods  indicated, including  changes  in  the  value  of the  underlying  fund,  and  reflect deductions for all items  included in the expense  ratio.  The total return does not include any expenses  assessed  through the  redemption  of units;
     inclusion of these expenses in the calculation  would result in a reduction in the total  return  presented.  The total  return is  calculated  for the period from September 3, 2002 (inception date) to December 31, 2002 and has not been annualized.

**** Net  investment  income is less than  $100 so  amount  is not  reported  in
     Statement of Operations,  but is used in  calculation of investment  income ratio.

--------------------------------------------------------------------------------
                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                              Financial Statements

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                    CONTENTS

                                                                      PAGE

Report of Independent Auditors....................................      11

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of Security Benefit Advisor Variable Annuity and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain of the  respective  subaccounts  of  Variable  Annuity  Account  XIV, a separate account of Security  Benefit Life Insurance  Company  comprised of the AIM Basic
Value, AIM Blue Chip,  American Century Select,  American Century Equity Income,
Dreyfus  Appreciation,  Dreyfus Mid Cap Value,  Dreyfus  General  Money  Market,
Fidelity Advisor International Capital Appreciation,  INVESCO Dynamics, Security
Capital Preservation, Security Diversified Income, Security Global, Security Mid
Cap Value,  Security  Small Cap Growth,  Security  Social  Awareness,  Large Cap
Value, Strong Advisor Small Cap Value, Strong Opportunity, Van Kampen Equity and
Income, and Van Kampen Comstock Subaccounts,  which are available for investment by contract  owners of the Security  Benefit  Advisor  Variable  Annuity,  as of
December 31, 2002,  and the related  statements of operations and changes in net assets for the period from  September 3, 2002  (inception  date) to December 31,
2002.  These financial  statements are the  responsibility  of the management of
Security Benefit Life Insurance  Company.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2002, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of  each  of the  respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Security Benefit Advisor Variable Annuity at December 31,
2002,  and the results of their  operations  and the changes in their net assets for the  period  described  above,  in  conformity  with  accounting  principles generally accepted in the United States.

                                                       /s/ Ernst & Young LLP

Kansas City, Missouri
January 31, 2003

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                      Statements of Assets and Liabilities

                                December 31, 2002

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                                                  AMERICAN
                                                     AMERICAN      CENTURY
                             AIM          AIM        CENTURY       EQUITY        DREYFUS
                         BASIC VALUE   BLUE CHIP      SELECT       INCOME     APPRECIATION
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
  Mutual funds,
    at value..........    $4.9           $1.5         $1.3         $10.1         $1.3
                         -----------------------------------------------------------------
Total assets..........     4.9            1.5          1.3          10.1          1.3
                         -----------------------------------------------------------------
Net assets............     4.9            1.5          1.3          10.1          1.3
                         =================================================================
Units outstanding.....     711            247          209         1,063          185

Unit value............   $6.87          $5.94        $6.37         $9.49        $7.20

Mutual funds, at cost.    $5.0           $1.6         $1.3         $10.2         $1.3
Mutual fund shares....     224            164           47         1,543           43

                                                      FIDELITY
                           DREYFUS       DREYFUS      ADVISOR
                             MID         GENERAL    INTERNATIONAL              SECURITY
                             CAP          MONEY       CAPITAL       INVESCO     CAPITAL
                            VALUE        MARKET     APPRECIATION   DYNAMICS   PRESERVATION
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
   Mutual funds,
     at value.........    $1.1           $1.2         $1.2          $1.3         $20.5
                         -----------------------------------------------------------------
Total assets..........     1.1            1.2          1.2           1.3          20.5
                         -----------------------------------------------------------------
Net assets............    $1.1           $1.2         $1.2          $1.3         $20.5
                         =================================================================
Units outstanding.....     190            119          151           265         2,012

Unit value............   $6.05          $9.66        $7.66         $5.04        $10.18

Mutual funds, at cost.    $1.1           $1.2         $1.2          $1.4         $20.5
Mutual fund shares....      66          1,152          106           126         2,047

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2002

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                           SECURITY                   SECURITY      SECURITY     SECURITY
                         DIVERSIFIED     SECURITY     MID CAP      SMALL CAP     SOCIAL
                           INCOME         GLOBAL       VALUE         GROWTH     AWARENESS
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
   Mutual funds,
    at value..........     $0.9          $1.1        $11.5          $1.5         $0.8
                         -----------------------------------------------------------------
Total assets..........      0.9           1.1         11.5           1.5          0.8
                         -----------------------------------------------------------------
Net assets............     $0.9          $1.1        $11.5          $1.5         $0.8
                         =================================================================
Units outstanding.....       81           176        1,419           250          118

Unit value............   $10.71         $6.56        $8.08         $6.06        $6.76

Mutual funds, at cost.     $0.9          $1.1        $11.1          $1.5         $0.9
Mutual fund shares....      176           119          625           181           50

                                         STRONG                  VAN KAMPEN
                           SECURITY     ADVISOR                    EQUITY
                           LARGE CAP     SMALL       STRONG          AND      VAN KAMPEN
                            VALUE      CAP VALUE   OPPORTUNITY     INCOME     COMSTOCK
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Assets:
   Mutual funds,
    at value..........    $0.4           $1.2         $1.5          $5.4         $1.2
                         -----------------------------------------------------------------
Total assets..........     0.4            1.2          1.5           5.4          1.2
                         -----------------------------------------------------------------
Net assets............    $0.4           $1.2         $1.5          $5.4         $1.2
                         =================================================================
Units outstanding.....      58            137          237           640          166

Unit value............   $6.82          $8.72        $6.35         $8.49        $6.94

Mutual funds, at cost.    $0.4           $1.2         $1.5          $5.4         $1.2
Mutual fund shares....      87             63           53           821           93

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                            Statements of Operations

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                                                                  AMERICAN
                                                     AMERICAN      CENTURY
                             AIM          AIM        CENTURY       EQUITY        DREYFUS
                         BASIC VALUE   BLUE CHIP      SELECT       INCOME     APPRECIATION
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....      $  ---         $---         $---          $ 0.1         $---
 Expenses:
   Mortality and
    expense risk
    fee............         ---          ---          ---            ---          ---
                         -----------------------------------------------------------------
Net investment
income (loss)......         ---          ---          ---            0.1          ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....         ---          ---          ---            0.1          ---
 Realized gain
  (loss) on sale of
  fund shares......         ---          ---          ---            ---          ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........       (0.1)        (0.1)          ---           (0.1)         ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......       (0.1)        (0.1)          ---            ---          ---
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...      $(0.1)       $(0.1)         $---          $ 0.1         $---
                         =================================================================

                                                      FIDELITY
                           DREYFUS       DREYFUS      ADVISOR
                             MID         GENERAL    INTERNATIONAL              SECURITY
                             CAP          MONEY       CAPITAL       INVESCO     CAPITAL
                            VALUE        MARKET     APPRECIATION   DYNAMICS   PRESERVATION
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....       $---         $---         $---            $---        $0.1
 Expenses:
   Mortality and
    expense risk
    fee............        ---          ---          ---             ---         ---
                         -----------------------------------------------------------------
Net investment
income (loss)......        ---          ---          ---             ---         0.1
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....        ---          ---          ---             ---         ---
 Realized gain
  (loss) on sale of
  fund shares......        ---          ---          ---             ---         ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........        ---          ---          ---            (0.1)        ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......        ---          ---          ---            (0.1)        ---
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...       $---         $---         $---           $(0.1)       $0.1
                         =================================================================

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                      Statements of Operations (continued)

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                           SECURITY                   SECURITY      SECURITY     SECURITY
                         DIVERSIFIED     SECURITY     MID CAP      SMALL CAP     SOCIAL
                           INCOME         GLOBAL       VALUE         GROWTH     AWARENESS
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....       $---         $---          $---           $---          $---
 Expenses:
   Mortality and
    expense risk
    fee............       ---          ---            ---            ---           ---
                         -----------------------------------------------------------------
Net investment
income (loss)......       ---          ---            ---            ---           ---

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....       ---          ---            ---            ---           ---
 Realized gain
  loss on sale of
  fund shares......       ---          ---            0.1            ---           ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........       ---          ---            0.4            ---          (0.1)
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......       ---          ---            0.5            ---          (0.1)
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...      $---         $---           $0.5           $---         $(0.1)
                         =================================================================

                                         STRONG                  VAN KAMPEN
                           SECURITY     ADVISOR                    EQUITY
                           LARGE CAP     SMALL       STRONG          AND      VAN KAMPEN
                            VALUE      CAP VALUE   OPPORTUNITY     INCOME     COMSTOCK
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Net investment
income (loss):
 Dividend
  distributions....      $---          $---         $---           $---          $---
 Expenses:
   Mortality and
    expense risk
    fee............       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net investment
 income (loss).....       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....       ---           ---          ---            ---           ---
 Realized gain
  (loss) on sale of
  fund shares......       ---           ---          ---            ---           ---
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the
  period...........       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments.......       ---           ---          ---            ---           ---
                         -----------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting        $---          $---         $---           $---          $---
 from operations...      =================================================================

SEE ACCOMPANYING NOTES.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                       Statements of Changes in Net Assets

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                                                                  AMERICAN
                                                     AMERICAN      CENTURY
                             AIM          AIM        CENTURY       EQUITY        DREYFUS
                         BASIC VALUE   BLUE CHIP      SELECT       INCOME     APPRECIATION
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $ ---        $ ---          $---          $0.1          $ ---
  Capital gains
   distributions...        ---          ---           ---           0.1            ---
  Realized gain
   (loss) on sale
   of fund shares..        ---          ---           ---           ---            ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........       (0.1)        (0.1)          ---          (0.1)           ---
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......       (0.1)        (0.1)          ---           0.1            ---

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......        5.7          1.6           1.3          11.4            1.3
   Terminations and
    withdrawals....        ---          ---           ---           ---            ---
   Transfers
    between
    subaccounts,
    net............       (0.7)         ---           ---          (1.4)           ---
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....        5.0         1.6           1.3           10.0            1.3
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........        4.9         1.5           1.3           10.1            1.3
Net assets at
 beginning of
 period............        ---         ---           ---            ---            ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........      $ 4.9        $ 1.5          1.3          $10.1           $1.3
                         =================================================================

                                                      FIDELITY
                           DREYFUS       DREYFUS      ADVISOR
                             MID         GENERAL    INTERNATIONAL              SECURITY
                             CAP          MONEY       CAPITAL       INVESCO     CAPITAL
                            VALUE        MARKET     APPRECIATION   DYNAMICS   PRESERVATION
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $ ---        $ ---          $ ---         $---          $0.1
  Capital gains
   distributions...        ---          ---            ---          ---           ---
  Realized gain
   (loss) on sale
   of fund shares..        ---          ---            ---          ---           ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........        ---          ---            ---         (0.1)          ---
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......        ---          ---            ---         (0.1)          0.1

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......        1.1          1.2            1.2          1.4          23.1
   Terminations and
    withdrawals....        ---          ---            ---          ---          ---
   Transfers
    between
    subaccounts,
    net............        ---          ---            ---          ---          (2.7)
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....        1.1          1.2            1.2          1.4          20.4
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........        1.1          1.2            1.2          1.3          20.5
Net assets at
 beginning of
 period............        ---          ---            ---          ---          ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........       $1.1         $1.2            1.2        $ 1.3         $20.5
                         =================================================================

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                 Statements of Changes in Net Assets (continued)

       Period From September 3, 2002 (Inception Date) to December 31, 2002

                                 (IN THOUSANDS)

                           SECURITY                   SECURITY      SECURITY     SECURITY
                         DIVERSIFIED     SECURITY     MID CAP      SMALL CAP     SOCIAL
                           INCOME         GLOBAL       VALUE         GROWTH     AWARENESS
                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $---         $---          $ ---          $---          $---
  Capital gains
   distributions...       ---          ---            ---           ---           ---
  Realized gain
   (loss) on sale
   of fund shares..       ---          ---            0.1           ---           ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........       ---          ---            0.4           ---          (0.1)
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......       ---          ---            0.5           ---          (0.1)

  From
  contractholder
  transactions:
   Variable annuity
    deposits.......       0.9          1.1           12.5           1.5           0.9
   Terminations and
    withdrawals....       ---          ---            ---           ---           ---
   Transfers
    between
    subaccounts,
    net............       ---          ---           (1.5)          ---           ---
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....       0.9          1.1           11.0           1.5           0.9
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........       0.9          1.1           11.5           1.5           0.8
Net assets at
 beginning of
 period............       ---          ---            ---           ---           ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........      $0.9         $1.1          $11.5          $1.5         $ 0.8
                         =================================================================

                                         STRONG                  VAN KAMPEN
                           SECURITY     ADVISOR                    EQUITY
                           LARGE CAP     SMALL       STRONG          AND      VAN KAMPEN
                            VALUE      CAP VALUE   OPPORTUNITY     INCOME     COMSTOCK
                          SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                         -----------------------------------------------------------------
Increase (decrease)
in net assets:
 From operations:
  Net investment
   income (loss)...      $ ---        $ ---         $ ---          $---         $ ---
  Capital gains
   distributions...        ---          ---           ---           ---           ---
  Realized gain
   (loss) on sale
   of fund shares..        ---          ---           ---           ---           ---
  Change in
   unrealized
   appreciation/
   depreciation
   on investments
   during the
   period..........        ---          ---           ---           ---           ---
                         -----------------------------------------------------------------
  Net (increase)
   decrease in
   net assets from
   operations......        ---          ---           ---           ---           ---
                         -----------------------------------------------------------------
  From
  contractholder
  transactions:
   Variable annuity
    deposits.......        0.4          1.2           1.5           6.1           1.2
   Terminations and
    withdrawals....        ---          ---           ---           ---           ---
   Transfers
    between
    subaccounts,
    net............        ---          ---           ---          (0.7)          ---
                         -----------------------------------------------------------------
 Net increase
  (decrease) in
  net assets from
  contractholder
  transactions.....        0.4          1.2           1.5           5.4           1.2
                         -----------------------------------------------------------------
Net increase
 (decrease) in
 net assets........        0.4          1.2           1.5           5.4           1.2
Net assets at
 beginning of
 period............        ---          ---           ---           ---           ---
                         -----------------------------------------------------------------
Net assets at end
 of period.........       $0.4         $1.2          $1.5         $ 5.4          $1.2
                         =================================================================

SEE ACCOMPANYING NOTES.

                         Variable Annu Account XIV -
                    Security Benefit Asor Variable Annuity
                   of Security Benefit Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2002

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        ORGANIZATION -- Security  Benefit Advisor  Variable  Annuity of Security
        Benefit Life Insurance  Company (APVASBL) is a deferred variable annuity contract  offered by Security  Benefit  Life  Insurance  Company  (SBL).
        Purchase  payments  for  APVASBL  are  allocated  to one or  more of the subaccounts that comprise Variable Annuity Account XIV (the Account),  a separate  account of SBL. The Account is registered as a unit investment trust under the  Investment  Company Act of 1940,  as amended.  Deposits received by the Account for APVASBL are  invested in AIM Growth  Series,
        AIM  Equity  Series,   American  Century   Investments,   Inc.,  Dreyfus
        Appreciation Fund, Inc., Dreyfus Growth and Value Funds, Inc.,  Fidelity
        Advisor Series I, INVESCO Stock Funds, Inc., INVESCO Sector Funds, Inc.,
        Security  Income Fund,  Security  Equity Fund,  Security Large Cap Value
        Fund,  Security Mid Cap Growth Fund, Strong  Conservative  Equity Funds,
        Inc., Strong Equity Funds,  Inc., Van Kampen Equity and Income Fund, Van
        Kampen Comstock Fund, and Van Kampen Aggressive Growth Fund. As directed by the owners,  amounts may be invested in a  designated  mutual fund as follows,  with those subaccounts  designated with an asterisk (*) having no activity during the period from September 3, 2002 (inception date) to
        December 31, 2002:

        -------------------- --------------------------------------------------------
        SUBACCOUNT                                 MUTUAL FUND
        -------------------- --------------------------------------------------------

                               AIM Growth Series:

        AIM Basic Value....       AIM Basic Value Fund (Class A)
        AIM Mid Cap
         Equity*...........       AIM Mid Cap Equity Fund (Class A)
        AIM Small
         Cap Growth*.......       AIM Small Cap Growth Fund (Class A)

                                AIM Equity Series:

        AIM Blue Chip......       AIM Blue Chip Fund (Class A)

                               American Century Investments, Inc.:
        American Century
         Heritage*.........       American Century Heritage Fund (Advisor Class)
        American Century
         Select............       American Century Select Fund (Advisor Class)
        American Century
         Equity Income.....       American Century Equity Income Fund (Advisor Class)
        American Century
         International
         Growth*...........       American Century International Growth Fund
                                   (Advisor Class)
        Dreyfus
         Appreciation......    Dreyfus Appreciation Fund, Inc. (Class A)

                               Dreyfus Growth and Value Funds, Inc.:
        Dreyfus Premier
         Strategic Value*..       Dreyfus Premier Strategic Value Fund (Class A)
        Dreyfus Midcap
         Value.............       Dreyfus Midcap Value Fund (Class A)
        Dreyfus General
         Money Market......       Dreyfus General Money Market Fund (Class A)

                               Fidelity Advisor Series I:
        Fidelity Advisor
         Value Strategies*.       Fidelity Advisor Value Strategies Fund (Class T)
        Fidelity Advisor
         Dividend Growth*..       Fidelity Advisor Dividend Growth Fund (Class T)
        Fidelity Advisor
         Mid Cap*..........       Fidelity Advisor Mid Cap Fund (Class T)
        Fidelity Advisor
         International
         Capital
         Appreciation .....       Fidelity Advisor International Capital Appreciation
                                   Fund (Class T)

                               INVESCO Stock Funds, Inc.:
        INVESCO Dynamics...       INVESCO Dynamics Fund (Class K)

                               INVESCO Sector Funds, Inc.:
        INVESCO Technology*       INVESCO Technology Fund (Class K)

                               Security Income Fund:
        Security Capital
         Preservation......       Security Capital Preservation Fund (Class A)
        Security
         Diversified
         Income............       Security Diversified Income Fund (Class A)

                               Security Equity Fund:
        Security Global....       Security Global Series (Class A)
        Security Equity*...       Security Equity Series (Class A)
        Security Large
         Cap Growth*.......       Security Large Cap Growth Series (Class A)
        Security Mid
         Cap Value.........       Security Mid Cap Value Series (Class A)
        Security Small
         Cap Growth........       Security Small Cap Growth Series (Class A)
        Security Social
         Awareness.........       Security Social Awareness Series (Class A)
        Security Large
         Cap Value.........    Security Large Cap Value Fund (Class A)
        Security Mid
         Cap Growth*.......    Security Mid Cap Growth Fund (Class A)

                               Strong Conservative Equity Funds, Inc.:
        Strong Growth
         and Income*.......       Strong Growth and Income Fund (Advisor Class)

                               Strong Equity Funds, Inc.:
        Strong Growth 20*..       Strong Growth 20 Fund (Advisor Class)
        Strong Advisor
         Small Cap Value...       Strong Advisor Small Cap Value Fund (Advisor Class)
        Strong Opportunity.       Strong Opportunity Fund (Advisor Class)
        Van Kampen Equity
         and Income........    Van Kampen Equity and Income Fund (Class A)
        Van Kampen
         Comstock..........    Van Kampen Comstock Fund (Class A)
        Van Kampen
         Aggressive Growth*    Van Kampen Aggressive Growth Fund (Class A)
        ---------------------------------------------------- -------------------

        The financial  information set forth herein includes only the amounts in the Account supporting  APVASBL.  APVASBL was first offered on September
        3, 2002.

        Under  applicable  insurance  law,  the  assets and  liabilities  of the
        Account are clearly identified and distinguished from SBL's other assets and liabilities.  The portion of the Account's assets  applicable to the variable annuity  contracts is not chargeable with  liabilities  arising out of any other business SBL may conduct.

        AIM Advisors, Inc. serves as investment advisor of AIM Basic Value Fund,
        AIM Mid Cap Equity Fund,  AIM Small Cap Growth  Fund,  and AIM Blue Chip
        Fund. American Century Investment Management,  Inc. serves as investment advisor of American Century Heritage Fund, American Century Select Fund,
        American Century Equity Income Fund, and American Century  International
        Growth Fund.  The Dreyfus  Corporation  serves as investment  advisor of
        Dreyfus  Appreciation  Fund, Inc., Dreyfus Premier Strategic Value Fund,
        Dreyfus  Midcap  Value Fund,  and Dreyfus  General  Money  Market  Fund.
        Fidelity  Management & Research Company serves as investment  advisor of
        Fidelity Advisor Value Strategies Fund, Fidelity Advisor Dividend Growth
        Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor  International
        Capital   Appreciation   Fund.  INVESCO  Funds  Group,  Inc.  serves  as
        investment  advisor of INVESCO  Dynamics  Fund,  and INVESCO  Technology
        Fund.  Deutsche Asset Management,  Inc. serves as investment  advisor of
        Security Capital  Preservation Fund. Security  Management  Company,  LLC
        (SMC) serves as investment advisor of Security  Diversified Income Fund,
        Security  Global  Series,  Security  Equity  Series,  Security Large Cap
        Growth Series,  Security Mid Cap Value Series, Security Small Cap Growth
        Series, Security Social Awareness Series, Security Large Cap Value Fund,
        and Security Mid Cap Growth Fund. SMC has engaged OppenheimerFunds, Inc.
        to provide  subadvisory  services  to  Security  Global  Series,  Strong
        Capital  Management,  Inc. to provide  subadvisory  services to Security
        Small  Cap  Growth  Series,  and  The  Dreyfus  Corporation  to  provide subadvisory  services to Security  Large Cap Value Fund.  Strong Capital
        Management,  Inc.  serves as  investment  advisor  of Strong  Growth and
        Income Fund, Strong Growth 20 Fund, Strong Advisor Small Cap Value Fund,
        and Strong Opportunity Fund. Van Kampen Asset Management, Inc. serves as investment  advisor of Van Kampen  Equity  and Income  Fund,  Van Kampen
        Comstock Fund, and Van Kampen Aggressive Growth Fund.

        INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the  statements  of assets and  liabilities  at market  value (net asset value  of the  underlying  mutual  fund).  Investment  transactions  are accounted for on the trade date.  Realized  gains and losses on sales of investments  are  determined  based on the average  cost of  investments sold.

        The cost of investments purchased and proceeds from investments sold for the period from September 3, 2002 (inception  date) to December 31, 2002 were as follows:

------------------------------------------ ------------- ---------------
                                              COST OF       PROCEEDS
SUBACCOUNT                                   PURCHASES     FROM SALES
------------------------------------------ ------------- ---------------
                                                  (IN THOUSANDS)

AIM Basic Value.......................        $  5.7         $0.7
AIM Blue Chip.........................           1.6          ---
American Century Select...............           1.3          ---
American Century Equity Income........          11.6          2.4
Dreyfus Appreciation..................           1.3          ---
Dreyfus Midcap Value..................           1.1          ---
Dreyfus General Money Market..........           1.2          ---
Fidelity Advisor International
 Capital Appreciation.................           1.2          ---
INVESCO Dynamics......................           1.4          ---
Security Capital Preservation.........          23.3          2.8
Security Diversified Income...........           1.2          0.3
Security Global.......................           1.1          ---
Security Mid Cap Value................          12.5          1.5
Security Small Cap Growth.............           1.5          ---
Security Social Awareness.............           0.9          ---
Security Large Cap Value..............           5.9          5.5
Strong Advisor Small Cap Value........           1.2          ---
Strong Opportunity....................           1.5          ---
Van Kampen Equity and Income..........           6.1          0.7
Van Kampen Comstock...................           1.2          ---
------------------------------------------ ------------- ---------------

        ANNUITY  RESERVES -- As of December 31, 2002,  annuity reserves have not been  established  because there are no contracts  that have matured and are in the payout stage. Such reserves would be computed on the basis of published  mortality  tables  using  assumed  interest  rates  that will provide  reserves as prescribed by law. In cases where the payout option selected is life contingent,  SBL periodically recalculates the required annuity  reserves,  and any resulting  adjustment  is either  charged or credited to SBL and not to the Account.

        REINVESTMENT  OF DIVIDENDS -- Dividend and capital  gains  distributions paid by the mutual  funds to the Account are  reinvested  in  additional shares of each  respective  Fund.  Dividend  income  and  capital  gains distributions are recorded as income on the ex-dividend date.

        FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current  provisions of the IRC, SBL does not expect to incur federal income  taxes on the  earnings of the Account to the extent the earnings are credited  under  contracts.  Based on this,  no charge is being made currently  to the  Account  for federal  income  taxes.  SBL will review periodically  the  status of this  policy in the event of changes in the tax law. A charge  may be made in future  years for any  federal  income taxes that would be attributable to the contracts.

        USE  OF  ESTIMATES  --  The  preparation  of  financial   statements  in
        conformity with accounting  principles  generally accepted in the United
        States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
        Actual results could differ from those estimates.

2.      VARIABLE ANNUITY CONTRACT CHARGES

        SBL deducts a daily  administrative  charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account  administration  charge of $30  annually,  except for certain contracts  based on a minimum  account  value and the period of time the contract has been in force.  The  mortality and expense risks assumed by
        SBL are  compensated  for by a fee equivalent to an annual rate of 0.75%
        of the  average  daily net asset  value.  Additionally,  SBL  deducts an amount for each rider,  equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

        When applicable,  an amount for premium taxes is deducted as provided by pertinent  state law either  from  purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The changes in units  outstanding  for the period from September 3, 2002
        (inception date) to December 31, 2002 were as follows:

        --------------------------------------- ---------- --------------- --------------
                                                                                 NET
                                                  UNITS        UNITS          INCREASE
        SUBACCOUNT                                ISSUED      REDEEMED       (DECREASE)
        --------------------------------------- ---------- --------------- --------------
        AIM Basic Value......................       810         (99)             711
        AIM Blue Chip........................       247         ---              247
        American Century Select..............       209         ---              209
        American Century Equity Income.......     1,209        (146)           1,063
        Dreyfus Appreciation.................       185         ---              185
        Dreyfus Midcap Value.................       190         ---              190
        Dreyfus General Money Market.........       119         ---              119
        Fidelity Advisor International
         Capital Appreciation................       151         ---              151
        INVESCO Dynamics.....................       265         ---              265
        Security Capital Preservation........     2,283        (271)           2,012
        Security Diversified Income..........        81         ---               81
        Security Global......................       176         ---              176
        Security Mid Cap Value...............     1,596        (177)           1,419
        Security Small Cap Growth............       250         ---              250
        Security Social Awareness............       118         ---              118
        Security Large Cap Value.............        58         ---               58
        Strong Advisor Small Cap Value.......       137         ---              137
        Strong Opportunity...................       237         ---              237
        Van Kampen Equity and Income.........       721         (81)             640
        Van Kampen Comstock..................       166         ---              166
        --------------------------------------- ---------- --------------- --------------

4.      UNIT VALUES

        A summary of units  outstanding,  unit  values,  net assets,  investment income  ratios,  expense  ratios and total return  ratios for the period from September 3, 2002 (inception date) to December 31, 2002 follows:

        ----------------------------------------- -------------
        AIM BASIC VALUE
        Units.................................           711
        Unit value............................         $6.87
        Net assets (000s).....................          $4.9
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.97)%

        AIM BLUE CHIP
        Units.................................           247
        Unit value............................         $5.94
        Net assets (000s).....................         $1.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.30)%

        AMERICAN CENTURY SELECT
        Units.................................           209
        Unit value............................         $6.37
        Net assets (000s).....................         $1.30
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.78)%

        AMERICAN CENTURY EQUITY INCOME
        Units.................................         1,063
        Unit value............................         $9.49
        Net assets (000s).....................         $10.1
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         1.06%
        Total return***.......................         2.26%

        DREYFUS APPRECIATION
        Units.................................           185
        Unit value............................         $7.20
        Net assets (000s).....................         $1.30
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.44)%

        DREYFUS MID CAP VALUE
        Units.................................           190
        Unit value............................         $6.05
        Net assets (000s).....................          $1.1
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         2.20%

        DREYFUS GENERAL MONEY MARKET****
        Units.................................           119
        Unit value............................         $9.66
        Net assets (000s).....................          $1.2
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         0.17%
        Total return***.......................       (1.02)%

        FIDELITY ADVISOR INTERNATIONAL CAPITAL
        APPRECIATION
        Units.................................           151
        Unit value............................         $7.66
        Net assets (000s).....................         $1.20
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (4.61)%

        INVESCO DYNAMICS
        Units.................................           265
        Unit value............................         $5.04
        Net assets (000s).....................          $1.3
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         3.70%

        SECURITY CAPITAL PRESERVATION
        Units.................................         2,012
        Unit value............................        $10.18
        Net assets (000s).....................        $20.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         0.95%
        Total return***.......................         0.00%

        SECURITY DIVERSIFIED INCOME****
        Units.................................            81
        Unit value............................        $10.71
        Net assets (000s).....................          $0.9
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         1.85%
        Total return***.......................         0.85%

        SECURITY GLOBAL
        Units.................................           176
        Unit value............................         $6.56
        Net assets (000s).....................          $1.1
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (5.07)%

        SECURITY MID CAP VALUE
        Units.................................         1,419
        Unit value............................         $8.08
        Net assets (000s).....................        $11.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.74)%

        SECURITY SMALL CAP GROWTH
        Units.................................           250
        Unit value............................         $6.06
        Net assets (000s).....................         $1.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         1.17%

        SECURITY SOCIAL AWARENESS
        Units.................................           118
        Unit value............................         $6.76
        Net assets (000s).....................         $0.80
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.29)%

        SECURITY LARGE CAP VALUE

        Units.................................            58
        Unit value............................         $6.82
        Net assets (000s).....................          $0.4
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (2.71)%

        STRONG ADVISOR SMALL CAP VALUE
        Units.................................           137
        Unit value............................         $8.72
        Net assets (000s).....................          $1.2
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.11)%

        STRONG OPPORTUNITY
        Units.................................           237
        Unit value............................         $6.35
        Net assets (000s).....................         $1.50
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................       (0.00)%

        VAN KAMPEN EQUITY AND INCOME****
        Units.................................           640
        Unit value............................         $8.49
        Net assets (000s).....................          $5.4
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............         1.15%
        Total return***.......................       (0.24)%

        VAN KAMPEN COMSTOCK
        Units.................................           166
        Unit value............................         $6.94
        Net assets (000s).....................          $1.2
        Ratio of expenses to net assets*......         0.90%
        Investment income ratio**.............          ---%
        Total return***.......................         1.61%
        ----------------------------------------- -------------

   * These ratios  represent the  annualized  contract  expenses of the separate account,  consisting  primarily of mortality and expense charges,  for each period  indicated.  The ratios include only those expenses that result in a direct  reduction to unit values.  Charges made directly to contract  owner accounts  through the  redemption  of units and expenses of the  underlying fund are excluded.

  ** These amounts represent the dividends,  excluding  distributions of capital gains,  received by the subaccount from the underlying  mutual fund, net of management  fees assessed by the fund  manager,  divided by the average net assets. These ratios exclude those expenses,  such as mortality and expense charges,  that  result  in  direct  reductions  in  the  unit  values.  The recognition  of  investment  income by the  subaccount  is  affected by the timing of the  declaration of dividends by the underlying fund in which the subaccounts invest.

 *** These  amounts  represent  the  total  return  for the  periods  indicated, including  changes  in  the  value  of the  underlying  fund,  and  reflect deductions for all items  included in the expense  ratio.  The total return does not include any expenses  assessed  through the  redemption  of units;
     inclusion of these expenses in the calculation  would result in a reduction in the total  return  presented.  The total  return is  calculated  for the period from September 3, 2002 (inception date) to December 31, 2002 and has not been annualized.

**** Net  investment  income is less than  $100 so  amount  is not  reported  in
     Statement of Operations,  but is used in  calculation of investment  income ratio.

                                     PART C
                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              a.   Financial Statements

                   All required  financial  statements are included in Part B of this Registration Statement.

                   The  consolidated  financial  statements of Security  Benefit
                   Life Insurance  Company and Subsidiaries at December 31, 2002
                   and 2001, and for each of the three years in the period ended
                   December 31, 2002 are incorporated herein by reference to the financial  statements  filed with Variflex  Separate  Account
                   Post-Effective  Amendment No. 27 under the  Securities Act of
                   1933 and Post-Effective Amendment No. 26 under the Investment
                   Company Act of 1940 to  Registration  Statement  No.  2-89328
                   (filed April 30, 2003).

              b.   Exhibits

                     (1)  Resolution  of the  Board  of  Directors  of  Security
                          Benefit    Life    Insurance    Company    authorizing
                          establishment of the Separate Account(a)

                     (2)  Not Applicable

                     (3)  (a)   Service Facilities Agreement(b)
                          (b)   Marketing Organization Agreement(g)
                          (c)   SBL  Variable   Products   Broker/Dealer   Sales
                                Agreement(h)
                          (d)   SBL  Variable  Product  Sales  Agreement  (3-Way
                                Agreement) (Form 9482C 7-00)(k)
                          (e)   Marketing   Organization   Agreement  Commission
                                Schedule-SecureDesigns(l)
                          (f)   Marketing   Organization   Agreement  Commission
                                Schedule-NEA(l)
                          (g)   Marketing   Organization   Agreement  Commission
                                Schedule - AdvanceDesigns
                          (h)   Marketing   Organization   Agreement  Commission
                                Schedule - AEA
                          (i)   Marketing   Organization   Agreement  Commission
                                Schedule - Security Benefit Advisor
                          (j)   NEA    Valuebuilder    Marketing    Organization
                                Agreement(l)
                          (k)   AEA Valuebuilder Marketing Organization Agreement
                          (l)   NEA    Valuebuilder    Marketing    Organization
                                Agreement Annualization Amendment(l)

                     (4)  (a)  Individual  Contract  (Form V6029  11-00)(j)
                          (b)   Individual     Contract-Unisex    (Form    V6029
                                11-00U)(j)
                          (c)   Tax-Sheltered  Annuity  Endorsement  (Form 6832A
                                R9-96)(c)
                          (d)   Withdrawal Charge Waiver Endorsement (Form V6051
                                3-96)(c)
                          (e)   Waiver of Withdrawal Charge for Terminal Illness
                                Endorsement (Form V6051 TI 2-97)(c)
                          (f)   Individual  Retirement Annuity Endorsement (Form
                                V6849A 1-97)(d)
                          (g)   Roth IRA Endorsement (Form V6851 10-97)(d)
                          (h)   Section 457 Endorsement (Form V6054 1-98)(d)
                          (i)   403a Endorsement (Form V6057 10-98)(e)
                          (j)   Annual  Stepped  Up Death  Benefit  Rider  (Form
                                V6063 8-00)(a)
                          (k)   Guaranteed  Growth  Death  Benefit  Rider  (Form
                                V6063-1 8-00)(a)
                          (l)   Annual  Stepped Up and  Guaranteed  Growth Death
                                Benefit Rider (Form V6063-2 8-00)(a)
                          (m)   Disability Rider (Form V6064 8-00)(a)
                          (n)   Guaranteed  Income  Benefit  Rider  (Form  V6065
                                8-00)(a)
                          (o)   Credit Enhancement Rider (Form V6067 8-00)(a)
                          (p)   Alternative  Withdrawal Charge Rider (Form V6069
                                10-00)(j)
                          (q)   Loan Endorsement Rider (Form V6066 10-00)(l)
                          (r)   Waiver of  Withdrawal  Charge  Rider - 10 yrs or
                                Disability (Form V6072 4-01)(l)
                          (s)   Waiver of  Withdrawal  Charge  Rider - 15 yrs or
                                Disability (Form V6073 4-01)(l)
                          (t)   Waiver of  Withdrawal  Charge  Rider - 5 yrs and
                                Age 59 1/2 (Form V6074 4-01)(l)
                          (u)   Waiver of  Withdrawal  Charge  Rider -  Hardship
                                (Form V6075 4-01)(l)
                          (v)   Enhanced and  Guaranteed  Growth  Death  Benefit
                                Rider(Form V6076 4-01)(k)
                          (w)   Enhanced,   Annual  Stepped  Up  and  Guaranteed
                                Growth Death Benefit Rider (Form V6077 4-01)(k)
                          (x)   Enhanced   Death   Benefit   Rider  (Form  V6078
                                4-01)(k)
                          (y)   Enhanced  and Annual  Stepped  Up Death  Benefit
                                Rider (Form V6079 4-01)(k)
                          (z)   DCA Plus Rider (Form V6080 4-01)(l)
                          (aa)  Credit Enhancement Rider (Form V6084 11-01)(l)

                     (5)  (a) Application  (Form V9493 11-00)(j)
                          (b) Application - Unisex (Form V9493 11-00U)(j)

                     (6)  (a) Composite of Articles of  Incorporation  of SBL(f)
                          (b) Bylaws of SBL(f)

                     (7)  Not Applicable

                     (8)  (a)   Participation Agreement - AIM Equity Funds(l)
                          (b)   Participation Agreement - AIM Growth Series(l)
                          (c)   Participation Agreement - American Century(l)
                          (d)   Participation Agreement - Ariel(m)
                          (e)   Participation Agreement - Calamos(l)
                          (f)   Participation Agreement - Dreyfus(l)
                          (g)   Participation Agreement - Fidelity(l)
                          (h)   Participation Agreement - INVESCO(l)
                          (i)   Participation Agreement - Strong(l)
                          (j)   Participation Agreement - Van Kampen(l)
                          (k)   Form of  Participation  Agreement - AIM Variable
                                Insurance Funds
                          (l)   Form  of  Participation   Agreement  -  American
                                Century (American  Century Variable  Portfolios,
                                Inc.)
                          (m)   Form  of   Participation   Agreement  -  INVESCO
                                Variable Insurance Funds, Inc.
                          (n)   Form of  Participation  Agreement -  Oppenheimer
                                Variable Account Funds
                          (o)   Form of Participation Agreement - PIMCO Variable
                                Insurance Trust
                          (p)   Form of Participation Agreement - Rydex Variable
                                Trust

                     (9)  Opinion of Counsel(k)

                     (10) Consent of Independent Auditors

                     (11) Not Applicable

                     (12) Not Applicable

                     (13) Schedules of Computation of Performance

                     (14) Powers of Attorney of Howard R. Fricke, Kris A. Robbins,
                          Sister Loretto Marie Colwell,  John C. Dicus,  Steven J.
                          Douglass,  William W. Hanna,  John E. Hayes, Jr., Pat A.
                          Loconto, Duane L. Fager, and Robert C. Wheeler(k)

(a)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's Initial Registration Statement No. 333-41180 (filed July 11,
       2000).

(b)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 26 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 2003).

(c)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's Initial Registration Statement No. 333-23723 (filed March 16,
       1997).

(d)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's  Post-Effective  Amendment No. 2 under the  Securities Act of
       1933 and  Amendment  No. 3 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-23723 (filed April 30, 1998).

(e)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's  Post-Effective  Amendment No. 4 under the  Securities Act of
       1933 and  Amendment  No. 5 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-23723 (filed April 30, 1999).

(f)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Separate Account's  Post-Effective  Amendment No. 20 under the Securities
       Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (Filed August 17, 1998).

(g)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's  Post-Effective  Amendment No. 23 under the Securities Act of
       1933 and  Amendment  No. 22 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed May 1, 2000).

(h)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Separate Account's  Post-Effective  Amendment No. 22 under the Securities
       Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 29, 1999).

(i)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Pre-Effective  Amendment No. 1 under the  Securities Act of
       1933 and  Amendment  No. 1 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-41180 (filed October 13, 2000).

(j)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 1 under the Securities Act of
       1933 and  Amendment  No. 2 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-41180 (filed February 16, 2001).

(k)    Incorporated  herein by reference to the Exhibits filed with SBL Variable
       Annuity Account XIV's Post-Effective Amendment No. 1 under the Securities
       Act of 1933 and Amendment No. 6 under the Investment  Company Act of 1940 to Registration Statement No. 333-52114 (filed March 1, 2002).

(l)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post Effective  Amendment No. 3 under the Securities Act of
       1933 and  Amendment  No. 7 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-41180 (filed March 1, 2002).

(m)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post Effective  Amendment No. 4 under the Securities Act of
       1933 and  Amendment  No. 8 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-41180 (filed May 1, 2002.)

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

             NAME AND PRINCIPAL
             BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH DEPOSITOR

             Howard R. Fricke*                     Chairman of the Board and Director

             Kris A. Robbins*                      President, Chief Executive Officer
                                                   and Director

             Sister Loretto Marie Colwell          Director
             1700 SW 7th Street
             Topeka, Kansas 66606

             John C. Dicus                         Director
             700 Kansas Avenue
             Topeka, Kansas 66603

             Steven J. Douglass                    Director
             3231 East 6th Street
             Topeka, Kansas 66607

             William W. Hanna                      Director
             100 N. Broadway
             KS1-100-02-68
             Wichita, Kansas 67202

             John E. Hayes, Jr.                    Director
             200 Gulf Blvd.
             Belleair Shore, Florida 33786

             Duane L. Fager                        Director
             3035 S. Topeka Blvd.
             Topeka, Kansas 66611

             Robert C. Wheeler                     Director
             400 SW 8th Street
             Topeka, Kansas 66603

             Pat A. Loconto                        Director
             c/o Mary Abdo
             400 West 15th Street, Suite 1700
             Austin, TX 78701

             Donald J. Schepker*                   Senior Vice President, Chief
                                                   Financial Officer and Treasurer

             J. Michael Keefer*                    Senior Vice President, General
                                                   Counsel and Secretary

             Malcolm E. Robinson*                  Senior Vice President

             David J. Keith*                       Senior Vice President, IT and
                                                   Customer Management

             Terry A. Milberger*                   Senior Vice President

             Venette K. Davis*                     Senior Vice President

             J. Craig Anderson*                    Senior Vice President

             James R. Schmank*                     Senior Vice President

             Kalman Bakk, Jr.*                     Senior Vice President and Chief
                                                   Marketing Officer

             Amy J. Lee*                           Associate General Counsel, Vice
                                                   President and Assistant Secretary

             Thomas A. Swank*                      Senior Vice President and Chief
                                                   Risk Officer

             *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
              OR REGISTRANT

              The Depositor,  Security Benefit Life Insurance  Company ("SBL" or
              "the  Company"),  is owned by Security  Benefit Corp.  through the ownership  of 700,000  of SBL's  700,010  issued  and  outstanding shares of common stock.  One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance  with the  requirements of Kansas law.  Security Benefit Corp. is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"),  which in turn is  controlled  by SBL  policyholders.  As of December 31,
              2002 no one person  holds more than  approximately  0.0003% of the voting  power of  SBMHC.  The  Registrant  is a  segregated  asset account of SBL.

              The following chart  indicates the persons  controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

              Security Benefit Mutual Holding Company        Kansas               ---
              (Holding Company)

              Security Benefit Corp. (Holding Company)       Kansas               100%

              Security Benefit Life Insurance Company        Kansas               100%
              (Stock Life Insurance Company)

              Security Benefit Group, Inc.                   Kansas               100%
              (Holding Company)

              Security Management Company, LLC               Kansas               100%
              (Investment Adviser)

              Security Distributors, Inc.                    Kansas               100%
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)

              First Advantage Insurance Agency, Inc.         Kansas               100%
              (Insurance Agency)

              Security Benefit Academy, Inc.                 Kansas               100%
              (Daycare Company)

              Security Financial Resources, Inc.             Kansas               100%
              (Financial Services)

              Security Financial Resources Collective        Delaware             100%
              Investments, LLC (Private Fund)

              First Security Benefit Life Insurance          New York             100%
              and Annuity Company of New York
              (Stock Life Insurance Company)

              SBL is also the depositor of the following separate accounts:  SBL
              Variable  Annuity  Accounts  I, III,  and IV,  SBL  Variable  Life
              Insurance  Account  Varilife,  Security Varilife Separate Account,
              SBL  Variable  Annuity  Account VIII  (Variflex  LS), SBL Variable
              Annuity Account VIII (Variflex  Signature),  SBL Variable  Annuity
              Account VIII (Extra Credit),  SBL Variable Annuity Account XI, SBL
              Variable Annuity Account XIV, Variflex  Separate Account,  T. Rowe
              Price Variable  Annuity  Account,  and Parkstone  Variable Annuity
              Separate Account.

              Through  the  above-referenced  separate  accounts,  SBL  might be deemed to control the  open-end  management  investment  companies listed below. As of December 18, 2002, the approximate  percentage of  ownership  by the  separate  accounts  for each company was as follows:

                     Security Large Cap Value Fund.....       31.64%
                     SBL Fund..........................       100.0%

ITEM 27.      NUMBER OF CONTRACTOWNERS

              As of February 1, 2003,  there were 4,036 owners of the  Qualified
              Contracts and 1,355 owners of the  Non-Qualified  Contracts issued under SBL Variable Annuity Account XIV.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company  shall,  to the extent  authorized  by the laws of the
              State of Kansas,  indemnify  officers  and  directors  for certain
              liabilities   threatened  or  incurred  in  connection  with  such
              person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its  stockholders  for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED that  nothing  contained in this  Article  shall  eliminate or limit the  liability  of a director  (a) for any breach of the
                  director's   duty  of  loyalty  to  the   Corporation  or  its
                  stockholders,  (b) for acts or omissions  not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto,  or (d) for any  transaction  from which the director
                  derived  an  improper   personal   benefit.   If  the  General
                  Corporation  Code of the State of Kansas is amended  after the
                  filing  of  these  Articles  of   Incorporation  to  authorize
                  corporate action further  eliminating or limiting the personal liability of  directors,  then the  liability of a director of the Corporation  shall be eliminated or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

                           (b)  Any  repeal  or  modification  of the  foregoing
                  paragraph by the  stockholders  of the  Corporation  shall not adversely  affect any right or protection of a director of the
                  Corporation   existing   at  the  time  of  such   repeal   or
                  modification.

              Insofar  as  indemnification  for a  liability  arising  under the
              Securities Act of 1933 may be permitted to directors, officers and controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Depositor has been advised that in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the  Depositor  of  expenses  incurred  or paid by a  director, officer or  controlling  person of the Depositor in the successful defense of any  action,  suit or  proceeding)  is asserted by such director,  officer or  controlling  person in connection  with the
              Securities  being  registered,  the Depositor will,  unless in the
              opinion  of  its  counsel  the  matter  has  been   settled  by  a
              controlling   precedent,   submit   to  a  court  of   appropriate
              jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a)   Security  Distributors,  Inc. ("SDI"),  a subsidiary of SBL, acts  as  distributor  of  the  Contract  issued  under  SBL
                    Variable  Annuity  Account XIV. SDI also acts as distributor for SBL  Variable  Annuity  Accounts  I,  III,  and IV,  SBL
                    Variable Life Insurance Account Varilife,  Security Varilife
                    Separate   Account,   SBL  Variable   Annuity  Account  VIII
                    (Variflex  LS,  Variflex   Signature,   and  Extra  Credit),
                    Variable Annuity Account XI, and Parkstone  Variable Annuity
                    Separate Account. SDI also acts as principal underwriter for the  following  management  investment  companies  for which
                    Security Management Company,  LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income
                    Fund, Security Large Cap Value Fund, Security Municipal Bond
                    Fund, SBL Fund and Security Mid Cap Growth Fund.

            (b)      NAME AND PRINCIPAL            POSITION AND OFFICES
                     BUSINESS ADDRESS*               WITH UNDERWRITER

                     Gregory J. Garvin             President and Director
                     James R. Schmank              Director
                     Tamara L. Brownfield          Treasurer
                     Amy J. Lee                    Secretary
                     Brenda M. Harwood             Vice President and Director
                     Frank Memmo                   Director
                     Richard J. Wells              Director

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   Although SDI receives no compensation under its distribution agreement  with SBL, it does receive  certain  payments from
                    SBL in  connection  with  the sale of the  contracts.  These payments are not expected to exceed 0.75% of sales.  For the fiscal year ended December 31, 2002,  SDI received  payments in the amount of $1,160,788 from SBL under this arrangement.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All  accounts  and records  required to be  maintained  by Section
              31(a) of the 1940 Act and the rules  thereunder  are maintained by
              SBL at its  administrative  offices--One  Security  Benefit Place,
              Topeka, Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a)   Registrant  undertakes  that it will  file a  post-effective amendment to this  Registration  Statement as  frequently as necessary to ensure that the audited financial statements in the Registration  Statement are never more than sixteen (16)
                    months  old for so  long  as  payments  under  the  Variable
                    Annuity contracts may be accepted.

              (b)   Registrant  undertakes  that it will  include as part of the
                    Variable  Annuity  contract  application  a  space  that  an applicant  can check to request a  Statement  of  Additional
                    Information.

              (c)   Registrant undertakes to deliver any Statement of Additional
                    Information and any financial statements required to be made available  under  this Form  promptly  upon  written or oral request to SBL at the address or phone number  listed in the prospectus.

              (d)   Subject to the terms and  conditions of Section 15(d) of the
                    Securities  Exchange  Act of  1934,  the  Registrant  hereby
                    undertakes  to  file  with  the   Securities   and  Exchange
                    Commission  such  supplementary  and  periodic  information, documents,  and reports as may be  prescribed by any rule or regulation of the  Commission  heretofore or hereafter  duly adopted pursuant to authority conferred in that Section.

              (e)   Depositor  represents  that the fees  and  charges  deducted under the  Contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

              (f)   SBL,  sponsor of the unit  investment  trust,  SBL  Variable
                    Annuity  Account XIV,  hereby  represents that it is relying upon  American  Council  of Life  Insurance,  SEC  No-Action
                    Letter,  [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH)
                    P. 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs  (1)-(4) of such  no-action  letter which are incorporated herein by reference.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant has caused this Registration  Statement to be signed on its behalf in the City of Topeka, State of Kansas on this 1st day of April, 2003.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell    By: HOWARD R. FRICKE
Director                            --------------------------------------------
                                    Howard R. Fricke, Director and Chairman of
                                    the Board and as Attorney In Fact for the
John C. Dicus                       Officers and Directors Whose Names Appear
Director                            Opposite.

Steven J. Douglass              SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                        (The Depositor)

                                By: KRIS A. ROBBINS
William W. Hanna                    --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

John E. Hayes, Jr.
Director                        SBL VARIABLE ANNUITY ACCOUNT XIV
                                SECUREDESIGNS
                                (The Registrant)

Pat A. Loconto                  By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                            (The Depositor)

                                By: KRIS A. ROBBINS
Duane L. Fager                      --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

Robert C. Wheeler
Director                        By: DONALD J. SCHEPKER
                                    --------------------------------------------
                                    Donald J. Schepker, Senior Vice President,
                                    Chief Financial Officer and Treasurer

                                (ATTEST):              AMY J. LEE
                                         ---------------------------------------
                                         Amy J. Lee, Vice President, Associate
                                         General Counsel and Assistant Secretary

                                         Date:  April 1, 2003

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)  None
        (b)  None
        (c)  None
        (d)  None
        (e)  None
        (f)  None
        (g)  Marketing    Organization    Agreement    Commission    Schedule   -
             AdvanceDesigns
        (h)  Marketing Organization Agreement Commission Schedule - AEA
        (i)  Marketing  Organization  Agreeement  Commission  Schedule - Security
             Benefit Advisor
        (j)  None
        (k)  AEA Valuebuilder Marketing Organization Agreement
        (l)  None

  (4)   (a)  None
        (b)  None
        (c)  None
        (d)  None
        (e)  None
        (f)  None
        (g)  None
        (h)  None
        (i)  None
        (j)  None
        (k)  None
        (l)  None
        (m)  None
        (n)  None
        (o)  None
        (p)  None
        (q)  None
        (r)  None
        (s)  None
        (t)  None
        (u)  None
        (v)  None
        (w)  None
        (x)  None
        (y)  None
        (z)  None
        (aa) None

  (5)   (a)  None
        (b)  None

  (6)   (a) None
        (b) None

  (7)   None

  (8)   (a) None
        (b) None
        (c) None
        (d) None
        (e) None
        (f) None
        (g) None
        (h) None
        (i) None
        (j) None
        (k) Form of Participation Agreement - AIM Variable Insurance Funds
        (l) Form of Participation Agreement - American Century (American Century
            Variable Portfolios, Inc.)
        (m) Form of Participation  Agreement - INVESCO Variable Insurance Funds,
            Inc.
        (n) Form of Participation Agreement - Oppenheimer Variable Account Funds
        (o) Form of Participation Agreement - PIMCO Variable Insurance Trust
        (p) Form of Participation Agreement - Rydex Variable Trust

  (9)   None

  (10)  Consent of Independent Auditors

  (11)  None

  (12)  None

  (13)  Schedules of Computation of Performance

  (14)  None